UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01027

Name of Registrant:	Vanguard World Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2024—August 31, 2025

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Extended Duration Treasury Index Fund ETF Shares - EDV

Vanguard Extended Duration Treasury Index Fund Institutional Shares - VEDTX

Vanguard ESG U.S. Stock ETF ETF Shares - ESGV

Vanguard ESG International Stock ETF ETF Shares - VSGX

Vanguard Global Wellington™ Fund Investor Shares - VGWLX

Vanguard Global Wellington™ Fund Admiral™ Shares - VGWAX

Vanguard Global Wellesley® Income Fund Investor Shares - VGWIX

Vanguard Global Wellesley® Income Fund Admiral™ Shares - VGYAX

Vanguard ESG U.S. Corporate Bond ETF ETF Shares - VCEB

Vanguard Extended Duration Treasury Index Fund
ETF Shares (EDV) NYSE Arca
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Treasuries underperformed the broader bond market, and securities with the longest maturities posted negative returns.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	-13.16%	-13.72%	-2.11%
ETF Shares Market Price	-13.12%	-13.71%	-2.15%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-13.05%	-13.83%	-2.14%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,344
Number of Portfolio Holdings	82
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$126
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
15 - 20 Years	0.4%
20 - 25 Years	54.6%
25 - 30 Years	45.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the ETF Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR930

Vanguard Extended Duration Treasury Index Fund
Institutional Shares (VEDTX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Extended Duration Treasury Index Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  Treasuries underperformed the broader bond market, and securities with the longest maturities posted negative returns.
  Because the Fund invests in zero-coupon U.S. Treasuries with maturities ranging from 20 to 30 years and the prices of such securities are very sensitive to interest rate changes, its interest rate risk is extremely high. As a result, the Fund may exhibit substantial short-term volatility and is best used by long-term investors.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2015, Through August 31, 2025
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	-13.56%	-13.81%	-2.16%
Bloomberg U.S. Treasury STRIPS 20–30 Year Equal Par Bond Index	-13.05%	-13.83%	-2.14%
Bloomberg U.S. Aggregate Float Adjusted Index	3.19%	-0.66%	1.84%
Vanguard fund returns are adjusted to reflect the 0.50% fee on purchases of fund shares.
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$4,344
Number of Portfolio Holdings	82
Portfolio Turnover Rate	15%
Total Investment Advisory Fees (in thousands)	$126
Distribution by Stated Maturity % of Net Asset (as of August 31, 2025)
15 - 20 Years	0.4%
20 - 25 Years	54.6%
25 - 30 Years	45.0%
Other Assets and Liabilities—Net	0.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Institutional Share class was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1275

Vanguard ESG U.S. Stock ETF
ETF Shares (ESGV) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard ESG U.S. Stock ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$10	0.09%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  The Fund’s benchmark index posted modest to stellar gains in eight of the 11 industry sectors. Technology stocks—by far the largest weighting in the index—contributed the most to overall returns, followed by consumer discretionary and financials. Three sectors—consumer staples, health care, and energy—saw modest to steep declines.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	16.01%	13.52%	14.01%
ETF Shares Market Price	16.08%	13.50%	14.02%
FTSE US All Cap Choice Index	16.11%	13.60%	14.10%
Dow Jones U.S. Total Stock Market Float Adjusted Index	15.88%	14.05%	13.21%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$11,163
Number of Portfolio Holdings	1,329
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$215
Portfolio Composition % of Net Assets (as of August 31, 2025)
Basic Materials	1.2%
Consumer Discretionary	16.4%
Consumer Staples	3.7%
Energy	0.1%
Financials	11.2%
Health Care	9.7%
Industrials	8.6%
Real Estate	2.8%
Technology	43.1%
Telecommunications	2.4%
Utilities	0.5%
Other Assets and Liabilities—Net	0.3%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4393

Vanguard ESG International Stock ETF
ETF Shares (VSGX) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard ESG International Stock ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447. The report describes changes to the Fund that occurred during the reporting period.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.11%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  For the Fund’s benchmark index, nine of the 11 industry sectors posted gains. Financials, by far the largest sector weighting in the index, contributed most to returns, followed by technology and consumer discretionary. Two sectors—energy and health care—posted negative returns.
  Most countries in the index posted gains, with those in Europe, the Pacific region, and emerging markets outpacing those in North America.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 18, 2018, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/18/2018)
ETF Shares Net Asset Value	14.92%	8.08%	7.01%
ETF Shares Market Price	14.96%	8.09%	7.04%
FTSE Global All Cap ex US Choice Index	15.06%	8.19%	7.16%
FTSE Global All Cap ex US Index	15.93%	9.24%	7.43%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$5,016
Number of Portfolio Holdings	6,476
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$272
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	1.2%
Asia	48.4%
Europe	36.7%
North America	6.9%
Oceania	5.1%
South America	1.2%
Other Assets and Liabilities—Net	0.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
How has the Fund changed?
During the reporting period, the expense ratio for the Fund was reduced.
This is a summary of certain changes to the Fund since August 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by December 31, 2025, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4394

Vanguard Global Wellington™ Fund
Investor Shares (VGWLX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.43%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in North America was the biggest detractor, although the Fund’s positioning in Europe and emerging markets added value. By industry sector, strong selection in financials was more than offset by drags from multiple sectors, particularly information technology and consumer staples.
  In the Fund’s bond portfolio, security selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	7.12%	8.41%	7.52%
Global Wellington Composite Index	11.97%	8.67%	8.43%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$2,600
Number of Portfolio Holdings	618
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$3,087
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.2%
Asia	13.0%
Europe	27.5%
North America	54.5%
Oceania	0.7%
South America	0.0%
Other Assets and Liabilities—Net	4.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1567

Vanguard Global Wellington™ Fund
Admiral™ Shares (VGWAX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Global Wellington Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.30%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in North America was the biggest detractor, although the Fund’s positioning in Europe and emerging markets added value. By industry sector, strong selection in financials was more than offset by drags from multiple sectors, particularly information technology and consumer staples.
  In the Fund’s bond portfolio, security selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	7.29%	8.55%	7.65%
Global Wellington Composite Index	11.97%	8.67%	8.43%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$2,600
Number of Portfolio Holdings	618
Portfolio Turnover Rate	74%
Total Investment Advisory Fees (in thousands)	$3,087
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.2%
Asia	13.0%
Europe	27.5%
North America	54.5%
Oceania	0.7%
South America	0.0%
Other Assets and Liabilities—Net	4.1%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1767

Vanguard Global Wellesley® Income Fund
Investor Shares (VGWIX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$45	0.43%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in the United States was the biggest detractor, although an overweight to emerging markets added value. By industry sector, strong selection in consumer staples was more than offset by drags from health care and industrials.
  In the Fund’s bond portfolio, selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Investor Shares	7.20%	5.21%	4.60%
Global Wellesley Income Composite Index	8.21%	5.12%	4.70%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$639
Number of Portfolio Holdings	550
Portfolio Turnover Rate	102%
Total Investment Advisory Fees (in thousands)	$715
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.3%
Asia	7.8%
Europe	31.7%
North America	53.4%
Oceania	1.2%
South America	0.1%
Other Assets and Liabilities—Net	5.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1496

Vanguard Global Wellesley® Income Fund
Admiral™ Shares (VGYAX)
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard Global Wellesley Income Fund (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$31	0.30%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund underperformed its benchmark.
  Optimism in the U.S. about the prospect of further deregulation, tax cuts, and robust corporate earnings was at times tempered by market concerns over rising interest rates, stretched equity valuations, and U.S. trade policy announcements. While the Federal Reserve paused short-term rate cuts after December 2024, the European Central Bank and Bank of England continued to ease policy during the period.
  In the Fund’s stock portfolio, security selection in the United States was the biggest detractor, although an overweight to emerging markets added value. By industry sector, strong selection in consumer staples was more than offset by drags from health care and industrials.
  In the Fund’s bond portfolio, selection was positive, notably among bonds issued by industrial companies. Credit spread duration—the sensitivity of a portfolio to changes in its credit spread—detracted from relative performance.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 2, 2017, Through August 31, 2025
Initial Investment of $50,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/2/2017)
Admiral Shares	7.28%	5.34%	4.72%
Global Wellesley Income Composite Index	8.21%	5.12%	4.70%
Bloomberg Global Aggregate Bond Index	3.47%	-1.76%	0.49%
FTSE Developed Net Tax Index	16.12%	13.11%	11.55%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$639
Number of Portfolio Holdings	550
Portfolio Turnover Rate	102%
Total Investment Advisory Fees (in thousands)	$715
Portfolio Composition % of Net Assets (as of August 31, 2025)
Africa	0.3%
Asia	7.8%
Europe	31.7%
North America	53.4%
Oceania	1.2%
South America	0.1%
Other Assets and Liabilities—Net	5.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1896

Vanguard ESG U.S. Corporate Bond ETF
ETF Shares (VCEB) Cboe BZX Exchange, Inc.
Annual Shareholder Report | August 31, 2025

This annual shareholder report contains important information about Vanguard ESG U.S. Corporate Bond ETF (the "Fund") for the period of September 1, 2024, to August 31, 2025. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$12	0.12%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2025, the Fund performed in line with its benchmark.
  Optimism in the U.S. about deregulation, tax cuts, and artificial intelligence was occasionally tempered by market concerns over rising interest rates, stretched equity valuations, and evolving trade policies. Although the Federal Reserve paused on cutting rates after December 2024, some progress on inflation and signs of a softening job market raised the prospect of more cuts to come.
  With yield spreads narrowing for corporate bonds, they outperformed both Treasuries and mortgage-backed securities.
  In the Fund’s benchmark index, bonds issued by financial institutions returned more than those issued by industrial companies and utilities.
  By maturity, bonds maturing in less than 10 years posted the strongest gains, and bonds maturing in 20 years or more finished in negative territory. By credit quality, corporate bonds on the bottom rung of the investment-grade ladder performed better than higher-rated bonds.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 22, 2020, Through August 31, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	Since Inception (9/22/2020)
ETF Shares Net Asset Value	4.01%	-0.17%
ETF Shares Market Price	3.91%	-0.17%
Bloomberg MSCI US Corporate SRI Select Index	4.01%	-0.11%
Bloomberg U.S. Aggregate Bond Index	3.14%	-0.71%
Fund Statistics (as of August 31, 2025)
Fund Net Assets (in millions)	$903
Number of Portfolio Holdings	2,784
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$23
Portfolio Composition % of Net Assets (as of August 31, 2025)
Communications	11.0%
Consumer Discretionary	6.7%
Consumer Staples	3.7%
Financials	44.1%
Health Care	15.1%
Industrials	1.9%
Materials	1.2%
Real Estate	1.9%
Technology	11.9%
Utilities	0.2%
U.S. Government and Agency Obligations	0.7%
Other Assets and Liabilities—Net	1.6%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Connect with Vanguard ® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2025 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR4158

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit and Risk Committee have been determined by the Registrant’s Board of Trustees to be Audit and Risk Committee Financial Experts and to be independent: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
(a) Audit Fees.	$662,000	$779,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$662,000	$779,000

(e)       (1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)           Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2025	Fiscal Year Ended August 31, 2024
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,710,837	$3,508,505
Tax Fees.	$1,775,524	$1,912,843
All Other Fees.	$50,000	$268,000
Total.	$5,536,360	$5,689,348

(h)           For the most recent fiscal year, the Audit and Risk Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: Sarah Bloom Raskin, Peter F. Volanakis, Tara Bunch, and Mark Loughridge.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2025
Vanguard Extended Duration Treasury Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Extended Duration Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (100.0%)
U.S. Government Securities (100.0%)
United States Treasury Strip Coupon	0.000%	8/15/2045	41,944	14,975
United States Treasury Strip Coupon	0.000%	11/15/2045	213,970	75,500
United States Treasury Strip Coupon	0.000%	2/15/2046	254,767	88,850
United States Treasury Strip Coupon	0.000%	5/15/2046	202,404	69,782
United States Treasury Strip Coupon	0.000%	8/15/2046	197,997	67,420
United States Treasury Strip Coupon	0.000%	11/15/2046	169,682	56,910
United States Treasury Strip Coupon	0.000%	2/15/2047	204,979	67,835
United States Treasury Strip Coupon	0.000%	5/15/2047	190,048	62,100
United States Treasury Strip Coupon	0.000%	8/15/2047	140,344	45,239
United States Treasury Strip Coupon	0.000%	11/15/2047	167,063	53,193
United States Treasury Strip Coupon	0.000%	2/15/2048	160,346	50,346
United States Treasury Strip Coupon	0.000%	5/15/2048	154,474	47,845
United States Treasury Strip Coupon	0.000%	8/15/2048	221,308	67,629
United States Treasury Strip Coupon	0.000%	11/15/2048	219,271	66,124
United States Treasury Strip Coupon	0.000%	2/15/2049	189,865	56,514
United States Treasury Strip Coupon	0.000%	5/15/2049	204,927	60,173
United States Treasury Strip Coupon	0.000%	8/15/2049	186,909	54,262
United States Treasury Strip Coupon	0.000%	11/15/2049	185,594	53,184
United States Treasury Strip Coupon	0.000%	2/15/2050	183,685	51,999
United States Treasury Strip Coupon	0.000%	5/15/2050	192,951	54,041
United States Treasury Strip Coupon	0.000%	8/15/2050	178,582	49,250
United States Treasury Strip Coupon	0.000%	11/15/2050	197,959	53,797
United States Treasury Strip Coupon	0.000%	2/15/2051	195,681	52,436
United States Treasury Strip Coupon	0.000%	5/15/2051	186,951	49,505
United States Treasury Strip Coupon	0.000%	8/15/2051	198,242	51,829
United States Treasury Strip Coupon	0.000%	11/15/2051	191,539	49,583
United States Treasury Strip Coupon	0.000%	2/15/2052	227,207	58,213
United States Treasury Strip Coupon	0.000%	5/15/2052	200,492	50,452
United States Treasury Strip Coupon	0.000%	8/15/2052	194,828	48,669
United States Treasury Strip Coupon	0.000%	11/15/2052	198,787	49,044
United States Treasury Strip Coupon	0.000%	2/15/2053	187,094	45,992
United States Treasury Strip Coupon	0.000%	5/15/2053	194,393	47,307
United States Treasury Strip Coupon	0.000%	8/15/2053	178,897	43,061
United States Treasury Strip Coupon	0.000%	11/15/2053	198,185	47,309
United States Treasury Strip Coupon	0.000%	2/15/2054	203,741	47,927
United States Treasury Strip Coupon	0.000%	5/15/2054	181,751	42,498
United States Treasury Strip Coupon	0.000%	8/15/2054	81,984	19,039
United States Treasury Strip Coupon	0.000%	11/15/2054	67,842	15,612
United States Treasury Strip Coupon	0.000%	2/15/2055	48,164	11,029
United States Treasury Strip Coupon	0.000%	5/15/2055	59,582	13,492
United States Treasury Strip Coupon	0.000%	8/15/2055	22,865	5,110
United States Treasury Strip Principal	0.000%	11/15/2045	173,135	62,809
United States Treasury Strip Principal	0.000%	2/15/2046	169,732	60,633
United States Treasury Strip Principal	0.000%	5/15/2046	239,424	84,481
United States Treasury Strip Principal	0.000%	8/15/2046	201,838	70,241
United States Treasury Strip Principal	0.000%	11/15/2046	198,267	67,984
United States Treasury Strip Principal	0.000%	2/15/2047	183,729	62,131
United States Treasury Strip Principal	0.000%	5/15/2047	196,685	65,605
United States Treasury Strip Principal	0.000%	8/15/2047	165,031	54,299
United States Treasury Strip Principal	0.000%	11/15/2047	176,679	57,386
United States Treasury Strip Principal	0.000%	2/15/2048	169,407	54,171
United States Treasury Strip Principal	0.000%	5/15/2048	169,768	53,556
United States Treasury Strip Principal	0.000%	8/15/2048	167,940	52,304
United States Treasury Strip Principal	0.000%	11/15/2048	185,238	56,946
United States Treasury Strip Principal	0.000%	2/15/2049	185,496	56,301
United States Treasury Strip Principal	0.000%	5/15/2049	151,859	45,528
United States Treasury Strip Principal	0.000%	8/15/2049	196,391	58,235
United States Treasury Strip Principal	0.000%	11/15/2049	170,794	49,984
United States Treasury Strip Principal	0.000%	2/15/2050	182,950	52,948
United States Treasury Strip Principal	0.000%	5/15/2050	190,217	55,222
1

Extended Duration Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Strip Principal	0.000%	8/15/2050	189,051	53,518
	United States Treasury Strip Principal	0.000%	11/15/2050	187,499	52,243
	United States Treasury Strip Principal	0.000%	2/15/2051	187,422	51,556
	United States Treasury Strip Principal	0.000%	5/15/2051	177,655	48,251
	United States Treasury Strip Principal	0.000%	8/15/2051	226,514	60,796
	United States Treasury Strip Principal	0.000%	11/15/2051	231,079	61,380
	United States Treasury Strip Principal	0.000%	2/15/2052	208,970	54,773
	United States Treasury Strip Principal	0.000%	5/15/2052	213,449	55,272
	United States Treasury Strip Principal	0.000%	8/15/2052	207,173	53,040
	United States Treasury Strip Principal	0.000%	11/15/2052	202,427	51,461
	United States Treasury Strip Principal	0.000%	2/15/2053	197,736	49,612
	United States Treasury Strip Principal	0.000%	5/15/2053	208,675	51,712
	United States Treasury Strip Principal	0.000%	8/15/2053	189,915	46,655
	United States Treasury Strip Principal	0.000%	11/15/2053	220,601	53,720
	United States Treasury Strip Principal	0.000%	2/15/2054	233,016	56,051
	United States Treasury Strip Principal	0.000%	5/15/2054	265,800	63,283
	United States Treasury Strip Principal	0.000%	8/15/2054	340,263	80,028
	United States Treasury Strip Principal	0.000%	11/15/2054	359,036	83,574
	United States Treasury Strip Principal	0.000%	2/15/2055	339,839	78,415
	United States Treasury Strip Principal	0.000%	5/15/2055	248,589	56,700
	United States Treasury Strip Principal	0.000%	8/15/2055	202,980	45,789
Total U.S. Government and Agency Obligations (Cost $5,496,182)					4,343,668
				Shares
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1]	Vanguard Market Liquidity Fund (Cost $412)	4.362%		4,118	412
Total Investments (100.0%) (Cost $5,496,594)					4,344,080
Other Assets and Liabilities—Net (0.0%)					45
Net Assets (100%)					4,344,125
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Extended Duration Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $5,496,182)	4,343,668
Affiliated Issuers (Cost $412)	412
Total Investments in Securities	4,344,080
Investment in Vanguard	107
Cash	1
Cash Collateral Received for ETF Capital Activity	31,760
Receivables for Investment Securities Sold	125,774
Receivables for Accrued Income	1
Receivables for Capital Shares Issued	8,037
Total Assets	4,509,760
Liabilities
Payables for Investment Securities Purchased	125,055
Collateral for ETF Capital Activity	31,760
Payables for Capital Shares Redeemed	8,727
Payables to Vanguard	93
Total Liabilities	165,635
Net Assets	4,344,125
At August 31, 2025, net assets consisted of:

Paid-in Capital	6,523,008
Total Distributable Earnings (Loss)	(2,178,883)
Net Assets	4,344,125

ETF Shares—Net Assets
Applicable to 57,375,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,682,187
Net Asset Value Per Share—ETF Shares	$64.18

Institutional Shares—Net Assets
Applicable to 34,140,200 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	661,938
Net Asset Value Per Share—Institutional Shares	$19.39
See accompanying Notes, which are an integral part of the Financial Statements.
3

Extended Duration Treasury Index Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest[1]	211,964
Total Income	211,964
Expenses
The Vanguard Group—Note B
Investment Advisory Services	126
Management and Administrative—ETF Shares	1,474
Management and Administrative—Institutional Shares	344
Management and Administrative—Institutional Plus Shares	5
Marketing and Distribution—ETF Shares	181
Marketing and Distribution—Institutional Shares	25
Marketing and Distribution—Institutional Plus Shares	—
Custodian Fees	16
Auditing Fees	31
Shareholders’ Reports and Proxy Fees—ETF Shares	208
Shareholders’ Reports and Proxy Fees—Institutional Shares	2
Shareholders’ Reports and Proxy Fees—Institutional Plus Shares	—
Trustees’ Fees and Expenses	3
Other Expenses	26
Total Expenses	2,441
Net Investment Income	209,523
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(386,289)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	(447,582)
Net Increase (Decrease) in Net Assets Resulting from Operations	(624,348)
1	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $65, less than $1, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($35,167) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Extended Duration Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	209,523	168,455
Realized Net Gain (Loss)	(386,289)	(252,241)
Change in Unrealized Appreciation (Depreciation)	(447,582)	306,630
Net Increase (Decrease) in Net Assets Resulting from Operations	(624,348)	222,844
Distributions
ETF Shares	(171,938)	(121,506)
Institutional Shares	(33,855)	(24,665)
Institutional Plus Shares	(1,473)	(8,699)
Total Distributions	(207,266)	(154,870)
Capital Share Transactions
ETF Shares	414,121	1,530,783
Institutional Shares	(84,479)	307,480
Institutional Plus Shares	(148,191)	(74,183)
Net Increase (Decrease) from Capital Share Transactions	181,451	1,764,080
Total Increase (Decrease)	(650,163)	1,832,054
Net Assets
Beginning of Period	4,994,288	3,162,234
End of Period	4,344,125	4,994,288
See accompanying Notes, which are an integral part of the Financial Statements.
5

Extended Duration Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$77.32	$78.52	$96.31	$140.69	$163.11
Investment Operations
Net Investment Income[1]	3.235	3.203	3.033	2.769	2.795
Net Realized and Unrealized Gain (Loss) on Investments[2]	(13.166)	(1.385)	(18.048)	(44.418)	(17.061)
Total from Investment Operations	(9.931)	1.818	(15.015)	(41.649)	(14.266)
Distributions
Dividends from Net Investment Income	(3.209)	(3.018)	(2.775)	(2.731)	(2.820)
Distributions from Realized Capital Gains	—	—	—	—	(5.334)
Total Distributions	(3.209)	(3.018)	(2.775)	(2.731)	(8.154)
Net Asset Value, End of Period	$64.18	$77.32	$78.52	$96.31	$140.69
Total Return	-13.16%	2.64%	-15.83%	-30.00%	-8.94%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,682	$3,961	$2,356	$1,312	$1,277
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%[3]	0.06%[3]	0.06%
Ratio of Net Investment Income to Average Net Assets	4.68%	4.34%	3.56%	2.33%	1.93%
Portfolio Turnover Rate[4]	15%	22%	24%	15%	23%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.03, $.03, $.03, and $.07.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$23.36	$23.72	$29.09	$42.50	$49.27
Investment Operations
Net Investment Income[1]	.977	.967	.911	.835	.842
Net Realized and Unrealized Gain (Loss) on Investments[2]	(3.978)	(.415)	(5.444)	(13.425)	(5.143)
Total from Investment Operations	(3.001)	.552	(4.533)	(12.590)	(4.301)
Distributions
Dividends from Net Investment Income	(.969)	(.912)	(.837)	(.820)	(.857)
Distributions from Realized Capital Gains	—	—	—	—	(1.612)
Total Distributions	(.969)	(.912)	(.837)	(.820)	(2.469)
Net Asset Value, End of Period	$19.39	$23.36	$23.72	$29.09	$42.50
Total Return[3]	-13.13%	2.56%	-15.83%	-30.01%	-8.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$662	$886	$585	$623	$789
Ratio of Total Expenses to Average Net Assets	0.05%	0.06%	0.06%[4]	0.06%[4]	0.06%
Ratio of Net Investment Income to Average Net Assets	4.67%	4.35%	3.52%	2.29%	1.96%
Portfolio Turnover Rate[5]	15%	22%	24%	15%	23%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.00, $.00, $.00, and $.02.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.06%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Extended Duration Treasury Index Fund
Financial Highlights
Institutional Plus Shares
For a Share Outstanding Throughout Each Period	Sep.1, 2024 to Oct. 3, 2024[1]	Year Ended August 31,
		2024	2023	2022	2021
Net Asset Value, Beginning of Period	$58.64	$59.55	$73.04	$106.68	$123.70
Investment Operations
Net Investment Income[2]	.221	2.438	2.297	2.114	2.140
Net Realized and Unrealized Gain (Loss) on Investments[3]	.325	(1.049)	(13.672)	(33.676)	(12.941)
Total from Investment Operations	.546	1.389	(11.375)	(31.562)	(10.801)
Distributions
Dividends from Net Investment Income	(.586)	(2.299)	(2.115)	(2.078)	(2.173)
Distributions from Realized Capital Gains	—	—	—	—	(4.046)
Total Distributions	(.586)	(2.299)	(2.115)	(2.078)	(6.219)
Net Asset Value, End of Period	$58.60[1]	$58.64	$59.55	$73.04	$106.68
Total Return[4]	0.92%	2.57%	-15.82%	-29.98%	-8.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$—	$147	$222	$264	$505
Ratio of Total Expenses to Average Net Assets	0.04%[5]	0.04%	0.04%[6]	0.04%[6]	0.04%
Ratio of Net Investment Income to Average Net Assets	4.02%[5]	4.37%	3.54%	2.29%	1.96%
Portfolio Turnover Rate[7]	15%[8]	22%	24%	15%	23%
1	Net asset value as of October 3, 2024, on which date all shares were redeemed.
2	Calculated based on average shares outstanding.
3	Includes increases from purchase fees of $.00, $.02, $.02, $.02, and $.05.
4	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
5	Annualized.
6	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
7	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
8	Reflects the fund's portfolio turnover for the year ended August 31, 2025.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Extended Duration Treasury Index Fund
Notes to Financial Statements
Vanguard Extended Duration Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Institutional Shares, and Institutional Plus Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. On October 3, 2024, all outstanding shares of the Institutional Plus class were redeemed. The fund has not issued any additional Institutional Plus Shares as of August 31, 2025.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Collateral for ETF Capital Activity: When an authorized participant fails to deliver one or more of the securities within a designated basket (in the case of a subscription), fails to deliver the fund ETF Shares (in the case of a redemption), or is required by the fund, prior to settlement, to accommodate the trading of foreign securities in local markets (in the case of redemption for an international equity ETF), the fund may require the authorized participant to deliver and maintain cash collateral in accordance with the authorized participant agreement. The fund may invest the collateral in short-term debt instruments or U.S. Treasury securities, or maintain the balance as cash. Daily market fluctuations could cause the value of the missing securities or fund ETF Shares to be more or less than the value of the collateral received; when this occurs the collateral is adjusted. The fund earns interest income from investments and/or custody fee offsets from the cash balance. The fund records an asset (cash or investment, as applicable) and a corresponding liability for the return of the collateral in the Statement Assets and Liabilities. Interest income and custody fee offsets earned on the investment of collateral are included in the Statement of Operations.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
9

Extended Duration Treasury Index Fund
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $107,000, representing less than 0.01% of the fund’s net assets and 0.04% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	4,343,668	—	4,343,668
Temporary Cash Investments	412	—	—	412
Total	412	4,343,668	—	4,344,080
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(35,205)
Total Distributable Earnings (Loss)	35,205
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	35,712
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,159,899)
Capital Loss Carryforwards	(1,054,696)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(2,178,883)
10

Extended Duration Treasury Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	207,266	154,870
Long-Term Capital Gains	—	—
Total	207,266	154,870
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,503,979
Gross Unrealized Appreciation	3,154
Gross Unrealized Depreciation	(1,163,053)
Net Unrealized Appreciation (Depreciation)	(1,159,899)
E.  During the year ended August 31, 2025, the fund purchased $662,381,000 of investment securities and sold $1,018,735,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $2,267,291,000 and $1,938,335,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	2,357,857	34,200	2,041,777	27,950
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,943,736)	(28,050)	(510,994)	(6,725)
Net Increase (Decrease)—ETF Shares	414,121	6,150	1,530,783	21,225
Institutional Shares
Issued[1]	61,884	2,959	362,634	15,717
Issued in Lieu of Cash Distributions	33,121	1,565	24,444	1,094
Redeemed	(179,484)	(8,311)	(79,598)	(3,535)
Net Increase (Decrease)—Institutional Shares	(84,479)	(3,787)	307,480	13,276
Institutional Plus Shares[2]
Issued[1]	—	—	—	—
Issued in Lieu of Cash Distributions	1,473	25	8,699	155
Redeemed	(149,664)	(2,538)	(82,882)	(1,368)
Net Increase (Decrease)—Institutional Plus Shares	(148,191)	(2,513)	(74,183)	(1,213)
1	Includes purchase fees for fiscal 2025 and 2024 of $360 and $1,344, respectively (fund totals).
2	All outstanding shares were redeemed on October 3, 2024.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer
11

Extended Duration Treasury Index Fund
collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Extended Duration Treasury Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Extended Duration Treasury Index Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
 /s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal year $209,236,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q12750 102025
14

Financial Statements
For the year ended August 31, 2025
Vanguard ESG U.S. Stock ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	29
Tax information	30

ESG U.S. Stock ETF
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.7%)
Basic Materials (1.2%)
	Linde plc	102,551	49,049
	Newmont Corp.	243,071	18,085
	Fastenal Co.	250,585	12,444
	Nucor Corp.	50,146	7,458
	International Paper Co.	114,558	5,691
	Steel Dynamics Inc.	30,637	4,011
	International Flavors & Fragrances Inc.	55,920	3,775
	CF Industries Holdings Inc.	36,249	3,140
	Avery Dennison Corp.	16,961	2,911
	Royal Gold Inc.	14,377	2,582
	Mosaic Co.	69,140	2,309
*	MP Materials Corp.	28,227	2,008
*	Coeur Mining Inc.	138,634	1,823
	UFP Industries Inc.	13,019	1,315
	Element Solutions Inc.	49,118	1,263
	Balchem Corp.	7,053	1,143
*	Cleveland-Cliffs Inc.	106,131	1,141
	Hecla Mining Co.	131,183	1,116
	FMC Corp.	27,339	1,069
	Sensient Technologies Corp.	9,130	1,036
	Cabot Corp.	11,663	951
	Avient Corp.	19,618	734
	Westlake Corp.	7,388	649
	Ashland Inc.	10,368	582
	Scotts Miracle-Gro Co.	9,496	581
	Minerals Technologies Inc.	6,980	457
*	Constellium SE	30,560	443
	Quaker Chemical Corp.	2,981	433
	Huntsman Corp.	35,628	398
	Sylvamo Corp.	7,597	351
	Kaiser Aluminum Corp.	3,436	268
*	Century Aluminum Co.	11,199	250
	Worthington Steel Inc.	7,010	233
	Tronox Holdings plc	25,297	108
*	Sigma Lithium Corp.	11,984	80
			129,887
Consumer Discretionary (16.4%)
*	Amazon.com Inc.	2,094,647	479,674
*	Tesla Inc.	614,205	205,065
*	Netflix Inc.	92,548	111,821
	Costco Wholesale Corp.	96,927	91,433
	Home Depot Inc.	217,423	88,441
	McDonald's Corp.	156,107	48,946
	Walt Disney Co.	395,040	46,765
*	Uber Technologies Inc.	439,622	41,215
	Booking Holdings Inc.	7,104	39,776
	TJX Cos. Inc.	244,257	33,368
	Lowe's Cos. Inc.	122,381	31,582
*	MercadoLibre Inc.	10,286	25,436
*	Spotify Technology SA	33,587	22,902
	Starbucks Corp.	248,365	21,903
	Royal Caribbean Cruises Ltd.	55,320	20,093
	NIKE Inc. Class B	252,424	19,530
*	O'Reilly Automotive Inc.	186,084	19,293
*	ROBLOX Corp. Class A	123,027	15,328
*	AutoZone Inc.	3,647	15,312
	Hilton Worldwide Holdings Inc.	50,931	14,060
	Marriott International Inc. Class A	49,704	13,314
*	Chipotle Mexican Grill Inc.	292,903	12,343
1

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Airbnb Inc. Class A	92,857	12,121
*	Carvana Co.	28,036	10,427
	Ross Stores Inc.	70,334	10,350
	Ford Motor Co.	852,338	10,032
	Electronic Arts Inc.	56,956	9,794
	Target Corp.	99,160	9,517
*	Copart Inc.	193,055	9,423
*	Take-Two Interactive Software Inc.	39,077	9,115
	eBay Inc.	100,529	9,109
	Yum! Brands Inc.	60,862	8,945
	Garmin Ltd.	35,577	8,603
*	Coupang Inc.	271,006	7,745
*	Carnival Corp.	235,969	7,525
	Tractor Supply Co.	115,991	7,164
	Lennar Corp. Class A	51,780	6,894
*	Live Nation Entertainment Inc.	34,575	5,756
	PulteGroup Inc.	43,580	5,753
	Expedia Group Inc.	26,403	5,671
*	Warner Bros Discovery Inc.	486,959	5,668
*	Trade Desk Inc. Class A	97,452	5,327
	Dollar General Corp.	47,951	5,215
*	NVR Inc.	611	4,960
*	Ulta Beauty Inc.	9,870	4,863
	Williams-Sonoma Inc.	25,841	4,863
*	Dollar Tree Inc.	44,345	4,841
	Estee Lauder Cos. Inc. Class A	51,000	4,678
*	Lululemon Athletica Inc.	22,969	4,644
	Tapestry Inc.	45,126	4,595
	Genuine Parts Co.	30,263	4,217
*	Liberty Media Corp.-Liberty Formula One Class C	41,377	4,134
*	Burlington Stores Inc.	13,722	3,989
*	Aptiv plc	49,924	3,970
*	Deckers Outdoor Corp.	32,991	3,947
	Somnigroup International Inc.	44,102	3,702
	Fox Corp. Class A	60,556	3,615
	Rollins Inc.	61,175	3,459
	Omnicom Group Inc.	42,316	3,315
	Domino's Pizza Inc.	6,940	3,181
	Best Buy Co. Inc.	42,170	3,105
	News Corp. Class A	104,236	3,066
	Toll Brothers Inc.	21,563	2,997
	TKO Group Holdings Inc. Class A	15,022	2,848
*	Viking Holdings Ltd.	44,325	2,820
*	Grab Holdings Ltd. Class A	560,096	2,795
*	BJ's Wholesale Club Holdings Inc.	28,523	2,786
	Ralph Lauren Corp.	8,528	2,532
*	Duolingo Inc. Class A	8,204	2,444
	Pool Corp.	7,839	2,436
	Service Corp. International	30,427	2,411
*	Norwegian Cruise Line Holdings Ltd.	96,525	2,398
	Hasbro Inc.	28,889	2,345
*	Rivian Automotive Inc. Class A	169,204	2,296
	Aramark	57,616	2,253
*	On Holding AG Class A	48,264	2,176
	Interpublic Group of Cos. Inc.	80,765	2,168
	New York Times Co. Class A	35,156	2,104
	Autoliv Inc.	16,936	2,101
*	CarMax Inc.	33,273	2,041
	BorgWarner Inc.	47,333	2,024
*	GameStop Corp. Class A	89,372	2,003
	Wingstop Inc.	6,071	1,992
*	SharkNinja Inc.	16,566	1,938
*	Planet Fitness Inc. Class A	18,311	1,919
*	Floor & Decor Holdings Inc. Class A	23,382	1,915
*	United Airlines Holdings Inc.	18,015	1,892
	Lithia Motors Inc. Class A	5,576	1,877
*	Chewy Inc. Class A	45,623	1,869
	LKQ Corp.	56,769	1,852
*	Dutch Bros Inc. Class A	25,223	1,812
*	Skechers USA Inc. Class A	28,499	1,798
2

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Five Below Inc.	11,745	1,704
*	Ollie's Bargain Outlet Holdings Inc.	13,436	1,704
*	Wayfair Inc. Class A	20,475	1,527
*	Stride Inc.	9,220	1,505
*	elf Beauty Inc.	11,954	1,494
*	Cava Group Inc.	21,769	1,471
*	Bright Horizons Family Solutions Inc.	12,386	1,462
	H&R Block Inc.	28,968	1,459
*	Taylor Morrison Home Corp. Class A	21,293	1,435
	Wyndham Hotels & Resorts Inc.	16,549	1,433
*	MakeMyTrip Ltd.	14,460	1,428
*	Lyft Inc. Class A	86,807	1,408
	Gentex Corp.	49,857	1,397
*	SiteOne Landscape Supply Inc.	9,751	1,397
	Bath & Body Works Inc.	46,463	1,357
*	AutoNation Inc.	6,000	1,314
	Lear Corp.	11,732	1,291
	Vail Resorts Inc.	7,827	1,282
*	Amer Sports Inc.	32,511	1,278
	Hyatt Hotels Corp. Class A	8,780	1,267
	Group 1 Automotive Inc.	2,726	1,267
	Nexstar Media Group Inc. Class A	6,163	1,261
*	Grand Canyon Education Inc.	6,097	1,229
	Thor Industries Inc.	11,168	1,224
*	Etsy Inc.	22,535	1,195
	Meritage Homes Corp.	15,270	1,186
*	Boot Barn Holdings Inc.	6,658	1,184
	VF Corp.	77,080	1,166
	U-Haul Holding Co.	21,472	1,122
	Gap Inc.	50,172	1,104
[1]	Whirlpool Corp.	11,813	1,100
*	Valvoline Inc.	27,637	1,072
*	Asbury Automotive Group Inc.	4,255	1,070
*	Adtalem Global Education Inc.	7,917	1,037
*	Crocs Inc.	11,860	1,034
	Southwest Airlines Co.	31,110	1,024
	Sirius XM Holdings Inc.	41,505	981
*	Frontdoor Inc.	16,110	979
*	Dorman Products Inc.	5,972	966
	PVH Corp.	11,422	963
	KB Home	15,144	962
*	Abercrombie & Fitch Co. Class A	10,194	953
	Kontoor Brands Inc.	12,103	935
*	Urban Outfitters Inc.	13,838	928
*	Liberty Media Corp.-Liberty Formula One Class A	10,050	906
*	Cavco Industries Inc.	1,664	883
*	Champion Homes Inc.	11,661	880
	Travel + Leisure Co.	13,775	871
*	M/I Homes Inc.	5,843	860
*	Life Time Group Holdings Inc.	29,252	817
	Macy's Inc.	61,451	813
	Signet Jewelers Ltd.	9,080	800
	Advance Auto Parts Inc.	13,099	799
	Fox Corp. Class B	14,374	784
	Rush Enterprises Inc. Class A	13,648	783
*	Laureate Education Inc.	27,621	759
*	RH	3,333	752
*	Liberty Media Corp.-Liberty Live Class A	7,947	752
	Visteon Corp.	6,037	748
	Penske Automotive Group Inc.	4,021	742
	TEGNA Inc.	34,830	738
*	QuantumScape Corp. Class A	90,093	714
	Choice Hotels International Inc.	5,880	703
	Harley-Davidson Inc.	24,086	701
*	Madison Square Garden Sports Corp.	3,542	701
*	Tri Pointe Homes Inc.	19,733	697
*	OPENLANE Inc.	22,933	663
*	Liberty Media Corp.-Liberty Live Class C	6,527	636
*	YETI Holdings Inc.	17,938	631
*	Hilton Grand Vacations Inc.	13,257	630
3

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Peloton Interactive Inc. Class A	79,478	604
*	Birkenstock Holding plc	11,575	603
	PriceSmart Inc.	5,552	596
	Cinemark Holdings Inc.	23,049	595
*	Avis Budget Group Inc.	3,724	589
	Dana Inc.	28,395	572
	LCI Industries	5,396	569
	Marriott Vacations Worldwide Corp.	6,951	543
	Newell Brands Inc.	91,314	541
*,1	Lucid Group Inc. Class A	271,575	538
*	Capri Holdings Ltd.	25,016	515
	Phinia Inc.	8,486	496
*	Green Brick Partners Inc.	6,958	486
*	American Airlines Group Inc.	36,302	485
*	Goodyear Tire & Rubber Co.	56,496	479
	Acushnet Holdings Corp.	6,184	474
*	Six Flags Entertainment Corp.	20,646	468
*	Foot Locker Inc.	18,580	459
*	Hanesbrands Inc.	72,766	459
	Interparfums Inc.	3,946	454
	American Eagle Outfitters Inc.	34,956	452
	Steven Madden Ltd.	15,469	449
*	Adient plc	18,013	447
	HNI Corp.	9,956	447
*	TripAdvisor Inc.	25,602	446
	Strategic Education Inc.	5,224	425
*	Atlanta Braves Holdings Inc. Class C	9,316	419
*	Alaska Air Group Inc.	6,570	412
	Buckle Inc.	6,722	380
	Wendy's Co.	35,472	376
	Century Communities Inc.	5,652	372
*	Central Garden & Pet Co. Class A	11,114	367
	John Wiley & Sons Inc. Class A	8,890	361
*	Sonos Inc.	25,867	360
	Papa John's International Inc.	7,236	352
*	Madison Square Garden Entertainment Corp. Class A	8,615	351
*	Coursera Inc.	29,806	343
*	Victoria's Secret & Co.	14,704	338
	Kohl's Corp.	22,227	335
	La-Z-Boy Inc.	8,814	326
*	Coty Inc. Class A	75,818	325
	Steelcase Inc. Class A	19,105	320
	MillerKnoll Inc.	15,033	317
	Columbia Sportswear Co.	5,655	315
*	United Parks & Resorts Inc.	5,862	308
	PROG Holdings Inc.	8,606	303
*	Sally Beauty Holdings Inc.	21,673	300
	Cracker Barrel Old Country Store Inc.	4,792	287
*	Under Armour Inc. Class C	58,388	287
	Upbound Group Inc.	11,087	282
*	Topgolf Callaway Brands Corp.	28,653	274
*	LGI Homes Inc.	4,423	274
*	Sphere Entertainment Co.	6,011	272
	Leggett & Platt Inc.	28,091	270
*	AMC Entertainment Holdings Inc. Class A	95,316	268
*	IMAX Corp.	9,255	264
*	Fox Factory Holding Corp.	8,807	255
*	Gentherm Inc.	6,659	245
*	Driven Brands Holdings Inc.	12,572	232
*	G-III Apparel Group Ltd.	8,473	229
	Carter's Inc.	7,839	224
	Winnebago Industries Inc.	5,863	211
	News Corp. Class B	4,690	159
*	Hertz Global Holdings Inc.	26,408	151
*	U-Haul Holding Co. (XNYS)	2,476	143
	Oxford Industries Inc.	3,137	138
*	Sabre Corp.	75,075	134
*	Under Armour Inc. Class A	25,374	127
*	Helen of Troy Ltd.	4,938	121
*	Mister Car Wash Inc.	20,973	120
4

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	JetBlue Airways Corp.	21,024	112
*	Atlanta Braves Holdings Inc. Class A	2,287	109
	Krispy Kreme Inc.	18,251	65
			1,831,782
Consumer Staples (3.7%)
	Procter & Gamble Co.	512,973	80,557
	Coca-Cola Co.	849,442	58,603
	PepsiCo Inc.	298,906	44,432
	CVS Health Corp.	273,204	19,985
	McKesson Corp.	27,414	18,824
	Mondelez International Inc. Class A	282,671	17,367
	Colgate-Palmolive Co.	175,518	14,756
	Cencora Inc.	40,009	11,667
	Corteva Inc.	149,331	11,079
*	Monster Beverage Corp.	152,380	9,510
	Kimberly-Clark Corp.	72,537	9,367
	Kroger Co.	132,405	8,982
	Kenvue Inc.	415,067	8,596
	Sysco Corp.	105,915	8,523
	Keurig Dr Pepper Inc.	282,993	8,232
	Archer-Daniels-Midland Co.	104,410	6,540
	General Mills Inc.	119,663	5,903
	Hershey Co.	31,808	5,845
	Kraft Heinz Co.	186,421	5,214
	Church & Dwight Co. Inc.	53,807	5,013
	Kellanova	60,694	4,825
	McCormick & Co. Inc. (Non-Voting)	55,256	3,888
*	US Foods Holding Corp.	50,091	3,887
	Tyson Foods Inc. Class A	61,135	3,471
	Clorox Co.	26,901	3,180
*	Sprouts Farmers Market Inc.	21,359	3,002
	J M Smucker Co.	22,610	2,499
	Bunge Global SA	29,030	2,445
*	Celsius Holdings Inc.	35,999	2,264
	Conagra Brands Inc.	104,129	1,992
	Ingredion Inc.	13,937	1,805
	Albertsons Cos. Inc. Class A	90,331	1,758
	Lamb Weston Holdings Inc.	29,751	1,712
	Hormel Foods Corp.	63,481	1,615
	Primo Brands Corp. Class A	56,011	1,406
	Campbell's Co.	42,336	1,352
	Coca-Cola Consolidated Inc.	11,307	1,326
*	Post Holdings Inc.	11,044	1,250
*	Darling Ingredients Inc.	34,345	1,166
	Cal-Maine Foods Inc.	9,904	1,145
*	BellRing Brands Inc.	27,701	1,137
	Marzetti Co.	4,328	790
	WD-40 Co.	2,978	643
	Flowers Foods Inc.	41,168	619
*	Freshpet Inc.	10,545	589
*	Simply Good Foods Co.	20,150	577
	Nomad Foods Ltd.	28,701	446
	Energizer Holdings Inc.	14,332	395
*	Grocery Outlet Holding Corp.	20,476	371
	J & J Snack Foods Corp.	3,317	370
	Spectrum Brands Holdings Inc.	5,414	309
	WK Kellogg Co.	13,220	303
	Reynolds Consumer Products Inc.	11,726	272
	Weis Markets Inc.	3,696	265
	Edgewell Personal Care Co.	10,142	244
*	National Beverage Corp.	5,070	213
*	TreeHouse Foods Inc.	10,907	200
			412,726
Energy (0.1%)
*	First Solar Inc.	22,149	4,323
*	NEXTracker Inc. Class A	30,628	2,060
*	Enphase Energy Inc.	27,771	1,047
*,1	Plug Power Inc.	200,892	316
5

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*,1	Fluence Energy Inc.	17,183	127
			7,873
Financials (11.2%)
	JPMorgan Chase & Co.	606,463	182,800
	Bank of America Corp.	1,497,749	75,996
	Goldman Sachs Group Inc.	66,491	49,552
	Citigroup Inc.	404,494	39,062
	Morgan Stanley	251,497	37,845
	S&P Global Inc.	68,633	37,641
	Blackrock Inc.	33,316	37,552
	Charles Schwab Corp.	372,681	35,718
	Progressive Corp.	127,983	31,619
	Blackstone Inc.	159,822	27,393
	Chubb Ltd.	81,302	22,364
	Marsh & McLennan Cos. Inc.	107,799	22,186
	Intercontinental Exchange Inc.	124,588	22,002
	CME Group Inc.	78,545	20,933
	PNC Financial Services Group Inc.	86,271	17,896
	Moody's Corp.	33,941	17,302
	Aon plc Class A	45,875	16,836
*	Robinhood Markets Inc. Class A	161,589	16,810
	Arthur J Gallagher & Co.	55,380	16,766
	US Bancorp	341,002	16,651
	Bank of New York Mellon Corp.	156,302	16,505
*	Coinbase Global Inc. Class A	45,042	13,717
	Travelers Cos. Inc.	49,374	13,406
	Truist Financial Corp.	285,777	13,380
	Apollo Global Management Inc.	90,002	12,261
	Allstate Corp.	57,623	11,723
	Aflac Inc.	106,367	11,366
	Ameriprise Financial Inc.	20,857	10,737
	American International Group Inc.	127,434	10,363
*	NU Holdings Ltd. Class A	697,116	10,317
	MetLife Inc.	122,835	9,994
	MSCI Inc.	16,420	9,322
	Nasdaq Inc.	90,017	8,528
	Prudential Financial Inc.	77,425	8,490
	Hartford Insurance Group Inc.	61,957	8,198
	Ares Management Corp. Class A	41,071	7,360
	Arch Capital Group Ltd.	79,673	7,292
	State Street Corp.	62,849	7,226
	M&T Bank Corp.	35,464	7,152
	Willis Towers Watson plc	21,636	7,070
	Raymond James Financial Inc.	39,909	6,762
	Fifth Third Bancorp	145,191	6,645
	Broadridge Financial Solutions Inc.	25,436	6,502
	LPL Financial Holdings Inc.	17,396	6,340
*	SoFi Technologies Inc.	246,991	6,308
	Brown & Brown Inc.	60,181	5,835
	Interactive Brokers Group Inc. Class A	92,450	5,754
	Huntington Bancshares Inc.	316,105	5,630
	Northern Trust Corp.	42,206	5,541
	Cboe Global Markets Inc.	22,876	5,398
	Regions Financial Corp.	195,868	5,365
*	Markel Group Inc.	2,725	5,338
	Cincinnati Financial Corp.	33,635	5,166
	T. Rowe Price Group Inc.	47,746	5,138
	Citizens Financial Group Inc.	94,873	4,960
	W R Berkley Corp.	66,260	4,750
	First Citizens BancShares Inc. Class A	2,159	4,283
	KeyCorp	206,069	3,989
	Principal Financial Group Inc.	48,444	3,900
	Credicorp Ltd.	15,068	3,875
	Equitable Holdings Inc.	66,710	3,553
	Fidelity National Financial Inc.	56,796	3,400
	Tradeweb Markets Inc. Class A	25,450	3,140
	Everest Group Ltd.	9,170	3,135
	East West Bancorp Inc.	29,781	3,131
	FactSet Research Systems Inc.	8,291	3,095
6

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Reinsurance Group of America Inc.	14,388	2,803
	Annaly Capital Management Inc.	130,661	2,769
	Unum Group	37,780	2,639
*	Mr. Cooper Group Inc.	13,783	2,599
	Evercore Inc. Class A	8,047	2,588
	RenaissanceRe Holdings Ltd.	10,427	2,534
	Globe Life Inc.	18,087	2,531
	Stifel Financial Corp.	21,771	2,510
	First Horizon Corp.	109,611	2,477
	Ally Financial Inc.	60,232	2,473
	Blue Owl Capital Inc. Class A	133,164	2,466
	Assurant Inc.	11,066	2,386
	Houlihan Lokey Inc. Class A	11,803	2,352
	Webster Financial Corp.	36,492	2,271
	SouthState Corp.	21,846	2,230
	Kinsale Capital Group Inc.	4,826	2,208
	Western Alliance Bancorp	23,487	2,103
	AGNC Investment Corp.	207,316	2,023
	Comerica Inc.	28,438	2,007
	Corebridge Financial Inc.	57,584	2,002
	SEI Investments Co.	22,671	2,001
	Old Republic International Corp.	49,788	1,990
	Wintrust Financial Corp.	14,389	1,975
	American Financial Group Inc.	14,439	1,962
	Primerica Inc.	7,180	1,934
	UMB Financial Corp.	15,681	1,912
	Popular Inc.	14,740	1,852
	Zions Bancorp NA	31,630	1,835
	Invesco Ltd.	79,850	1,748
	Franklin Resources Inc.	67,583	1,734
	TPG Inc. Class A	28,242	1,704
	Cullen/Frost Bankers Inc.	13,083	1,688
	Commerce Bancshares Inc.	26,714	1,655
	Axis Capital Holdings Ltd.	16,536	1,630
	Pinnacle Financial Partners Inc.	16,682	1,622
	OneMain Holdings Inc.	25,993	1,608
	Lincoln National Corp.	37,388	1,605
	XP Inc. Class A	88,449	1,604
	Old National Bancorp	69,314	1,587
	Voya Financial Inc.	21,030	1,579
	Synovus Financial Corp.	30,185	1,558
	Jackson Financial Inc. Class A	15,477	1,529
	Starwood Property Trust Inc.	73,938	1,499
	MarketAxess Holdings Inc.	7,950	1,462
	SLM Corp.	45,983	1,438
	Rithm Capital Corp.	115,736	1,433
	Cadence Bank	37,869	1,425
	MGIC Investment Corp.	51,126	1,423
	First American Financial Corp.	21,397	1,412
	Prosperity Bancshares Inc.	20,052	1,386
	Affiliated Managers Group Inc.	6,111	1,374
	Lazard Inc.	24,029	1,373
	Hanover Insurance Group Inc.	7,791	1,352
	Essent Group Ltd.	21,455	1,346
	Hamilton Lane Inc. Class A	8,707	1,344
*	Upstart Holdings Inc.	18,187	1,333
	FNB Corp.	77,893	1,300
	Ryan Specialty Holdings Inc. Class A	22,928	1,296
	Piper Sandler Cos.	3,749	1,251
	Bank OZK	23,417	1,229
	Glacier Bancorp Inc.	24,967	1,227
	Columbia Banking System Inc.	45,544	1,219
	Home BancShares Inc.	40,684	1,211
	Janus Henderson Group plc	27,273	1,209
*	MARA Holdings Inc.	75,626	1,209
	RLI Corp.	17,795	1,205
	Hancock Whitney Corp.	18,817	1,184
	United Bankshares Inc.	30,539	1,171
	Moelis & Co. Class A	16,090	1,160
	Atlantic Union Bankshares Corp.	30,961	1,106
7

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Clearwater Analytics Holdings Inc. Class A	53,251	1,101
	Valley National Bancorp	104,166	1,090
	First Financial Bankshares Inc.	29,106	1,082
	Radian Group Inc.	30,553	1,066
	Ameris Bancorp	14,332	1,050
	Selective Insurance Group Inc.	13,250	1,037
	ServisFirst Bancshares Inc.	11,345	1,000
	White Mountains Insurance Group Ltd.	542	992
*	Riot Platforms Inc.	71,450	983
	Associated Banc-Corp	36,291	979
	PJT Partners Inc. Class A	4,942	885
	United Community Banks Inc.	26,105	872
	StepStone Group Inc. Class A	13,662	848
	CNO Financial Group Inc.	21,453	847
*	Texas Capital Bancshares Inc.	9,732	843
	Flagstar Financial Inc.	65,719	843
	International Bancshares Corp.	11,728	839
	Assured Guaranty Ltd.	10,207	839
	First Bancorp	35,315	785
	Renasant Corp.	20,054	785
*	Genworth Financial Inc. Class A	90,889	779
	Fulton Financial Corp.	39,594	778
*	Credit Acceptance Corp.	1,491	767
	BGC Group Inc. Class A	77,290	758
	Independent Bank Corp.	10,523	753
	WSFS Financial Corp.	12,755	743
	Cathay General Bancorp	14,828	740
	Virtu Financial Inc. Class A	17,397	729
	First Hawaiian Inc.	28,011	727
	Eastern Bankshares Inc.	42,126	721
	Kemper Corp.	13,198	708
*	Palomar Holdings Inc.	5,685	699
	PennyMac Financial Services Inc.	6,323	696
	Blackstone Mortgage Trust Inc. Class A	35,419	693
	Community Financial System Inc.	11,403	683
	Victory Capital Holdings Inc. Class A	9,515	678
	WesBanco Inc.	20,564	675
*	NMI Holdings Inc. Class A	17,120	674
*	Freedom Holding Corp.	3,900	667
	Bread Financial Holdings Inc.	10,024	663
	Simmons First National Corp. Class A	30,918	642
	Artisan Partners Asset Management Inc. Class A	13,659	639
*	Lemonade Inc.	12,001	635
	BankUnited Inc.	16,015	628
	Walker & Dunlop Inc.	7,317	622
	First Interstate BancSystem Inc. Class A	18,898	618
	BancFirst Corp.	4,474	595
*	Brighthouse Financial Inc.	12,468	589
	Bank of Hawaii Corp.	8,609	586
	CVB Financial Corp.	27,963	563
	First Financial Bancorp	21,216	562
	Seacoast Banking Corp. of Florida	18,075	562
	Towne Bank	15,329	562
	WaFd Inc.	17,574	553
	Provident Financial Services Inc.	27,717	550
	Park National Corp.	3,196	549
	First Merchants Corp.	12,756	530
	BOK Financial Corp.	4,752	529
	Pacific Premier Bancorp Inc.	20,196	495
	Trustmark Corp.	12,216	492
	Arbor Realty Trust Inc.	40,995	489
	NBT Bancorp Inc.	10,975	486
	Banner Corp.	7,185	482
	Stock Yards Bancorp Inc.	5,772	466
	Cohen & Steers Inc.	5,981	442
	Bank of NT Butterfield & Son Ltd.	9,555	431
*	SiriusPoint Ltd.	22,028	412
	Horace Mann Educators Corp.	8,790	404
	First Commonwealth Financial Corp.	22,501	399
	City Holding Co.	3,036	390
8

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Nelnet Inc. Class A	2,945	379
*	Trupanion Inc.	7,966	369
	Northwest Bancshares Inc.	28,116	356
	WisdomTree Inc.	26,073	355
	Hilltop Holdings Inc.	9,938	349
	S&T Bancorp Inc.	8,474	335
	ARMOUR Residential REIT Inc.	20,421	313
	Hope Bancorp Inc.	26,300	293
*	Triumph Financial Inc.	4,739	291
	Virtus Investment Partners Inc.	1,445	291
	Live Oak Bancshares Inc.	7,461	289
	Ladder Capital Corp.	24,465	284
	Westamerica Bancorp	5,352	268
	Berkshire Hills Bancorp Inc.	10,037	262
	1st Source Corp.	3,936	254
	Safety Insurance Group Inc.	3,331	247
	Chimera Investment Corp.	17,333	246
	Two Harbors Investment Corp.	22,850	229
	MFA Financial Inc.	22,131	226
	PennyMac Mortgage Investment Trust	18,186	224
	CNA Financial Corp.	4,418	219
	Employers Holdings Inc.	4,945	214
*	Encore Capital Group Inc.	5,050	211
	Navient Corp.	14,917	205
	Safehold Inc.	11,776	194
	F&G Annuities & Life Inc.	4,900	169
	TFS Financial Corp.	11,229	158
	Republic Bancorp Inc. Class A	1,648	126
*	Columbia Financial Inc.	5,504	83
			1,255,562
Health Care (9.7%)
	Eli Lilly & Co.	174,937	128,155
	AbbVie Inc.	386,846	81,392
	UnitedHealth Group Inc.	198,503	61,510
	Abbott Laboratories	378,155	50,166
	Merck & Co. Inc.	549,645	46,236
	Thermo Fisher Scientific Inc.	82,372	40,586
*	Intuitive Surgical Inc.	77,933	36,885
*	Boston Scientific Corp.	322,375	34,011
	Amgen Inc.	117,451	33,792
	Pfizer Inc.	1,240,876	30,724
	Gilead Sciences Inc.	271,944	30,722
	Stryker Corp.	75,177	29,425
	Danaher Corp.	139,170	28,644
	Medtronic plc	280,089	25,995
*	Vertex Pharmaceuticals Inc.	56,154	21,957
	Bristol-Myers Squibb Co.	445,111	21,000
	Cigna Group	58,444	17,584
	Elevance Health Inc.	49,333	15,720
	HCA Healthcare Inc.	38,195	15,429
	Zoetis Inc.	97,371	15,229
	Regeneron Pharmaceuticals Inc.	22,772	13,224
*	Alnylam Pharmaceuticals Inc.	27,247	12,166
	Becton Dickinson & Co.	62,407	12,043
*	IDEXX Laboratories Inc.	17,624	11,404
*	Edwards Lifesciences Corp.	125,560	10,213
	ResMed Inc.	31,878	8,751
*	Veeva Systems Inc. Class A	32,228	8,676
	Humana Inc.	26,360	8,004
	Cardinal Health Inc.	52,764	7,850
	Agilent Technologies Inc.	62,320	7,831
	GE HealthCare Technologies Inc.	99,936	7,368
*	IQVIA Holdings Inc.	38,231	7,295
*	Dexcom Inc.	85,405	6,434
*	Insmed Inc.	38,967	5,303
	STERIS plc	21,429	5,251
*	Insulet Corp.	15,309	5,203
	Labcorp Holdings Inc.	18,251	5,074
*	Natera Inc.	28,345	4,769
9

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Zimmer Biomet Holdings Inc.	43,248	4,589
	Quest Diagnostics Inc.	24,357	4,424
*	Biogen Inc.	31,888	4,216
*	Waters Corp.	13,020	3,929
	West Pharmaceutical Services Inc.	15,647	3,864
*	Tenet Healthcare Corp.	20,041	3,694
*	Illumina Inc.	34,528	3,451
*	Hologic Inc.	48,717	3,270
*	ICON plc	17,987	3,201
*	Centene Corp.	108,495	3,151
	Royalty Pharma plc Class A	85,196	3,065
*	United Therapeutics Corp.	9,708	2,959
*	Neurocrine Biosciences Inc.	21,157	2,954
*	Cooper Cos. Inc.	43,455	2,929
*	Incyte Corp.	34,520	2,921
	Baxter International Inc.	112,196	2,770
	Viatris Inc.	258,826	2,731
	Encompass Health Corp.	21,775	2,651
*	BioMarin Pharmaceutical Inc.	41,477	2,417
*	Medpace Holdings Inc.	4,998	2,377
	Revvity Inc.	26,296	2,370
*	Solventum Corp.	31,662	2,314
*	Penumbra Inc.	8,158	2,224
*	Exelixis Inc.	59,029	2,209
	Universal Health Services Inc. Class B	12,031	2,185
*	Align Technology Inc.	14,960	2,124
*	Molina Healthcare Inc.	11,716	2,119
	Ensign Group Inc.	12,173	2,091
*	Elanco Animal Health Inc.	107,931	1,981
*	Halozyme Therapeutics Inc.	26,737	1,956
*	Avantor Inc.	144,154	1,942
*	Doximity Inc. Class A	28,504	1,937
*	Exact Sciences Corp.	40,662	1,928
	Bio-Techne Corp.	34,346	1,876
*	Moderna Inc.	77,469	1,866
*	Bridgebio Pharma Inc.	33,793	1,749
*	Hims & Hers Health Inc.	41,147	1,743
*	Guardant Health Inc.	25,836	1,742
*	Charles River Laboratories International Inc.	10,653	1,740
*	Henry Schein Inc.	23,919	1,664
*	Jazz Pharmaceuticals plc	12,963	1,656
*	HealthEquity Inc.	18,443	1,647
*	Madrigal Pharmaceuticals Inc.	3,649	1,598
*	Globus Medical Inc. Class A	24,586	1,506
*	Ionis Pharmaceuticals Inc.	34,191	1,458
*	Revolution Medicines Inc.	37,902	1,439
	Chemed Corp.	3,135	1,436
*	Corcept Therapeutics Inc.	20,492	1,429
*	Repligen Corp.	11,492	1,406
*	Masimo Corp.	9,849	1,376
*	Bio-Rad Laboratories Inc. Class A	4,240	1,263
	Teleflex Inc.	9,758	1,233
*	iRhythm Technologies Inc.	6,955	1,182
*	Glaukos Corp.	12,080	1,157
*	DaVita Inc.	8,344	1,149
*	Avidity Biosciences Inc.	24,622	1,147
*	Merit Medical Systems Inc.	12,612	1,142
*	Axsome Therapeutics Inc.	8,757	1,062
*	RadNet Inc.	14,580	1,046
*	Option Care Health Inc.	35,604	1,021
*	Alkermes plc	34,973	1,013
*	Merus NV	14,975	986
*	CRISPR Therapeutics AG	17,826	924
*	TG Therapeutics Inc.	31,367	920
*	Cytokinetics Inc.	25,123	888
*	ADMA Biologics Inc.	49,884	861
*	Vaxcyte Inc.	27,109	835
*	PTC Therapeutics Inc.	16,751	826
*	TransMedics Group Inc.	7,158	823
*	Integer Holdings Corp.	7,473	806
10

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Lantheus Holdings Inc.	14,575	800
*	Krystal Biotech Inc.	5,351	790
*	Envista Holdings Corp.	36,717	778
	Bruker Corp.	22,594	768
*	Waystar Holding Corp.	19,708	747
*	Prestige Consumer Healthcare Inc.	10,753	732
*	Nuvalent Inc. Class A	9,330	714
*	Akero Therapeutics Inc.	15,130	707
	Perrigo Co. plc	29,659	704
*	ACADIA Pharmaceuticals Inc.	26,861	698
*	ICU Medical Inc.	5,241	669
*	LivaNova plc	11,810	666
*	Ligand Pharmaceuticals Inc.	4,107	664
*	Xenon Pharmaceuticals Inc.	16,686	646
*	Viking Therapeutics Inc.	23,764	643
*	Apellis Pharmaceuticals Inc.	23,252	641
*	Indivior plc	26,156	635
	DENTSPLY SIRONA Inc.	43,401	621
*	Crinetics Pharmaceuticals Inc.	19,486	604
*,1	Summit Therapeutics Inc.	25,411	602
*	Ultragenyx Pharmaceutical Inc.	19,902	596
*	Haemonetics Corp.	10,865	593
*	Inspire Medical Systems Inc.	6,223	583
*	Arrowhead Pharmaceuticals Inc.	26,397	582
*	Scholar Rock Holding Corp.	17,434	569
*	Privia Health Group Inc.	24,671	568
*	CorVel Corp.	6,293	560
*	Arcellx Inc.	7,952	552
*	Sotera Health Co.	33,663	551
	Organon & Co.	57,080	538
*	Supernus Pharmaceuticals Inc.	11,790	532
*	Veracyte Inc.	16,938	514
	Premier Inc. Class A	19,595	507
*	Agios Pharmaceuticals Inc.	12,368	466
*	Amicus Therapeutics Inc.	60,407	458
*	PROCEPT BioRobotics Corp.	11,355	456
*	Alignment Healthcare Inc.	27,371	448
*	Denali Therapeutics Inc.	28,591	437
*	QuidelOrtho Corp.	14,389	413
*	Kymera Therapeutics Inc.	9,965	411
*	MoonLake Immunotherapeutics Class A	7,257	405
*	Phreesia Inc.	12,384	392
*	Surgery Partners Inc.	17,051	387
*	AtriCure Inc.	10,353	383
*	Enovis Corp.	12,383	383
*	BioCryst Pharmaceuticals Inc.	44,949	374
*	Sarepta Therapeutics Inc.	20,190	367
	CONMED Corp.	6,683	363
*	Twist Bioscience Corp.	12,972	350
*	Progyny Inc.	14,757	349
*	Harmony Biosciences Holdings Inc.	9,396	347
*	Beam Therapeutics Inc.	21,055	344
*,1	Recursion Pharmaceuticals Inc. Class A	73,076	343
*	Omnicell Inc.	10,058	328
*	10X Genomics Inc. Class A	22,937	321
	Select Medical Holdings Corp.	24,343	317
*	Biohaven Ltd.	19,363	298
*	STAAR Surgical Co.	10,781	295
*	Teladoc Health Inc.	37,695	291
*	Certara Inc.	26,277	285
*	Innoviva Inc.	13,615	278
*	Dyne Therapeutics Inc.	20,256	273
*	Neogen Corp.	47,308	272
*	Azenta Inc.	8,807	269
*	Novocure Ltd.	21,543	266
*	Evolent Health Inc. Class A	26,141	252
*	Intellia Therapeutics Inc.	22,181	252
*	NeoGenomics Inc.	28,621	251
*	Amphastar Pharmaceuticals Inc.	7,988	245
*	Integra LifeSciences Holdings Corp.	15,142	229
11

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Immunovant Inc.	14,873	218
*	Fortrea Holdings Inc.	19,573	193
*	AdaptHealth Corp. Class A	19,849	188
*	Inmode Ltd.	12,429	186
*	Tandem Diabetes Care Inc.	14,440	181
*	LifeStance Health Group Inc.	30,739	168
*	Arcus Biosciences Inc.	15,083	160
*	Iovance Biotherapeutics Inc.	57,377	128
*	Myriad Genetics Inc.	19,300	123
*	Xencor Inc.	14,770	120
*	PACS Group Inc.	9,418	110
*	Arvinas Inc.	13,930	108
*	OPKO Health Inc.	74,704	103
*	Vir Biotechnology Inc.	19,630	97
*	Owens & Minor Inc.	16,663	82
*	Rocket Pharmaceuticals Inc.	16,946	56
*,2	OmniAb Inc. 12.5 Earnout	1,051	—
*,2	OmniAb Inc. 15 Earnout	1,051	—
			1,088,472
Industrials (8.6%)
	Visa Inc. Class A	371,947	130,844
	Mastercard Inc. Class A	177,667	105,763
	American Express Co.	119,960	39,740
	Accenture plc Class A	136,704	35,539
	Capital One Financial Corp.	137,267	31,190
	Automatic Data Processing Inc.	89,000	27,060
	Deere & Co.	53,350	25,535
	Trane Technologies plc	48,680	20,231
	Illinois Tool Works Inc.	63,982	16,933
	CRH plc	148,092	16,727
*	Fiserv Inc.	120,362	16,632
	Cintas Corp.	75,059	15,765
	Johnson Controls International plc	144,144	15,408
*	PayPal Holdings Inc.	212,426	14,910
	United Parcel Service Inc. Class B	160,276	14,015
*	Axon Enterprise Inc.	16,286	12,170
	Carrier Global Corp.	175,842	11,465
	PACCAR Inc.	112,535	11,251
	FedEx Corp.	47,522	10,981
	Paychex Inc.	70,457	9,826
	Ferguson Enterprises Inc.	42,272	9,771
*	Block Inc. Class A	118,811	9,462
	Vulcan Materials Co.	28,866	8,405
	Verisk Analytics Inc.	30,557	8,193
	Martin Marietta Materials Inc.	13,092	8,070
	Fidelity National Information Services Inc.	114,891	8,021
*	Fair Isaac Corp.	5,189	7,896
	Otis Worldwide Corp.	86,279	7,453
	DuPont de Nemours Inc.	91,463	7,035
	Ingersoll Rand Inc.	88,088	6,997
	Equifax Inc.	27,028	6,657
	Synchrony Financial	83,024	6,338
	Old Dominion Freight Line Inc.	40,652	6,137
*	Keysight Technologies Inc.	37,546	6,136
*	Mettler-Toledo International Inc.	4,548	5,917
	Veralto Corp.	52,010	5,523
	Comfort Systems USA Inc.	7,592	5,340
	Dover Corp.	29,614	5,297
*	Affirm Holdings Inc. Class A	58,532	5,178
	AerCap Holdings NV	40,280	4,975
*	Corpay Inc.	14,831	4,830
	Global Payments Inc.	53,292	4,733
	Packaging Corp. of America	19,286	4,204
*	Trimble Inc.	51,969	4,200
*	Rocket Lab Corp.	85,513	4,156
	Lennox International Inc.	7,023	3,918
	Pentair plc	35,693	3,838
	TransUnion	42,535	3,760
	Snap-on Inc.	11,180	3,636
12

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Carlisle Cos. Inc.	9,363	3,613
	Expeditors International of Washington Inc.	29,909	3,605
	Fortive Corp.	74,063	3,545
*	Zebra Technologies Corp. Class A	11,097	3,519
	RPM International Inc.	27,720	3,474
	Masco Corp.	46,073	3,381
*	Builders FirstSource Inc.	24,365	3,379
	CH Robinson Worldwide Inc.	25,679	3,305
*	XPO Inc.	25,027	3,246
	Ball Corp.	61,614	3,243
	nVent Electric plc	35,573	3,215
	Allegion plc	18,765	3,186
	Graco Inc.	36,232	3,094
	Watsco Inc.	7,590	3,054
	Owens Corning	18,517	2,781
*	Core & Main Inc. Class A	41,467	2,684
*	TopBuild Corp.	6,356	2,674
	Nordson Corp.	11,767	2,649
	Jack Henry & Associates Inc.	15,886	2,594
	JB Hunt Transport Services Inc.	17,385	2,521
	Crown Holdings Inc.	25,239	2,508
	Stanley Black & Decker Inc.	33,726	2,505
*	Generac Holdings Inc.	12,737	2,360
*	Bloom Energy Corp. Class A	44,205	2,340
	Advanced Drainage Systems Inc.	15,417	2,220
	Applied Industrial Technologies Inc.	8,356	2,202
	Acuity Inc.	6,732	2,198
	CNH Industrial NV	191,485	2,192
	Donaldson Co. Inc.	25,899	2,063
	AptarGroup Inc.	14,271	1,988
*	SPX Technologies Inc.	10,154	1,900
	Armstrong World Industries Inc.	9,363	1,833
*	Sterling Infrastructure Inc.	6,504	1,812
	A O Smith Corp.	25,189	1,796
*	Paylocity Holding Corp.	9,845	1,765
	Toro Co.	21,752	1,763
	Simpson Manufacturing Co. Inc.	9,121	1,743
*	Saia Inc.	5,813	1,723
	Eagle Materials Inc.	7,182	1,658
	Watts Water Technologies Inc. Class A	5,941	1,645
	Ryder System Inc.	8,748	1,640
	JBT Marel Corp.	11,292	1,618
	Cognex Corp.	36,700	1,613
	Federal Signal Corp.	13,047	1,605
	Genpact Ltd.	35,108	1,592
	Valmont Industries Inc.	4,332	1,590
	Fortune Brands Innovations Inc.	26,384	1,544
*	Modine Manufacturing Co.	11,284	1,536
*	Dycom Industries Inc.	6,062	1,530
	MKS Inc.	14,752	1,524
*	ExlService Holdings Inc.	34,586	1,514
	Knight-Swift Transportation Holdings Inc. Class A	34,338	1,507
*	Middleby Corp.	11,008	1,506
*	Axalta Coating Systems Ltd.	47,604	1,488
*	Mohawk Industries Inc.	11,191	1,485
	Zurn Elkay Water Solutions Corp.	32,480	1,473
	AGCO Corp.	13,515	1,462
	Graphic Packaging Holding Co.	64,925	1,446
*	Trex Co. Inc.	23,355	1,439
*	Gates Industrial Corp. plc	55,381	1,416
	Littelfuse Inc.	5,344	1,389
	Vontier Corp.	32,338	1,388
	MSA Safety Inc.	8,104	1,383
	Air Lease Corp. Class A	22,668	1,365
*	GXO Logistics Inc.	25,101	1,322
	Installed Building Products Inc.	5,047	1,321
*	Shift4 Payments Inc. Class A	14,491	1,310
	Louisiana-Pacific Corp.	13,697	1,303
*,1	WEX Inc.	7,422	1,272
*	FTI Consulting Inc.	7,308	1,232
13

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	AAON Inc.	14,741	1,223
*	Construction Partners Inc. Class A	10,104	1,211
*	Aurora Innovation Inc. Class A	214,897	1,210
*	Itron Inc.	9,812	1,206
	Badger Meter Inc.	6,404	1,171
*	ACI Worldwide Inc.	23,000	1,135
	Belden Inc.	8,481	1,104
*	Resideo Technologies Inc.	32,291	1,100
	Maximus Inc.	12,404	1,091
	Brink's Co.	9,441	1,058
	Sealed Air Corp.	32,060	1,041
	Arcosa Inc.	10,514	1,040
	Sensata Technologies Holding plc	31,727	1,032
*	Ralliant Corp.	24,661	1,031
	Granite Construction Inc.	9,420	1,015
	Sonoco Products Co.	21,412	1,012
*	Knife River Corp.	12,343	1,000
	Landstar System Inc.	7,523	996
	WillScot Holdings Corp.	38,745	939
*	BILL Holdings Inc.	20,155	936
	Herc Holdings Inc.	7,023	919
*	GMS Inc.	8,283	911
	Silgan Holdings Inc.	19,283	905
	Brunswick Corp.	14,188	902
*	Everus Construction Group Inc.	11,085	870
	EnerSys	8,442	867
	MSC Industrial Direct Co. Inc. Class A	9,603	866
*	StoneCo Ltd. Class A	52,465	864
*	Verra Mobility Corp. Class A	34,622	860
	Franklin Electric Co. Inc.	8,708	852
	Korn Ferry	11,159	827
*	Euronet Worldwide Inc.	8,827	823
	Kadant Inc.	2,537	820
	Robert Half Inc.	21,624	807
*	OSI Systems Inc.	3,449	793
	ADT Inc.	86,891	757
*	CBIZ Inc.	11,367	734
	Boise Cascade Co.	8,330	725
	HB Fuller Co.	11,863	724
	AZZ Inc.	6,350	717
	Terex Corp.	14,153	707
*	Hayward Holdings Inc.	43,062	692
*	IES Holdings Inc.	1,957	684
	ABM Industries Inc.	13,380	658
	Griffon Corp.	8,528	649
	McGrath RentCorp	5,249	638
	Crane NXT Co.	10,656	636
*	Remitly Global Inc.	33,766	626
	Western Union Co.	72,071	625
*	NCR Atleos Corp.	15,693	622
*	Joby Aviation Inc.	43,161	611
	UniFirst Corp.	3,313	589
*	RXO Inc.	35,355	577
*	Marqeta Inc. Class A	82,713	526
*	ASGN Inc.	9,275	503
*	Huron Consulting Group Inc.	3,648	500
	EVERTEC Inc.	13,915	496
	Hub Group Inc. Class A	12,953	485
	TriNet Group Inc.	6,513	472
*	O-I Glass Inc.	33,912	441
	Atkore Inc.	7,452	434
	Insperity Inc.	7,784	430
	ManpowerGroup Inc.	10,104	428
*	Payoneer Global Inc.	59,632	414
*	Upwork Inc.	26,855	413
*	Gibraltar Industries Inc.	6,342	397
	Helios Technologies Inc.	7,211	391
	Werner Enterprises Inc.	13,402	387
	Hillenbrand Inc.	14,975	380
	Tecnoglass Inc.	5,218	379
14

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	ArcBest Corp.	4,918	363
	Alight Inc. Class A	92,693	360
*	Masterbrand Inc.	27,973	356
	Greif Inc. Class A	5,432	355
[1]	ZIM Integrated Shipping Services Ltd.	26,110	355
*	Enovix Corp.	35,377	340
	Tennant Co.	4,104	337
*	Flywire Corp.	25,594	337
	Pagseguro Digital Ltd. Class A	36,991	331
	Lindsay Corp.	2,355	323
	Greenbrier Cos. Inc.	6,573	306
	United States Lime & Minerals Inc.	2,271	286
	Schneider National Inc. Class B	11,195	277
	TriMas Corp.	7,145	276
*	Legalzoom.com Inc.	23,833	264
*	Cimpress plc	3,507	221
*	American Woodmark Corp.	3,335	215
	Apogee Enterprises Inc.	4,764	209
	Dlocal Ltd. Class A	13,307	192
	Deluxe Corp.	9,311	183
	Matson Inc.	1,637	170
	Vestis Corp.	24,953	117
	Ardagh Metal Packaging SA	29,325	108
			965,015
Real Estate (2.8%)
	Welltower Inc.	143,066	24,075
	Prologis Inc.	202,549	23,046
	American Tower Corp.	102,145	20,822
	Equinix Inc.	21,339	16,777
	Simon Property Group Inc.	70,738	12,780
	Digital Realty Trust Inc.	73,641	12,345
	Realty Income Corp.	195,094	11,464
*	CBRE Group Inc. Class A	64,866	10,516
	Public Storage	34,485	10,159
	Crown Castle Inc.	94,673	9,386
*	CoStar Group Inc.	91,219	8,163
	Extra Space Storage Inc.	45,978	6,602
	Ventas Inc.	95,241	6,484
	AvalonBay Communities Inc.	31,062	6,083
	Iron Mountain Inc.	64,013	5,910
	Equity Residential	82,715	5,469
	SBA Communications Corp.	23,434	4,800
	Invitation Homes Inc.	133,470	4,176
	Essex Property Trust Inc.	13,908	3,758
	Mid-America Apartment Communities Inc.	25,434	3,709
	Sun Communities Inc.	27,574	3,498
	Kimco Realty Corp.	145,711	3,277
	WP Carey Inc.	47,376	3,179
*	Jones Lang LaSalle Inc.	10,330	3,157
	Alexandria Real Estate Equities Inc.	37,477	3,090
	Regency Centers Corp.	39,378	2,855
	UDR Inc.	72,041	2,851
	Healthpeak Properties Inc.	151,411	2,716
	American Homes 4 Rent Class A	74,593	2,672
	Omega Healthcare Investors Inc.	62,689	2,669
	Camden Property Trust	23,445	2,625
*	Zillow Group Inc. Class C	31,069	2,619
	Host Hotels & Resorts Inc.	149,535	2,573
	BXP Inc.	34,698	2,516
	Equity LifeStyle Properties Inc.	41,337	2,492
	Lamar Advertising Co. Class A	19,105	2,431
	Rexford Industrial Realty Inc.	51,699	2,141
	CubeSmart	49,502	2,026
	EastGroup Properties Inc.	11,372	1,928
	Brixmor Property Group Inc.	66,661	1,866
	Federal Realty Investment Trust	18,524	1,863
	NNN REIT Inc.	40,714	1,747
	Agree Realty Corp.	23,625	1,718
	CareTrust REIT Inc.	45,172	1,554
15

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	STAG Industrial Inc.	40,697	1,500
	American Healthcare REIT Inc.	34,333	1,469
	First Industrial Realty Trust Inc.	27,914	1,468
	Vornado Realty Trust	38,408	1,461
	Essential Properties Realty Trust Inc.	42,852	1,342
	Terreno Realty Corp.	22,090	1,276
*	Zillow Group Inc. Class A	15,500	1,263
	Ryman Hospitality Properties Inc.	12,734	1,258
	Healthcare Realty Trust Inc. Class A	71,779	1,248
	Kite Realty Group Trust	48,212	1,100
	Kilroy Realty Corp.	25,857	1,075
	Cousins Properties Inc.	36,119	1,065
	Macerich Co.	55,734	1,026
	Sabra Health Care REIT Inc.	51,178	978
	Phillips Edison & Co. Inc.	27,409	965
	Millrose Properties Inc.	26,160	924
	Independence Realty Trust Inc.	50,609	917
	Americold Realty Trust Inc.	62,463	902
	Rayonier Inc.	34,069	895
	EPR Properties	16,376	888
	SL Green Realty Corp.	15,537	884
	Tanger Inc.	24,457	836
*	Cushman & Wakefield plc	50,528	797
	National Health Investors Inc.	10,003	783
	Broadstone Net Lease Inc.	40,805	759
	HA Sustainable Infrastructure Capital Inc.	26,468	747
	Highwoods Properties Inc.	23,240	733
	PotlatchDeltic Corp.	17,122	720
	COPT Defense Properties	24,848	715
	Apple Hospitality REIT Inc.	49,525	647
	Lineage Inc.	15,337	643
*,1	Opendoor Technologies Inc.	135,990	605
	Urban Edge Properties	27,859	576
	LXP Industrial Trust	62,594	568
	Acadia Realty Trust	28,367	568
	Douglas Emmett Inc.	34,587	561
	Outfront Media Inc.	29,910	559
	Four Corners Property Trust Inc.	21,236	550
	Newmark Group Inc. Class A	29,761	542
*	Howard Hughes Holdings Inc.	6,703	511
	Park Hotels & Resorts Inc.	43,113	507
[1]	Medical Properties Trust Inc.	109,446	493
	National Storage Affiliates Trust	15,137	488
	Curbline Properties Corp.	20,802	469
	DigitalBridge Group Inc.	37,717	430
	St. Joe Co.	8,344	421
	DiamondRock Hospitality Co.	46,198	395
	Sunstone Hotel Investors Inc.	41,002	389
	LTC Properties Inc.	9,545	348
	Innovative Industrial Properties Inc.	6,129	347
	JBG SMITH Properties	15,943	342
	Global Net Lease Inc.	41,977	330
	Getty Realty Corp.	11,521	329
	Elme Communities	18,455	315
	Alexander & Baldwin Inc.	16,284	315
	Xenia Hotels & Resorts Inc.	21,895	309
	Pebblebrook Hotel Trust	25,390	283
*	Paramount Group Inc.	39,216	282
	Veris Residential Inc.	17,576	276
	RLJ Lodging Trust	32,338	249
	Piedmont Realty Trust Inc.	28,040	238
	American Assets Trust Inc.	11,220	235
	Kennedy-Wilson Holdings Inc.	25,442	224
	Empire State Realty Trust Inc. Class A	29,194	223
	Apartment Investment & Management Co. Class A	27,523	216
	Centerspace	3,501	208
	eXp World Holdings Inc.	16,956	184
	Marcus & Millichap Inc.	4,977	162
			311,918
16

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
Technology (43.1%)
	NVIDIA Corp.	5,110,543	890,154
	Microsoft Corp.	1,619,471	820,570
	Apple Inc.	3,218,861	747,226
	Meta Platforms Inc. Class A	476,766	352,187
	Broadcom Inc.	1,008,452	299,904
	Alphabet Inc. Class A	1,253,728	266,931
	Alphabet Inc. Class C	1,049,011	223,995
	Oracle Corp.	361,570	81,762
*	Palantir Technologies Inc. Class A	476,971	74,746
*	Advanced Micro Devices Inc.	351,663	57,191
	Salesforce Inc.	203,885	52,246
*	ServiceNow Inc.	45,132	41,407
	Texas Instruments Inc.	198,470	40,186
	Intuit Inc.	59,625	39,770
	QUALCOMM Inc.	239,793	38,542
*	Adobe Inc.	92,840	33,116
	Micron Technology Inc.	243,987	29,037
	Applied Materials Inc.	177,327	28,507
	Lam Research Corp.	279,227	27,965
*	Palo Alto Networks Inc.	143,442	27,329
	KLA Corp.	29,061	25,341
*	AppLovin Corp. Class A	52,059	24,915
*	Synopsys Inc.	40,295	24,319
*	Intel Corp.	954,224	23,235
*	Crowdstrike Holdings Inc. Class A	53,331	22,596
*	Cadence Design Systems Inc.	59,580	20,879
*	DoorDash Inc. Class A	78,341	19,213
*	Strategy Inc.	54,540	18,239
*	Snowflake Inc. Class A	68,247	16,288
*	Autodesk Inc.	46,527	14,642
*	Cloudflare Inc. Class A	67,374	14,062
	NXP Semiconductors NV	55,884	13,124
	Roper Technologies Inc.	23,447	12,340
	Marvell Technology Inc.	188,759	11,866
	Corning Inc.	170,448	11,425
*	Fortinet Inc.	138,944	10,945
*	Workday Inc. Class A	46,986	10,845
	Vertiv Holdings Co. Class A	83,063	10,595
*	Datadog Inc. Class A	67,363	9,207
	Monolithic Power Systems Inc.	10,106	8,446
	Cognizant Technology Solutions Corp. Class A	107,795	7,788
	Seagate Technology Holdings plc	45,758	7,660
	Microchip Technology Inc.	115,231	7,490
	Hewlett Packard Enterprise Co.	286,329	6,462
*	Atlassian Corp. Class A	35,337	6,282
	Western Digital Corp.	75,573	6,072
*	Zscaler Inc.	21,317	5,906
	HP Inc.	205,974	5,879
*	Reddit Inc. Class A	25,451	5,729
*	Astera Labs Inc.	31,281	5,699
*	PTC Inc.	26,079	5,568
*	MongoDB Inc.	17,223	5,436
*	HubSpot Inc.	11,098	5,362
*	Tyler Technologies Inc.	9,396	5,289
*	Pure Storage Inc. Class A	67,823	5,264
	VeriSign Inc.	18,413	5,034
	NetApp Inc.	44,368	5,004
*	CyberArk Software Ltd.	10,516	4,766
	CDW Corp.	28,723	4,732
*	Pinterest Inc. Class A	128,937	4,723
	Jabil Inc.	23,035	4,718
*	Zoom Communications Inc.	57,306	4,666
*	Super Micro Computer Inc.	112,111	4,657
*	ON Semiconductor Corp.	92,070	4,566
*	Flex Ltd.	83,287	4,466
*	GoDaddy Inc. Class A	30,001	4,449
*	Toast Inc. Class A	98,558	4,445
	Teradyne Inc.	35,097	4,150
*	Gartner Inc.	16,358	4,109
17

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	SS&C Technologies Holdings Inc.	46,142	4,091
*	Guidewire Software Inc.	18,274	3,966
*	F5 Inc.	12,559	3,933
*	Credo Technology Group Holding Ltd.	31,638	3,893
*	Nutanix Inc. Class A	55,717	3,745
	Gen Digital Inc.	120,016	3,624
*	Check Point Software Technologies Ltd.	18,543	3,581
*	Docusign Inc.	43,893	3,365
*	Okta Inc.	35,931	3,333
*	Twilio Inc. Class A	30,852	3,258
*	Dynatrace Inc.	64,137	3,245
*	Manhattan Associates Inc.	13,097	2,822
	Entegris Inc.	32,724	2,740
*	Unity Software Inc.	69,099	2,723
*	Fabrinet	7,799	2,584
	TD SYNNEX Corp.	17,191	2,545
	Paycom Software Inc.	11,201	2,544
	Skyworks Solutions Inc.	33,434	2,506
*	Akamai Technologies Inc.	31,310	2,478
*	Dayforce Inc.	33,464	2,335
*	IonQ Inc.	51,197	2,188
*	Samsara Inc. Class A	58,519	2,115
*	EPAM Systems Inc.	11,962	2,110
	Amdocs Ltd.	24,107	2,063
	Match Group Inc.	53,371	1,993
*	Lattice Semiconductor Corp.	29,756	1,975
*	Qorvo Inc.	20,378	1,848
*	Monday.com Ltd.	9,298	1,795
*	Commvault Systems Inc.	9,551	1,783
*	Procore Technologies Inc.	25,021	1,739
*	Rambus Inc.	23,270	1,717
*	Elastic NV	19,796	1,684
*	Wix.com Ltd.	11,607	1,638
*	Maplebear Inc.	37,592	1,630
*	Kyndryl Holdings Inc.	50,481	1,605
*	Sandisk Corp.	29,424	1,544
*	Life360 Inc.	16,298	1,474
*	Arrow Electronics Inc.	11,264	1,423
*	Varonis Systems Inc.	24,068	1,421
*	Gitlab Inc. Class A	28,702	1,378
	Universal Display Corp.	9,601	1,331
*	Appfolio Inc. Class A	4,793	1,329
*	Cirrus Logic Inc.	11,584	1,323
*	Dropbox Inc. Class A	44,155	1,283
	Advanced Energy Industries Inc.	8,257	1,236
*	SentinelOne Inc. Class A	63,664	1,201
*	Confluent Inc. Class A	60,443	1,200
*	CCC Intelligent Solutions Holdings Inc.	117,694	1,165
*	Onto Innovation Inc.	10,611	1,125
*	SiTime Corp.	4,554	1,101
*	Semtech Corp.	18,838	1,094
*	Qualys Inc.	7,894	1,072
*	Q2 Holdings Inc.	13,457	1,059
*	UiPath Inc. Class A	94,946	1,056
*	Impinj Inc.	5,625	1,055
*	SoundHound AI Inc. Class A	79,096	1,030
	Pegasystems Inc.	18,920	1,026
	Avnet Inc.	18,756	1,024
*	JFrog Ltd.	20,647	1,019
*	Box Inc. Class A	30,582	998
	Dolby Laboratories Inc. Class A	13,155	943
*	Silicon Laboratories Inc.	6,964	936
*	Novanta Inc.	7,795	907
*	SPS Commerce Inc.	8,222	907
*	Workiva Inc. Class A	10,824	890
*	Core Scientific Inc.	59,606	855
*	Allegro MicroSystems Inc.	26,884	829
*	Zeta Global Holdings Corp. Class A	41,098	807
*	Tenable Holdings Inc.	25,751	796
*	Magnite Inc.	30,229	784
18

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
*	Insight Enterprises Inc.	5,993	780
*	Global-e Online Ltd.	22,733	761
*	GLOBALFOUNDRIES Inc.	22,458	750
*	nCino Inc.	23,338	749
*	Ambarella Inc.	8,827	728
*	ZoomInfo Technologies Inc. Class A	64,706	705
	Clear Secure Inc. Class A	18,088	657
*	Globant SA	9,445	635
*	BlackLine Inc.	11,449	622
*	Cargurus Inc. Class A	17,691	612
*	Alarm.com Holdings Inc.	10,419	611
	Amkor Technology Inc.	24,744	599
*	Freshworks Inc. Class A	43,825	590
*	Synaptics Inc.	8,392	586
*	Cleanspark Inc.	60,163	570
*	Informatica Inc. Class A	22,788	568
*	DXC Technology Co.	39,221	567
*	Axcelis Technologies Inc.	7,010	561
*	Intapp Inc.	12,065	555
	Power Integrations Inc.	12,256	553
*	Blackbaud Inc.	8,223	549
*	IAC Inc.	14,824	543
*	Diodes Inc.	9,909	539
*	RingCentral Inc. Class A	17,413	531
	Concentrix Corp.	9,884	521
*	FormFactor Inc.	16,994	496
*	DoubleVerify Holdings Inc.	29,425	479
*	Braze Inc. Class A	16,435	455
*	DigitalOcean Holdings Inc.	13,889	453
*	C3.ai Inc. Class A	26,233	444
*	Five9 Inc.	16,436	442
*	Teradata Corp.	20,894	438
*	Progress Software Corp.	9,355	433
	Kulicke & Soffa Industries Inc.	11,326	425
*	Yelp Inc. Class A	13,258	419
	Vishay Intertechnology Inc.	26,769	414
*	Trump Media & Technology Group Corp.	22,491	394
*	NCR Voyix Corp.	29,821	393
*	LiveRamp Holdings Inc.	13,839	386
*	NetScout Systems Inc.	15,401	383
	CSG Systems International Inc.	5,963	383
*	Alkami Technology Inc.	14,700	376
	Adeia Inc.	23,236	349
*	Ziff Davis Inc.	9,073	347
*	Clarivate plc	76,984	335
*	Rogers Corp.	3,952	310
*	PagerDuty Inc.	17,982	301
*	Asana Inc. Class A	20,083	293
*	Rapid7 Inc.	13,636	282
*	MaxLinear Inc. Class A	17,517	275
*	Verint Systems Inc.	13,324	272
	CTS Corp.	6,375	271
*	Appian Corp. Class A	8,393	258
*	Schrodinger Inc.	11,951	233
*	Fastly Inc. Class A	29,288	223
*	ScanSource Inc.	4,874	213
*	Sprout Social Inc. Class A	11,004	174
*	Angi Inc. Class A	9,245	164
*	PROS Holdings Inc.	9,913	154
*	Fiverr International Ltd.	6,470	152
*	Jamf Holding Corp.	14,550	136
*	N-able Inc.	14,875	120
	Shutterstock Inc.	5,339	112
	Xerox Holdings Corp.	25,296	101
*	Bumble Inc. Class A	15,202	94
			4,809,303
Telecommunications (2.4%)
	Cisco Systems Inc.	869,149	60,050
	AT&T Inc.	1,531,905	44,869
19

ESG U.S. Stock ETF
		Shares	Market Value• ($000)
	Verizon Communications Inc.	922,423	40,799
*	Arista Networks Inc.	225,241	30,757
	Comcast Corp. Class A	807,894	27,444
	T-Mobile US Inc.	99,155	24,986
	Motorola Solutions Inc.	36,382	17,189
*	Charter Communications Inc. Class A	19,780	5,253
*	Ciena Corp.	30,860	2,900
*	Roku Inc.	28,118	2,715
*	Lumentum Holdings Inc.	15,026	1,996
*	Frontier Communications Parent Inc.	51,187	1,898
	InterDigital Inc.	5,607	1,523
*	Lumen Technologies Inc.	206,245	1,025
	Telephone & Data Systems Inc.	21,356	856
*	Calix Inc.	12,909	767
*	Extreme Networks Inc.	28,729	614
*	Viavi Solutions Inc.	47,222	533
	Ubiquiti Inc.	930	491
*	Liberty Global Ltd. Class C	39,658	474
	Cogent Communications Holdings Inc.	9,592	367
*	Globalstar Inc.	10,762	322
*	Liberty Global Ltd. Class A	27,316	321
*	Liberty Latin America Ltd. Class C	26,882	222
	Cable One Inc.	1,073	173
			268,544
Utilities (0.5%)
	Waste Management Inc.	80,785	18,289
	Republic Services Inc.	44,225	10,347
	Exelon Corp.	220,865	9,647
	American Water Works Co. Inc.	42,534	6,104
	Essential Utilities Inc.	60,171	2,377
*	Casella Waste Systems Inc. Class A	13,565	1,337
	Ormat Technologies Inc.	13,207	1,214
*	Sunrun Inc.	45,137	721
	California Water Service Group	13,052	613
	H2O America	6,816	343
			50,992
Total Common Stocks (Cost $7,363,096)			11,132,074
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[3,4]	Vanguard Market Liquidity Fund, 4.362% (Cost $26,595)	265,997	26,597
Total Investments (100.0%) (Cost $7,389,691)			11,158,671
Other Assets and Liabilities—Net (0.0%)			4,552
Net Assets (100%)			11,163,223
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,845.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,300 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini NASDAQ 100 Index	September 2025	14	6,569	213
E-mini S&P 500 Index	September 2025	76	24,597	819
				1,032
See accompanying Notes, which are an integral part of the Financial Statements.
20

ESG U.S. Stock ETF
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,363,096)	11,132,074
Affiliated Issuers (Cost $26,595)	26,597
Total Investments in Securities	11,158,671
Investment in Vanguard	278
Cash Collateral Pledged—Futures Contracts	2,023
Receivables for Accrued Income	6,376
Total Assets	11,167,348
Liabilities
Due to Custodian	57
Payables for Investment Securities Purchased	73
Collateral for Securities on Loan	3,300
Payables to Vanguard	439
Variation Margin Payable—Futures Contracts	256
Total Liabilities	4,125
Net Assets	11,163,223
1 Includes $2,845 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	7,684,460
Total Distributable Earnings (Loss)	3,478,763
Net Assets	11,163,223

Net Assets
Applicable to 97,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	11,163,223
Net Asset Value Per Share	$114.49
See accompanying Notes, which are an integral part of the Financial Statements.
21

ESG U.S. Stock ETF
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	113,390
Interest[2]	1,516
Securities Lending—Net	200
Total Income	115,106
Expenses
The Vanguard Group—Note B
Investment Advisory Services	215
Management and Administrative	8,209
Marketing and Distribution	292
Custodian Fees	26
Auditing Fees	31
Shareholders’ Reports and Proxy Fees	274
Trustees’ Fees and Expenses	6
Other Expenses	20
Total Expenses	9,073
Net Investment Income	106,033
Realized Net Gain (Loss)
Investment Securities Sold[2,3]	180,282
Futures Contracts	3,102
Realized Net Gain (Loss)	183,384
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,227,749
Futures Contracts	247
Change in Unrealized Appreciation (Depreciation)	1,227,996
Net Increase (Decrease) in Net Assets Resulting from Operations	1,517,413
1	Dividends are net of foreign withholding taxes of $85.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,409, $4, and ($1), respectively. Purchases and sales are for temporary cash investment purposes.
3	Includes $258,827 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
22

ESG U.S. Stock ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	106,033	91,984
Realized Net Gain (Loss)	183,384	14,677
Change in Unrealized Appreciation (Depreciation)	1,227,996	1,805,948
Net Increase (Decrease) in Net Assets Resulting from Operations	1,517,413	1,912,609
Distributions
Total Distributions	(105,993)	(98,585)
Capital Share Transactions
Issued	961,299	895,654
Issued in Lieu of Cash Distributions	—	—
Redeemed	(530,955)	(187,563)
Net Increase (Decrease) from Capital Share Transactions	430,344	708,091
Total Increase (Decrease)	1,841,764	2,522,115
Net Assets
Beginning of Period	9,321,459	6,799,344
End of Period	11,163,223	9,321,459
See accompanying Notes, which are an integral part of the Financial Statements.
23

ESG U.S. Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$99.75	$79.52	$69.60	$84.42	$64.47
Investment Operations
Net Investment Income[1]	1.100	1.031	.983	.921	.873
Net Realized and Unrealized Gain (Loss) on Investments	14.738	20.310	9.884	(14.856)	19.844
Total from Investment Operations	15.838	21.341	10.867	(13.935)	20.717
Distributions
Dividends from Net Investment Income	(1.098)	(1.111)	(.947)	(.885)	(.767)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.098)	(1.111)	(.947)	(.885)	(.767)
Net Asset Value, End of Period	$114.49	$99.75	$79.52	$69.60	$84.42
Total Return	16.01%	27.05%	15.82%	-16.61%	32.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$11,163	$9,321	$6,799	$5,900	$5,259
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	1.05%	1.17%	1.38%	1.18%	1.18%
Portfolio Turnover Rate[2]	3%	2%	3%	7%	6%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
24

ESG U.S. Stock ETF
Notes to Financial Statements
Vanguard ESG U.S. Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on
25

ESG U.S. Stock ETF
one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $278,000, representing less than 0.01% of the fund’s net assets and 0.11% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	11,132,074	—	—	11,132,074
Temporary Cash Investments	26,597	—	—	26,597
Total	11,158,671	—	—	11,158,671

Derivative Financial Instruments
Assets
Futures Contracts[1]	1,032	—	—	1,032
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	258,805
Total Distributable Earnings (Loss)	(258,805)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized
26

ESG U.S. Stock ETF
gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	16,988
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	3,766,215
Capital Loss Carryforwards	(304,440)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	3,478,763
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	105,993	98,585
Long-Term Capital Gains	—	—
Total	105,993	98,585
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	7,392,456
Gross Unrealized Appreciation	4,286,473
Gross Unrealized Depreciation	(520,258)
Net Unrealized Appreciation (Depreciation)	3,766,215
E.  During the year ended August 31, 2025, the fund purchased $284,303,000 of investment securities and sold $263,339,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $959,732,000 and $525,411,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $94,931,000 and sales were $54,810,000, resulting in net realized loss of $22,083,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	9,225	10,100
Issued in Lieu of Cash Distributions	—	—
Redeemed	(5,175)	(2,150)
Net Increase (Decrease) in Shares Outstanding	4,050	7,950
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger
27

ESG U.S. Stock ETF
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
28

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG U.S. Stock ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG U.S. Stock ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
29

Tax information (unaudited)
For corporate shareholders, 92.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $97,570,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $755,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates $4,727,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q43930 102025
30

Financial Statements
For the year ended August 31, 2025
Vanguard ESG International Stock ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	106
Tax information	107

ESG International Stock ETF
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (98.9%)
Australia (4.9%)
	Commonwealth Bank of Australia	318,773	35,431
	Westpac Banking Corp.	648,958	16,347
	National Australia Bank Ltd.	584,309	16,307
	CSL Ltd.	92,225	12,829
	Wesfarmers Ltd.	214,057	12,822
	ANZ Group Holdings Ltd.	564,198	12,398
	Macquarie Group Ltd.	64,944	9,525
	Goodman Group	377,771	8,454
	Transurban Group	583,991	5,570
	Brambles Ltd.	260,429	4,413
	Woolworths Group Ltd.	231,274	4,353
	QBE Insurance Group Ltd.	287,328	4,060
	Fortescue Ltd.	301,452	3,802
	Northern Star Resources Ltd.	272,441	3,400
*	Xero Ltd.	30,379	3,239
	Suncorp Group Ltd.	205,452	2,855
	Scentre Group	987,466	2,632
	Computershare Ltd.	102,727	2,556
	Insurance Australia Group Ltd.	434,660	2,473
	Cochlear Ltd.	12,385	2,439
	Telstra Group Ltd.	751,936	2,406
	WiseTech Global Ltd.	35,540	2,355
*	James Hardie Industries plc	107,484	2,183
	Evolution Mining Ltd.	379,196	2,175
	Pro Medicus Ltd.	10,227	1,986
	CAR Group Ltd.	70,434	1,858
	Stockland	454,347	1,840
	Medibank Pvt Ltd.	528,839	1,762
*	Lynas Rare Earths Ltd.	185,300	1,678
	Sigma Healthcare Ltd.	817,741	1,666
	JB Hi-Fi Ltd.	21,209	1,622
	REA Group Ltd.	9,642	1,579
	ASX Ltd.	36,489	1,490
	Technology One Ltd.	56,540	1,472
	Charter Hall Group	92,383	1,414
	GPT Group	380,750	1,389
	Sonic Healthcare Ltd.	88,239	1,386
*	NEXTDC Ltd.	123,466	1,327
	BlueScope Steel Ltd.	85,248	1,277
	Vicinity Ltd.	751,506	1,272
	SEEK Ltd.	67,694	1,224
	Mirvac Group	781,894	1,205
	Qantas Airways Ltd.	147,293	1,129
	HUB24 Ltd.	15,211	1,081
	Dexus	209,766	1,029
	Bendigo & Adelaide Bank Ltd.	113,743	991
*	Pilbara Minerals Ltd.	555,306	887
	Steadfast Group Ltd.	205,930	818
	Ramsay Health Care Ltd.	35,594	788
*	Mineral Resources Ltd.	31,800	772
*	Sandfire Resources Ltd.	94,118	770
	Cleanaway Waste Management Ltd.	421,639	766
	Atlas Arteria Ltd.	217,610	758
	Dyno Nobel Ltd.	345,561	688
	Perseus Mining Ltd.	265,150	664
	Ramelius Resources Ltd.	315,144	662
*	Zip Co. Ltd.	235,185	648
	Downer EDI Ltd.	132,249	624
*	Genesis Minerals Ltd.	207,535	621
	Bank of Queensland Ltd.	127,345	605

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ansell Ltd.	27,041	599
	Eagers Automotive Ltd.	29,576	534
	Challenger Ltd.	95,675	521
	AMP Ltd.	461,778	515
	Netwealth Group Ltd.	22,680	509
*	Telix Pharmaceuticals Ltd.	53,064	505
	Lendlease Corp. Ltd.	137,034	496
	AUB Group Ltd.	21,904	480
*	Capricorn Metals Ltd.	67,797	459
	Pinnacle Investment Management Group Ltd.	32,599	455
	Harvey Norman Holdings Ltd.	96,180	433
	nib holdings Ltd.	84,781	425
[1]	Breville Group Ltd.	19,265	424
*	Regis Resources Ltd.	138,628	418
	Gold Road Resources Ltd.	188,119	415
	Reliance Worldwide Corp. Ltd.	152,041	415
	IGO Ltd.	118,822	404
*,2	West African Resources Ltd.	189,988	390
	Brickworks Ltd.	16,150	377
	National Storage REIT	237,298	373
*	Westgold Resources Ltd.	160,992	367
	Super Retail Group Ltd.	28,935	355
	ARB Corp. Ltd.	13,141	343
	Region Group	202,921	324
	Iluka Resources Ltd.	74,990	309
	Lovisa Holdings Ltd.	10,801	304
	Orora Ltd.	223,348	303
[1]	Reece Ltd.	41,626	303
*	DroneShield Ltd.	139,588	300
*	Megaport Ltd.	27,044	290
	Perpetual Ltd.	20,323	288
	Flight Centre Travel Group Ltd.	33,656	286
*	Temple & Webster Group Ltd.	17,644	275
*	Insignia Financial Ltd.	93,243	274
	Nine Entertainment Co. Holdings Ltd.	244,376	266
	Premier Investments Ltd.	18,220	265
	Ingenia Communities Group	67,718	261
	Sims Ltd.	27,907	259
	Generation Development Group Ltd.	56,619	255
*	Neuren Pharmaceuticals Ltd.	19,550	242
*	Mesoblast Ltd.	167,076	237
*	PEXA Group Ltd.	23,233	233
[2]	Corporate Travel Management Ltd.	21,314	225
	TPG Telecom Ltd.	64,488	223
	Centuria Capital Group	135,674	220
	Deterra Royalties Ltd.	77,933	213
	Waypoint REIT Ltd.	122,265	212
	Magellan Financial Group Ltd.	31,342	209
*,1	Liontown Resources Ltd.	340,939	209
	Champion Iron Ltd.	69,443	204
	Nick Scali Ltd.	12,848	204
*	IperionX Ltd.	45,362	196
*	SiteMinder Ltd.	43,096	194
	Bega Cheese Ltd.	50,775	193
	EVT Ltd.	21,129	193
*	Judo Capital Holdings Ltd.	173,415	193
	GrainCorp Ltd. Class A	36,766	192
*	WEB Travel Group Ltd.	63,155	182
	IDP Education Ltd.	49,279	181
	IRESS Ltd.	31,279	178
	Imdex Ltd.	88,459	174
	Data#3 Ltd.	28,225	170
*	Tuas Ltd.	32,774	168
	Helia Group Ltd.	44,810	162
	Arena REIT	60,490	160
	Amotiv Ltd.	24,771	158
*	Resolute Mining Ltd.	365,628	156
*	Superloop Ltd.	82,635	156
	GQG Partners Inc.	135,914	155
	Nickel Industries Ltd.	334,671	153

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bapcor Ltd.	57,893	151
	Elders Ltd.	30,681	149
	Aussie Broadband Ltd.	43,340	146
*	Bellevue Gold Ltd.	254,802	145
*	Catapult Sports Ltd.	34,282	139
	HMC Capital Ltd.	52,528	132
*	Nanosonics Ltd.	44,114	129
	McMillan Shakespeare Ltd.	9,997	128
	DigiCo Infrastructure REIT	62,898	127
	Service Stream Ltd.	91,961	125
	Regis Healthcare Ltd.	24,325	125
	SmartGroup Corp. Ltd.	20,928	124
	Credit Corp. Group Ltd.	11,234	121
	IPH Ltd.	40,336	120
	Domino's Pizza Enterprises Ltd.	11,575	114
	Collins Foods Ltd.	17,767	113
	Hansen Technologies Ltd.	28,987	113
	Integral Diagnostics Ltd.	59,376	113
	SRG Global Ltd.	86,973	112
	Kelsian Group Ltd.	33,739	110
	Inghams Group Ltd.	60,750	108
*	Macquarie Technology Group Ltd.	2,625	105
*	Nufarm Ltd.	64,720	103
	Myer Holdings Ltd.	235,996	102
*	PolyNovo Ltd.	112,097	96
*	Alpha HPA Ltd.	153,263	96
	oOh!media Ltd.	87,015	95
	Johns Lyng Group Ltd.	37,156	95
[1]	Maas Group Holdings Ltd.	30,682	90
	Ridley Corp. Ltd.	44,046	89
	Abacus Storage King	94,924	88
	Dicker Data Ltd.	14,345	86
	Australian Ethical Investment Ltd.	16,735	82
*,2	Opthea Ltd.	206,684	81
	Bravura Solutions Ltd.	53,055	78
*	Clarity Pharmaceuticals Ltd.	40,337	78
	MyState Ltd.	27,556	77
*	Vulcan Energy Resources Ltd.	28,237	76
	G8 Education Ltd.	134,206	75
*	Chalice Mining Ltd.	62,487	73
	PWR Holdings Ltd.	14,246	72
	Infomedia Ltd.	64,751	71
[1]	Lifestyle Communities Ltd.	18,871	70
*	Weebit Nano Ltd.	36,213	67
	Cromwell Property Group	226,840	66
*	Nuix Ltd.	38,378	66
*	Tyro Payments Ltd.	78,187	63
*	Select Harvests Ltd.	24,798	62
	GWA Group Ltd.	36,940	61
	Healius Ltd.	107,388	60
*	Fineos Corp. Ltd.	30,713	60
	Australian Finance Group Ltd.	31,599	58
*	FleetPartners Group Ltd.	30,424	56
	Australian Clinical Labs Ltd.	29,328	55
	Vulcan Steel Ltd. (XASX)	12,863	55
	Clinuvel Pharmaceuticals Ltd.	7,811	54
	Accent Group Ltd.	58,376	54
*	Alkane Resources Ltd.	76,694	53
	Abacus Group	66,117	53
	GDI Property Group Partnership	115,508	52
	Redox Ltd.	32,916	52
	Growthpoint Properties Australia Ltd.	31,461	51
*	Baby Bunting Group Ltd.	28,637	50
	Navigator Global Investments Ltd.	35,333	49
*	EML Payments Ltd.	64,729	48
	Regal Partners Ltd.	26,613	47
*	St. Barbara Ltd.	197,269	46
	Cedar Woods Properties Ltd.	8,900	44
	Praemium Ltd.	84,974	44
*	Emeco Holdings Ltd.	62,100	43

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Audinate Group Ltd.	13,727	42
*	Webjet Group Ltd.	71,176	42
*	BrainChip Holdings Ltd.	304,636	41
*	Mayne Pharma Group Ltd.	11,925	40
[1]	Platinum Asset Management Ltd.	75,038	39
*	Oceania Healthcare Ltd.	101,609	38
*	Novonix Ltd.	94,513	35
*,1	Sayona Mining Ltd.	2,039,908	34
*	Aurelia Metals Ltd.	238,569	33
	Kogan.com Ltd.	12,462	33
	Solvar Ltd.	28,545	33
[2]	Leo Lithium Ltd.	145,596	32
*	Australian Agricultural Co. Ltd.	28,802	27
*	ioneer Ltd.	350,440	26
*	Mount Gibson Iron Ltd.	86,412	22
*	Syrah Resources Ltd.	110,730	22
	Humm Group Ltd.	54,062	22
*,2	AVZ Minerals Ltd.	335,342	22
*	29Metals Ltd.	93,275	21
*	OFX Group Ltd.	33,880	18
*	Coast Entertainment Holdings Ltd.	67,417	18
*,1	Wildcat Resources Ltd.	157,634	18
*,1	Imugene Ltd.	41,391	8
*,1	Cettire Ltd.	32,422	7
*	Vulcan Steel Ltd.	1,429	6
*,2	ESG Minerals Ltd.	8,773	—
			244,161
Austria (0.2%)
	Erste Group Bank AG	53,624	5,104
[3]	BAWAG Group AG	14,981	1,937
	ANDRITZ AG	12,468	878
	Raiffeisen Bank International AG	24,975	830
	Wienerberger AG	21,607	753
	DO & CO AG	1,339	356
	Vienna Insurance Group AG Wiener Versicherung Gruppe	6,801	353
	Strabag SE	3,104	285
	UNIQA Insurance Group AG	19,235	279
	Oesterreichische Post AG	5,526	186
	Telekom Austria AG Class A	13,585	149
	CA Immobilien Anlagen AG	5,343	146
*	CPI Europe AG	5,362	117
*	Lenzing AG	3,311	102
*,1	AT&S Austria Technologie & Systemtechnik AG	4,104	98
	Palfinger AG	2,176	94
	Porr AG	2,685	93
*	Eurotelesites AG	3,130	18
	Agrana Beteiligungs AG	1,103	15
			11,793
Belgium (0.7%)
*	Argenx SE	11,589	8,251
	UCB SA	22,868	5,364
	KBC Group NV	43,135	5,084
	Ageas SA/NV	34,482	2,430
	Groupe Bruxelles Lambert NV	15,046	1,323
	Syensqo SA	13,517	1,195
	Ackermans & van Haaren NV	4,339	1,126
	Elia Group SA/NV Class B	8,530	976
	D'ieteren Group	4,102	889
	Sofina SA	2,830	856
	Warehouses De Pauw CVA	33,367	856
	Aedifica SA	9,700	746
	Lotus Bakeries NV	76	745
	Financiere de Tubize SA	3,849	721
	Cofinimmo SA	7,801	698
	KBC Ancora	7,409	574
	Azelis Group NV	31,420	469
	Solvay SA	13,478	443
	Melexis NV	4,164	330
	Montea NV	3,739	299

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fagron	10,260	249
	Xior Student Housing NV	7,032	249
	VGP NV	2,173	248
	Colruyt Group NV	5,457	240
	Gimv NV	4,646	240
	Shurgard Self Storage Ltd.	5,325	209
	Proximus SADP	23,331	202
	Barco NV	11,041	181
	Retail Estates NV	1,805	147
	Kinepolis Group NV	2,277	91
*	Ontex Group NV	8,272	63
*	bpost SA	16,624	42
			35,536
Brazil (0.6%)
	B3 SA - Brasil Bolsa Balcao	1,009,949	2,418
	Banco BTG Pactual SA	240,192	1,987
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP	87,682	1,981
[3]	Rede D'Or Sao Luiz SA	195,700	1,421
	Equatorial Energia SA	203,061	1,370
	Banco do Brasil SA	331,631	1,308
	Suzano SA	131,472	1,272
	Localiza Rent a Car SA	162,470	1,074
	Telefonica Brasil SA	147,536	922
	Raia Drogasil SA	245,727	795
	Itau Unibanco Holding SA	123,640	785
	TOTVS SA	98,335	782
	Banco Bradesco SA	282,835	753
	BB Seguridade Participacoes SA	116,500	705
	TIM SA	148,400	623
	Rumo SA	225,799	606
	Motiva Infraestrutura de Mobilidade SA	222,658	591
	Lojas Renner SA	196,286	589
	Klabin SA	170,506	582
	BRF SA	150,663	573
	Energisa SA	60,132	541
	Sendas Distribuidora SA	253,789	492
*,3	Hapvida Participacoes e Investimentos SA	55,684	428
	Smartfit Escola de Ginastica e Danca SA	88,424	398
*	Ambipar Participacoes e Empreendimentos SA Class B	161,000	396
	Banco Santander Brasil SA	68,132	355
*	Multiplan Empreendimentos Imobiliarios SA	68,415	351
	Allos SA	78,724	348
	Cia De Sanena Do Parana	53,000	337
	Santos Brasil Participacoes SA	120,281	315
	Porto Seguro SA	32,200	307
	Alupar Investimento SA	50,566	278
*	Natura Cosmeticos SA	160,987	268
	Caixa Seguridade Participacoes SA	102,400	266
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	49,100	255
	Hypera SA	54,600	246
[3]	GPS Participacoes e Empreendimentos SA	77,300	246
	Marfrig Global Foods SA	47,241	217
	Transmissora Alianca de Energia Eletrica SA	33,100	213
	Iguatemi SA	47,682	207
	Cia de Saneamento de Minas Gerais Copasa MG	36,200	200
	Direcional Engenharia SA	65,631	187
*	Serena Energia SA	83,053	186
	Cogna Educacao SA	328,900	177
	Cia Siderurgica Nacional SA	107,634	151
	Azzas 2154 SA	23,182	148
	Cury Construtora e Incorporadora SA	22,200	140
	Fleury SA	49,499	136
	Auren Energia SA	58,032	116
	M Dias Branco SA	20,900	114
	Vivara Participacoes SA	20,700	111
	Odontoprev SA	44,610	108
	SLC Agricola SA	33,220	107
	YDUQS Participacoes SA	43,200	105
	Grupo Mateus SA	78,300	105

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Orizon Valorizacao de Residuos SA	9,900	100
	Magazine Luiza SA	65,751	99
*	IRB-Brasil Resseguros SA	10,336	91
	Sao Martinho SA	26,300	88
	Fras-Le SA	20,300	87
*	Minerva SA	77,215	86
	EcoRodovias Infraestrutura e Logistica SA	56,200	84
*	MRV Engenharia e Participacoes SA	58,600	82
	Vulcabras SA	20,200	81
	Cia Energetica de Minas Gerais	29,161	80
*	Hidrovias do Brasil SA	123,387	80
	CSN Mineracao SA	81,400	78
	Dexco SA	65,618	70
	JHSF Participacoes SA	60,400	64
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	75,893	61
	Tres Tentos Agroindustrial SA	22,400	60
	Mills Locacao Servicos e Logistica SA	26,000	60
	SIMPAR SA	58,300	56
	Grendene SA	53,800	54
	Mahle Metal Leve SA	10,300	53
	Fundo De Investimento Imobiliario VBI Prime Properties	3,775	53
	BrasilAgro - Co. Brasileira de Propriedades Agricolas	12,100	48
	Iochpe Maxion SA	16,900	44
	Pet Center Comercio e Participacoes SA	57,300	43
	Tupy SA	15,400	41
[3]	LWSA SA	54,200	41
	LOG Commercial Properties e Participacoes SA	10,167	40
*	Cia Brasileira de Distribuicao	59,679	40
	Ez Tec Empreendimentos e Participacoes SA	14,200	39
	Grupo SBF SA	18,500	39
*	CVC Brasil Operadora e Agencia de Viagens SA	94,110	37
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,600	36
*	Log-in Logistica Intermodal SA	5,800	26
	Camil Alimentos SA	27,500	25
*	Cia Brasileira de Aluminio	33,669	22
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	24,500	20
*	Oncoclinicas do Brasil Servicos Medicos SA	38,000	19
	Armac Locacao Logistica E Servicos SA	24,500	18
*	Diagnosticos da America SA	36,400	9
			31,846
Canada (6.3%)
	Royal Bank of Canada	268,943	39,084
*	Shopify Inc. Class A (XNYS)	225,530	31,855
	Bank of Montreal	138,099	16,711
	Bank of Nova Scotia	236,395	14,764
	Canadian Imperial Bank of Commerce	178,422	13,783
	Agnico Eagle Mines Ltd.	95,091	13,710
	Manulife Financial Corp.	329,035	10,122
	Waste Connections Inc.	48,532	8,969
	Wheaton Precious Metals Corp.	86,068	8,643
	National Bank of Canada	74,051	7,784
	Dollarama Inc.	50,904	6,941
	Fairfax Financial Holdings Ltd.	3,990	6,869
	Intact Financial Corp.	33,699	6,749
	Sun Life Financial Inc.	108,773	6,354
	Nutrien Ltd.	93,869	5,410
	Kinross Gold Corp.	234,163	4,895
	Thomson Reuters Corp.	25,803	4,583
	Brookfield Asset Management Ltd. Class A	72,928	4,389
	Loblaw Cos. Ltd.	106,986	4,369
	Power Corp. of Canada	102,687	4,346
*	Celestica Inc.	22,066	4,298
	RB Global Inc.	35,126	4,023
	CGI Inc.	39,981	3,882
	Restaurant Brands International Inc.	61,264	3,880
	Teck Resources Ltd. Class B	94,561	3,233
	Metro Inc. Class A	38,127	2,733
	Alamos Gold Inc. Class A	80,146	2,442
	GFL Environmental Inc. (XTSE)	48,480	2,425

ESG International Stock ETF
		Shares	Market Value• ($000)
	Magna International Inc.	50,947	2,339
*	First Quantum Minerals Ltd.	129,801	2,275
[3]	Hydro One Ltd.	59,096	2,152
	TMX Group Ltd.	52,078	2,080
	George Weston Ltd.	31,750	2,045
	Element Fleet Management Corp.	76,082	2,028
	Great-West Lifeco Inc.	51,124	2,025
	iA Financial Corp. Inc.	17,789	1,914
	Toromont Industries Ltd.	15,956	1,668
*	Descartes Systems Group Inc.	16,655	1,664
	Open Text Corp.	49,761	1,646
	Gildan Activewear Inc.	29,203	1,594
	TELUS Corp.	94,778	1,562
	FirstService Corp.	7,683	1,547
	Lundin Mining Corp.	132,063	1,528
	BCE Inc.	58,203	1,452
	TFI International Inc.	15,278	1,448
	Colliers International Group Inc.	8,382	1,384
*	Ivanhoe Mines Ltd. Class A	144,003	1,273
	Saputo Inc.	48,049	1,203
	Lundin Gold Inc.	19,102	1,175
	OR Royalties Inc.	34,711	1,115
*	Equinox Gold Corp.	127,385	1,114
*	Aritzia Inc.	18,263	1,093
	Canadian Apartment Properties REIT	33,931	1,050
	B2Gold Corp.	248,484	1,026
	Onex Corp.	11,920	1,020
*	IAMGOLD Corp.	105,625	984
*	Eldorado Gold Corp.	39,607	982
	Hudbay Minerals Inc.	77,592	931
	Definity Financial Corp.	17,902	925
	Brookfield Renewable Corp.	26,701	900
	OceanaGold Corp.	45,250	827
	RioCan REIT	58,875	792
	Granite REIT	13,643	777
	West Fraser Timber Co. Ltd.	10,566	770
	First Majestic Silver Corp.	83,500	764
*	Kinaxis Inc.	5,510	761
*	Capstone Copper Corp.	106,501	761
	Chartwell Retirement Residences	56,383	760
*	SSR Mining Inc.	36,821	710
*	Shopify Inc. Class A (XTSE)	4,886	690
	Boyd Group Inc.	4,134	679
	IGM Financial Inc.	18,878	677
	Stella-Jones Inc.	10,528	600
	First Capital REIT	40,764	574
	Choice Properties REIT	53,535	566
	Premium Brands Holdings Corp. Class A	8,189	563
*	Torex Gold Resources Inc.	16,034	535
	SmartCentres REIT	27,228	534
	Dream Industrial REIT	54,427	486
	Methanex Corp.	12,971	461
	H&R REIT	51,400	455
*	Air Canada	30,384	431
	Boralex Inc. Class A	19,348	407
	Boardwalk REIT	7,814	401
	Linamar Corp.	7,317	399
*	BlackBerry Ltd.	104,115	399
*	Bausch Health Cos. Inc.	53,205	394
	BRP Inc.	5,712	359
	Maple Leaf Foods Inc.	13,215	348
	North West Co. Inc.	9,340	343
	Centerra Gold Inc.	37,316	305
*	Lightspeed Commerce Inc.	24,425	302
*	Novagold Resources Inc.	43,961	301
	Quebecor Inc. Class B	9,751	296
	Allied Properties REIT	20,971	284
	Primaris REIT	20,999	230
	Transcontinental Inc. Class A	12,652	188
	GFL Environmental Inc.	3,333	167

ESG International Stock ETF
		Shares	Market Value• ($000)
	Winpak Ltd.	4,658	142
	Enghouse Systems Ltd.	7,004	117
	Cargojet Inc.	1,584	116
	OR Royalties Inc. (XNYS)	2,950	95
*	Canfor Corp.	9,348	89
	Cogeco Communications Inc.	1,769	83
	First National Financial Corp.	1,991	70
			314,396
Chile (0.2%)
	Banco de Chile	8,691,704	1,245
	Latam Airlines Group SA	43,936,694	1,106
	Falabella SA	152,590	869
	Cencosud SA	268,262	850
	Banco Santander Chile	11,062,728	665
	Banco de Credito e Inversiones SA	15,307	619
	Empresas CMPC SA	210,252	330
	Plaza SA	120,825	284
	Parque Arauco SA	122,761	283
*,1	Sociedad Quimica y Minera de Chile SA ADR	5,244	239
	Quinenco SA	45,867	189
	Banco Itau Chile SA	12,125	173
	Aguas Andinas SA Class A	454,340	161
	Cencosud Shopping SA	79,579	161
	Latam Airlines Group SA ADR	2,671	134
	Cia Sud Americana de Vapores SA	2,396,137	120
	SMU SA	586,387	100
	Empresa Nacional de Telecomunicaciones SA	25,073	87
	Inversiones La Construccion SA	6,433	85
	Inversiones Aguas Metropolitanas SA	92,974	82
	Ripley Corp. SA	158,688	76
*	CAP SA	12,470	67
	SONDA SA	95,307	34
			7,959
China (9.0%)
	Alibaba Group Holding Ltd.	3,416,700	56,572
*,3	Xiaomi Corp. Class B	3,283,200	22,407
	China Construction Bank Corp. Class H	18,280,000	17,691
*	PDD Holdings Inc. ADR	144,761	17,403
*,3	Meituan Class B	1,014,955	13,518
	Industrial & Commercial Bank of China Ltd. Class H	15,193,000	11,302
	BYD Co. Ltd. Class H	700,000	9,875
	NetEase Inc.	346,315	9,496
	Ping An Insurance Group Co. of China Ltd. Class H	1,226,000	8,926
	Trip.com Group Ltd.	118,798	8,794
	Bank of China Ltd. Class H	13,858,000	7,606
	JD.com Inc. Class A	480,753	7,449
[3]	Pop Mart International Group Ltd.	127,600	5,304
*,3	Kuaishou Technology	529,800	5,193
	China Merchants Bank Co. Ltd. Class H	718,500	4,466
	China Life Insurance Co. Ltd. Class H	1,425,000	4,433
*	BeOne Medicines Ltd. Class H	165,600	3,939
	Agricultural Bank of China Ltd. Class H	5,765,000	3,898
*,3	Innovent Biologics Inc.	295,000	3,687
[1]	Yum China Holdings Inc. (XHKG)	66,500	2,997
	ANTA Sports Products Ltd.	240,200	2,989
*,3	Wuxi Biologics Cayman Inc.	668,737	2,877
	Geely Automobile Holdings Ltd. Class A	1,119,900	2,825
*	XPeng Inc. Class A	266,500	2,814
*	Li Auto Inc. Class A	228,236	2,674
*,1,3	Akeso Inc.	128,000	2,578
	Contemporary Amperex Technology Co. Ltd. Class A	57,729	2,477
	China Pacific Insurance Group Co. Ltd. Class H	488,600	2,243
	KE Holdings Inc. ADR	126,890	2,231
[3]	Nongfu Spring Co. Ltd. Class H	344,400	2,228
	China Resources Land Ltd.	555,000	2,195
	Full Truck Alliance Co. Ltd. ADR	153,223	2,000
*	NIO Inc. Class A	312,125	1,999
	Sino Biopharmaceutical Ltd.	1,884,000	1,976
	CSPC Pharmaceutical Group Ltd.	1,517,280	1,972

ESG International Stock ETF
		Shares	Market Value• ($000)
	China Hongqiao Group Ltd.	526,500	1,733
	China Merchants Bank Co. Ltd. Class A	278,781	1,677
*,3	JD Health International Inc.	200,950	1,638
	People's Insurance Co. Group of China Ltd. Class H	1,719,000	1,546
	ZTO Express Cayman Inc.	84,750	1,537
*	J&T Global Express Ltd.	1,135,600	1,525
	China CITIC Bank Corp. Ltd. Class H	1,683,000	1,505
*	Kanzhun Ltd. ADR	62,908	1,486
	Haier Smart Home Co. Ltd. Class H	425,200	1,444
	Sunny Optical Technology Group Co. Ltd.	130,300	1,403
	H World Group Ltd.	374,630	1,401
[3]	Postal Savings Bank of China Co. Ltd. Class H	2,006,000	1,397
	New Oriental Education & Technology Group Inc.	291,990	1,397
[3]	China Tower Corp. Ltd. Class H	889,400	1,344
	Ping An Insurance Group Co. of China Ltd. Class A	157,470	1,323
*,1,3	SenseTime Group Inc. Class B	4,774,000	1,322
	China Yangtze Power Co. Ltd. Class A	330,190	1,301
	China Overseas Land & Investment Ltd.	718,500	1,295
*	Bilibili Inc.	55,523	1,294
[3]	3SBio Inc.	334,500	1,258
[3]	Guotai Haitong Securities Co. Ltd. Class H	575,504	1,209
	BYD Co. Ltd. Class A	73,200	1,169
	Agricultural Bank of China Ltd. Class A	1,187,400	1,169
*	Cambricon Technologies Corp. Ltd. Class A	5,580	1,167
*	Kingdee International Software Group Co. Ltd.	552,000	1,166
	New China Life Insurance Co. Ltd. Class H	186,000	1,157
	CITIC Securities Co. Ltd. Class H	307,537	1,139
	China Mengniu Dairy Co. Ltd.	575,120	1,132
	Bank of Communications Co. Ltd. Class H	1,298,000	1,125
	Foxconn Industrial Internet Co. Ltd. Class A	147,300	1,110
[3]	Fuyao Glass Industry Group Co. Ltd. Class H	123,600	1,091
	Yangzijiang Shipbuilding Holdings Ltd.	481,200	1,090
	Industrial & Commercial Bank of China Ltd. Class A	1,040,675	1,084
*,3	Zhejiang Leapmotor Technology Co. Ltd. Class H	129,300	1,079
	Li Ning Co. Ltd.	439,678	1,077
	CMOC Group Ltd. Class H	699,000	1,075
	Great Wall Motor Co. Ltd. Class H	421,000	1,009
	Vipshop Holdings Ltd. ADR	59,906	1,003
[3]	Hansoh Pharmaceutical Group Co. Ltd.	214,000	994
	China Galaxy Securities Co. Ltd. Class H	685,000	989
	Zhaojin Mining Industry Co. Ltd. Class H	314,500	988
	COSCO SHIPPING Holdings Co. Ltd. Class H	558,400	973
[3]	WuXi AppTec Co. Ltd. Class H	68,936	961
[3]	Meitu Inc.	587,000	894
*,3	Hua Hong Semiconductor Ltd. Class H	126,757	878
*	TAL Education Group ADR	79,324	842
	Industrial Bank Co. Ltd. Class A	267,900	842
	Hygon Information Technology Co. Ltd. Class A	30,342	827
	East Money Information Co. Ltd. Class A	202,800	822
[3]	China International Capital Corp. Ltd. Class H	295,600	811
	BYD Electronic International Co. Ltd.	146,500	779
	Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	83,510	775
	Zhongji Innolight Co. Ltd. Class A	15,500	768
*,1	China Ruyi Holdings Ltd.	1,996,000	739
	Shanghai Pudong Development Bank Co. Ltd. Class A	380,100	727
	Kingsoft Corp. Ltd.	161,800	713
*,1	Alibaba Health Information Technology Ltd.	992,000	703
[1]	ZTE Corp. Class H	153,600	694
	CITIC Securities Co. Ltd. Class A	154,251	681
	Weichai Power Co. Ltd. Class H	321,000	675
	China Minsheng Banking Corp. Ltd. Class H	1,177,500	671
*	GCL Technology Holdings Ltd.	4,169,000	671
	Tongcheng Travel Holdings Ltd.	236,400	669
*	Zai Lab Ltd.	199,970	666
	China Gold International Resources Corp. Ltd.	44,900	636
*	GDS Holdings Ltd. Class A	144,641	627
	Guotai Haitong Securities Co. Ltd.	212,886	626
	Eoptolink Technology Inc. Ltd. Class A	12,472	620
	Sinopharm Group Co. Ltd. Class H	256,900	619
	Luxshare Precision Industry Co. Ltd. Class A	95,614	616

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	Huatai Securities Co. Ltd. Class H	237,600	606
*,3	JD Logistics Inc.	364,700	606
	China Taiping Insurance Holdings Co. Ltd.	286,800	599
	Minth Group Ltd.	138,000	586
	Bank of Communications Co. Ltd. Class A	569,700	581
[3]	China Resources Mixc Lifestyle Services Ltd.	115,000	577
[3]	Shandong Gold Mining Co. Ltd. Class H	149,850	572
	XD Inc.	53,400	557
	CRRC Corp. Ltd. Class H	687,000	554
*,1,3	China CITIC Financial Asset Management Co. Ltd. Class H	3,699,000	548
	Muyuan Foods Co. Ltd. Class A	70,512	544
	Jiangxi Copper Co. Ltd. Class H	184,000	542
	Tingyi Cayman Islands Holding Corp.	380,000	540
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,587	531
	WuXi AppTec Co. Ltd. Class A	36,664	530
	China Pacific Insurance Group Co. Ltd. Class A	93,500	529
[3]	Longfor Group Holdings Ltd.	382,800	525
[3]	Ping An Healthcare & Technology Co. Ltd.	193,930	518
	Atour Lifestyle Holdings Ltd. ADR	13,025	507
	Bosideng International Holdings Ltd.	870,000	504
*,3	Ascentage Pharma Group International	46,900	502
	Hengan International Group Co. Ltd.	157,000	501
*,3	NetEase Cloud Music Inc.	13,850	499
	NAURA Technology Group Co. Ltd. Class A	9,458	494
	Kingboard Holdings Ltd.	134,000	493
	Zhuzhou CRRC Times Electric Co. Ltd. Class H	94,600	484
[1]	MINISO Group Holding Ltd.	79,352	484
*,1	Genscript Biotech Corp.	216,000	480
	CMOC Group Ltd. Class A	274,000	475
	China National Building Material Co. Ltd. Class H	631,332	459
	Fosun International Ltd.	668,500	455
[3]	China Feihe Ltd.	786,000	445
*	WuXi XDC Cayman Inc.	61,000	445
	CRRC Corp. Ltd. Class A	403,115	434
	GF Securities Co. Ltd. Class H	179,200	428
	Bank of China Ltd. Class A	548,200	424
	Ping An Bank Co. Ltd. Class A	248,300	420
	China Everbright Bank Co. Ltd. Class H	892,000	401
	Dongyue Group Ltd.	239,000	399
*,1	Kingsoft Cloud Holdings Ltd.	401,310	399
	SF Holding Co. Ltd. Class A	63,400	396
	Seres Group Co. Ltd. Class A	20,500	393
	China Railway Group Ltd. Class H	754,000	384
*,3	InnoCare Pharma Ltd. Class H	176,000	383
	Xinyi Solar Holdings Ltd.	860,000	375
	China Everbright Environment Group Ltd.	659,000	372
*,1,3	Remegen Co. Ltd. Class H	29,000	367
	China Medical System Holdings Ltd.	218,000	366
	Haier Smart Home Co. Ltd. Class A	99,000	365
	China Merchants Securities Co. Ltd. Class A	136,420	363
	Sungrow Power Supply Co. Ltd. Class A	25,785	361
	Shenzhen Inovance Technology Co. Ltd. Class A	34,095	359
	Foshan Haitian Flavouring & Food Co. Ltd. Class A	61,660	359
[3]	Yadea Group Holdings Ltd.	206,000	359
	Sinotruk Hong Kong Ltd.	119,500	348
	China Cinda Asset Management Co. Ltd. Class H	1,633,000	344
	Autohome Inc. ADR	11,835	342
	Shenwan Hongyuan Group Co. Ltd. Class A	443,920	340
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	445,600	337
	Chinasoft International Ltd.	398,000	337
	Country Garden Services Holdings Co. Ltd.	399,646	335
	OmniVision Integrated Circuits Group Inc.	16,645	334
	Yangzijiang Financial Holding Ltd.	408,700	334
	China Minsheng Banking Corp. Ltd. Class A	515,900	333
	China United Network Communications Ltd. Class A	417,100	333
	Guangdong Fenghua Advanced Technology Holding Co. Ltd. Class A	154,900	333
	China Tourism Group Duty Free Corp. Ltd. Class A	34,123	332
	COSCO SHIPPING Holdings Co. Ltd. Class A	153,080	328
*,1,3	ZhongAn Online P&C Insurance Co. Ltd. Class H	127,300	325
*	Damai Entertainment Holdings Ltd.	2,150,000	322

ESG International Stock ETF
		Shares	Market Value• ($000)
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	79,500	319
	Haitian International Holdings Ltd.	111,000	315
[3]	CSC Financial Co. Ltd. Class H	166,000	314
	Postal Savings Bank of China Co. Ltd. Class A	367,700	312
	ZTE Corp. Class A	48,835	311
[1,3]	Ganfeng Lithium Group Co. Ltd. Class H	76,000	307
	China Nonferrous Mining Corp. Ltd.	227,000	304
	GF Securities Co. Ltd. Class A	98,755	303
	C&D International Investment Group Ltd.	127,000	303
	Weichai Power Co. Ltd. Class A	142,265	302
	China Everbright Bank Co. Ltd. Class A	568,200	301
	SAIC Motor Corp. Ltd. Class A	113,900	300
	BOE Technology Group Co. Ltd. Class A	504,059	299
	Huatai Securities Co. Ltd. Class A	96,530	293
	Chongqing Rural Commercial Bank Co. Ltd. Class H	386,000	286
	Fufeng Group Ltd.	238,000	285
[1]	Shanghai Fudan Microelectronics Group Co. Ltd. Class H	61,000	284
*,3	Keymed Biosciences Inc.	32,000	284
*,1	Sunac China Holdings Ltd.	1,434,000	283
	Far East Horizon Ltd.	295,000	282
	Zhejiang Expressway Co. Ltd. Class H	314,560	278
	Shandong Gold Mining Co. Ltd. Class A	58,160	275
*	HUTCHMED China Ltd.	90,000	275
*,1	Microport Scientific Corp.	175,300	274
*,1,3	East Buy Holding Ltd.	78,500	274
	Lens Technology Co. Ltd. Class A	62,835	273
*	China Vanke Co. Ltd. Class H	396,200	272
	Suzhou TFC Optical Communication Co. Ltd. Class A	9,800	272
	Brilliance China Automotive Holdings Ltd.	522,000	267
	JOYY Inc. ADR	4,930	267
	Beijing Kingsoft Office Software Inc. Class A	5,686	267
*	LONGi Green Energy Technology Co. Ltd. Class A	109,232	263
	New China Life Insurance Co. Ltd. Class A	27,400	262
	Jiangsu Expressway Co. Ltd. Class H	220,000	260
[1]	Zhongsheng Group Holdings Ltd.	123,500	256
	China Reinsurance Group Corp. Class H	1,162,000	256
	Zhongtai Securities Co. Ltd. Class A	253,598	256
	Kingboard Laminates Holdings Ltd.	149,500	255
	China Communications Services Corp. Ltd. Class H	428,000	255
	Shenzhen International Holdings Ltd.	252,000	254
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	300,400	250
	TCL Electronics Holdings Ltd.	180,000	249
	Montage Technology Co. Ltd. Class A	14,425	248
	Uni-President China Holdings Ltd.	207,000	247
	BOE Technology Group Co. Ltd. Class B	649,100	246
	Greentown China Holdings Ltd.	194,500	246
	Xtep International Holdings Ltd.	283,500	242
	TravelSky Technology Ltd. Class H	172,000	241
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	86,000	241
	Fuyao Glass Industry Group Co. Ltd. Class A	26,200	241
	Eastroc Beverage Group Co. Ltd. Class A	5,559	241
	Shengyi Technology Co. Ltd. Class A	32,100	239
	Avary Holding Shenzhen Co. Ltd. Class A	28,599	239
*,3	Mobvista Inc.	131,000	238
	Beijing Enterprises Water Group Ltd.	704,000	235
	Bank of Shanghai Co. Ltd. Class A	174,900	234
	Shennan Circuits Co. Ltd. Class A	8,360	232
	Advanced Micro-Fabrication Equipment Inc. China Class A	7,688	231
	WUS Printed Circuit Kunshan Co. Ltd. Class A	23,840	229
	China Jinmao Holdings Group Ltd.	1,210,000	228
[1]	Grand Pharmaceutical Group Ltd.	188,500	228
	China Railway Group Ltd. Class A	286,500	228
	Iflytek Co. Ltd. Class A	30,100	225
[3]	Simcere Pharmaceutical Group Ltd.	123,000	223
	Great Wall Motor Co. Ltd. Class A	61,200	222
	China Galaxy Securities Co. Ltd. Class A	85,200	221
	Aier Eye Hospital Group Co. Ltd. Class A	117,048	220
	GoerTek Inc. Class A	42,800	220
	Bank of Beijing Co. Ltd. Class A	260,400	219
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	137,500	218

ESG International Stock ETF
		Shares	Market Value• ($000)
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	7,400	217
	CSC Financial Co. Ltd. Class A	54,200	216
	Bank of Nanjing Co. Ltd. Class A	137,100	214
	China Three Gorges Renewables Group Co. Ltd. Class A	358,800	214
[3]	China Resources Pharmaceutical Group Ltd.	338,000	212
	Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	23,000	212
*,1,3	Weimob Inc.	621,000	211
	Wens Foodstuff Group Co. Ltd. Class A	82,300	210
	Eve Energy Co. Ltd. Class A	25,900	208
	Focus Media Information Technology Co. Ltd. Class A	177,700	207
	China CITIC Bank Corp. Ltd. Class A	185,600	206
	Shanghai United Imaging Healthcare Co. Ltd. Class A	10,270	204
	Huaxia Bank Co. Ltd. Class A	191,000	203
*	Air China Ltd. Class H	302,000	201
*	Daqo New Energy Corp. ADR	7,849	199
[3]	Topsports International Holdings Ltd.	475,000	198
*	Nine Dragons Paper Holdings Ltd.	271,000	197
[1,3]	China Merchants Securities Co. Ltd. Class H	90,060	196
	GigaDevice Semiconductor Inc. Class A	8,800	196
	China International Capital Corp. Ltd. Class A	36,299	196
*	China Southern Airlines Co. Ltd. Class A	225,900	191
[3]	Orient Securities Co. Ltd. Class H	191,200	188
	Guangzhou Automobile Group Co. Ltd. Class H	412,000	187
	Chaozhou Three-Circle Group Co. Ltd. Class A	30,094	186
*	CanSino Biologics Inc. Class A	16,023	185
[1]	Hisense Home Appliances Group Co. Ltd. Class H	59,000	183
	Shanghai Conant Optical Co. Ltd. Class H	29,500	183
*,1,3	Luye Pharma Group Ltd.	393,000	182
	Lingyi iTech Guangdong Co. Class A	83,100	181
	Yunnan Baiyao Group Co. Ltd. Class A	22,200	179
*	Tongwei Co. Ltd. Class A	57,908	179
	Zhejiang Juhua Co. Ltd. Class A	32,400	176
	Hello Group Inc. Class A ADR	21,158	176
	Guangdong Haid Group Co. Ltd. Class A	20,300	175
	Suzhou Anjie Technology Co. Ltd. Class A	84,000	175
	Sany Heavy Equipment International Holdings Co. Ltd.	197,000	174
	Chongqing Changan Automobile Co. Ltd. Class A	98,618	174
	Shenzhen Transsion Holdings Co. Ltd. Class A	13,779	174
*,1,3	Jinxin Fertility Group Ltd.	461,500	172
	COSCO SHIPPING Ports Ltd.	236,000	171
[1]	China Everbright Ltd.	148,000	170
	China Traditional Chinese Medicine Holdings Co. Ltd.	596,000	168
	IEIT Systems Co. Ltd. Class A	17,800	168
	State Grid Yingda Co. Ltd. Class A	203,400	168
*	BeOne Medicines Ltd. Class A	4,282	167
	Yuexiu Property Co. Ltd.	260,280	166
	China Zheshang Bank Co. Ltd. Class H	483,000	166
*	Lifetech Scientific Corp.	656,000	165
	FinVolution Group ADR	19,865	164
	Shanghai Baosight Software Co. Ltd. Class B	145,400	163
	Caitong Securities Co. Ltd. Class A	134,155	163
	China Construction Bank Corp. Class A	129,500	163
	Sinolink Securities Co. Ltd. Class A	113,085	163
*	Air China Ltd. Class A	154,300	163
[3]	Shenwan Hongyuan Group Co. Ltd. Class H	381,600	163
[1]	SF Holding Co. Ltd. Class H	31,600	163
	Poly Developments & Holdings Group Co. Ltd. Class A	145,100	162
*	Newborn Town Inc.	102,000	162
	China Water Affairs Group Ltd.	202,000	161
*	Lufax Holding Ltd. ADR	54,732	161
	Sinotrans Ltd. Class H	270,000	159
	Yihai International Holding Ltd.	90,000	159
	Consun Pharmaceutical Group Ltd.	83,000	159
*	Beijing Compass Technology Development Co. Ltd. Class A	7,525	158
	Sihuan Pharmaceutical Holdings Group Ltd.	837,000	157
	Greentown Service Group Co. Ltd.	246,000	157
	Q Technology Group Co. Ltd.	76,000	157
*	Minmetals New Energy Materials Hunan Co. Ltd.	178,000	156
	Chongqing Changan Automobile Co. Ltd. Class B	275,392	155
	TCL Technology Group Corp. Class A	233,120	152

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	Genertec Universal Medical Group Co. Ltd.	194,000	151
	China Overseas Property Holdings Ltd.	220,000	151
	Henan Shuanghui Investment & Development Co. Ltd. Class A	42,300	150
	Goldwind Science & Technology Co. Ltd. Class H	130,000	148
*	China Eastern Airlines Corp. Ltd. Class A	259,200	148
*	Shanghai MicroPort MedBot Group Co. Ltd. Class H	56,000	147
	Shanghai Rural Commercial Bank Co. Ltd. Class A	118,800	145
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	112,300	144
	Guosen Securities Co. Ltd. Class A	69,500	144
*	DPC Dash Ltd.	12,600	144
	Fu Shou Yuan International Group Ltd.	333,000	143
	Onewo Inc. Class H	44,100	143
	Lonking Holdings Ltd.	408,000	142
	Goldwind Science & Technology Co. Ltd. Class A	88,900	142
*	Seazen Group Ltd.	444,567	142
	Unisplendour Corp. Ltd. Class A	35,960	141
	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	34,926	141
[3]	China Railway Signal & Communication Corp. Ltd. Class H	317,000	141
	People's Insurance Co. Group of China Ltd. Class A	111,800	141
	Jiangxi Copper Co. Ltd. Class A	35,700	140
*	EHang Holdings Ltd. ADR	8,844	140
[1,3]	China Tourism Group Duty Free Corp. Ltd. Class H	17,300	140
*	China Southern Airlines Co. Ltd. Class H	278,000	138
*	COFCO Joycome Foods Ltd.	598,000	138
[3]	Pharmaron Beijing Co. Ltd. Class H	51,450	138
	Hangzhou Tigermed Consulting Co. Ltd. Class A	15,400	137
	JCET Group Co. Ltd. Class A	24,500	137
	Orient Securities Co. Ltd. Class A	85,214	137
	360 Security Technology Inc. Class A	83,700	136
	Zhejiang Huayou Cobalt Co. Ltd. Class A	20,200	136
	Zhejiang Chint Electrics Co. Ltd. Class A	35,305	136
[1]	Shoucheng Holdings Ltd.	559,600	136
	China Datang Corp. Renewable Power Co. Ltd. Class H	444,000	136
	Zhejiang NHU Co. Ltd. Class A	38,756	135
	Zhongjin Gold Corp. Ltd. Class A	59,700	135
	Ganfeng Lithium Group Co. Ltd. Class A	23,894	134
*	China Vanke Co. Ltd. Class A	140,400	134
	Huadong Medicine Co. Ltd. Class A	21,400	133
	Livzon Pharmaceutical Group Inc. Class H	28,700	131
	Everbright Securities Co. Ltd. Class A	46,500	131
*	ANE Cayman Inc.	121,000	131
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	56,000	130
	LexinFintech Holdings Ltd. ADR	20,621	130
	Han's Laser Technology Industry Group Co. Ltd. Class A	24,700	130
*,2	Verisilicon Microelectronics Shanghai Co. Ltd. Class A	6,046	130
*	Sunshine Lake Pharma Co. Ltd.	19,454	130
	China Zheshang Bank Co. Ltd. Class A	284,140	129
	Anker Innovations Technology Co. Ltd. Class A	6,570	129
*	China Eastern Airlines Corp. Ltd. Class H	324,000	127
	JinkoSolar Holding Co. Ltd. ADR	5,472	126
	Industrial Securities Co. Ltd. Class A	132,122	126
	China Great Wall Securities Co. Ltd. Class A	73,525	126
	Yihai Kerry Arawana Holdings Co. Ltd. Class A	26,800	126
	Sieyuan Electric Co. Ltd. Class A	10,100	124
	Shenzhen Envicool Technology Co. Ltd. Class A	11,076	124
	Tianneng Power International Ltd.	118,000	123
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	84,300	123
	Huizhou Desay Sv Automotive Co. Ltd. Class A	6,900	123
	Huagong Tech Co. Ltd. Class A	12,800	123
	Wasion Holdings Ltd.	82,000	122
*	Beijing Capital International Airport Co. Ltd. Class H	318,000	121
	Poly Property Services Co. Ltd. Class H	26,800	121
	SDIC Capital Co. Ltd. Class A	101,700	119
	Hundsun Technologies Inc. Class A	22,480	118
	CSPC Innovation Pharmaceutical Co. Ltd. Class A	15,700	118
*	Tianqi Lithium Corp. Class A	19,021	117
*,1	Tianqi Lithium Corp. Class H	22,400	117
*	XXF Group Holdings Ltd.	130,000	117
	Gotion High-tech Co. Ltd. Class A	22,600	116
	Anhui Expressway Co. Ltd. Class H	76,000	115

ESG International Stock ETF
		Shares	Market Value• ($000)
	West China Cement Ltd.	336,000	115
	Unigroup Guoxin Microelectronics Co. Ltd. Class A	10,059	115
*,1,3	Shanghai Junshi Biosciences Co. Ltd. Class H	29,000	115
*,1,3	Hygeia Healthcare Holdings Co. Ltd.	59,745	115
	China Resources Microelectronics Ltd. Class A	15,709	115
	Empyrean Technology Co. Ltd. Class A	6,700	115
	Yunnan Aluminium Co. Ltd. Class A	42,000	114
	Gushengtang Holdings Ltd.	27,200	114
	Guoyuan Securities Co. Ltd. Class A	86,895	113
	Changshu Fengfan Power Equipment Co. Ltd. Class A	166,200	112
*,3	CALB Group Co. Ltd. Class H	38,500	112
	Yum China Holdings Inc.	2,493	111
*	China Rare Earth Resources & Technology Co. Ltd. Class A	13,400	110
	Yutong Bus Co. Ltd. Class A	28,500	110
	Satellite Chemical Co. Ltd. Class A	39,200	110
	Tianli International Holdings Ltd.	225,000	110
	Changchun Faway Automobile Components Co. Ltd. Class A	73,200	109
	Guolian Minsheng Securities Co. Ltd. Class A	63,500	109
	Pharmaron Beijing Co. Ltd. Class A	25,420	108
	Zangge Mining Co. Ltd. Class A	14,100	107
*,3	BAIC Motor Corp. Ltd. Class H	398,500	105
	China Jushi Co. Ltd. Class A	47,844	105
	Shenzhen Kinwong Electronic Co. Ltd. Class A	11,500	103
*	National Silicon Industry Group Co. Ltd. Class A	35,595	103
	GEM Co. Ltd. Class A	97,500	102
*	Tianma Microelectronics Co. Ltd. Class A	71,600	102
	Huayu Automotive Systems Co. Ltd. Class A	38,100	102
*,3	Alphamab Oncology	86,000	102
	Imeik Technology Development Co. Ltd. Class A	3,760	102
*,2,3	New Horizon Health Ltd.	56,500	102
	PAX Global Technology Ltd.	121,000	101
	YTO Express Group Co. Ltd. Class A	42,300	101
*	Hopson Development Holdings Ltd.	222,221	101
	Isoftstone Information Technology Group Co. Ltd. Class A	12,000	101
*,2	Dosilicon Co. Ltd. Class A	6,095	101
	Shenghe Resources Holding Co. Ltd. Class A	26,300	100
	Accelink Technologies Co. Ltd. Class A	10,400	100
	Huaneng Lancang River Hydropower Inc. Class A	78,000	100
*	Remegen Co. Ltd. Class A	7,873	100
	Guangshen Railway Co. Ltd. Class H	338,000	99
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	18,600	99
	Chongqing Rural Commercial Bank Co. Ltd. Class A	112,700	99
	China Lesso Group Holdings Ltd.	157,000	98
	Jiangsu Zhongtian Technology Co. Ltd. Class A	42,900	98
*	Jinko Solar Co. Ltd. Class A	123,769	98
	Shanghai Zhenhua Heavy Industries Co. Ltd. Class B	345,100	97
	Tongling Nonferrous Metals Group Co. Ltd. Class A	153,500	97
	JNBY Design Ltd.	37,500	97
*	Vnet Group Inc. ADR	11,094	96
	Sichuan Kelun Pharmaceutical Co. Ltd. Class A	18,800	96
[1,3]	Hangzhou Tigermed Consulting Co. Ltd. Class H	16,100	96
	Beijing Roborock Technology Co. Ltd. Class A	3,200	96
*	Jiangsu Hoperun Software Co. Ltd. Class A	10,400	95
	Shanghai International Port Group Co. Ltd. Class A	120,200	95
*	FIH Mobile Ltd.	48,200	95
	Sangfor Technologies Inc. Class A	5,200	94
[3]	China East Education Holdings Ltd.	90,500	94
	Shanghai Baosight Software Co. Ltd. Class A	26,500	94
	Sinofert Holdings Ltd.	512,000	93
*	Gaotu Techedu Inc. ADR	23,720	93
[3]	Blue Moon Group Holdings Ltd.	217,000	93
	Piotech Inc. Class A	3,511	93
	Shanghai Allist Pharmaceuticals Co. Ltd. Class A	5,782	92
	Sun Art Retail Group Ltd.	348,500	91
	Bank of Chongqing Co. Ltd. Class H	95,000	91
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	34,600	91
*	Yonyou Network Technology Co. Ltd. Class A	39,600	91
*,1,3	CanSino Biologics Inc. Class H	14,400	91
	Shengyi Electronics Co. Ltd. Class A	8,339	91
	Chongqing Zhifei Biological Products Co. Ltd. Class A	28,600	90

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Megmeet Electrical Co. Ltd. Class A	7,200	90
	Sichuan Expressway Co. Ltd. Class H	144,000	89
	Shanghai Putailai New Energy Technology Co. Ltd. Class A	28,300	89
[1]	Central China Securities Co. Ltd. Class H	246,000	89
*	Talkweb Information System Co. Ltd. Class A	15,400	89
*	Wingtech Technology Co. Ltd. Class A	14,700	89
	China BlueChemical Ltd. Class H	280,000	88
	Xiamen Tungsten Co. Ltd. Class A	20,400	88
*	Shanghai Stonehill Technology Co. Ltd. Class A	73,700	88
	Sichuan Changhong Electric Co. Ltd. Class A	55,100	88
[3]	AsiaInfo Technologies Ltd.	66,000	88
	Yunnan Yuntianhua Co. Ltd. Class A	23,200	88
	SSY Group Ltd.	238,000	87
	Ecovacs Robotics Co. Ltd. Class A	6,400	87
	Beijing Tong Ren Tang Co. Ltd. Class A	17,300	87
[1]	Flat Glass Group Co. Ltd. Class H	64,000	87
*	Canadian Solar Inc.	8,772	86
	First Tractor Co. Ltd. Class H	90,000	86
	GRG Banking Equipment Co. Ltd. Class A	42,800	86
	Kingfa Sci & Tech Co. Ltd. Class A	38,500	86
	Lee & Man Paper Manufacturing Ltd.	225,000	85
*	Skyworth Group Ltd.	191,111	85
	China National Chemical Engineering Co. Ltd. Class A	76,700	85
	Huaan Securities Co. Ltd. Class A	93,600	85
*	Tianfeng Securities Co. Ltd. Class A	103,500	85
	Ming Yuan Cloud Group Holdings Ltd.	166,000	85
	Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	9,699	85
	Jade Bird Fire Co. Ltd. Class A	55,828	85
	China Resources Building Materials Technology Holdings Ltd.	354,000	84
	Shandong Nanshan Aluminum Co. Ltd. Class A	147,300	84
	Citic Pacific Special Steel Group Co. Ltd. Class A	45,900	84
[3]	Linklogis Inc. Class B	251,000	84
	China Overseas Grand Oceans Group Ltd.	285,000	83
	Shandong Himile Mechanical Science & Technology Co. Ltd. Class A	9,900	83
	Yealink Network Technology Corp. Ltd. Class A	15,600	83
*	Yonghui Superstores Co. Ltd. Class A	114,500	83
	Beijing New Building Materials plc Class A	22,000	82
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	19,318	82
	JL Mag Rare-Earth Co. Ltd. Class A	14,200	82
	SG Micro Corp. Class A	7,540	82
*,3	Bairong Inc. Class B	51,500	82
	Huaxin Cement Co. Ltd. Class H	48,700	82
	Bestechnic Shanghai Co. Ltd. Class A	2,067	82
	Kingnet Network Co. Ltd. Class A	24,800	81
*	OFILM Group Co. Ltd. Class A	43,800	81
*	Hebei Changshan Biochemical Pharmaceutical Co. Ltd. Class A	11,500	81
	Sailun Group Co. Ltd. Class A	40,500	80
*,3	Yidu Tech Inc.	101,800	80
	New Hope Liuhe Co. Ltd. Class A	56,800	79
	Sinotrans Ltd. Class A	99,400	79
	Maxscend Microelectronics Co. Ltd. Class A	6,840	79
	Shanghai Fudan Microelectronics Group Co. Ltd. Class A	8,838	79
	Hwatsing Technology Co. Ltd. Class A	4,450	79
*	Yanlord Land Group Ltd.	141,100	78
[3]	Maoyan Entertainment	78,200	78
	Chifeng Jilong Gold Mining Co. Ltd. Class A	21,200	78
	Goneo Group Co. Ltd. Class A	11,788	78
[3]	Angelalign Technology Inc.	8,400	78
	Sunshine Insurance Group Co. Ltd. Class H	145,000	78
	Shenzhen Expressway Corp. Ltd. Class H	84,000	77
	Wuchan Zhongda Group Co. Ltd. Class A	93,000	77
	Shanghai BOCHU Electronic Technology Corp. Ltd. Class A	3,596	77
*	Fenbi Ltd.	191,500	77
[3]	Everbright Securities Co. Ltd. Class H	53,832	76
	China Foods Ltd.	146,000	75
	Changchun High-Tech Industry Group Co. Ltd. Class A	5,200	75
	Mango Excellent Media Co. Ltd. Class A	20,600	75
	Jinduicheng Molybdenum Co. Ltd. Class A	35,400	75
*	Sichuan Huafeng Technology Co. Ltd. Class A	5,725	75
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	26,800	74

ESG International Stock ETF
		Shares	Market Value• ($000)
	Flat Glass Group Co. Ltd. Class A	29,600	74
*	Amlogic Shanghai Co. Ltd. Class A	5,249	74
	SUPCON Technology Co. Ltd. Class A	10,088	74
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	48,000	73
	Tiangong International Co. Ltd.	226,000	73
	Hunan Valin Steel Co. Ltd. Class A	87,900	73
	SooChow Securities Co. Ltd. Class A	51,300	73
	Zhejiang Cfmoto Power Co. Ltd. Class A	1,945	73
*,1,3	Haichang Ocean Park Holdings Ltd.	769,000	73
	ACM Research Shanghai Inc. Class A	3,381	73
	GalaxyCore Inc. Class A	30,082	73
	China Tungsten & Hightech Materials Co. Ltd. Class A	24,830	72
	Ningbo Joyson Electronic Corp. Class A	24,200	72
	Zhejiang Wanfeng Auto Wheel Co. Ltd. Class A	26,700	71
	Changjiang Securities Co. Ltd. Class A	59,000	71
	Guangzhou Automobile Group Co. Ltd. Class A	64,600	71
	BrightGene Bio-Medical Technology Co. Ltd. Class A	5,252	71
	Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	7,300	70
	Universal Scientific Industrial Shanghai Co. Ltd. Class A	26,100	70
	RoboTechnik Intelligent Technology Co. Ltd. Class A	1,900	70
	Poly Property Group Co. Ltd.	334,000	69
	LB Group Co. Ltd. Class A	26,500	69
	Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	20,400	69
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	16,400	69
	Shenzhen H&T Intelligent Control Co. Ltd. Class A	12,000	69
	Hangzhou First Applied Material Co. Ltd. Class A	32,700	69
[3]	AK Medical Holdings Ltd.	96,000	69
	JCHX Mining Management Co. Ltd. Class A	7,700	69
*,3	China Bohai Bank Co. Ltd. Class H	528,500	69
	Yuexiu REIT	563,206	68
	Shandong Sun Paper Industry JSC Ltd. Class A	31,500	68
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd. Class A	22,500	68
	Health & Happiness H&H International Holdings Ltd.	36,000	68
*	Quzhou Xin'an Development Co. Ltd. Class A	100,100	68
*	Founder Technology Group Corp. Class A	55,800	68
*	JA Solar Technology Co. Ltd. Class A	38,439	68
	Chervon Holdings Ltd.	23,600	68
	China Yongda Automobiles Services Holdings Ltd.	241,000	67
	Guangzhou Tinci Materials Technology Co. Ltd. Class A	22,300	67
	Beijing Tiantan Biological Products Corp. Ltd. Class A	23,880	67
[1]	Kangji Medical Holdings Ltd.	60,000	67
*	Trina Solar Co. Ltd. Class A	28,931	67
	Yuexiu Transport Infrastructure Ltd.	120,000	66
*	Angang Steel Co. Ltd. Class H	236,000	65
	NetDragon Websoft Holdings Ltd.	48,500	65
	Yunnan Tin Co. Ltd. Class A	21,100	65
	Glarun Technology Co. Ltd. Class A	15,700	65
	Zhuzhou CRRC Times Electric Co. Ltd. Class A	9,628	65
	Cathay Biotech Inc. Class A	8,726	65
	Thunder Software Technology Co. Ltd. Class A	5,800	64
	Oriental Pearl Group Co. Ltd. Class A	51,500	64
	Bank of Changsha Co. Ltd. Class A	47,500	64
	Ingenic Semiconductor Co. Ltd. Class A	6,100	64
	Shanghai Sinyang Semiconductor Materials Co. Ltd. Class A	8,100	64
*	Shanghai DZH Ltd. Class A	27,000	64
	Anji Microelectronics Technology Shanghai Co. Ltd. Class A	2,616	64
	China Railway Signal & Communication Corp. Ltd. Class A	81,745	64
	Raytron Technology Co. Ltd. Class A	5,941	64
*,1,3	Ocumension Therapeutics	55,500	64
	Guangdong Provincial Expressway Development Co. Ltd. Class B	56,600	63
	China Shineway Pharmaceutical Group Ltd.	57,000	63
[1]	China Modern Dairy Holdings Ltd.	376,000	63
	Anhui Zhongding Sealing Parts Co. Ltd. Class A	19,500	63
	Chengdu Kanghong Pharmaceutical Group Co. Ltd. Class A	11,200	63
*	TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	53,550	63
[3]	Zhou Hei Ya International Holdings Co. Ltd.	201,000	63
	Geovis Technology Co. Ltd. Class A	9,492	63
*,2	Hua Hong Semiconductor Ltd. Class A	5,492	63
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	93,400	62
	Shaanxi International Trust Co. Ltd. Class A	118,700	62

ESG International Stock ETF
		Shares	Market Value• ($000)
	Lepu Medical Technology Beijing Co. Ltd. Class A	23,400	62
	Jiangsu Expressway Co. Ltd. Class A	33,100	62
*	Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	27,100	62
*	Shanghai Electric Wind Power Group Co. Ltd. Class A	18,168	62
*	Dizal Jiangsu Pharmaceutical Co. Ltd. Class A	5,728	62
	Shenzhen Everwin Precision Technology Co. Ltd. Class A	16,700	61
	Bank of Suzhou Co. Ltd. Class A	54,000	61
*	Shenzhen Intellifusion Technologies Co. Ltd. Class A	4,347	61
	Dong-E-E-Jiao Co. Ltd. Class A	8,300	60
	Zhejiang Hailiang Co. Ltd. Class A	35,700	60
	Asymchem Laboratories Tianjin Co. Ltd. Class A	4,000	60
	Skshu Paint Co. Ltd. Class A	8,724	60
	Ningbo Orient Wires & Cables Co. Ltd. Class A	8,100	60
[3]	Medlive Technology Co. Ltd.	33,000	60
	Tong Ren Tang Technologies Co. Ltd. Class H	93,000	59
	Sinoma International Engineering Co. Class A	46,000	59
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd. Class A	16,000	59
	China Risun Group Ltd.	189,000	59
*	Hangzhou Iron & Steel Co. Class A	41,300	59
	Capital Securities Co. Ltd. Class A	19,600	59
	Sharetronic Data Technology Co. Ltd. Class A	4,200	59
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	3,402	58
	China Resources Medical Holdings Co. Ltd.	124,500	58
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	11,000	58
	Zhejiang Sanmei Chemical Industry Co. Ltd. Class A	6,700	58
	Espressif Systems Shanghai Co. Ltd. Class A	1,909	58
*	Biwin Storage Technology Co. Ltd. Class A	5,842	58
	Guangzhou Haige Communications Group Inc. Co. Class A	27,800	57
	DHC Software Co. Ltd. Class A	35,800	57
	HLA Group Corp. Ltd. Class A	58,213	57
	Hangcha Group Co. Ltd. Class A	17,640	57
	CNGR Advanced Material Co. Ltd. Class A	10,920	57
	Minmetals Capital Co. Ltd. Class A	63,200	57
*	QuantumCTek Co. Ltd. Class A	1,222	57
	Shui On Land Ltd.	569,500	56
	Zhejiang Longsheng Group Co. Ltd. Class A	37,800	56
	Yunnan Copper Co. Ltd. Class A	27,100	56
	Yunnan Chihong Zinc&Germanium Co. Ltd. Class A	66,400	56
*	Xinte Energy Co. Ltd. Class H	64,400	56
	Ganzhou Teng Yuan Cobalt New Material Co. Ltd. Class A	5,900	56
*	Skyverse Technology Co. Ltd. Class A	3,985	56
	China Education Group Holdings Ltd.	151,000	55
	First Capital Securities Co. Ltd. Class A	48,000	55
	Shenzhen SED Industry Co. Ltd. Class A	14,600	55
	Meihua Holdings Group Co. Ltd. Class A	35,700	55
	Xiamen Amoytop Biotech Co. Ltd. Class A	4,762	55
*	Sohu.com Ltd. ADR	3,365	54
	Perfect World Co. Ltd. Class A	23,000	54
	Jiangsu Yangnong Chemical Co. Ltd. Class A	5,200	54
	Nanjing Iron & Steel Co. Ltd. Class A	81,000	54
	Shenzhen Kaifa Technology Co. Ltd. Class A	17,500	54
	Zhejiang Weiming Environment Protection Co. Ltd. Class A	19,813	54
	Shenzhen FRD Science & Technology Co. Ltd. Class A	11,700	54
	Shenzhen Fastprint Circuit Tech Co. Ltd. Class A	18,200	54
	Jiangsu Jiejie Microelectronics Co. Ltd. Class A	11,000	54
	Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	9,000	53
	Jiangsu Financial Leasing Co. Ltd. Class A	66,600	53
	Xinyi Energy Holdings Ltd.	324,800	53
*	Shanghai Aiko Solar Energy Co. Ltd. Class A	24,700	53
	Hisense Home Appliances Group Co. Ltd. Class A	14,700	52
*	Yunnan Energy New Material Co. Ltd. Class A	11,500	52
	Oppein Home Group Inc. Class A	6,699	52
[3]	A-Living Smart City Services Co. Ltd. Class H	131,000	52
	G-bits Network Technology Xiamen Co. Ltd. Class A	800	52
	Shanghai Belling Co. Ltd. Class A	9,600	52
[1,3]	Jiumaojiu International Holdings Ltd.	167,000	52
[3]	Sunac Services Holdings Ltd.	244,000	52
	Ginlong Technologies Co. Ltd. Class A	5,500	52
	Zhejiang Yinlun Machinery Co. Ltd. Class A	9,400	52
*	MGI Tech Co. Ltd. Class A	5,139	52

ESG International Stock ETF
		Shares	Market Value• ($000)
	BBMG Corp. Class H	473,000	51
	Fiberhome Telecommunication Technologies Co. Ltd. Class A	13,200	51
*	Seazen Holdings Co. Ltd. Class A	24,500	51
	YGSOFT Inc. Class A	55,440	51
*	Aerospace Hi-Tech Holdings Group Ltd. Class A	18,400	51
	Longshine Technology Group Co. Ltd. Class A	14,500	51
*,1	Yeahka Ltd.	33,200	51
*	Shanghai Junshi Biosciences Co. Ltd. Class A	8,006	51
*	Canaan Inc. ADR	68,343	51
	Shenzhen Topband Co. Ltd. Class A	24,000	51
*	Rising Nonferrous Metals Share Co. Ltd. Class A	5,000	51
*	Siasun Robot & Automation Co. Ltd. Class A	17,900	50
	Xiamen Intretech Inc. Class A	19,000	50
	Hisense Visual Technology Co. Ltd. Class A	16,100	50
	Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	57,800	50
	Chongqing Zongshen Power Machinery Co. Ltd. Class A	13,900	50
	Hubei Dinglong Co. Ltd. Class A	11,300	50
	Betta Pharmaceuticals Co. Ltd. Class A	5,100	50
	Quectel Wireless Solutions Co. Ltd. Class A	3,269	50
[3]	Joinn Laboratories China Co. Ltd. Class H	18,132	50
	Ningbo Zhenyu Technology Co. Ltd. Class A	2,520	50
*,3	AInnovation Technology Group Co. Ltd. Class H	47,200	50
	STO Express Co. Ltd. Class A	19,900	49
	Xiamen C & D Inc. Class A	29,900	49
	Hengdian Group DMEGC Magnetics Co. Ltd. Class A	18,600	49
	Sunresin New Materials Co. Ltd. Class A	6,400	49
	Sinomine Resource Group Co. Ltd. Class A	8,500	49
	Hainan Jinpan Smart Technology Co. Ltd. Class A	5,818	49
	Olympic Circuit Technology Co. Ltd. Class A	8,800	49
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	42,300	48
	Transfar Zhilian Co. Ltd. Class A	54,900	48
	Sealand Securities Co. Ltd. Class A	73,800	48
	Livzon Pharmaceutical Group Inc. Class A	8,500	48
	Beijing Shougang Co. Ltd. Class A	81,900	48
	Hongta Securities Co. Ltd. Class A	36,200	48
	COFCO Capital Holdings Co. Ltd. Class A	23,700	48
	Joinn Laboratories China Co. Ltd. Class A	10,897	48
	Digital China Group Co. Ltd. Class A	7,700	48
	Shanghai Huace Navigation Technology Ltd. Class A	9,020	48
	Shenzhen Zhaowei Machinery & Electronic Co. Ltd. Class A	2,800	48
	Shanghai M&G Stationery Inc. Class A	11,100	47
	Luxi Chemical Group Co. Ltd. Class A	23,200	47
	Zhejiang Dingli Machinery Co. Ltd. Class A	6,200	47
	People.cn Co. Ltd. Class A	15,200	47
	Youngor Fashion Co. Ltd. Class A	44,999	47
*,3	JS Global Lifestyle Co. Ltd.	166,500	47
*	Hainan Meilan International Airport Co. Ltd. Class H	35,000	47
	Chongyi Zhangyuan Tungsten Industry Co. Ltd. Class A	22,490	47
*	ApicHope Pharmaceutical Group Co. Ltd.	5,000	47
*	Suzhou Novosense Microelectronics Co. Ltd. Class A	1,804	47
*	Suzhou Zelgen Biopharmaceutical Co. Ltd. Class A	3,274	47
	XTC New Energy Materials Xiamen Co. Ltd. Class A	5,719	47
	CSG Holding Co. Ltd. Class B	192,800	46
	China Oriental Group Co. Ltd.	214,000	46
	China Lilang Ltd.	95,000	46
	Sunward Intelligent Equipment Co. Ltd. Class A	20,700	46
	BOE Varitronix Ltd.	59,000	46
*	Tsinghua Tongfang Co. Ltd. Class A	40,400	46
	Beijing Sinnet Technology Co. Ltd. Class A	20,400	46
	Yifeng Pharmacy Chain Co. Ltd. Class A	13,900	46
	Jiangsu Azure Corp. Class A	18,100	46
	Bloomage Biotechnology Corp. Ltd. Class A	5,791	46
	Leader Harmonious Drive Systems Co. Ltd. Class A	2,185	46
*	Kangmei Pharmaceutical Co. Ltd. Class A	160,600	46
*	SOHO China Ltd.	576,000	45
	China Zhenhua Group Science & Technology Co. Ltd. Class A	6,300	45
	Shenzhen Sunway Communication Co. Ltd. Class A	11,600	45
	Wuxi Taiji Industry Ltd. Co. Class A	45,600	45
	Xuji Electric Co. Ltd. Class A	13,900	45
	Weihai Guangwei Composites Co. Ltd. Class A	10,120	45

ESG International Stock ETF
		Shares	Market Value• ($000)
	Fulin Precision Co. Ltd. Class A	20,930	45
	Bank of Chongqing Co. Ltd. Class A	32,400	45
	China Railway Construction Heavy Industry Corp. Ltd. Class A	55,832	45
*	Angang Steel Co. Ltd. Class A	118,000	44
	Yantai Dongcheng Pharmaceutical Co. Ltd. Class A	18,700	44
	Heilongjiang Agriculture Co. Ltd. Class A	20,900	44
	Jointown Pharmaceutical Group Co. Ltd. Class A	61,366	44
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	42,700	44
	Jiangsu Nhwa Pharmaceutical Co. Ltd. Class A	12,800	44
	MLS Co. Ltd. Class A	34,200	44
	Grinm Advanced Materials Co. Ltd. Class A	13,800	44
	Lakala Payment Co. Ltd. Class A	11,000	44
	Nantong Jianghai Capacitor Co. Ltd. Class A	9,500	44
	Huali Industrial Group Co. Ltd. Class A	5,900	44
	Shanghai Zhonggu Logistics Co. Ltd. Class A	30,192	44
	Jinan Shengquan Group Share Holding Co. Ltd. Class A	9,400	44
	Qilu Bank Co. Ltd. Class A	56,600	44
	Chengdu Hi-tech Development Co. Ltd. Class A	5,400	44
*	Hytera Communications Corp. Ltd. Class A	23,100	43
	Huaxi Securities Co. Ltd. Class A	28,500	43
	Xiamen International Airport Co. Ltd. Class A	20,700	43
	Henan Yuguang Gold & Lead Co. Ltd. Class A	34,100	43
	Intco Medical Technology Co. Ltd. Class A	8,400	43
	Haohua Chemical Science & Technology Co. Ltd. Class A	10,200	43
	Jiangsu Nata Opto-electronic Material Co. Ltd. Class A	8,472	43
	Arcsoft Corp. Ltd. Class A	5,407	43
	Liaoning Chengda Biotechnology Co. Ltd. Class A	10,939	43
	China Hainan Rubber Industry Group Co. Ltd. Class A	58,500	43
*	Vantone Neo Development Group Co. Ltd. Class A	25,100	43
*	Zhihu Inc. ADR	9,012	43
	North Copper Co. Ltd. Class A	24,000	43
	Hesteel Co. Ltd. Class A	121,900	42
	Concord New Energy Group Ltd.	820,000	42
	DBG Technology Co. Ltd. Class A	9,800	42
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	95,900	42
	Nanjing Gaoke Co. Ltd. Class A	36,400	42
	Chongqing Sanfeng Environment Group Corp. Ltd. Class A	35,200	42
	Sichuan Development Lomon Co. Ltd. Class A	25,800	42
	Autel Intelligent Technology Corp. Ltd. Class A	7,014	42
	AIMA Technology Group Co. Ltd. Class A	8,250	42
*	3peak Inc. Class A	1,817	42
*	Adicon Holdings Ltd.	45,500	42
*	Shenzhen Investment Ltd.	376,000	41
*	Bluefocus Intelligent Communications Group Co. Ltd. Class A	41,160	41
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd. Class A	61,200	41
	Guangzhou Baiyun International Airport Co. Ltd. Class A	29,000	41
	Ming Yang Smart Energy Group Ltd. Class A	23,800	41
*	Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A	103,900	41
	Shanghai Pudong Construction Co. Ltd. Class A	31,700	41
	Huaxin Cement Co. Ltd. Class A	18,500	41
	Anjoy Foods Group Co. Ltd. Class A	3,900	41
	Beijing Huafeng Test & Control Technology Co. Ltd. Class A	1,702	41
	Hebei Sinopack Electronic Technology Co. Ltd. Class A	4,788	41
	Kingsemi Co. Ltd. Class A	2,331	41
*	Sinocelltech Group Ltd. Class A	4,651	41
*	Tonghua Golden-Horse Pharmaceutical Industry Co. Ltd. Class A	12,200	41
	Shanghai Highly Group Co. Ltd. Class A	12,300	41
	Zhejiang Supor Co. Ltd. Class A	5,600	40
	Beijing Easpring Material Technology Co. Ltd. Class A	5,900	40
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	11,000	40
	Fibocom Wireless Inc. Class A	8,820	40
	City Development Environment Co. Ltd. Class A	18,700	40
	Winner Medical Co. Ltd. Class A	6,800	40
*	DingDong Cayman Ltd. ADR	19,553	40
*	Antong Holdings Co. Ltd. Class A	82,200	40
	Zhuhai CosMX Battery Co. Ltd. Class A	12,702	40
*	Qi An Xin Technology Group Inc. Class A	7,104	40
	Yili Chuanning Biotechnology Co. Ltd. Class A	24,200	40
	Tasly Pharmaceutical Group Co. Ltd. Class A	16,900	39
*	Ningbo Shanshan Co. Ltd. Class A	24,200	39

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shandong Linglong Tyre Co. Ltd. Class A	17,700	39
	CQ Pharmaceutical Holding Co. Ltd. Class A	52,800	39
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	26,300	39
	Wuhan DR Laser Technology Corp. Ltd. Class A	3,584	39
	Jiangsu Xinquan Automotive Trim Co. Ltd. Class A	5,600	39
	CIG Shanghai Co. Ltd. Class A	3,000	39
*	TRS Information Technology Corp. Ltd. Class A	11,900	39
	Ningbo Huaxiang Electronic Co. Ltd. Class A	10,000	38
	YUNDA Holding Group Co. Ltd. Class A	34,200	38
	Shanghai Jahwa United Co. Ltd. Class A	9,800	38
	Shanghai Jinjiang International Hotels Co. Ltd. Class A	11,800	38
	PhiChem Corp. Class A	11,200	38
	Sinofibers Technology Co. Ltd. Class A	6,900	38
	Shanghai Liangxin Electrical Co. Ltd. Class A	23,700	38
	Shandong Dongyue Silicone Material Co. Ltd. Class A	27,800	38
*	Youdao Inc. ADR	4,261	38
	Guangdong Aofei Data Technology Co. Ltd. Class A	11,507	38
	Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	5,800	38
	Eastern Air Logistics Co. Ltd. Class A	17,700	38
	Caida Securities Co. Ltd. Class A	34,900	38
*	Farasis Energy Gan Zhou Co. Ltd. Class A	14,630	38
*	Xiangtan Electric Manufacturing Co. Ltd. Class A	15,900	38
	Fujian Sunner Development Co. Ltd. Class A	14,900	37
	Keda Industrial Group Co. Ltd. Class A	22,300	37
	Advanced Technology & Materials Co. Ltd. Class A	18,300	37
	Guangdong Zhongsheng Pharmaceutical Co. Ltd. Class A	12,300	37
	Sinotruk Jinan Truck Co. Ltd. Class A	14,420	37
	Konfoong Materials International Co. Ltd. Class A	3,300	37
	Shanghai AtHub Co. Ltd. Class A	8,001	37
	Yankershop Food Co. Ltd. Class A	3,530	37
*	Sichuan Hongda Co. Ltd. Class A	23,900	37
	Zhejiang Haikong Nanke Huatie Digital Intelligence & Technology Co. Ltd.	24,600	37
*	CICT Mobile Communication Technology Co. Ltd. Class A	37,436	37
	POCO Holding Co. Ltd. Class A	3,600	37
	Southchip Semiconductor Technology Shanghai Co. Ltd. Class A	5,409	37
	Shenzhen Techwinsemi Technology Co. Ltd. Class A	2,800	37
	Tibet Huayu Mining Co. Ltd. Class A	10,400	37
	Digital China Holdings Ltd.	87,000	36
	Guangdong Provincial Expressway Development Co. Ltd. Class A	21,500	36
*	China TransInfo Technology Co. Ltd. Class A	22,600	36
*	Shenzhen Ysstech Info-tech Co. Ltd. Class A	9,800	36
	Meinian Onehealth Healthcare Holdings Co. Ltd. Class A	45,300	36
*	BGI Genomics Co. Ltd. Class A	4,800	36
	Guangzhou Restaurant Group Co. Ltd. Class A	15,300	36
	Shandong Hi-speed Co. Ltd. Class A	28,300	36
	Tianjin Capital Environmental Protection Group Co. Ltd. Class A	42,700	36
	Jason Furniture Hangzhou Co. Ltd. Class A	8,700	36
	Guangdong Dongfang Precision Science & Technology Co. Ltd. Class A	13,700	36
	Zhejiang Orient Financial Holdings Group Co. Ltd. Class A	39,400	36
	Sichuan EM Technology Co. Ltd. Class A	12,900	36
	Changzheng Engineering Technology Co. Ltd. Class A	14,000	36
	Xiamen Xiangyu Co. Ltd. Class A	36,100	36
*	Bestway Marine & Energy Technology Co. Ltd. Class A	34,700	36
	Tongling Jingda Special Magnet Wire Co. Ltd. Class A	28,100	36
	Xi'an Bright Laser Technologies Co. Ltd. Class A	3,206	36
*	COL Group Co. Ltd. Class A	8,500	36
	Shenzhen Agricultural Power Group Co. Ltd. Class A	28,200	35
*	Beiqi Foton Motor Co. Ltd. Class A	89,300	35
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd. Class A	23,800	35
	Anhui Truchum Advanced Materials & Technology Co. Ltd. Class A	25,500	35
	Yunnan Lincang Xinyuan Germanium Industrial Co. Ltd. Class A	8,400	35
	Sichuan Jiuzhou Electric Co. Ltd. Class A	13,800	35
	GCL Energy Technology Co. Ltd. Class A	19,800	35
	Jiangsu Cnano Technology Co. Ltd. Class A	4,821	35
	China Southern Power Grid Energy Storage Co. Ltd. Class A	24,100	35
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd. Class A	47,740	35
	CETC Potevio Science & Technology Co. Ltd. Class A	9,000	34
	FAWER Automotive Parts Co. Ltd. Class A	42,100	34
	IKD Co. Ltd. Class A	12,400	34
	Beijing Zhong Ke San Huan High-Tech Co. Ltd. Class A	15,300	34

ESG International Stock ETF
		Shares	Market Value• ($000)
	CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	47,400	34
*	Nanfang Zhongjin Environment Co. Ltd. Class A	48,400	34
*	Bohai Leasing Co. Ltd. Class A	68,400	34
	Shandong Dawn Polymer Co. Ltd. Class A	9,000	34
*	Merit Interactive Co. Ltd. Class A	5,500	34
	Pacific Shuanglin Bio-pharmacy Co. Ltd. Class A	13,624	34
	DeHua TB New Decoration Materials Co. Ltd. Class A	22,500	34
*	Yibin Tianyuan Group Co. Ltd. Class A	47,940	34
*	Hangzhou Lion Microelectronics Co. Ltd. Class A	9,200	34
	Yuanjie Semiconductor Technology Co. Ltd. Class A	821	34
	China Railway Special Cargo Logistics Co. Ltd. Class A	57,600	34
	Hand Enterprise Solutions Co. Ltd. Class A	11,800	33
	Chengdu Xingrong Environment Co. Ltd. Class A	34,300	33
	Hainan Strait Shipping Co. Ltd. Class A	27,750	33
	Leyard Optoelectronic Co. Ltd. Class A	32,400	33
*	Gemdale Corp. Class A	58,000	33
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	8,900	33
	Joincare Pharmaceutical Group Industry Co. Ltd. Class A	18,700	33
	China Film Group Co. Ltd. Class A	16,828	33
	Do-Fluoride New Materials Co. Ltd. Class A	17,700	33
*	Zhejiang Jinke Tom Culture Industry Co. Ltd. Class A	41,200	33
	Innuovo Technology Co. Ltd. Class A	19,400	33
	Zhejiang Daily Digital Culture Group Co. Ltd. Class A	15,600	33
	By-health Co. Ltd. Class A	19,400	33
	Beijing Chunlizhengda Medical Instruments Co. Ltd. Class H	17,500	33
*	Shanghai Milkground Food Tech Co. Ltd. Class A	8,600	33
	Qingdao Sentury Tire Co. Ltd. Class A	12,040	33
	Shijiazhuang Shangtai Technology Co. Ltd. Class A	3,900	33
*	CETC Chips Technology Inc. Class A	16,200	33
	Nanjing Pharmaceutical Co. Ltd. Class A	46,300	33
	Citic Offshore Helicopter Co. Ltd. Class A	9,504	33
	Andon Health Co. Ltd. Class A	6,000	33
	Shenyang Fortune Precision Equipment Co. Ltd. Class A	3,425	33
*	Mabwell Shanghai Bioscience Co. Ltd. Class A	4,960	33
*	Guangxi Huaxi Nonferrous Metal Co. Ltd. Class A	7,400	33
*,1	Gemdale Properties & Investment Corp. Ltd.	960,000	32
*	Beijing BDStar Navigation Co. Ltd. Class A	6,976	32
	Sino-Platinum Metals Co. Ltd. Class A	13,363	32
	Beijing United Information Technology Co. Ltd. Class A	7,830	32
	State Grid Information & Communication Co. Ltd. Class A	12,700	32
*	Xinzhi Group Co. Ltd. Class A	8,300	32
	Foryou Corp. Class A	7,200	32
	Xinxiang Richful Lube Additive Co. Ltd. Class A	3,670	32
	Shandong Weifang Rainbow Chemical Co. Ltd. Class A	2,900	32
	Nantong Jiangshan Agrochemical & Chemical LLC Class A	8,900	32
	Shenzhen CECport Technologies Co. Ltd. Class A	10,100	32
*,2	China Dili Group	378,000	32
*	Guangzhou R&F Properties Co. Ltd. Class H	323,600	31
	Huafon Microfibre Shanghai Technology Co. Ltd. Class A	24,700	31
	Red Avenue New Materials Group Co. Ltd. Class A	6,100	31
	Grandblue Environment Co. Ltd. Class A	8,500	31
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	27,000	31
	Taiji Computer Corp. Ltd. Class A	7,400	31
	CSSC Science & Technology Co. Ltd. Class A	17,200	31
	Electric Connector Technology Co. Ltd. Class A	4,400	31
	Beijing Aosaikang Pharmaceutical Co. Ltd. Class A	9,200	31
	Shenzhen Expressway Corp. Ltd. Class A	21,000	31
	Shenzhen Batian Ecotypic Engineering Co. Ltd. Class A	20,200	31
	Lingyun Industrial Corp. Ltd. Class A	15,990	31
*	Offcn Education Technology Co. Ltd. Class A	74,000	31
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	3,292	31
	Jinko Power Technology Co. Ltd. Class A	50,100	31
	Shenzhen Kstar Science & Technology Co. Ltd. Class A	6,000	31
*	Guangdong Topstar Technology Co. Ltd. Class A	6,100	31
	China Automotive Engineering Research Institute Co. Ltd. Class A	12,000	31
	Chongqing Fuling Electric Power Industrial Co. Ltd. Class A	22,048	31
	Dongfang Electronics Co. Ltd. Class A	19,200	31
*	Sinodata Co. Ltd. Class A	4,800	31
*	Jushri Technologies Inc. Class A	8,000	31
	Walvax Biotechnology Co. Ltd. Class A	17,000	30

ESG International Stock ETF
		Shares	Market Value• ($000)
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	6,900	30
	Shenzhen Kangtai Biological Products Co. Ltd. Class A	11,435	30
	Chongqing Water Group Co. Ltd. Class A	45,700	30
	China Resources Double Crane Pharmaceutical Co. Ltd. Class A	11,000	30
	China National Medicines Corp. Ltd. Class A	7,300	30
	Wangfujing Group Co. Ltd. Class A	14,800	30
	Zhejiang Jingu Co. Ltd. Class A	15,900	30
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	13,300	30
*	Sunstone Development Co. Ltd. Class A	8,200	30
*	Tibet Tianlu Co. Ltd. Class A	14,800	30
	China Meidong Auto Holdings Ltd.	108,000	30
*	AECC Aero Science & Technology Co. Ltd. Class A	6,700	30
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd. Class A	24,000	30
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,800	30
	Hubei Yihua Chemical Industry Co. Ltd. Class A	15,100	30
	Wuxi NCE Power Co. Ltd. Class A	6,124	30
	Xiamen Bank Co. Ltd. Class A	31,800	30
	Primarius Technologies Co. Ltd. Class A	5,955	30
*	Inner Mongolia Furui Medical Science Co. Ltd. Class A	3,300	30
	Zhejiang Provincial New Energy Investment Group Co. Ltd. Class A	28,400	30
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	21,100	29
	Chengdu CORPRO Technology Co. Ltd. Class A	7,900	29
	Hefei Meiya Optoelectronic Technology Inc. Class A	10,400	29
	Beijing Dabeinong Technology Group Co. Ltd. Class A	49,400	29
*	Shenzhen Overseas Chinese Town Co. Ltd. Class A	92,900	29
*	Estun Automation Co. Ltd. Class A	8,500	29
*	Sichuan Hexie Shuangma Co. Ltd. Class A	10,400	29
	Valiant Co. Ltd. Class A	15,000	29
	DaShenLin Pharmaceutical Group Co. Ltd. Class A	12,400	29
	Guangdong Great River Smarter Logistics Co. Ltd. Class A	17,600	29
	Gaona Aero Material Co. Ltd. Class A	11,680	29
	Yusys Technologies Co. Ltd. Class A	7,680	29
*	Jinke Smart Services Group Co. Ltd. Class H	35,700	29
	Eastcompeace Technology Co. Ltd. Class A	7,200	29
	Dazhong Mining Co. Ltd.	17,100	29
	Chengdu RML Technology Co. Ltd. Class A	3,640	29
*	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class A	7,300	29
	Beijing Balance Medical Technology Co. Ltd. Class A	1,771	29
*	Ningbo Jifeng Auto Parts Co. Ltd. Class A	16,600	29
	Castech Inc. Class A	4,500	29
	Hangzhou Robam Appliances Co. Ltd. Class A	9,800	28
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd. Class A	38,400	28
	Weaver Network Technology Co. Ltd. Class A	3,270	28
	Wuhan Raycus Fiber Laser Technologies Co. Ltd. Class A	6,115	28
	Tonghua Dongbao Pharmaceutical Co. Ltd. Class A	23,500	28
	Xiamen ITG Group Corp. Ltd. Class A	32,000	28
	BTG Hotels Group Co. Ltd. Class A	13,000	28
	Topchoice Medical Corp. Class A	4,207	28
*	TianShan Material Co. Ltd. Class A	30,100	28
	China Tianying Inc. Class A	45,200	28
*	Hangjin Technology Co. Ltd. Class A	7,800	28
	Chengdu Fusen Noble-House Industrial Co. Ltd. Class A	15,900	28
	Guangdong Dowstone Technology Co. Ltd. Class A	9,200	28
*	BOE HC SemiTek Corp.	21,700	28
*	Red Star Macalline Group Corp. Ltd. Class A	67,700	28
	Shanghai Shyndec Pharmaceutical Co. Ltd. Class A	17,900	28
	Sino Wealth Electronic Ltd. Class A	7,469	28
	Anhui Heli Co. Ltd. Class A	10,500	28
*	Vcanbio Cell & Gene Engineering Corp. Ltd. Class A	7,700	28
	Shanghai Pret Composites Co. Ltd. Class A	13,700	28
*	Hwa Create Co. Ltd. Class A	7,600	28
	Chengdu Leejun Industrial Co. Ltd. Class A	13,500	28
	Sichuan New Energy Power Co. Ltd. Class A	19,600	28
*	Easyhome New Retail Group Co. Ltd. Class A	67,100	28
	Henan Mingtai Al Industrial Co. Ltd. Class A	14,900	28
	Henan Liliang Diamond Co. Ltd. Class A	6,600	28
	Jiangsu Haili Wind Power Equipment Technology Co. Ltd. Class A	2,600	28
	Hoymiles Power Electronics Inc. Class A	1,805	28
	Digiwin Co. Ltd.	3,800	28
	Servyou Software Group Co. Ltd. Class A	3,600	28

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ningbo Boway Alloy Material Co. Ltd. Class A	7,700	28
*	Greatoo Intelligent Equipment Inc. Class A	24,400	28
*	Shanghai STEP Electric Corp. Class A	12,000	28
*	Shenzhen Baoming Technology Co. Ltd. Class A	3,200	28
	Shannon Semiconductor Technology Co. Ltd. Class A	4,700	28
	Bank of Qingdao Co. Ltd. Class A	39,700	27
[3]	Shanghai Haohai Biological Technology Co. Ltd. Class H	7,660	27
	China Merchants Port Group Co. Ltd. Class A	9,500	27
	Cheng De Lolo Co. Ltd. Class A	22,500	27
	Jilin Electric Power Co. Ltd. Class A	37,000	27
*	Beijing Watertek Information Technology Co. Ltd. Class A	29,600	27
	Shengda Resources Co. Ltd. Class A	11,100	27
	Shanghai Chinafortune Co. Ltd. Class A	10,600	27
	Hunan TV & Broadcast Intermediary Co. Ltd. Class A	24,300	27
	Baowu Magnesium Technology Co. Ltd. Class A	13,820	27
	CETC Digital Technology Co. Ltd. Class A	6,240	27
	Anhui Jiangnan Chemical Industry Co. Ltd. Class A	30,200	27
	China Kings Resources Group Co. Ltd. Class A	11,088	27
*	Nations Technologies Inc. Class A	7,100	27
	XGD Inc. Class A	6,000	27
	Willfar Information Technology Co. Ltd. Class A	4,990	27
	FAW Jiefang Group Co. Ltd. Class A	26,200	26
*	GCL System Integration Technology Co. Ltd. Class A	69,800	26
*	Chongqing Iron & Steel Co. Ltd. Class A	126,900	26
*	Zhejiang Narada Power Source Co. Ltd. Class A	10,900	26
	Beijing Fengjing Automotive Parts Co. Ltd.	50,300	26
*	Sai Micro Electronics Inc. Class A	7,600	26
*	Shenzhen Gongjin Electronics Co. Ltd. Class A	13,900	26
*	Guizhou Broadcasting & TV Information Network Co. Ltd. Class A	21,800	26
	Wellhope Foods Co. Ltd. Class A	21,300	26
*	Jihua Group Corp. Ltd. Class A	46,400	26
	COSCO SHIPPING Specialized Carriers Co. Ltd. Class A	27,500	26
	Zhejiang HangKe Technology Inc. Co. Class A	7,252	26
	Canmax Technologies Co. Ltd. Class A	9,000	26
*	GoodWe Technologies Co. Ltd. Class A	3,758	26
	Shantui Construction Machinery Co. Ltd. Class A	19,400	26
	Shanghai Huafon Aluminium Corp. Class A	10,400	26
*	Zhejiang Dun'An Artificial Environment Co. Ltd. Class A	14,300	26
	Rianlon Corp. Class A	5,125	26
	Kidswant Children Products Co. Ltd. Class A	14,900	26
	Innovation New Material Technology Co. Ltd. Class A	40,700	26
	Hubei Chutian Smart Communication Co. Ltd. Class A	44,300	26
	Jiangzhong Pharmaceutical Co. Ltd. Class A	8,600	26
	Jiayou International Logistics Co. Ltd. Class A	15,400	26
*	JoulWatt Technology Co. Ltd. Class A	5,164	26
	Huada Automotive Technology Corp. Ltd. Class A	4,200	26
	Beijing Originwater Technology Co. Ltd. Class A	38,905	25
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	16,600	25
	Chongqing Fuling Zhacai Group Co. Ltd. Class A	13,600	25
	Zhejiang Meida Industrial Co. Ltd. Class A	25,900	25
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	9,300	25
	Dlg Exhibitions & Events Corp. Ltd. Class A	15,120	25
*,3	Red Star Macalline Group Corp. Ltd. Class H	123,800	25
	Laobaixing Pharmacy Chain JSC Class A	9,826	25
*	Digital China Information Service Group Co. Ltd. Class A	11,800	25
	Zhejiang Jingxin Pharmaceutical Co. Ltd. Class A	9,300	25
	Skyworth Digital Co. Ltd. Class A	14,200	25
	Ningbo Yunsheng Co. Ltd. Class A	10,100	25
	CCCC Design & Consulting Group Co. Ltd. Class A	23,300	25
	Fangda Special Steel Technology Co. Ltd. Class A	31,800	25
	Jiangsu Etern Co. Ltd. Class A	15,800	25
*	Porton Pharma Solutions Ltd. Class A	7,300	25
*	Polaris Bay Group Co. Ltd. Class A	23,100	25
	Jiangsu Lihua Foods Group Co. Ltd.	9,180	25
	Shanghai Bailian Group Co. Ltd. Class A	18,000	25
	Zhuzhou Times New Material Technology Co. Ltd. Class A	12,300	25
	Shanghai Tongji Science & Technology Industrial Co. Ltd. Class A	15,600	25
	Zhejiang Jiecang Linear Motion Technology Co. Ltd. Class A	4,200	25
*	Wondershare Technology Group Co. Ltd. Class A	2,237	25
	Shanghai Hanbell Precise Machinery Co. Ltd. Class A	7,600	25

ESG International Stock ETF
		Shares	Market Value• ($000)
	Zhejiang Qianjiang Motorcycle Co. Ltd. Class A	10,400	25
*	Anhui Tatfook Technology Co. Ltd. Class A	13,000	25
	Chinalin Securities Co. Ltd. Class A	10,400	25
	Shaanxi Construction Engineering Group Corp. Ltd. Class A	45,600	25
	Lizhong Sitong Light Alloys Group Co. Ltd. Class A	8,500	25
	Lihuayi Weiyuan Chemical Co. Ltd. Class A	12,100	25
*	Shenzhen Chipscreen Biosciences Co. Ltd. Class A	4,848	25
	Eyebright Medical Technology Beijing Co. Ltd. Class A	2,287	25
	Shenzhen Hopewind Electric Co. Ltd. Class A	4,800	25
	OPT Machine Vision Tech Co. Ltd. Class A	1,238	25
*	Insigma Technology Co. Ltd. Class A	15,600	25
	DongFeng Automobile Co. Ltd. Class A	23,400	25
	Guizhou Zhenhua Fengguang Semiconductor Co. Ltd. Class A	3,021	25
	Shenzhen Rongda Photosensitive & Technology Co. Ltd. Class A	4,400	25
	Fujian Star-net Communication Co. Ltd. Class A	5,100	24
	Northeast Securities Co. Ltd. Class A	19,200	24
	JSTI Group Class A	18,000	24
	Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	5,400	24
	Anhui Expressway Co. Ltd. Class A	11,500	24
	Wuhu Token Science Co. Ltd. Class A	24,700	24
	China Resources Boya Bio-pharmaceutical Group Co. Ltd. Class A	6,500	24
	Shenzhen Sunline Tech Co. Ltd. Class A	10,300	24
*	B-Soft Co. Ltd. Class A	32,160	24
*	China Aluminum International Engineering Corp. Ltd. Class A	33,900	24
*	Wuhan P&S Information Technology Co. Ltd. Class A	14,600	24
*	Hunan Er-Kang Pharmaceutical Co. Ltd. Class A	44,800	24
*	Minmetals Development Co. Ltd. Class A	17,300	24
	Ningbo Ronbay New Energy Technology Co. Ltd. Class A	7,016	24
	Wuxi Paike New Materials Technology Co. Ltd. Class A	2,300	24
*	Shandong Iron & Steel Co. Ltd. Class A	111,100	24
*	Shanghai Yizhong Pharmaceutical Co. Ltd. Class A	2,516	24
	Huaming Power Equipment Co. Ltd. Class A	8,700	24
	Jiangsu Yunyi Electric Co. Ltd. Class A	12,800	24
	Shenzhen Urban Transport Planning Center Co. Ltd. Class A	5,000	24
	Eastern Communications Co. Ltd. Class B	56,000	23
*	China Reform Health Management & Services Group Co. Ltd. Class A	15,300	23
*	Visionox Technology Inc. Class A	15,600	23
	Topsec Technologies Group Inc. Class A	13,800	23
	Chow Tai Seng Jewellery Co. Ltd. Class A	12,100	23
*	Liuzhou Iron & Steel Co. Ltd. Class A	28,700	23
	BBMG Corp. Class A	100,200	23
	Anhui Construction Engineering Group Co. Ltd. Class A	35,000	23
*	Grandjoy Holdings Group Co. Ltd. Class A	50,100	23
	ORG Technology Co. Ltd. Class A	30,000	23
*	China Enterprise Co. Ltd. Class A	55,401	23
	Xinhuanet Co. Ltd. Class A	7,670	23
*	Beijing eGOVA Co. Ltd. Class A	8,880	23
	Yantai Zhenghai Magnetic Material Co. Ltd. Class A	8,500	23
	Xinjiang Communications Construction Group Co. Ltd. Class A	10,400	23
	Eastern Communications Co. Ltd. Class A	13,600	23
*	YaGuang Technology Group Co. Ltd. Class A	24,200	23
	Shenzhen Senior Technology Material Co. Ltd. Class A	13,000	23
	Edan Instruments Inc. Class A	13,000	23
*	Roshow Technology Co. Ltd. Class A	20,400	23
	Tibet Rhodiola Pharmaceutical Holding Co. Class A	3,510	23
	Qingdao East Steel Tower Stock Co. Ltd. Class A	16,000	23
*	Hainan Haide Capital Management Co. Ltd. Class A	25,389	23
	Sineng Electric Co. Ltd. Class A	6,501	23
	China National Gold Group Gold Jewellery Co. Ltd. Class A	19,800	23
	Fujian Boss Software Development Co. Ltd. Class A	10,300	23
	Kunshan Kinglai Hygienic Materials Co. Ltd. Class A	4,200	23
	Focus Technology Co. Ltd. Class A	3,200	23
	Zhongmin Energy Co. Ltd. Class A	31,200	23
	Hangzhou Honghua Digital Technology Stock Co. Ltd. Class A	2,176	23
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd. Class A	28,900	23
	FESCO Group Co. Ltd. Class A	7,800	23
*	Pengxin International Mining Co. Ltd. Class A	27,900	23
	Zhejiang Jolly Pharmaceutical Co. Ltd. Class A	8,700	23
	Shenzhen Das Intellitech Co. Ltd. Class A	42,600	22
	CETC Cyberspace Security Technology Co. Ltd. Class A	8,300	22

ESG International Stock ETF
		Shares	Market Value• ($000)
	Youzu Interactive Co. Ltd. Class A	9,200	22
	Jiangsu Guotai International Group Co. Ltd. Class A	19,400	22
	Guangdong Tapai Group Co. Ltd. Class A	17,800	22
	Deppon Logistics Co. Ltd. Class A	9,600	22
	Zhejiang Jiemei Electronic & Technology Co. Ltd. Class A	5,000	22
	Bluestar Adisseo Co. Class A	14,900	22
	Dian Diagnostics Group Co. Ltd. Class A	8,465	22
	Zhuzhou Hongda Electronics Corp. Ltd. Class A	4,000	22
	Mayinglong Pharmaceutical Group Co. Ltd. Class A	5,500	22
	Shanghai Foreign Service Holding Group Co. Ltd. Class A	28,800	22
	Lianhe Chemical Technology Co. Ltd. Class A	14,000	22
	Shanghai Yaoji Technology Co. Ltd. Class A	5,600	22
	Zibo Qixiang Tengda Chemical Co. Ltd. Class A	30,300	22
	Three's Co. Media Group Co. Ltd. Class A	4,663	22
	Guangdong Advertising Group Co. Ltd. Class A	18,900	22
	EIT Environmental Development Group Co. Ltd. Class A	5,800	22
	Shanghai Fullhan Microelectronics Co. Ltd. Class A	2,900	22
	Shanghai Daimay Automotive Interior Co. Ltd. Class A	26,777	22
*	Chengdu ALD Aviation Manufacturing Corp. Class A	5,300	22
	Central China Land Media Co. Ltd. Class A	12,000	22
*	Qinchuan Machine Tool & Tool Group Share Co. Ltd. Class A	12,200	22
	Ningbo Yongxin Optics Co. Ltd. Class A	1,500	22
	Giantec Semiconductor Corp. Class A	1,729	22
	Semitronix Corp. Class A	1,700	22
	Solareast Holdings Co. Ltd. Class A	14,200	22
	Shandong Huatai Paper Industry Shareholding Co. Ltd. Class A	43,100	22
	Linktel Technologies Co. Ltd. Class A	1,400	22
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd. Class A	13,100	22
	Hangzhou EZVIZ Network Co. Ltd. Class A	4,265	22
*	Bio-Thera Solutions Ltd. Class A	4,984	22
	Sumec Corp. Ltd. Class A	14,800	22
	Hefei Chipmore Technology Co. Ltd. Class A	12,429	22
	Henan Lingrui Pharmaceutical Co. Class A	6,800	22
*	Agile Group Holdings Ltd.	358,000	21
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	27,000	21
*	Gosuncn Technology Group Co. Ltd. Class A	24,100	21
	Guomai Technologies Inc. Class A	11,900	21
	Zhejiang Communications Technology Co. Ltd. Class A	36,960	21
	China Meheco Group Co. Ltd. Class A	13,800	21
*	Sun Create Electronics Co. Ltd. Class A	4,600	21
	Shanghai Zijiang Enterprise Group Co. Ltd. Class A	21,400	21
	Zhewen Interactive Group Co. Ltd. Class A	15,700	21
	Changzhou Qianhong Biopharma Co. Ltd. Class A	14,200	21
	Tofflon Science & Technology Group Co. Ltd. Class A	10,300	21
	China CAMC Engineering Co. Ltd. Class A	17,200	21
	Amoy Diagnostics Co. Ltd. Class A	6,420	21
	Zhejiang Hisun Pharmaceutical Co. Ltd. Class A	13,600	21
	Tibet Urban Development & Investment Co. Ltd. Class A	13,600	21
	Anhui Wanwei Updated High-Tech Material Industry Co. Ltd. Class A	28,400	21
	Hangzhou Dptech Technologies Co. Ltd. Class A	7,950	21
*	Chengxin Lithium Group Co. Ltd. Class A	8,700	21
	Shandong WIT Dyne Health Co. Ltd. Class A	4,600	21
	Tibet Mineral Development Co. Ltd. Class A	6,700	21
	Zhejiang Tiantie Science & Technology Co. Ltd. Class A	18,300	21
	Guangdong Construction Engineering Group Co. Ltd. Class A	42,000	21
	Suzhou Nanomicro Technology Co. Ltd. Class A	5,169	21
	BMC Medical Co. Ltd. Class A	1,680	21
	ZhongYeDa Electric Co. Ltd. Class A	15,600	21
	East China Engineering Science & Technology Co. Ltd. Class A	15,100	21
*	Sanwei Holding Group Co. Ltd. Class A	12,900	21
	Hongrun Construction Group Co. Ltd. Class A	18,800	21
	Center International Group Co. Ltd. Class A	10,700	21
*	Shenyang Machine Tool Co. Ltd. Class A	20,900	21
*	Shenzhen Mason Technologies Co. Ltd. Class A	11,560	21
	Jiangxi Hongcheng Environment Co. Ltd. Class A	16,500	21
	Huatu Cendes Co. Ltd. Class A	2,200	21
	Zhongshan Public Utilities Group Co. Ltd. Class A	13,800	20
	Zhejiang Semir Garment Co. Ltd. Class A	26,100	20
	Beijing Strong Biotechnologies Inc. Class A	9,900	20
	Anhui Jinhe Industrial Co. Ltd. Class A	6,000	20

ESG International Stock ETF
		Shares	Market Value• ($000)
	IReader Technology Co. Ltd. Class A	6,455	20
	Greattown Holdings Ltd. Class A	42,300	20
	Hexing Electrical Co. Ltd. Class A	5,300	20
	Sichuan Yahua Industrial Group Co. Ltd. Class A	10,000	20
	Sonoscape Medical Corp. Class A	4,400	20
*	Bright Real Estate Group Co. Ltd. Class A	39,200	20
	Zhejiang Medicine Co. Ltd. Class A	9,000	20
	Shanghai Runda Medical Technology Co. Ltd. Class A	8,200	20
	Wuhan Fingu Electronic Technology Co. Ltd. Class A	9,500	20
	Beijing Sifang Automation Co. Ltd. Class A	7,750	20
	Black Peony Group Co. Ltd. Class A	19,800	20
	Dongfeng Electronic Technology Co. Ltd. Class A	10,500	20
	Milkyway Intelligent Supply Chain Service Group Co. Ltd. Class A	2,100	20
	Shanghai Wanye Enterprises Co. Ltd. Class A	9,200	20
	Zhejiang Weixing Industrial Development Co. Ltd. Class A	13,300	20
	Nanjing Vazyme Biotech Co. Ltd. Class A	5,937	20
	Hangzhou Weiguang Electronic Co. Ltd. Class A	3,800	20
	NYOCOR Co. Ltd. Class A	24,700	20
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd. Class A	15,100	20
*	Suzhou Everbright Photonics Co. Ltd. Class A	1,831	20
*	MCC Meili Cloud Computing Industry Investment Co. Ltd. Class A	9,700	20
*	Konka Group Co. Ltd. Class A	23,700	19
	Bank of Zhengzhou Co. Ltd. Class A	63,900	19
*	Zhejiang Hisoar Pharmaceutical Co. Ltd. Class A	23,000	19
	Norinco International Cooperation Ltd. Class A	11,800	19
	Xiamen Kingdomway Group Co. Class A	6,600	19
*	Kingsignal Technology Co. Ltd. Class A	9,500	19
	Jiangsu Linyang Energy Co. Ltd. Class A	23,300	19
	Wuhan Yangtze Communications Industry Group Co. Ltd. Class A	4,100	19
	Guangdong Marubi Biotechnology Co. Ltd. Class A	3,300	19
	YanTai Shuangta Food Co. Ltd. Class A	24,500	19
*	INKON Life Technology Co. Ltd. Class A	12,700	19
*	Hainan Development Holdings Nanhai Co. Ltd. Class A	13,500	19
*	Guangdong Guanghua Sci-Tech Co. Ltd. Class A	6,500	19
	Beyondsoft Corp. Class A	8,800	19
	Shanghai Haoyuan Chemexpress Co. Ltd. Class A	2,025	19
	Kunshan Dongwei Technology Co. Ltd. Class A	3,116	19
*	Guizhou Zhenhua E-chem Inc. Class A	8,631	19
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd. Class A	20,700	19
	Micro-Tech Nanjing Co. Ltd. Class A	1,459	19
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd. Class A	6,800	19
	Sichuan Injet Electric Co. Ltd. Class A	2,700	19
*	Shenzhen Minglida Precision Technology Co. Ltd. Class A	5,600	19
	Zhejiang Jinggong Integration Technology Co. Ltd. Class A	7,500	19
	Guodian Nanjing Automation Co. Ltd. Class A	13,080	19
	Motic Xiamen Electric Group Co. Ltd. Class A	7,800	19
	Toread Holdings Group Co. Ltd. Class A	14,500	19
	Mehow Innovative Ltd. Class A	5,740	19
	Explosive Co. Ltd. Class A	9,900	19
*	Chongqing Genrix Biopharmaceutical Co. Ltd. Class A	4,185	19
	Chongqing Three Gorges Water Conservancy & Electric Power Co. Ltd. Class A	19,300	18
	Shandong Hi-Speed Road & Bridge Group Co. Ltd. Class A	21,400	18
	Zhuhai Huafa Properties Co. Ltd. Class A	24,300	18
	Gansu Shangfeng Cement Co. Ltd. Class A	14,720	18
*	Risen Energy Co. Ltd. Class A	11,800	18
	China Kepei Education Group Ltd.	88,000	18
	Wuxi Boton Technology Co. Ltd. Class A	4,900	18
	Guangdong Goworld Co. Ltd. Class A	8,900	18
	Chengdu Kanghua Biological Products Co. Ltd. Class A	1,750	18
	Xinxiang Chemical Fiber Co. Ltd. Class A	31,700	18
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. Class A	26,800	18
	Ningbo Xusheng Group Co. Ltd. Class A	9,100	18
	Guizhou Chanhen Chemical Corp. Class A	4,900	18
*	Guangdong Jia Yuan Technology Shares Co. Ltd. Class A	4,293	18
	Sichuan Anning Iron & Titanium Co. Ltd. Class A	3,900	18
	Sino Biological Inc. Class A	1,700	18
	Pylon Technologies Co. Ltd. Class A	2,415	18
	Guangdong Hongtu Technology Holdings Co. Ltd. Class A	10,000	18
	Leshan Giantstar Farming & Husbandry Corp. Ltd. Class A	6,000	18
*	Fujian Kuncai Material Technology Co. Ltd. Class A	6,440	18

ESG International Stock ETF
		Shares	Market Value• ($000)
	TDG Holdings Co. Ltd. Class A	13,600	18
	Stanley Agricultural Group Co. Ltd. Class A	13,300	18
	Shaanxi Fenghuo Electronics Co. Ltd. Class A	10,000	18
*	Shanghai Ganglian E-Commerce Holdings Co. Ltd. Class A	4,200	17
	Suofeiya Home Collection Co. Ltd. Class A	8,600	17
*	Beijing UniStrong Science & Technology Co. Ltd. Class A	11,000	17
	Jinyu Bio-Technology Co. Ltd. Class A	14,500	17
	Sinocare Inc. Class A	5,700	17
	Shanghai Environment Group Co. Ltd. Class A	14,400	17
*	Baosheng Science & Technology Innovation Co. Ltd. Class A	21,900	17
	Guangdong Ellington Electronics Technology Co. Ltd. Class A	10,300	17
*	Tianjin Benefo Tejing Electric Co. Ltd. Class A	18,800	17
	Triumph Science & Technology Co. Ltd. Class A	9,500	17
	Edifier Technology Co. Ltd. Class A	8,600	17
	Jiangnan Mould & Plastic Technology Co. Ltd. Class A	13,000	17
*	Client Service International Inc. Class A	6,250	17
	Chengdu Wintrue Holding Co. Ltd. Class A	10,800	17
	Changshu Tianyin Electromechanical Co. Ltd. Class A	6,000	17
	Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	3,400	17
	Hangzhou Haoyue Personal Care Co. Ltd. Class A	3,080	17
*	KBC Corp. Ltd. Class A	3,722	17
	Jiangsu ToLand Alloy Co. Ltd. Class A	4,030	17
*	Nuode New Materials Co. Ltd. Class A	17,200	17
	China Southern Power Grid Technology Co. Ltd. Class A	3,341	17
	Chengdu Guoguang Electric Co. Ltd. Class A	1,440	17
	Huaxia Eye Hospital Group Co. Ltd. Class A	5,800	17
	Appotronics Corp. Ltd. Class A	5,638	17
	Jiangsu Dingsheng New Energy Materials Co. Ltd. Class A	11,700	17
	CIMC Vehicles Group Co. Ltd. Class A	13,600	17
	Fujian Qingshan Paper Industry Co. Ltd. Class A	52,100	17
	Shenma Industry Co. Ltd. Class A	11,950	17
	Arctech Solar Holding Co. Ltd. Class A	2,565	17
	ABA Chemicals Corp. Class A	15,400	17
	Guizhou Guihang Automotive Components Co. Ltd. Class A	7,700	17
	Mesnac Co. Ltd. Class A	14,000	17
	Guangdong Guangzhou Daily Media Co. Ltd. Class A	17,200	17
	Qiming Information Technology Co. Ltd. Class A	5,100	17
*	Suzhou Jinfu Technology Co. Ltd. Class A	22,000	17
	Suzhou Secote Precision Electronic Co. Ltd. Class A	2,940	17
	Qingdao Baheal Pharmaceutical Co. Ltd. Class A	4,500	17
	Hunan Jiudian Pharmaceutical Co. Ltd. Class A	6,500	17
*	Dongjiang Environmental Co. Ltd. Class A	23,400	16
	Tayho Advanced Materials Group Co. Ltd. Class A	11,200	16
	Wushang Group Co. Ltd. Class A	10,850	16
	Xinyu Iron & Steel Co. Ltd. Class A	27,300	16
	Hengdian Entertainment Co. Ltd. Class A	7,000	16
	Aisino Corp. Class A	12,400	16
	Shenzhen Desay Battery Technology Co. Class A	4,680	16
	Telling Telecommunication Holding Co. Ltd. Class A	10,900	16
*	Financial Street Holdings Co. Ltd. Class A	37,300	16
	Titan Wind Energy Suzhou Co. Ltd. Class A	16,700	16
	China Bester Group Telecom Co. Ltd. Class A	4,800	16
	Zhejiang Xinan Chemical Industrial Group Co. Ltd. Class A	11,060	16
*	Zhuhai Zhumian Group Co. Ltd.	19,500	16
	CSG Holding Co. Ltd. Class A	24,600	16
	Sanquan Food Co. Ltd. Class A	9,630	16
*	Wutong Holding Group Co. Ltd. Class A	21,600	16
	China Publishing & Media Co. Ltd. Class A	16,700	16
	Sichuan Jiuyuan Yinhai Software Co. Ltd. Class A	5,800	16
	Yueyang Forest & Paper Co. Ltd. Class A	23,300	16
	New Guomai Digital Culture Co. Ltd. Class A	9,100	16
	Huadian Heavy Industries Co. Ltd. Class A	16,700	16
*	COFCO Biotechnology Co. Ltd. Class A	19,000	16
	Jiangsu Provincial Agricultural Reclamation & Development Corp. Class A	11,400	16
*	Xian International Medical Investment Co. Ltd. Class A	21,700	16
*	Archermind Technology Nanjing Co. Ltd. Class A	2,080	16
*	Shanghai Medicilon Inc. Class A	1,783	16
	Moon Environment Technology Co. Ltd. Class A	8,580	16
	Windey Energy Technology Group Co. Ltd. Class A	7,150	16
	Jiangsu Guomao Reducer Co. Ltd. Class A	6,700	16

ESG International Stock ETF
		Shares	Market Value• ($000)
	PNC Process Systems Co. Ltd. Class A	4,320	16
	ZWSOFT Co. Ltd. Guangzhou Class A	1,463	16
*	Shanghai Anlogic Infotech Co. Ltd. Class A	3,535	16
	Southern Publishing & Media Co. Ltd. Class A	7,800	16
	Hualan Biological Vaccine Inc. Class A	6,300	16
	Jinhong Gas Co. Ltd. Class A	5,923	16
	Suzhou Oriental Semiconductor Co. Ltd. Class A	1,463	16
*	C*Core Technology Co. Ltd. Class A	3,891	16
*	Hymson Laser Technology Group Co. Ltd. Class A	3,360	16
	Jiangsu Ruitai New Energy Materials Co. Ltd. Class A	6,000	16
	Fujian Apex Software Co. Ltd. Class A	2,400	16
	Chongqing Port Co. Ltd. Class A	20,200	16
	Anhui Sierte Fertilizer Industry Ltd. Co. Class A	19,900	16
	Huludao Zinc Industry Co. Class A	32,100	16
	Shenzhen YHLO Biotech Co. Ltd. Class A	7,687	16
	Duolun Technology Corp. Ltd. Class A	12,100	16
	Wuhan East Lake High Technology Group Co. Ltd. Class A	12,900	16
	Suzhou Gold Mantis Construction Decoration Co. Ltd. Class A	29,800	15
	Yixintang Pharmaceutical Group Co. Ltd. Class A	7,300	15
*	PCI Technology Group Co. Ltd. Class A	14,900	15
*	China Fortune Land Development Co. Ltd. Class A	48,900	15
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	9,300	15
*	ADAMA Ltd. Class A	14,800	15
	Shenzhen Hepalink Pharmaceutical Group Co. Ltd. Class A	8,200	15
	Zhejiang Xianju Pharmaceutical Co. Ltd. Class A	9,900	15
	Tongyu Communication Inc. Class A	5,980	15
*	JC Finance & Tax Interconnect Holdings Ltd. Class A	9,000	15
*	Changzhou Tronly New Electronic Materials Co. Ltd. Class A	7,800	15
*	Guangxi Wuzhou Zhongheng Group Co. Ltd. Class A	39,300	15
	Cangzhou Dahua Co. Ltd. Class A	7,900	15
	Shanghai Kaibao Pharmaceutical Co. Ltd. Class A	17,400	15
	263 Network Communications Co. Ltd. Class A	17,400	15
*	Hubei Broadcasting & Television Information Network Co. Ltd. Class A	17,000	15
	Sunyard Technology Co. Ltd. Class A	5,700	15
	Shenzhen Leaguer Co. Ltd. Class A	12,000	15
	Lushang Freda Pharmaceutical Co. Ltd. Class A	13,600	15
	Streamax Technology Co. Ltd. Class A	2,200	15
	Shanghai Haohai Biological Technology Co. Ltd. Class A	1,981	15
*	Toyou Feiji Electronics Co. Ltd. Class A	6,700	15
	Hubei Jiuzhiyang Infrared System Co. Ltd. Class A	2,700	15
	Hangzhou Onechance Tech Corp. Class A	3,700	15
*	Shenzhen Dynanonic Co. Ltd. Class A	2,880	15
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd. Class A	999	15
	CNSIG Inner Mongolia Chemical Industry Co. Ltd. Class A	12,870	15
	Yunnan Energy Investment Co. Ltd. Class A	7,100	15
*	New Journey Health Technology Group Co. Ltd. Class A	48,400	15
	Guotai Epoint Software Co. Ltd. Class A	3,530	15
	Anhui Huaheng Biotechnology Co. Ltd. Class A	2,915	15
	Wuxi Rural Commercial Bank Co. Ltd. Class A	17,100	15
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd. Class A	12,100	15
	Tianneng Battery Group Co. Ltd. Class A	3,458	15
	Jiangsu Rainbow Heavy Industries Co. Ltd. Class A	16,500	15
	Beijing CTJ Information Technology Co. Ltd. Class A	3,960	15
	Sinomach Automobile Co. Ltd. Class A	16,900	15
*	Beijing Electronic Zone High-tech Group Co. Ltd. Class A	17,300	15
	Yechiu Metal Recycling China Ltd. Class A	41,800	15
	Asian Star Anchor Chain Co. Ltd. Jiangsu Class A	10,500	15
	Xiamen King Long Motor Group Co. Ltd. Class A	8,300	15
*	Beijing Thunisoft Corp. Ltd. Class A	11,500	14
*	Beijing Haixin Energy Technology Co. Ltd. Class A	25,400	14
*	Daan Gene Co. Ltd. Class A	14,600	14
*	China Zhonghua Geotechnical Engineering Group Co. Ltd. Class A	26,100	14
*	Guocheng Mining Co. Ltd. Class A	7,100	14
	Jiangling Motors Corp. Ltd. Class A	4,800	14
*	Lingyuan Iron & Steel Co. Ltd. Class A	48,300	14
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	15,700	14
*	Shanying International Holding Co. Ltd. Class A	55,000	14
	Changjiang Publishing & Media Co. Ltd. Class A	10,900	14
*	Zhuhai Aerospace Microchips Science & Technology Co. Ltd. Class A	6,500	14
	Foshan Electrical & Lighting Co. Ltd. Class A	14,400	14

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Sichuan Haite High-tech Co. Ltd. Class A	7,900	14
*	China Union Holdings Ltd. Class A	24,600	14
	Xizang Zhufeng Resources Co. Ltd. Class A	8,000	14
	Jiaze Renewables Co. Ltd.	25,800	14
	Northeast Pharmaceutical Group Co. Ltd. Class A	17,200	14
*	Jiangsu Kanion Pharmaceutical Co. Ltd. Class A	6,000	14
	Henan Zhongyuan Expressway Co. Ltd. Class A	22,700	14
	CTS International Logistics Corp. Ltd. Class A	16,205	14
	Beijing GeoEnviron Engineering & Technology Inc. Class A	14,600	14
	Guiyang Longmaster Information & Technology Co. Ltd. Class A	6,500	14
	China Merchants Property Operation & Service Co. Ltd. Class A	8,000	14
	Shenzhen Jieshun Science & Technology Industry Co. Ltd. Class A	9,300	14
	China Television Media Ltd. Class A	5,400	14
	Suzhou New District Hi-Tech Industrial Co. Ltd. Class A	17,700	14
	Shanghai Shibei Hi-Tech Co. Ltd. Class A	17,400	14
	Bestore Co. Ltd. Class A	7,300	14
*	Hainan Drinda New Energy Technology Co. Ltd. Class A	2,200	14
	China Science Publishing & Media Ltd. Class A	4,700	14
	Shaanxi Beiyuan Chemical Industry Group Co. Ltd. Class A	24,100	14
	Zhejiang Construction Investment Group Co. Ltd. Class A	10,300	14
*	Beijing Join-Cheer Software Co. Ltd. Class A	13,400	14
*	Hiconics Eco-energy Technology Co. Ltd. Class A	15,200	14
	Bank of Lanzhou Co. Ltd. Class A	41,400	14
	Shandong Lukang Pharma Class A	10,300	14
	Jiang Su Suyan Jingshen Co. Ltd. Class A	8,700	14
	Hainan Expressway Co. Ltd. Class A	15,900	14
	HeiLongJiang ZBD Pharmaceutical Co. Ltd. Class A	8,300	14
*	Guoguang Electric Co. Ltd. Class A	5,900	14
	Ningbo Cixing Co. Ltd. Class A	13,600	14
	Shenzhen Textile Holdings Co. Ltd. Class A	9,000	14
	Shanghai Baolong Automotive Corp. Class A	2,600	14
	Changzhou Fusion New Material Co. Ltd. Class A	1,907	14
	Shenzhen Tagen Group Co. Ltd. Class A	25,900	13
	M-Grass Ecology & Environment Group Co. Ltd. Class A	19,800	13
	Guangdong Vanward New Electric Co. Ltd. Class A	7,500	13
	Hongli Zhihui Group Co. Ltd. Class A	12,800	13
	Dashang Co. Ltd. Class A	4,961	13
	Hangzhou Jiebai Group Co. Ltd. Class A	11,900	13
	Suning Universal Co. Ltd. Class A	43,100	13
	Maccura Biotechnology Co. Ltd. Class A	7,700	13
	Shandong Xinhua Pharmaceutical Co. Ltd. Class A	5,700	13
*	Tangrenshen Group Co. Ltd. Class A	18,660	13
	KPC Pharmaceuticals Inc. Class A	6,400	13
	Shanghai Bright Meat Group Co. Ltd. Class A	12,000	13
*	Cinda Real Estate Co. Ltd. Class A	23,500	13
	Zhongyuan Environment-Protection Co. Ltd. Class A	10,300	13
	Neusoft Corp. Class A	8,600	13
	Gansu Yasheng Industrial Group Co. Ltd. Class A	30,100	13
*	Shuangliang Eco-Energy Systems Co. Ltd. Class A	15,800	13
	Orient International Enterprise Ltd. Class A	12,000	13
	Changjiang & Jinggong Steel Building Group Co. Ltd. Class A	26,000	13
	Ningxia Building Materials Group Co. Ltd. Class A	6,900	13
	Aotecar New Energy Technology Co. Ltd. Class A	30,000	13
	Shenzhen Microgate Technology Co. Ltd. Class A	7,000	13
	Longhua Technology Group Luoyang Co. Ltd. Class A	10,000	13
*	CMGE Technology Group Ltd.	218,000	13
	Levima Advanced Materials Corp. Class A	4,700	13
*	Beijing Relpow Technology Co. Ltd. Class A	4,550	13
	Zhejiang Ausun Pharmaceutical Co. Ltd. Class A	8,117	13
	Guobang Pharma Ltd. Class A	3,800	13
	Kuangda Technology Group Co. Ltd. Class A	16,800	13
*	Hainan Haiqi Transportation Group Co. Ltd. Class A	4,500	13
	Beijing Wandong Medical Technology Co. Ltd. Class A	5,400	13
*	Henan Ancai Hi-Tech Co. Ltd. Class A	18,600	13
	Beijing Sanyuan Foods Co. Ltd. Class A	19,700	13
	Shenzhen Topraysolar Co. Ltd. Class A	24,900	13
	Xiangyu Medical Co. Ltd. Class A	1,656	13
	Hangzhou Sunrise Technology Co. Ltd. Class A	5,700	13
	Shanghai Chlor-Alkali Chemical Co. Ltd. Class A	8,900	13
*	Anyang Iron & Steel Inc. Class A	40,900	13

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shanghai Baosteel Packaging Co. Ltd. Class A	17,300	13
	Zhejiang Vie Science & Technology Co. Ltd. Class A	6,500	13
	Guangzhou Guangri Stock Co. Ltd. Class A	9,200	13
	HBIS Resources Co. Ltd. Class A	6,200	13
	Shenzhen Airport Co. Ltd. Class A	11,600	12
*	RiseSun Real Estate Development Co. Ltd. Class A	61,300	12
	NanJi E-Commerce Co. Ltd. Class A	23,700	12
*	Beijing Global Safety Technology Co. Ltd. Class A	3,500	12
	Tianjin Port Co. Ltd. Class A	17,000	12
*	Long Yuan Construction Group Co. Ltd. Class A	25,300	12
	Focused Photonics Hangzhou Inc. Class A	4,200	12
	Lier Chemical Co. Ltd. Class A	6,800	12
	Chongqing Pharscin Pharmaceutical Co. Ltd. Class A	4,900	12
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	27,600	12
	Zhejiang Garden Biopharmaceutical Co. Ltd. Class A	5,500	12
*	Beijing Baination Pictures Co. Ltd. Class A	13,300	12
	Shenzhen Center Power Tech Co. Ltd. Class A	3,900	12
	China Animal Husbandry Industry Co. Ltd. Class A	11,100	12
	Zhejiang China Light & Textile Industrial City Group Co. Ltd. Class A	21,400	12
	Keshun Waterproof Technologies Co. Ltd. Class A	16,460	12
*	Luoxin Pharmaceuticals Group Stock Co. Ltd. Class A	15,800	12
	Nanjing Xinjiekou Department Store Co. Ltd. Class A	10,700	12
	Jiangsu Gian Technology Co. Ltd. Class A	1,565	12
*	China Express Airlines Co. Ltd. Class A	9,600	12
	Qingdao Haier Biomedical Co. Ltd. Class A	2,543	12
	Zhende Medical Co. Ltd. Class A	3,500	12
*	Beijing Bohui Innovation Biotechnology Group Co. Ltd. Class A	14,500	12
	Anhui Huilong Agricultural Means of Production Co. Ltd. Class A	15,300	12
	Weihai Guangtai Airport Equipment Co. Ltd. Class A	7,800	12
	Winall Hi-Tech Seed Co. Ltd. Class A	8,960	12
*	Shenzhen Fine Made Electronics Group Co. Ltd. Class A	2,200	12
	Sansure Biotech Inc. Class A	4,179	12
	Beijing Dahao Technology Corp. Ltd. Class A	4,920	12
*	Jiangsu Lopal Tech Group Co. Ltd. Class A	6,000	12
*	Shenzhen Clou Electronics Co. Ltd. Class A	12,800	12
	Zhongtong Bus Holding Co. Ltd. Class A	7,200	12
*	Jiangsu Transimage Technology Co. Ltd. Class A	4,700	12
	Zhejiang Yonggui Electric Equipment Co. Ltd. Class A	4,800	12
	Shenzhen Topway Video Communication Co. Ltd. Class A	9,500	12
	Nanjing Cosmos Chemical Co. Ltd. Class A	5,880	12
	Ningxia Western Venture Industrial Co. Ltd. Class A	16,100	12
	Chongqing Road & Bridge Co. Ltd. Class A	11,900	12
*	Hanwang Technology Co. Ltd. Class A	3,500	12
*	Hainan Haiyao Co. Ltd. Class A	14,300	12
	Shenzhen Invt Electric Co. Ltd. Class A	9,100	12
*	Hunan New Wellful Co. Ltd. Class A	12,900	12
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd. Class A	8,700	11
	Rainbow Digital Commercial Co. Ltd. Class A	13,700	11
	Sunflower Pharmaceutical Group Co. Ltd. Class A	4,700	11
	Vatti Corp. Ltd. Class A	11,700	11
*	C&S Paper Co. Ltd. Class A	9,200	11
	Guangshen Railway Co. Ltd. Class A	24,400	11
	China Railway Tielong Container Logistics Co. Ltd. Class A	12,700	11
	Hangxiao Steel Structure Co. Ltd. Class A	28,100	11
	Ningbo Peacebird Fashion Co. Ltd. Class A	5,400	11
*	China Wuyi Co. Ltd. Class A	28,200	11
*	Shunfa Hengneng Corp. Class A	26,200	11
*	Shenzhen New Nanshan Holding Group Co. Ltd. Class A	28,400	11
	PharmaBlock Sciences Nanjing Inc. Class A	1,800	11
	Unilumin Group Co. Ltd. Class A	9,400	11
	Shenzhen Heungkong Holding Co. Ltd. Class A	47,600	11
	Time Publishing & Media Co. Ltd. Class A	9,100	11
	Fujian Expressway Development Co. Ltd. Class A	22,000	11
	Tianjin TEDA Resources Recycling Group Co. Ltd. Class A	17,600	11
	CITIC Press Corp. Class A	2,400	11
	Era Co. Ltd. Class A	18,600	11
*	Shenzhen Properties & Resources Development Group Ltd. Class A	8,800	11
*	Shandong Longda Meishi Co. Ltd. Class A	14,700	11
	Xiamen Jihong Technology Co. Ltd. Class A	4,500	11
	Zhejiang Hailide New Material Co. Ltd. Class A	12,000	11

ESG International Stock ETF
		Shares	Market Value• ($000)
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd. Class A	4,400	11
*	Hubei Century Network Technology Co. Ltd. Class A	5,200	11
	Zhejiang Tony Electronic Co. Ltd. Class A	3,300	11
	Jiangsu Lianyungang Port Co. Ltd. Class A	13,200	11
	Shanghai Hile Bio-Technology Co. Ltd. Class A	11,300	11
*	JinJian Cereals Industry Co. Ltd. Class A	11,300	11
*	Zhongnongfa Seed Industry Group Co. Ltd. Class A	12,600	11
	Huangshan Novel Co. Ltd. Class A	7,200	11
	Tianjin Tianyao Pharmaceutical Co. Ltd. Class A	18,900	11
*	Transwarp Technology Shanghai Co. Ltd. Class A	1,328	11
*	Shenzhen Silver Basis Technology Co. Ltd. Class A	8,100	11
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	13,000	10
*	Beijing SuperMap Software Co. Ltd. Class A	4,000	10
	Qingdao Eastsoft Communication Technology Co. Ltd. Class A	4,000	10
*	Guangdong Zhongnan Iron & Steel Co. Ltd. Class A	25,700	10
	Hunan Aihua Group Co. Ltd. Class A	3,800	10
*	Beijing VRV Software Corp. Ltd. Class A	10,400	10
	Sumavision Technologies Co. Ltd. Class A	11,000	10
	Jiangsu Huaxicun Co. Ltd. Class A	9,500	10
	China West Construction Group Co. Ltd. Class A	10,000	10
*	Guangdong Shenglu Telecommunication Tech Co. Ltd. Class A	7,700	10
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd. Class A	12,600	10
	Biem.L.Fdlkk Garment Co. Ltd. Class A	4,100	10
	Canny Elevator Co. Ltd. Class A	9,500	10
	Zhejiang Tianyu Pharmaceutical Co. Ltd. Class A	2,660	10
	Shandong Jinjing Science & Technology Co. Ltd. Class A	14,500	10
	Bros Eastern Co. Ltd. Class A	12,800	10
	Jiangsu Hongdou Industrial Co. Ltd. Class A	29,400	10
	Shenzhen Changhong Technology Co. Ltd. Class A	5,000	10
	Hangzhou Electronic Soul Network Technology Co. Ltd. Class A	3,100	10
	Jinlei Technology Co. Ltd. Class A	2,700	10
	Anhui Guangxin Agrochemical Co. Ltd. Class A	5,740	10
	Wuhan Keqian Biology Co. Ltd. Class A	3,714	10
	Qingdao Gaoce Technology Co. Ltd. Class A	6,407	10
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd. Class A	8,300	10
*	Piesat Information Technology Co. Ltd. Class A	1,895	10
*	Guangdong Yowant Technology Group Co. Ltd. Class A	11,000	10
	Yuneng Technology Co. Ltd. Class A	1,493	10
	Qingdao Citymedia Co. Ltd. Class A	9,900	10
	Luolai Lifestyle Technology Co. Ltd. Class A	7,200	9
	5I5J Holding Group Co. Ltd. Class A	20,800	9
	Sinosteel Engineering & Technology Co. Ltd. Class A	10,200	9
*	Rongan Property Co. Ltd. Class A	33,000	9
	Jinneng Science & Technology Co. Ltd. Class A	8,500	9
	Shinva Medical Instrument Co. Ltd. Class A	3,900	9
	Guangxi LiuYao Group Co. Ltd. Class A	3,500	9
	Shanghai Kelai Mechatronics Engineering Co. Ltd. Class A	3,200	9
	Shanghai Bright Power Semiconductor Co. Ltd. Class A	593	9
	Xilinmen Furniture Co. Ltd. Class A	3,600	9
*	Marssenger Kitchenware Co. Ltd. Class A	4,800	9
	JS Corrugating Machinery Co. Ltd. Class A	5,100	9
	Zhejiang Gongdong Medical Technology Co. Ltd. Class A	3,136	9
	Guizhou Tyre Co. Ltd. Class A	14,300	9
*	Zhejiang Huatong Meat Products Co. Ltd. Class A	5,900	9
*	Bright Eye Hospital Group Co. Ltd. Class A	1,600	9
*	Jiangsu General Science Technology Co. Ltd. Class A	13,800	9
	Joyoung Co. Ltd. Class A	5,800	8
*	Beijing North Star Co. Ltd. Class A	31,900	8
	Shandong Jincheng Pharmaceutical Group Co. Ltd. Class A	2,800	8
	Bear Electric Appliance Co. Ltd. Class A	1,100	8
	Ligao Foods Co. Ltd. Class A	1,200	8
	Jingjin Equipment Inc. Class A	3,760	8
*	Triumph New Energy Co. Ltd. Class A	5,200	8
	Jinghua Pharmaceutical Group Co. Ltd. Class A	7,900	8
	Wencan Group Co. Ltd. Class A	2,800	8
*	Cybrid Technologies Inc. Class A	5,100	8
	Shenzhen Hello Tech Energy Co. Ltd. Class A	861	8
	Tangshan Sunfar Silicon Industry Co. Ltd. Class A	3,900	8
*	Inner Mongolia OJing Science & Technology Co. Ltd. Class A	1,900	8
	Changchun BCHT Biotechnology Co. Ltd. Class A	2,431	8

ESG International Stock ETF
		Shares	Market Value• ($000)
	Shenzhen Xinyichang Technology Co. Ltd. Class A	798	8
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd. Class A	6,700	7
	Luoniushan Co. Ltd. Class A	7,800	7
	Renhe Pharmacy Co. Ltd. Class A	8,300	7
	Guangdong Shirongzhaoye Co. Ltd. Class A	9,600	7
	Shandong Xiantan Co. Ltd. Class A	7,300	7
	Guangzhou Zhiguang Electric Co. Ltd. Class A	7,900	7
	Luyang Energy-Saving Materials Co. Ltd.	4,400	7
*	Jolywood Suzhou Sunwatt Co. Ltd. Class A	7,800	7
	Lancy Co. Ltd. Class A	2,300	6
*	Zhejiang Orient Gene Biotech Co. Ltd. Class A	1,543	6
*	Truking Technology Ltd. Class A	4,900	6
*	Beijing Sinohytec Co. Ltd. Class A	1,911	6
	Baoxiniao Holding Co. Ltd. Class A	10,800	6
*	Beijing North Star Co. Ltd. Class H	44,000	5
	Chengzhi Co. Ltd. Class A	4,900	5
*,2	China Grand Automotive Services Group Co. Ltd.	47,600	5
*,2	Pengdu Agriculture & Animal Husbandry Co. Ltd.	95,300	5
	Shandong Head Group Co. Ltd. Class A	2,000	4
*,2	Orient Group Inc.	32,200	2
*,2	Yango Group Co. Ltd. Class A	15,800	—
*,2	Jiangsu Zhongnan Construction Group Co. Ltd.	41,700	—
*,2	Blivex Energy Technology Co. Ltd.	49,300	—
*,2	Zhejiang Akcome New Energy Technology Co. Ltd.	67,800	—
*,2	Ningxia Zhongyin Cashmere Co. Ltd.	10,700	—
			451,149
Colombia (0.0%)
	Grupo Cibest SA ADR	7,461	377
	Cementos Argos SA	106,005	263
			640
Czech Republic (0.0%)
	Komercni Banka A/S	15,629	764
[3]	Moneta Money Bank A/S	60,074	440
			1,204
Denmark (1.5%)
	Novo Nordisk A/S Class B	608,230	34,371
	DSV A/S	36,207	8,027
	Danske Bank A/S	122,114	5,026
	Novonesis Novozymes B	65,604	4,173
	Vestas Wind Systems A/S	191,796	3,818
*	Genmab A/S	12,287	3,067
	Coloplast A/S Class B	23,203	2,232
	Pandora A/S	14,863	2,055
	AP Moller - Maersk A/S Class B	893	1,840
	Tryg A/S	57,233	1,504
	Ringkjoebing Landbobank A/S	4,994	1,128
*	NKT A/S	10,435	994
*	Zealand Pharma A/S	13,792	948
	Jyske Bank A/S (Registered)	8,223	883
*	ALK-Abello A/S Class B	25,544	806
	AP Moller - Maersk A/S Class A	385	791
	Sydbank A/S	10,373	789
	FLSmidth & Co. A/S	9,548	652
*	Demant A/S	15,986	612
	ROCKWOOL A/S Class B	15,788	597
*	Bavarian Nordic A/S	14,074	522
*	GN Store Nord A/S	24,931	452
	Alm Brand A/S	135,109	377
	Ambu A/S Class B	24,837	376
*,3	Netcompany Group A/S	8,326	317
	H Lundbeck A/S	39,735	251
	Chemometec A/S	2,949	241
	Schouw & Co. A/S	2,154	200
	UIE plc	2,116	94
*	Dfds A/S	5,508	86
	H Lundbeck A/S Class A	15,796	83
*	NTG Nordic Transport Group A/S	2,817	81

ESG International Stock ETF
		Shares	Market Value• ($000)
	Gubra A/S	947	56
			77,449
Egypt (0.0%)
	Commercial International Bank - Egypt (CIB)	438,884	878
	Telecom Egypt Co.	88,389	84
*	EFG Holding S.A.E.	155,266	83
*	U Consumer Finance	67,463	12
			1,057
Finland (0.7%)
	Nordea Bank Abp	624,087	9,524
	Sampo OYJ Class A (XHEL)	414,263	4,754
	Nokia OYJ	956,276	4,117
	Kone OYJ Class B	58,919	3,706
	UPM-Kymmene OYJ	98,146	2,795
	Orion OYJ Class B	20,350	1,626
	Elisa OYJ	27,157	1,448
	Stora Enso OYJ	114,051	1,332
	Kesko OYJ Class B	50,794	1,127
	Valmet OYJ	27,751	965
	Huhtamaki OYJ	18,225	647
	Mandatum OYJ	78,468	539
	Sampo OYJ Class A	32,815	377
	TietoEVRY OYJ	18,797	351
*	Kojamo OYJ	27,087	332
	Kalmar OYJ Class B	6,698	308
[1]	Nokian Renkaat OYJ	22,781	214
[3]	Terveystalo OYJ	13,670	169
	Sanoma OYJ	12,140	152
	Revenio Group OYJ	3,692	103
*	YIT OYJ	24,844	94
	Tokmanni Group Corp.	7,897	86
	Finnair OYJ	14,604	54
	Citycon OYJ	10,816	46
*,2	Ahlstrom-Munksjo OYJ	884	18
			34,884
France (3.9%)
	Sanofi SA	204,865	20,325
	BNP Paribas SA	191,026	17,166
	EssilorLuxottica SA	55,048	16,792
	Hermes International SCA	6,466	15,836
	AXA SA	331,101	15,422
	L'Oreal SA Loyalty Shares	27,027	12,618
	Danone SA	120,803	10,083
	Societe Generale SA	136,201	8,405
	L'Oreal SA	16,661	7,779
	Legrand SA	47,891	7,293
	Orange SA	399,813	6,517
	Cie Generale des Etablissements Michelin SCA	130,823	4,738
	Publicis Groupe SA	43,196	3,989
	Kering SA	13,428	3,598
	STMicroelectronics NV	123,738	3,372
	Credit Agricole SA	175,625	3,213
	Accor SA	43,172	2,142
	Unibail-Rodamco-Westfield	18,504	1,925
	Eurofins Scientific SE	21,849	1,659
*	Alstom SA	67,907	1,633
	Klepierre SA	39,178	1,530
	Carrefour SA	105,552	1,528
	Renault SA	35,876	1,412
	Rexel SA	42,761	1,384
	Edenred SE	46,455	1,344
	Getlink SE	66,260	1,253
	BioMerieux	8,126	1,130
	SCOR SE	33,384	1,094
	Sartorius Stedim Biotech	5,312	1,089
	Aeroports de Paris SA	7,433	978
	Gecina SA	9,790	961
	Ipsen SA	6,830	929

ESG International Stock ETF
		Shares	Market Value• ($000)
	Elis SA	33,360	914
	Arkema SA	11,917	845
	Teleperformance SE	10,384	801
[3]	Amundi SA	10,503	776
	Covivio SA	10,486	687
[3]	Ayvens SA	47,498	526
	Wendel SE	5,194	501
	Sopra Steria Group	2,692	500
	SES SA Class A ADR	68,525	479
	Valeo SE	39,293	477
	Vivendi SE	124,049	444
	Eurazeo SE Loyalty Shares	5,773	378
*	Forvia SE (XPAR)	27,639	369
*	Air France-KLM	23,061	363
	Coface SA	18,992	358
	Virbac SACA	836	328
	Pluxee NV	15,299	312
	Sodexo SA Loyalty Shares	5,165	310
	VusionGroup	1,231	309
	IPSOS SA	7,121	296
	Sodexo SA	4,637	278
	Trigano SA	1,550	273
	Mercialys SA	20,700	263
*	ID Logistics Group SACA	529	254
	SEB SA Loyalty Shares	3,202	233
	Societe BIC SA	3,714	232
	Argan SA	2,948	223
	Sodexo SA Loyalty Shares 2025	3,622	217
	JCDecaux SE	12,464	215
	Carmila SA	9,992	201
*	SOITEC	4,542	189
	ICADE	7,703	187
	Vicat SACA	2,631	184
*	Ubisoft Entertainment SA	16,514	181
	Metropole Television SA	10,126	156
	Opmobility	9,613	155
	Imerys SA	5,907	151
*,1,3	Worldline SA	43,212	144
	Interparfums SA	3,836	142
	Television Francaise 1 SA	13,973	138
	Altarea SCA	1,106	131
	Sodexo SA Loyalty Shares 2026	2,080	125
	SEB SA	1,684	123
	Antin Infrastructure Partners SA	9,127	122
	Eurazeo SE Loyalty Shares 2026	1,826	119
[1]	Eramet SA	1,821	109
	Derichebourg SA	15,041	105
	Quadient SA	5,174	97
[1,3]	Verallia SA	3,347	96
	Peugeot Invest SA	1,006	91
*	Nexity SA	8,384	85
	Wavestone	1,467	84
	GL Events SACA	2,266	81
*,3	X-Fab Silicon Foundries SE	8,193	67
*,3	Elior Group SA	22,577	66
	Planisware SA	3,032	65
*,1	Eutelsat Communications SACA	16,879	61
	LISI SA	1,143	61
*	Voltalia SA (Registered)	7,203	57
	Manitou BF SA	2,452	54
	Equasens	986	53
	Fnac Darty SA	1,500	52
	Beneteau SACA	5,186	51
	LISI SA Loyalty Shares 2026	928	49
*	Forvia SE (MTAA)	2,833	37
*	OVH Groupe SA	2,981	36
	LISI SA Loyalty Shares	611	32
	Eurazeo SA	422	28

ESG International Stock ETF
		Shares	Market Value• ($000)
*,3	Aramis Group SAS	2,503	16
			195,279
Germany (5.2%)
	SAP SE	196,313	53,436
	Allianz SE (Registered)	73,548	31,095
	Deutsche Telekom AG (Registered)	627,791	22,974
	Deutsche Bank AG (Registered)	345,258	12,131
	Deutsche Boerse AG	34,895	10,271
	Infineon Technologies AG	247,409	10,127
	BASF SE	169,880	9,024
	Mercedes-Benz Group AG	143,512	8,982
	Deutsche Post AG	180,146	8,211
	adidas AG	31,765	6,180
	Bayer AG (Registered)	187,041	6,154
	Commerzbank AG	159,904	6,103
[1]	Bayerische Motoren Werke AG	54,608	5,713
	Daimler Truck Holding AG	95,239	4,480
	Vonovia SE	133,363	4,319
	Fresenius SE & Co. KGaA	78,520	4,269
	Hannover Rueck SE	11,337	3,301
[3]	Siemens Healthineers AG	56,181	3,111
	Merck KGaA	24,471	3,107
	Symrise AG Class A	25,185	2,439
*	Covestro AG (XETR)	31,472	2,187
	GEA Group AG	28,996	2,111
	Beiersdorf AG	18,235	2,100
	Fresenius Medical Care AG	40,124	2,068
	QIAGEN NV	40,850	1,903
	Henkel AG & Co. KGaA	23,623	1,816
	Continental AG	20,622	1,808
[3]	Scout24 SE	13,694	1,774
	Talanx AG	11,350	1,565
	Nemetschek SE	10,820	1,495
	Knorr-Bremse AG	12,780	1,335
*,3	Zalando SE	45,021	1,255
	LEG Immobilien SE	14,212	1,191
*,3	Delivery Hero SE Class A	42,083	1,116
	Deutsche Lufthansa AG (Registered)	119,070	1,110
	Evonik Industries AG	49,396	953
	KION Group AG	13,856	902
*	TUI AG	86,074	883
	Freenet AG	24,225	809
	Bechtle AG	16,653	757
	Rational AG	978	729
*,3	Auto1 Group SE	21,447	726
[1]	Aurubis AG	5,805	659
*	Nordex SE	23,973	587
*	Fraport AG Frankfurt Airport Services Worldwide	6,696	574
	TAG Immobilien AG	30,997	555
*	Aroundtown SA	133,064	528
	Puma SE	18,971	478
	flatexDEGIRO AG	14,413	477
	K+S AG (Registered)	33,842	457
	Krones AG	2,858	440
	LANXESS AG	14,949	424
	United Internet AG (Registered)	12,766	408
*	IONOS Group SE	8,964	400
	HUGO BOSS AG	7,596	374
[3]	DWS Group GmbH & Co. KGaA	5,781	359
	AIXTRON SE	22,461	330
	FUCHS SE	8,824	328
	Carl Zeiss Meditec AG	6,294	318
	Gerresheimer AG	6,147	310
	RTL Group SA	6,974	288
	Stroeer SE & Co. KGaA	5,772	280
*,3	Redcare Pharmacy NV	2,761	263
	Fielmann Group AG	4,293	261
	Schaeffler AG	37,317	258
*,3	TeamViewer SE	23,522	250

ESG International Stock ETF
		Shares	Market Value• ($000)
	Wacker Chemie AG	3,213	245
*	HelloFresh SE	27,112	240
*,3	Covestro AG	3,406	239
	Deutz AG	22,787	237
	Deutsche Wohnen SE	9,029	236
	Hornbach Holding AG & Co. KGaA	1,913	233
[3]	Befesa SA	7,081	228
	Duerr AG	8,588	213
	Kontron AG	7,086	203
	Sixt SE	1,992	197
	Atoss Software SE	1,549	186
	Jenoptik AG	9,233	184
*	Evotec SE	25,989	183
	Vossloh AG	1,722	170
*,1	ProSiebenSat.1 Media SE (XETR)	16,773	167
	Schott Pharma AG & Co. KGaA	6,188	165
*	Grand City Properties SA	12,215	158
	Eckert & Ziegler SE	7,590	153
	KWS Saat SE & Co. KGaA	1,927	146
[1]	Suedzucker AG	12,081	142
[3]	Deutsche Pfandbriefbank AG	22,278	138
*	Hypoport SE	802	134
	Wacker Neuson SE	4,504	132
*	CECONOMY AG	24,711	129
	CANCOM SE	4,617	124
	Stabilus SE	4,470	124
	1&1 AG	4,932	118
[1]	PNE AG	7,253	118
	Elmos Semiconductor SE	1,145	109
	Salzgitter AG	4,002	104
	Dermapharm Holding SE	2,689	103
	Pfeiffer Vacuum Technology AG	548	101
	GRENKE AG	4,838	96
	Norma Group SE	5,006	93
*	Douglas AG	6,141	87
[1]	Adtran Networks SE	3,418	84
	Siltronic AG	2,004	83
	Nagarro SE	1,263	78
	Wuestenrot & Wuerttembergische AG	4,084	67
*	SMA Solar Technology AG	2,524	67
	Energiekontor AG	1,282	65
	Adesso SE	614	63
	GFT Technologies SE	2,871	59
	Secunet Security Networks AG	256	58
*,1,3	Thyssenkrupp Nucera AG & Co. KGaA	5,235	56
[1]	ProSiebenSat.1 Media SE	5,592	55
	Deutsche Beteiligungs AG	1,809	53
	Deutsche EuroShop AG	2,227	49
	PATRIZIA SE	5,313	46
	STRATEC SE	1,330	42
	Verbio SE	3,048	38
*,1	BayWa AG	3,109	35
	Takkt AG	4,126	23
	Draegerwerk AG & Co. KGaA	311	20
			262,302
Greece (0.2%)
	National Bank of Greece SA	159,692	2,212
	Eurobank Ergasias Services & Holdings SA	507,120	1,864
	Piraeus Financial Holdings SA	208,562	1,614
	Alpha Bank SA	405,254	1,608
	JUMBO SA	22,091	788
	Hellenic Telecommunications Organization SA	29,243	544
	Titan SA	6,398	278
	Athens International Airport SA	11,913	148
	Aegean Airlines SA	8,428	141
	Hellenic Exchanges - Athens Stock Exchange SA	14,324	117
*	LAMDA Development SA	11,159	97
	Sarantis SA	4,643	79
*	Aktor SA Holding Co. Technical & Energy Projects	8,539	78

ESG International Stock ETF
		Shares	Market Value• ($000)
	Holding Co. ADMIE IPTO SA	18,833	75
	Fourlis Holdings SA	12,102	70
	Piraeus Port Authority SA	1,156	61
	Viohalco SA	6,060	46
	Autohellas Tourist & Trading SA	2,922	39
	Quest Holdings SA	3,842	34
	Ellaktor SA	13,171	21
	Ideal Holdings SA	2,821	20
			9,934
Hong Kong (1.5%)
	AIA Group Ltd.	2,033,400	19,326
	Hong Kong Exchanges & Clearing Ltd.	227,300	13,317
	Techtronic Industries Co. Ltd.	275,500	3,563
	Sun Hung Kai Properties Ltd.	277,000	3,272
	BOC Hong Kong Holdings Ltd.	680,000	3,087
	Link REIT	487,820	2,605
	Lenovo Group Ltd.	1,470,000	2,110
	Hang Seng Bank Ltd.	137,800	1,976
[3]	WH Group Ltd.	1,494,592	1,606
	Hongkong Land Holdings Ltd.	196,500	1,218
	Shenzhou International Group Holdings Ltd.	150,684	1,199
	MTR Corp. Ltd.	295,500	1,002
	Wharf Real Estate Investment Co. Ltd.	343,000	1,002
	SITC International Holdings Co. Ltd.	250,000	883
	Sino Land Co. Ltd.	740,000	882
	Henderson Land Development Co. Ltd.	250,400	869
	AAC Technologies Holdings Inc.	141,000	786
	Chow Tai Fook Jewellery Group Ltd.	342,200	643
	Swire Pacific Ltd. Class B	392,500	587
	Want Want China Holdings Ltd.	839,000	583
	Swire Properties Ltd.	209,200	568
	PRADA SpA	96,100	567
	PCCW Ltd.	825,590	557
[3]	Samsonite Group SA	248,400	541
	Wharf Holdings Ltd.	188,000	540
	ASMPT Ltd.	59,200	537
*	MMG Ltd.	703,200	470
	Orient Overseas International Ltd.	23,000	403
[1]	Guotai Junan International Holdings Ltd.	482,000	368
	Swire Pacific Ltd. Class A	40,000	343
	United Laboratories International Holdings Ltd.	174,000	343
	Hang Lung Properties Ltd.	328,000	335
	Xinyi Glass Holdings Ltd.	298,000	327
[3]	BOC Aviation Ltd.	35,200	316
*,3	Everest Medicines Ltd.	38,500	315
	Bank of East Asia Ltd.	186,800	308
	Kerry Properties Ltd.	108,500	281
	Yue Yuen Industrial Holdings Ltd.	136,000	240
	Hang Lung Group Ltd.	135,000	237
	Johnson Electric Holdings Ltd.	64,500	237
*	Vobile Group Ltd.	275,000	235
	Cathay Pacific Airways Ltd.	164,181	226
	VTech Holdings Ltd.	27,700	224
	Stella International Holdings Ltd.	103,500	224
	Hysan Development Co. Ltd.	116,000	218
*	New World Development Co. Ltd.	243,533	209
*,3	FIT Hon Teng Ltd.	307,000	188
*,3	CARsgen Therapeutics Holdings Ltd.	63,000	188
	Luk Fook Holdings International Ltd.	55,180	172
	DFI Retail Group Holdings Ltd.	52,400	167
	Man Wah Holdings Ltd.	263,600	160
	CTF Services Ltd.	152,000	152
	VSTECS Holdings Ltd.	108,000	151
	Fortune REIT	242,000	150
	Vitasoy International Holdings Ltd.	120,000	141
	Nexteer Automotive Group Ltd.	157,000	139
	Dah Sing Financial Holdings Ltd.	29,600	135
	HKBN Ltd.	186,500	121
	Shangri-La Asia Ltd.	186,000	109

ESG International Stock ETF
		Shares	Market Value• ($000)
	SUNeVision Holdings Ltd.	109,000	107
*,1	Realord Group Holdings Ltd.	64,000	97
*	Deep Source Holdings Ltd.	910,000	97
	Chow Sang Sang Holdings International Ltd.	55,000	95
	CITIC Telecom International Holdings Ltd.	287,000	95
	IGG Inc.	137,000	83
*	Envision Greenwise Holdings Ltd.	77,602	83
	Champion REIT	317,000	82
	China Travel International Investment Hong Kong Ltd.	412,000	80
	Value Partners Group Ltd.	216,000	80
	Dah Sing Banking Group Ltd.	58,800	79
	SmarTone Telecommunications Holdings Ltd.	110,000	66
*,2	Jinchuan Group International Resources Co. Ltd.	784,000	64
	Giordano International Ltd.	300,000	60
[1]	LK Technology Holdings Ltd.	87,500	60
	Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	40,000	47
	Cafe de Coral Holdings Ltd.	50,000	45
	K Wah International Holdings Ltd.	147,000	42
	KLN Logistics Group Ltd.	39,500	41
	Truly International Holdings Ltd.	258,000	40
*	Asia Cement China Holdings Corp.	93,000	33
	Hutchison Telecommunications Hong Kong Holdings Ltd.	218,000	31
	Prosperity REIT	172,000	31
	Texhong International Group Ltd.	49,000	30
*	Television Broadcasts Ltd.	53,900	26
*,3	IMAX China Holding Inc.	24,100	26
	C-Mer Medical Holdings Ltd.	96,000	25
	Far East Consortium International Ltd.	244,000	24
	Singamas Container Holdings Ltd.	246,000	23
*	Shun Tak Holdings Ltd.	180,000	17
	Sa Sa International Holdings Ltd.	190,000	15
			73,382
Hungary (0.1%)
	OTP Bank Nyrt.	44,178	3,853
	Richter Gedeon Nyrt.	24,900	755
	Magyar Telekom Telecommunications plc	53,080	302
	Opus Global Nyrt.	59,834	103
			5,013
Iceland (0.0%)
	Islandsbanki HF	378,912	379
[3]	Arion Banki HF	232,622	331
	Hagar hf	178,547	152
	Festi hf	50,621	121
	Reitir fasteignafelag hf	123,407	111
	Kvika banki hf	763,073	109
	Heimar HF	268,301	80
	Eimskipafelag Islands hf	20,593	56
	Sjova-Almennar Tryggingar hf	152,709	53
	Siminn HF	396,130	43
	Skagi Hf	252,748	39
*	Icelandair Group HF	2,957,458	24
			1,498
India (5.0%)
	HDFC Bank Ltd.	2,159,462	23,308
	ICICI Bank Ltd.	1,003,934	15,907
	Infosys Ltd.	672,153	11,274
	Bharti Airtel Ltd. (XNSE)	502,386	10,768
	Bajaj Finance Ltd.	540,061	5,380
	Axis Bank Ltd.	440,163	5,219
	Hindustan Unilever Ltd.	169,105	5,099
	Kotak Mahindra Bank Ltd.	209,118	4,651
	Maruti Suzuki India Ltd.	24,896	4,178
	Sun Pharmaceutical Industries Ltd.	207,521	3,754
	HCL Technologies Ltd.	199,925	3,296
	State Bank of India	341,233	3,106
*	Eternal Ltd.	871,698	3,106
	Titan Co. Ltd.	71,591	2,947
	Power Grid Corp. of India Ltd.	871,628	2,724

ESG International Stock ETF
		Shares	Market Value• ($000)
	Asian Paints Ltd.	85,229	2,435
[3]	InterGlobe Aviation Ltd.	36,220	2,322
	Jio Financial Services Ltd.	620,788	2,196
	Trent Ltd.	35,334	2,124
	Cipla Ltd.	104,876	1,890
	Max Healthcare Institute Ltd.	143,632	1,881
	Nestle India Ltd.	135,516	1,777
	TVS Motor Co. Ltd. (XNSE)	46,942	1,744
	Dr Reddy's Laboratories Ltd.	121,530	1,738
	Eicher Motors Ltd.	24,938	1,726
[3]	SBI Life Insurance Co. Ltd.	83,183	1,703
	Apollo Hospitals Enterprise Ltd.	19,380	1,674
	Divi's Laboratories Ltd.	23,923	1,663
	Bajaj Finserv Ltd.	75,177	1,632
	Shriram Finance Ltd.	246,842	1,626
	Wipro Ltd.	571,177	1,615
[3]	HDFC Life Insurance Co. Ltd.	176,655	1,547
	Tata Consumer Products Ltd.	127,864	1,545
*,3	Avenue Supermarts Ltd.	28,592	1,542
	Britannia Industries Ltd.	22,417	1,480
	Varun Beverages Ltd.	265,470	1,467
	Indian Hotels Co. Ltd. Class A	170,019	1,463
	Hero MotoCorp Ltd.	24,438	1,409
	Cholamandalam Investment & Finance Co. Ltd.	84,718	1,367
	Bajaj Auto Ltd.	13,539	1,325
*	Suzlon Energy Ltd.	2,026,334	1,299
	Coforge Ltd.	64,602	1,262
	Persistent Systems Ltd.	20,989	1,261
*	PB Fintech Ltd.	62,175	1,249
	Dixon Technologies India Ltd.	6,176	1,170
[3]	HDFC Asset Management Co. Ltd.	18,341	1,136
	Info Edge India Ltd.	72,974	1,124
	Bharti Airtel Ltd.	68,326	1,120
	Godrej Consumer Products Ltd.	74,338	1,048
	Pidilite Industries Ltd.	29,025	1,004
	DLF Ltd.	117,829	988
	Lupin Ltd.	44,990	968
*	Indus Towers Ltd.	247,527	951
	Fortis Healthcare Ltd.	91,031	941
[3]	ICICI Lombard General Insurance Co. Ltd.	44,299	925
	REC Ltd.	231,157	918
*	Max Financial Services Ltd.	49,019	890
*	One 97 Communications Ltd.	64,703	886
	BSE Ltd.	36,784	875
	SRF Ltd.	27,118	872
	Samvardhana Motherson International Ltd.	823,903	866
	UPL Ltd.	106,373	864
	Marico Ltd.	97,777	804
	Torrent Pharmaceuticals Ltd.	19,773	798
[3]	Laurus Labs Ltd.	80,510	782
	Ashok Leyland Ltd.	542,174	780
*	Yes Bank Ltd.	3,535,646	766
	Havells India Ltd.	43,924	761
	Federal Bank Ltd.	339,696	739
	Aurobindo Pharma Ltd.	61,409	715
	Bajaj Holdings & Investment Ltd.	4,923	713
	Bosch Ltd.	1,562	708
	Embassy Office Parks REIT	160,719	707
[3]	Lodha Developers Ltd.	51,725	700
	Glenmark Pharmaceuticals Ltd.	31,976	697
	Coromandel International Ltd.	26,000	681
	Tube Investments of India Ltd.	20,186	678
	Voltas Ltd.	43,394	676
	Mphasis Ltd.	20,963	661
	Dabur India Ltd.	110,911	655
	Colgate-Palmolive India Ltd.	24,670	653
	Sundaram Finance Ltd.	12,792	652
	Zydus Lifesciences Ltd.	58,331	650
*	FSN E-Commerce Ventures Ltd.	248,625	649
	PI Industries Ltd.	15,235	639

ESG International Stock ETF
		Shares	Market Value• ($000)
	IDFC First Bank Ltd.	826,809	637
*	Delhivery Ltd.	114,361	607
	Bank of Baroda	228,646	604
*	Phoenix Mills Ltd.	34,932	596
	Muthoot Finance Ltd.	19,654	589
*	Godrej Properties Ltd.	26,513	586
	Supreme Industries Ltd.	11,512	584
	Page Industries Ltd.	1,136	571
	Indian Railway Catering & Tourism Corp. Ltd.	72,497	569
[3]	AU Small Finance Bank Ltd.	68,743	560
	Punjab National Bank	487,745	558
	Blue Star Ltd.	25,229	539
	Hitachi Energy India Ltd.	2,435	528
	Prestige Estates Projects Ltd.	29,602	525
	NHPC Ltd.	594,903	521
	UNO Minda Ltd.	35,202	510
	SBI Cards & Payment Services Ltd.	55,604	507
	360 ONE WAM Ltd.	43,688	505
	Jubilant Foodworks Ltd.	70,851	504
*	Adani Green Energy Ltd.	48,499	503
	Oracle Financial Services Software Ltd.	5,252	494
	Astral Ltd.	31,771	490
	Oberoi Realty Ltd.	26,593	486
*	Adani Energy Solutions Ltd.	55,279	480
	KEI Industries Ltd.	11,017	477
*	GMR Airports Ltd.	481,630	471
	Crompton Greaves Consumer Electricals Ltd.	125,006	468
	Patanjali Foods Ltd.	23,136	467
[3]	ICICI Prudential Life Insurance Co. Ltd.	68,125	463
[3]	Indian Railway Finance Corp. Ltd.	342,905	459
	Balkrishna Industries Ltd.	17,054	443
	LIC Housing Finance Ltd.	69,417	437
	Alkem Laboratories Ltd.	7,274	437
[3]	Sona Blw Precision Forgings Ltd.	85,030	427
*	Vodafone Idea Ltd.	5,767,054	425
	Ipca Laboratories Ltd.	26,637	418
	Union Bank of India Ltd.	289,632	410
	Canara Bank	344,228	405
*	Kalyan Jewellers India Ltd.	70,213	402
	Tata Elxsi Ltd.	6,520	387
	KPIT Technologies Ltd.	28,466	384
	Computer Age Management Services Ltd.	9,109	383
	Multi Commodity Exchange of India Ltd.	4,529	380
	Cholamandalam Financial Holdings Ltd.	19,397	380
	Tata Communications Ltd.	21,519	378
	Dalmia Bharat Ltd.	13,862	378
	Rail Vikas Nigam Ltd.	109,587	376
*	Aditya Birla Capital Ltd.	117,485	370
[3]	Brookfield India Real Estate Trust	101,748	369
	Hindustan Zinc Ltd.	76,606	365
	Indian Bank	48,500	359
	Exide Industries Ltd.	78,078	351
	Mahindra & Mahindra Financial Services Ltd.	120,229	346
*,3	Krishna Institute of Medical Sciences Ltd.	41,082	337
*	Kaynes Technology India Ltd.	4,745	329
	Navin Fluorine International Ltd.	6,129	326
	Biocon Ltd.	80,128	317
	Apollo Tyres Ltd.	59,914	314
	Schaeffler India Ltd.	6,954	305
	Central Depository Services India Ltd.	18,380	297
[3]	Gland Pharma Ltd.	13,857	294
	Tata Chemicals Ltd.	27,875	291
*	Amber Enterprises India Ltd.	3,519	290
	Manappuram Finance Ltd.	96,977	287
[3]	Aster DM Healthcare Ltd.	42,048	287
	Redington Ltd.	103,157	282
	JB Chemicals & Pharmaceuticals Ltd.	14,279	279
[3]	Nippon Life India Asset Management Ltd.	31,168	277
	Berger Paints India Ltd.	45,068	273
[3]	Bandhan Bank Ltd.	147,824	271

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bharti Hexacom Ltd.	13,274	267
	Piramal Enterprises Ltd.	20,676	263
	Motilal Oswal Financial Services Ltd.	26,606	259
	Brigade Enterprises Ltd.	24,310	255
	Gujarat Fluorochemicals Ltd.	6,540	253
	Deepak Nitrite Ltd.	12,319	250
	Narayana Hrudayalaya Ltd.	12,555	250
	Linde India Ltd.	3,453	250
*	AWL Agri Business Ltd.	86,880	248
[3]	Dr Lal PathLabs Ltd.	6,443	242
[3]	PNB Housing Finance Ltd.	28,161	241
*,3	RBL Bank Ltd.	81,059	240
	GlaxoSmithKline Pharmaceuticals Ltd.	7,548	238
[3]	Syngene International Ltd.	32,973	234
[3]	General Insurance Corp. of India	56,826	234
	Sundram Fasteners Ltd.	19,854	230
*	Wockhardt Ltd.	14,202	230
	Emami Ltd.	34,857	227
	Amara Raja Energy & Mobility Ltd.	20,017	225
*	EID Parry India Ltd.	17,405	222
*	Poonawalla Fincorp Ltd.	45,159	221
	Firstsource Solutions Ltd.	55,301	220
	Piramal Pharma Ltd.	105,782	220
	Neuland Laboratories Ltd.	1,443	220
*	Affle 3i Ltd.	10,011	217
	Escorts Kubota Ltd.	5,344	216
	Karur Vysya Bank Ltd.	88,797	216
	KEC International Ltd.	23,374	214
	UTI Asset Management Co. Ltd.	14,665	214
	Zee Entertainment Enterprises Ltd.	162,209	213
	Five-Star Business Finance Ltd.	34,358	212
*	Star Health & Allied Insurance Co. Ltd.	41,406	210
	LMW Ltd.	1,304	209
	Ajanta Pharma Ltd.	7,402	208
*	Inox Wind Ltd.	132,051	207
	Motherson Sumi Wiring India Ltd.	435,700	206
	Atul Ltd.	2,874	205
	NBCC India Ltd.	182,813	204
	CRISIL Ltd.	3,614	204
	SKF India Ltd.	4,051	204
	Housing & Urban Development Corp. Ltd.	87,323	203
*	IIFL Finance Ltd.	41,448	201
*	AIA Engineering Ltd.	5,809	201
	Carborundum Universal Ltd.	19,313	200
	Thermax Ltd.	5,464	199
	Angel One Ltd.	7,920	199
	KPR Mill Ltd.	17,687	198
	ZF Commercial Vehicle Control Systems India Ltd.	1,236	197
[3]	Endurance Technologies Ltd.	6,057	197
	Kfin Technologies Ltd.	16,937	196
	Kajaria Ceramics Ltd.	14,110	194
	Happiest Minds Technologies Ltd.	30,351	194
	Sammaan Capital Ltd.	137,240	193
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	12,265	193
*	Indian Renewable Energy Development Agency Ltd.	118,935	190
	Anand Rathi Wealth Ltd.	5,975	189
	Nuvama Wealth Management Ltd.	2,578	187
	Himadri Speciality Chemical Ltd.	37,070	187
[3]	Home First Finance Co. India Ltd.	13,504	187
	eClerx Services Ltd.	3,887	186
*	Cohance Lifesciences Ltd.	18,304	183
[3]	Mindspace Business Parks REIT	38,203	183
	Aditya Birla Real Estate Ltd.	9,118	181
	IRB Infrastructure Developers Ltd.	371,279	181
	Acutaas Chemicals Ltd.	11,270	180
	Zensar Technologies Ltd.	20,622	179
*,3	Lemon Tree Hotels Ltd.	95,313	179
*	Onesource Specialty Pharma Ltd.	8,362	179
	Chambal Fertilisers & Chemicals Ltd.	28,577	175
*	IndusInd Bank Ltd.	20,487	172

ESG International Stock ETF
		Shares	Market Value• ($000)
	Whirlpool of India Ltd.	11,377	168
	Craftsman Automation Ltd.	2,148	168
	Bank of Maharashtra	283,968	167
	Honeywell Automation India Ltd.	375	165
*	CreditAccess Grameen Ltd.	10,221	162
	EIH Ltd.	35,540	161
[3]	Eris Lifesciences Ltd.	7,825	160
*	Devyani International Ltd.	80,824	160
*	PVR Inox Ltd.	12,518	159
	Elgi Equipments Ltd.	29,769	159
	Gillette India Ltd.	1,378	158
	City Union Bank Ltd.	70,998	158
*	Chalet Hotels Ltd.	13,805	158
*	Godrej Industries Ltd.	11,232	157
	Aarti Industries Ltd.	36,391	155
	Natco Pharma Ltd.	15,901	155
	Techno Electric & Engineering Co. Ltd.	8,977	154
	Intellect Design Arena Ltd.	13,756	152
*	Sapphire Foods India Ltd.	40,718	151
	PG Electroplast Ltd.	24,887	151
	Bata India Ltd.	12,060	150
[3]	Paradeep Phosphates Ltd.	61,016	150
	Hindustan Copper Ltd.	57,284	149
	Sumitomo Chemical India Ltd.	23,061	148
*	Sudarshan Chemical Industries Ltd.	8,735	148
[3]	IndiaMart InterMesh Ltd.	4,968	146
	Poly Medicure Ltd.	6,152	146
	TVS Holdings Ltd.	1,075	145
	JM Financial Ltd.	71,695	144
	Granules India Ltd.	25,705	144
*	Aavas Financiers Ltd.	8,103	140
	Aptus Value Housing Finance India Ltd.	38,872	140
	Rainbow Children's Medicare Ltd.	8,178	139
	Ceat Ltd.	3,877	138
	Grindwell Norton Ltd.	7,784	138
	Bayer CropScience Ltd.	2,304	137
	Jubilant Pharmova Ltd.	11,646	135
	V-Guard Industries Ltd.	32,871	135
	Sobha Ltd.	8,229	134
	VA Tech Wabag Ltd.	8,055	133
[3]	PowerGrid Infrastructure Investment Trust	129,298	133
	Balrampur Chini Mills Ltd.	21,686	132
*	Go Digit General Insurance Ltd.	32,564	132
*	Asahi India Glass Ltd.	13,844	131
	SJVN Ltd.	123,718	131
	Swan Energy Ltd.	26,077	131
[3]	Indian Energy Exchange Ltd.	81,790	130
*	Nazara Technologies Ltd.	9,896	130
	JK Lakshmi Cement Ltd.	12,222	128
	Can Fin Homes Ltd.	15,638	127
	Shyam Metalics & Energy Ltd.	12,282	126
	Triveni Turbine Ltd.	21,220	125
	CCL Products India Ltd.	12,568	124
	Anant Raj Ltd.	20,748	122
	Sonata Software Ltd.	30,435	121
	Edelweiss Financial Services Ltd.	99,055	120
*	Medplus Health Services Ltd.	12,612	120
	CMS Info Systems Ltd.	25,646	119
	LT Foods Ltd.	24,621	118
*	Embassy Developments Ltd.	109,715	117
	Olectra Greentech Ltd.	6,685	117
	Finolex Industries Ltd.	48,299	116
	Godawari Power & Ispat Ltd.	43,678	115
	Aditya Birla Sun Life Asset Management Co. Ltd.	12,005	114
*	Jyoti CNC Automation Ltd.	11,022	114
	ITD Cementation India Ltd.	14,012	113
	Finolex Cables Ltd.	11,998	112
*,3	Metropolis Healthcare Ltd.	4,469	111
	BASF India Ltd.	2,087	109
	Strides Pharma Science Ltd.	10,999	108

ESG International Stock ETF
		Shares	Market Value• ($000)
	Transformers & Rectifiers India Ltd.	19,212	107
	Alembic Pharmaceuticals Ltd.	9,875	105
[3]	IRCON International Ltd.	57,566	105
	Supreme Petrochem Ltd.	12,053	104
*	Aadhar Housing Finance Ltd.	18,236	104
	Jubilant Ingrevia Ltd.	12,412	102
*	Schneider Electric Infrastructure Ltd.	10,147	99
	Bikaji Foods International Ltd.	11,094	99
	IDBI Bank Ltd.	100,582	98
	Ramkrishna Forgings Ltd.	15,246	98
	Westlife Foodworld Ltd.	11,967	97
[3]	Sansera Engineering Ltd.	6,714	97
	Elecon Engineering Co. Ltd.	15,333	96
	Time Technoplast Ltd.	18,453	96
	Procter & Gamble Health Ltd.	1,315	95
	Century Plyboards India Ltd.	11,074	94
	Safari Industries India Ltd.	3,864	94
*	Ola Electric Mobility Ltd.	152,944	94
	Newgen Software Technologies Ltd.	9,279	93
*	Concord Biotech Ltd.	4,855	93
	Vijaya Diagnostic Centre Ltd.	8,101	93
	DCM Shriram Ltd.	6,563	92
	Gravita India Ltd.	5,012	92
	Vardhman Textiles Ltd.	18,985	91
	Shakti Pumps India Ltd.	9,941	91
	Vesuvius India Ltd.	15,938	91
	AstraZeneca Pharma India Ltd.	940	90
	RR Kabel Ltd.	6,800	90
[3]	KPI Green Energy Ltd.	16,531	90
	Prudent Corporate Advisory Services Ltd.	2,839	90
[3]	New India Assurance Co. Ltd.	41,672	89
	Vinati Organics Ltd.	4,540	88
	Voltamp Transformers Ltd.	989	88
	Caplin Point Laboratories Ltd.	3,703	88
	CIE Automotive India Ltd.	19,896	87
*	Aditya Birla Fashion & Retail Ltd.	99,633	87
	Arvind Ltd.	27,116	86
[3]	Godrej Agrovet Ltd.	10,211	86
	South Indian Bank Ltd.	255,395	85
	PTC India Ltd.	42,916	85
	Gujarat Pipavav Port Ltd.	50,252	85
[3]	Tejas Networks Ltd.	12,805	85
	Doms Industries Ltd.	3,075	85
	Vedant Fashions Ltd.	9,932	84
	Action Construction Equipment Ltd.	7,077	84
*	NMDC Steel Ltd.	192,559	83
	Gujarat State Fertilizers & Chemicals Ltd.	36,863	83
	Jyothy Labs Ltd.	21,474	83
	Syrma SGS Technology Ltd.	9,784	83
*	Gokaldas Exports Ltd.	10,847	83
	Mrs Bectors Food Specialities Ltd.	5,328	83
*	SBFC Finance Ltd.	68,853	83
	Sun TV Network Ltd.	13,364	82
*	Honasa Consumer Ltd.	24,651	82
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	13,638	81
	Care Ratings Ltd.	4,496	80
	Tanla Platforms Ltd.	11,484	80
	Mastek Ltd.	2,925	80
*,3	Ujjivan Small Finance Bank Ltd.	165,292	80
	Arvind Fashions Ltd.	13,438	79
*	Shilpa Medicare Ltd.	8,259	79
	Jammu & Kashmir Bank Ltd.	69,532	78
	JK Tyre & Industries Ltd.	21,499	78
	Jupiter Wagons Ltd.	21,508	78
	BLS International Services Ltd.	18,726	78
*	SignatureGlobal India Ltd.	6,286	78
	Graphite India Ltd.	13,217	77
*	IFCI Ltd.	130,566	76
*	Nuvoco Vistas Corp. Ltd.	14,469	75
	Archean Chemical Industries Ltd.	10,131	75

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Eureka Forbes Ltd.	11,555	74
	PNC Infratech Ltd.	21,196	73
	Fine Organic Industries Ltd.	1,380	73
	RITES Ltd.	26,289	73
	Zydus Wellness Ltd.	3,126	72
	Jupiter Life Line Hospitals Ltd.	4,498	72
*	Valor Estate Ltd.	37,366	72
	Karnataka Bank Ltd.	36,222	70
	Marksans Pharma Ltd.	36,440	70
	KRBL Ltd.	14,242	70
	Akzo Nobel India Ltd.	1,800	70
	EPL Ltd.	27,302	70
	Garware Technical Fibres Ltd.	8,057	70
	Minda Corp. Ltd.	12,445	70
	Netweb Technologies India Ltd.	2,811	70
	IIFL Capital Services Ltd.	20,617	69
	Welspun Living Ltd.	55,642	69
	Genus Power Infrastructures Ltd.	18,537	69
	Bombay Burmah Trading Co.	3,378	67
	Alkyl Amines Chemicals	2,943	67
*	VIP Industries Ltd.	14,063	67
*,3	Equitas Small Finance Bank Ltd.	117,793	67
*	Network18 Media & Investments Ltd.	112,065	67
	Blue Dart Express Ltd.	1,046	66
	Mahindra Lifespace Developers Ltd.	16,565	66
	AurionPro Solutions Ltd.	4,415	66
	Rallis India Ltd.	16,583	65
	Clean Science & Technology Ltd.	4,873	65
*	Sterling & Wilson Renewable	21,526	64
*	Pricol Ltd.	12,258	64
*	Rategain Travel Technologies Ltd.	10,956	64
*	V-Mart Retail Ltd.	7,392	62
	Relaxo Footwears Ltd.	11,513	62
*	Restaurant Brands Asia Ltd.	68,950	62
	Capri Global Capital Ltd.	29,503	62
	Saregama India Ltd.	11,090	61
	Cera Sanitaryware Ltd.	854	61
	Suprajit Engineering Ltd.	11,965	61
	Bajaj Electricals Ltd.	9,251	60
	Electrosteel Castings Ltd.	53,872	60
*	Sterlite Technologies Ltd.	45,252	59
	Trident Ltd.	187,460	58
	ION Exchange India Ltd.	12,312	58
*	Raymond Lifestyle Ltd.	4,580	58
	Orient Electric Ltd.	23,155	56
	Triveni Engineering & Industries Ltd.	13,964	56
*	Tata Teleservices Maharashtra Ltd.	85,777	55
*	Chemplast Sanmar Ltd.	11,255	55
*	Borosil Renewables Ltd.	8,844	55
	Tamilnad Mercantile Bank Ltd.	11,483	55
	Rhi Magnesita India Ltd.	10,072	54
	G R Infraprojects Ltd.	3,796	54
	Thomas Cook India Ltd.	26,428	53
	Gateway Distriparks Ltd.	72,920	53
	KNR Constructions Ltd.	24,359	53
	Texmaco Rail & Engineering Ltd.	33,832	53
	Railtel Corp. of India Ltd.	14,223	53
	JBM Auto Ltd.	7,860	53
	JK Paper Ltd.	12,236	52
[3]	IRB InvIT Fund	73,027	52
	Cello World Ltd.	8,481	52
*	Bajaj Consumer Care Ltd.	18,816	50
	GMM Pfaudler Ltd.	3,738	50
	DCB Bank Ltd.	34,932	49
	NIIT Learning Systems Ltd.	13,096	49
*	ISGEC Heavy Engineering Ltd.	4,401	49
	Rain Industries Ltd.	31,205	48
*	Alok Industries Ltd.	241,996	48
	TTK Prestige Ltd.	6,400	48
	Garware Hi-Tech Films Ltd.	1,568	48

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Infibeam Avenues Ltd.	261,334	46
*	Sheela Foam Ltd.	5,702	45
*	TVS Supply Chain Solutions Ltd.	31,467	44
	Anup Engineering Ltd.	1,748	44
	Kaveri Seed Co. Ltd.	3,282	43
*	TeamLease Services Ltd.	2,055	42
	NOCIL Ltd.	20,920	42
*	Raymond Ltd.	6,055	41
	Orient Cement Ltd.	16,763	41
*	Ashoka Buildcon Ltd.	20,729	41
	Galaxy Surfactants Ltd.	1,566	40
	Balaji Amines Ltd.	2,333	39
*	Jai Balaji Industries Ltd.	33,135	39
*	Dhani Services Ltd.	54,932	38
	Polyplex Corp. Ltd.	3,353	38
	Pfizer Ltd.	627	37
	Symphony Ltd.	3,473	37
	Route Mobile Ltd.	3,515	34
	Campus Activewear Ltd.	11,285	34
*	Just Dial Ltd.	3,559	33
[3]	Quess Corp. Ltd.	10,991	33
	Paisalo Digital Ltd.	91,590	31
*	Sun Pharma Advanced Research Co. Ltd.	18,416	29
	Vaibhav Global Ltd.	10,869	25
	NIIT Ltd.	13,822	17
	Allcargo Logistics Ltd.	43,908	16
*,2	STL Networks Ltd.	45,252	13
*,2	Advent Hotels International Pvt Ltd.	3,736	13
	Vakrangee Ltd.	86,136	8
*,2	TVS Motor Co. Ltd.	187,768	—
			252,277
Indonesia (0.4%)
	Bank Central Asia Tbk. PT	9,400,816	4,606
	Bank Rakyat Indonesia Persero Tbk. PT	12,687,396	3,114
	Bank Mandiri Persero Tbk. PT	8,340,140	2,390
	Telkom Indonesia Persero Tbk. PT	8,484,000	1,623
*	Amman Mineral Internasional PT	2,325,500	1,108
	Bank Negara Indonesia Persero Tbk. PT	2,415,700	641
*	GoTo Gojek Tokopedia Tbk. PT Class A	164,241,500	577
	Sumber Alfaria Trijaya Tbk. PT	3,936,300	525
*	Barito Pacific Tbk. PT	3,746,161	497
	Indofood Sukses Makmur Tbk. PT	854,600	386
	Charoen Pokphand Indonesia Tbk. PT	1,367,300	354
*	Merdeka Copper Gold Tbk. PT	2,192,700	331
	Kalbe Farma Tbk. PT	3,724,200	275
*	Bumi Resources Minerals Tbk. PT	9,593,000	275
	Elang Mahkota Teknologi Tbk. PT	3,000,500	221
	Indofood CBP Sukses Makmur Tbk. PT	391,500	213
	Indah Kiat Pulp & Paper Tbk. PT	426,100	198
	Medikaloka Hermina Tbk. PT	1,529,600	154
	XLSMART Telecom Sejahtera Tbk. PT	837,150	140
*	Bank Jago Tbk. PT	916,900	126
	Indosat Tbk. PT	975,200	119
	Mitra Keluarga Karyasehat Tbk. PT	883,900	118
	Dayamitra Telekomunikasi PT	3,106,300	110
	Unilever Indonesia Tbk. PT	1,013,300	104
	Bank Syariah Indonesia Tbk. PT	612,200	101
	Ciputra Development Tbk. PT	1,616,400	100
	Mitra Adiperkasa Tbk. PT	1,332,000	97
	Vale Indonesia Tbk. PT	412,253	94
	Sarana Menara Nusantara Tbk. PT	2,422,000	90
	Cisarua Mountain Dairy PT Tbk.	279,100	85
	Indocement Tunggal Prakarsa Tbk. PT	197,100	84
	Trimegah Bangun Persada Tbk. PT	1,337,893	84
	Mayora Indah Tbk. PT	570,300	73
	Japfa Comfeed Indonesia Tbk. PT	728,500	72
	Jasa Marga Persero Tbk. PT	344,300	70
	Pakuwon Jati Tbk. PT	2,817,300	64
*	Bukalapak.com PT Tbk.	6,046,400	64

ESG International Stock ETF
		Shares	Market Value• ($000)
	Map Aktif Adiperkasa PT	1,628,800	62
*	Siloam International Hospitals Tbk. PT	419,600	56
	Summarecon Agung Tbk. PT	2,027,206	55
	Avia Avian Tbk. PT	2,084,900	53
	Bank Tabungan Negara Persero Tbk. PT	659,148	52
	BFI Finance Indonesia Tbk. PT	1,106,500	51
	PT Tower Bersama Infrastructure Tbk.	418,292	49
*	MNC Digital Entertainment Tbk. PT	1,605,000	48
*	Bumi Serpong Damai Tbk. PT	717,600	47
	Bank Pan Indonesia Tbk. PT	624,100	44
*,2	Waskita Karya Persero Tbk. PT	3,046,719	37
*	Lippo Karawaci Tbk. PT	5,486,600	35
	Aspirasi Hidup Indonesia Tbk. PT	1,279,700	35
	Surya Citra Media Tbk. PT	1,799,700	35
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	358,500	29
*	Bank Neo Commerce Tbk. PT	1,417,538	29
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	872,600	27
	Bank BTPN Syariah Tbk. PT	276,900	25
*	Panin Financial Tbk. PT	1,525,900	24
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	462,726	22
	Matahari Department Store Tbk. PT	218,000	21
	Bank Danamon Indonesia Tbk. PT	109,100	17
*	Media Nusantara Citra Tbk. PT	608,900	9
			20,145
Ireland (0.2%)
	AIB Group plc	389,789	3,167
	Kerry Group plc Class A	31,143	2,852
	Bank of Ireland Group plc	187,711	2,776
	Kingspan Group plc	29,109	2,246
	Glanbia plc (XDUB)	32,773	545
	Cairn Homes plc	101,784	263
	Dalata Hotel Group plc	34,012	254
	Glanbia plc (XLON)	28	—
			12,103
Israel (0.7%)
	Bank Leumi Le-Israel BM	283,406	5,446
	Bank Hapoalim BM	252,344	4,932
	Israel Discount Bank Ltd. Class A	235,364	2,332
	Mizrahi Tefahot Bank Ltd.	28,634	1,870
*	Nice Ltd.	12,063	1,700
*	Nova Ltd.	5,661	1,505
	Phoenix Financial Ltd.	42,394	1,499
*	Tower Semiconductor Ltd.	21,922	1,311
	ICL Group Ltd.	136,472	887
	Bezeq The Israeli Telecommunication Corp. Ltd.	453,250	833
*	Enlight Renewable Energy Ltd.	26,514	751
	First International Bank of Israel Ltd.	10,182	722
	Harel Insurance Investments & Financial Services Ltd.	21,538	717
	Clal Insurance Enterprises Holdings Ltd.	12,974	666
	Azrieli Group Ltd.	6,729	645
	Next Vision Stabilized Systems Ltd.	11,176	465
*	Camtek Ltd.	5,371	461
	Menora Mivtachim Holdings Ltd.	3,984	386
	Tel Aviv Stock Exchange Ltd.	14,943	347
	FIBI Holdings Ltd.	4,512	342
	Alony Hetz Properties & Investments Ltd.	27,583	313
	Reit 1 Ltd.	38,836	282
	Hilan Ltd.	3,207	254
	Strauss Group Ltd.	9,634	254
	Matrix IT Ltd.	6,530	230
	Sapiens International Corp. NV	5,314	227
*	Fattal Holdings 1998 Ltd.	1,317	215
	Electra Ltd.	359	214
	Partner Communications Co. Ltd.	22,232	208
	Mega Or Holdings Ltd.	4,166	203
	One Software Technologies Ltd.	7,504	183
	Ashtrom Group Ltd.	8,267	169
*	Cellcom Israel Ltd.	18,443	167
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,773	162

ESG International Stock ETF
		Shares	Market Value• ($000)
	YH Dimri Construction & Development Ltd.	1,449	158
	Aura Investments Ltd.	25,229	156
	Isracard Ltd.	33,062	133
	Danel Adir Yeoshua Ltd.	931	132
*	OY Nofar Energy Ltd.	4,068	129
	Fox Wizel Ltd.	1,370	128
	Summit Real Estate Holdings Ltd.	6,442	125
	IDI Insurance Co. Ltd.	1,744	123
	Sella Capital Real Estate Ltd.	38,179	117
	Israel Canada T.R Ltd.	26,940	116
	Delta Galil Ltd.	1,759	92
	Elco Ltd.	1,586	85
*	Perion Network Ltd.	8,853	81
*	Priortech Ltd.	1,366	69
	G City Ltd.	17,504	67
	AudioCodes Ltd.	3,913	37
			32,646
Italy (2.0%)
	UniCredit SpA	296,581	22,939
	Intesa Sanpaolo SpA	2,989,027	18,818
	Ferrari NV	22,622	10,766
	Generali	183,042	7,145
	Banco BPM SpA	282,111	3,870
	Stellantis NV	334,224	3,200
	BPER Banca SpA	264,770	2,750
	Mediobanca Banca di Credito Finanziario SpA	113,149	2,741
	Terna - Rete Elettrica Nazionale	262,690	2,641
	FinecoBank Banca Fineco SpA	116,421	2,556
	Moncler SpA	43,123	2,510
[3]	Poste Italiane SpA	84,680	1,983
	Banca Monte dei Paschi di Siena SpA	168,900	1,550
*	Telecom Italia SpA	3,034,621	1,540
	Unipol Assicurazioni SpA	72,690	1,519
	Recordati Industria Chimica e Farmaceutica SpA	21,245	1,314
	Azimut Holding SpA	25,596	918
	Interpump Group SpA	18,720	890
	Banca Mediolanum SpA	41,975	849
	Buzzi SpA	15,692	797
	Brunello Cucinelli SpA	6,632	767
[3]	Infrastrutture Wireless Italiane SpA	62,431	757
	Stellantis NV (XPAR)	73,590	705
	Reply SpA	4,313	621
	Banca Generali SpA	9,917	577
[3]	Nexi SpA	89,705	569
[3]	Pirelli & C SpA	67,238	461
	De' Longhi SpA	12,520	438
*,3	BFF Bank SpA	33,116	434
	Amplifon SpA	23,388	426
	DiaSorin SpA	4,006	404
	Webuild SpA	88,919	401
[3]	Technogym SpA	22,846	390
	Brembo NV	25,716	285
	ERG SpA	10,180	246
	Banca Popolare di Sondrio SPA	16,348	236
[3]	Carel Industries SpA	8,565	234
	Danieli & C Officine Meccaniche SpA Saving Shares	6,669	224
[3]	Enav SpA	45,370	223
*	Technoprobe SpA	27,423	217
	Tamburi Investment Partners SpA	19,274	184
	Credito Emiliano SpA	10,310	162
	Moltiply Group SpA	2,571	139
	Cementir Holding NV	8,192	135
	Banca IFIS SpA	4,715	127
	Intercos SpA	8,927	125
	Italmobiliare SpA	3,648	122
	Sesa SpA	1,316	114
[3]	RAI Way SpA	15,922	113
	El.En. SpA	7,843	108
	MFE-MediaForEurope NV Class B	17,878	95

ESG International Stock ETF
		Shares	Market Value• ($000)
	Danieli & C Officine Meccaniche SpA	2,005	94
	Sanlorenzo SpA	2,336	89
	Ariston Holding NV	16,012	84
	MFE-MediaForEurope NV Class A	21,487	78
[1]	Piaggio & C SpA	33,025	77
*,3	GVS SpA	14,143	75
	Arnoldo Mondadori Editore SpA	28,394	69
[1]	Tinexta SpA	3,966	68
*,1	Juventus Football Club SpA	18,594	64
*,1	Salvatore Ferragamo SpA	10,924	60
	MARR SpA	4,699	53
	Rizzoli Corriere Della Sera Mediagroup SpA	37,711	44
	Zignago Vetro SpA	4,487	43
[3]	Anima Holding SpA	5,526	40
	Alerion Cleanpower SpA	693	15
			102,288
Japan (16.6%)
	Toyota Motor Corp.	2,028,100	39,269
	Mitsubishi UFJ Financial Group Inc.	2,120,500	32,272
	Sony Group Corp.	1,148,100	31,379
	SoftBank Group Corp.	187,700	20,156
	Sumitomo Mitsui Financial Group Inc.	705,600	19,217
	Nintendo Co. Ltd.	192,600	17,178
	Mizuho Financial Group Inc.	464,220	15,272
	Tokio Marine Holdings Inc.	350,700	15,041
	Recruit Holdings Co. Ltd.	259,149	14,829
	Keyence Corp.	37,500	14,297
	Tokyo Electron Ltd.	84,700	11,535
	Shin-Etsu Chemical Co. Ltd.	369,300	11,248
	Advantest Corp.	139,500	10,667
	Fast Retailing Co. Ltd.	33,900	10,596
	KDDI Corp.	545,200	9,423
	Takeda Pharmaceutical Co. Ltd.	296,757	8,933
	Honda Motor Co. Ltd.	793,200	8,793
	Daiichi Sankyo Co. Ltd.	350,500	8,381
	Hoya Corp.	64,600	8,342
	SoftBank Corp.	5,354,430	8,283
	Fujitsu Ltd.	328,300	7,900
	NEC Corp.	236,300	7,196
	Aeon Co. Ltd.	466,320	5,657
	Seven & i Holdings Co. Ltd.	433,800	5,615
	NTT Inc.	5,212,600	5,513
	Sompo Holdings Inc.	171,800	5,491
	MS&AD Insurance Group Holdings Inc.	235,300	5,474
	Dai-ichi Life Holdings Inc.	665,800	5,463
	Chugai Pharmaceutical Co. Ltd.	122,900	5,431
	FUJIFILM Holdings Corp.	224,400	5,316
	Mitsui Fudosan Co. Ltd.	497,500	5,260
	Murata Manufacturing Co. Ltd.	318,800	5,147
	Denso Corp.	352,100	5,045
	Ajinomoto Co. Inc.	185,200	5,022
	FANUC Corp.	178,700	4,968
	East Japan Railway Co.	200,300	4,914
	Terumo Corp.	272,900	4,893
	Canon Inc.	166,700	4,878
	Bridgestone Corp.	107,800	4,870
	Oriental Land Co. Ltd.	201,500	4,797
	TDK Corp.	362,700	4,684
	Disco Corp.	16,700	4,569
	Mitsubishi Estate Co. Ltd.	213,500	4,548
	Fujikura Ltd.	52,400	4,446
	Suzuki Motor Corp.	335,300	4,437
	Otsuka Holdings Co. Ltd.	83,200	4,366
	Central Japan Railway Co.	162,900	4,333
	Panasonic Holdings Corp.	427,000	4,322
	Japan Post Bank Co. Ltd.	342,518	4,306
	Resona Holdings Inc.	422,450	4,237
	Sumitomo Electric Industries Ltd.	142,900	4,002
	Kao Corp.	87,500	3,976

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nomura Holdings Inc.	558,300	3,972
	Daiwa House Industry Co. Ltd.	110,100	3,890
	Astellas Pharma Inc.	343,100	3,766
	Bandai Namco Holdings Inc.	107,500	3,696
	Renesas Electronics Corp.	309,177	3,609
	Sumitomo Mitsui Trust Group Inc.	124,600	3,546
	Toyota Industries Corp.	31,800	3,503
	Asics Corp.	127,100	3,417
	Kyocera Corp.	255,300	3,395
	Japan Post Holdings Co. Ltd.	329,467	3,362
	SMC Corp.	10,700	3,275
	Nomura Research Institute Ltd.	78,400	3,078
	Nitto Denko Corp.	133,400	3,003
	Secom Co. Ltd.	76,900	2,839
	Pan Pacific International Holdings Corp.	73,200	2,640
	Sumitomo Realty & Development Co. Ltd.	63,200	2,596
	Sekisui House Ltd.	114,500	2,577
	SBI Holdings Inc.	53,400	2,509
	Shionogi & Co. Ltd.	143,900	2,489
	Olympus Corp.	207,000	2,399
	T&D Holdings Inc.	91,400	2,366
	Obic Co. Ltd.	62,900	2,224
	Kubota Corp.	189,000	2,185
	Japan Exchange Group Inc.	199,600	2,086
	Daifuku Co. Ltd.	66,000	2,077
	Ryohin Keikaku Co. Ltd.	93,600	2,013
	Daiwa Securities Group Inc.	258,200	2,002
	Asahi Kasei Corp.	239,000	1,950
	Toray Industries Inc.	289,500	1,934
	West Japan Railway Co.	83,902	1,875
	Sanrio Co. Ltd.	34,900	1,806
	Capcom Co. Ltd.	65,100	1,757
	Nexon Co. Ltd.	75,800	1,715
*	Rakuten Group Inc.	272,900	1,680
	Aisin Corp.	101,500	1,670
	Shimano Inc.	14,600	1,619
	Makita Corp.	47,900	1,617
	LY Corp.	505,700	1,601
	Eisai Co. Ltd.	51,800	1,584
	Concordia Financial Group Ltd.	207,700	1,567
	Unicharm Corp.	229,800	1,534
	Lasertec Corp.	14,600	1,516
	BayCurrent Inc.	25,600	1,452
	Mitsubishi Chemical Group Corp.	253,700	1,442
	Sekisui Chemical Co. Ltd.	75,800	1,439
	Nippon Building Fund Inc.	1,474	1,426
	Nitori Holdings Co. Ltd.	15,400	1,421
	TIS Inc.	42,600	1,418
	Isuzu Motors Ltd.	106,100	1,390
	MatsukiyoCocokara & Co.	66,600	1,376
	Nippon Sanso Holdings Corp.	37,600	1,363
	Dai Nippon Printing Co. Ltd.	80,200	1,343
	Nippon Paint Holdings Co. Ltd.	183,213	1,326
	Toho Co. Ltd.	20,800	1,320
	Chiba Bank Ltd.	127,900	1,308
	Hankyu Hanshin Holdings Inc.	43,500	1,288
	SCREEN Holdings Co. Ltd.	17,000	1,285
	Mitsubishi HC Capital Inc.	156,060	1,280
	Trend Micro Inc.	24,100	1,277
	Seibu Holdings Inc.	35,200	1,277
	Yamaha Motor Co. Ltd.	173,900	1,260
	Shiseido Co. Ltd.	76,900	1,248
	Kikkoman Corp.	143,200	1,229
	MINEBEA MITSUMI Inc.	71,800	1,224
	Niterra Co. Ltd.	33,900	1,208
	Sanwa Holdings Corp.	37,500	1,207
	Shimadzu Corp.	49,200	1,205
	Tokyu Corp.	95,300	1,203
	Square Enix Holdings Co. Ltd.	17,200	1,181
	M3 Inc.	79,200	1,162

ESG International Stock ETF
		Shares	Market Value• ($000)
	Japan Real Estate Investment Corp.	1,329	1,155
	TOPPAN Holdings Inc.	44,600	1,150
	Toyo Suisan Kaisha Ltd.	16,700	1,149
	Ibiden Co. Ltd.	23,200	1,114
	Daito Trust Construction Co. Ltd.	10,400	1,107
	Mebuki Financial Group Inc.	179,800	1,105
	Sumitomo Forestry Co. Ltd.	96,500	1,094
	Sysmex Corp.	87,000	1,093
	Shizuoka Financial Group Inc.	81,900	1,087
	Fukuoka Financial Group Inc.	35,400	1,061
	Isetan Mitsukoshi Holdings Ltd.	63,000	1,048
	Japan Post Insurance Co. Ltd.	36,739	1,029
	MEIJI Holdings Co. Ltd.	49,000	1,019
	Japan Metropolitan Fund Investment Corp.	1,334	1,016
	Azbil Corp.	100,000	1,001
	Hulic Co. Ltd.	92,870	996
	Yaskawa Electric Corp.	49,900	988
	CyberAgent Inc.	81,000	979
	Omron Corp.	37,900	966
	SCSK Corp.	30,300	965
	Rohm Co. Ltd.	65,500	959
	Amada Co. Ltd.	75,300	957
	Yokohama Rubber Co. Ltd.	25,900	953
	Yamato Holdings Co. Ltd.	55,800	941
	Tokyu Fudosan Holdings Corp.	117,300	941
*	Rakuten Bank Ltd.	16,700	939
	Resonac Holdings Corp.	35,967	935
	Otsuka Corp.	45,500	934
	USS Co. Ltd.	75,900	919
	Kyoto Financial Group Inc.	46,200	912
	Nissan Chemical Corp.	25,700	907
	Nomura Real Estate Master Fund Inc.	813	890
	Mitsui Chemicals Inc.	35,900	879
	KDX Realty Investment Corp.	761	875
	Nippon Express Holdings Inc.	40,000	875
*	Nissan Motor Co. Ltd.	388,772	872
	Tosoh Corp.	55,200	870
	SG Holdings Co. Ltd.	80,034	862
	Oji Holdings Corp.	156,300	861
	Hikari Tsushin Inc.	3,200	852
	Haseko Corp.	51,500	851
	Ono Pharmaceutical Co. Ltd.	75,200	847
	MonotaRO Co. Ltd.	48,100	829
	Kyowa Kirin Co. Ltd.	47,000	812
	Dentsu Group Inc.	40,900	808
	MISUMI Group Inc.	53,200	807
	Hachijuni Bank Ltd.	81,300	792
	Kurita Water Industries Ltd.	23,300	788
	Brother Industries Ltd.	46,300	780
	Yakult Honsha Co. Ltd.	47,676	779
	Nippon Prologis REIT Inc.	1,331	773
	Nissin Foods Holdings Co. Ltd.	40,900	770
	Suntory Beverage & Food Ltd.	24,500	758
	Seiko Epson Corp.	59,400	755
	Hoshizaki Corp.	19,500	750
	Furukawa Electric Co. Ltd.	12,000	748
	Mazda Motor Corp.	111,800	746
	Keisei Electric Railway Co. Ltd.	80,300	739
	ZOZO Inc.	79,100	735
	Tokyo Tatemono Co. Ltd.	39,000	733
	NH Foods Ltd.	19,300	729
	Kyushu Railway Co.	26,300	726
	Marui Group Co. Ltd.	33,500	720
	Gunma Bank Ltd.	68,800	719
	Kuraray Co. Ltd.	60,200	717
	Kintetsu Group Holdings Co. Ltd.	35,700	716
	J Front Retailing Co. Ltd.	46,200	715
	Asahi Intecc Co. Ltd.	41,200	705
	Persol Holdings Co. Ltd.	377,000	703
	Daiwa House REIT Investment Corp.	816	703

ESG International Stock ETF
		Shares	Market Value• ($000)
	McDonald's Holdings Co. Japan Ltd.	15,700	698
	TechnoPro Holdings Inc.	21,200	692
	Santen Pharmaceutical Co. Ltd.	65,200	691
	United Urban Investment Corp.	570	687
	Medipal Holdings Corp.	38,800	687
	TOTO Ltd.	26,600	687
	Rohto Pharmaceutical Co. Ltd.	40,000	681
	Socionext Inc.	35,900	680
	Open House Group Co. Ltd.	13,000	664
	Oracle Corp. Japan	6,400	662
	Iyogin Holdings Inc.	47,900	661
	Tobu Railway Co. Ltd.	36,200	657
	Invincible Investment Corp.	1,447	656
	Japan Airlines Co. Ltd.	30,723	653
	Orix JREIT Inc.	976	651
	Shimamura Co. Ltd.	8,800	650
	Hirose Electric Co. Ltd.	5,000	647
	COMSYS Holdings Corp.	25,700	644
	Nomura Real Estate Holdings Inc.	103,300	638
	Tokyo Ohka Kogyo Co. Ltd.	20,100	638
	Lixil Corp.	48,700	634
	Kokusai Electric Corp.	33,300	633
	Odakyu Electric Railway Co. Ltd.	55,200	632
	EXEO Group Inc.	42,400	625
	Credit Saison Co. Ltd.	24,600	625
	BIPROGY Inc.	14,300	616
	Hamamatsu Photonics KK	58,100	610
	Taiheiyo Cement Corp.	22,500	609
	Nikon Corp.	54,000	606
	ANA Holdings Inc.	29,241	590
[1]	SUMCO Corp.	69,700	580
	Takasago Thermal Engineering Co. Ltd.	9,500	576
	THK Co. Ltd.	21,100	568
	Nisshin Seifun Group Inc.	45,800	557
	Toyo Tire Corp.	21,900	556
	77 Bank Ltd.	14,300	549
	Japan Hotel REIT Investment Corp.	929	545
	Toyo Seikan Group Holdings Ltd.	22,400	544
	Air Water Inc.	31,200	542
	Kewpie Corp.	19,200	540
	Nagase & Co. Ltd.	24,400	522
	Hirogin Holdings Inc.	54,900	522
	DMG Mori Co. Ltd.	25,000	520
	Advance Residence Investment Corp.	468	519
	Koito Manufacturing Co. Ltd.	35,900	511
	Yamazaki Baking Co. Ltd.	22,000	511
	Tsuruha Holdings Inc.	33,000	509
	Alfresa Holdings Corp.	33,600	506
	Mitsubishi Logistics Corp.	60,600	503
	ADEKA Corp.	22,500	501
	Keio Corp.	19,900	500
	Lion Corp.	46,500	497
	Mitsui E&S Co. Ltd.	16,100	496
	Sugi Holdings Co. Ltd.	19,500	493
	ALSOK Co. Ltd.	64,300	492
	Nippon Electric Glass Co. Ltd.	16,100	490
	Hokuhoku Financial Group Inc.	19,400	489
	Zenkoku Hosho Co. Ltd.	21,400	489
	Japan Prime Realty Investment Corp.	665	468
	Sankyu Inc.	8,400	467
	GMO Payment Gateway Inc.	8,100	464
	Rinnai Corp.	18,700	463
	Yamaha Corp.	69,900	460
	Fujitec Co. Ltd.	12,000	456
	Takashimaya Co. Ltd.	51,600	455
	Kamigumi Co. Ltd.	14,900	447
	Taiyo Yuden Co. Ltd.	21,700	440
	Sekisui House REIT Inc.	799	439
	Suzuken Co. Ltd.	11,000	435
	Nifco Inc.	15,100	433

ESG International Stock ETF
		Shares	Market Value• ($000)
	Keikyu Corp.	41,000	431
	Iida Group Holdings Co. Ltd.	27,500	431
	Nagoya Railroad Co. Ltd.	37,500	428
	Nabtesco Corp.	20,300	427
	Nichirei Corp.	36,800	424
	NSK Ltd.	80,200	421
	Kokuyo Co. Ltd.	67,700	420
	Stanley Electric Co. Ltd.	20,700	419
	Kansai Paint Co. Ltd.	24,800	418
	Kyushu Financial Group Inc.	70,500	416
	Internet Initiative Japan Inc.	22,100	416
	Kanematsu Corp.	19,700	415
	Kadokawa Corp.	18,044	415
	Kyudenko Corp.	8,600	414
	Citizen Watch Co. Ltd.	59,900	410
	Nankai Electric Railway Co. Ltd.	22,900	410
	Japan Airport Terminal Co. Ltd.	11,900	408
	Sundrug Co. Ltd.	12,900	406
	Maruwa Co. Ltd.	1,500	405
	Chugin Financial Group Inc.	28,400	404
	Kakaku.com Inc.	21,600	402
	Topcon Corp.	18,000	400
	Nikkon Holdings Co. Ltd.	18,500	399
	Coca-Cola Bottlers Japan Holdings Inc.	22,600	396
	Yamaguchi Financial Group Inc.	33,100	396
	Sumitomo Rubber Industries Ltd.	33,700	394
	Yamato Kogyo Co. Ltd.	6,000	393
	Daishi Hokuetsu Financial Group Inc.	14,600	390
	Mitsui-Soko Holdings Co. Ltd.	13,700	388
	Alps Alpine Co. Ltd.	31,600	386
	Nishi-Nippon Financial Holdings Inc.	23,000	385
	Mitsui Fudosan Logistics Park Inc.	514	383
	Mitsubishi Materials Corp.	22,300	382
	Hazama Ando Corp.	32,800	382
	Tokyo Seimitsu Co. Ltd.	6,800	380
	JTEKT Corp.	38,700	378
	Daicel Corp.	40,600	374
	Keihan Holdings Co. Ltd.	17,100	373
	Dexerials Corp.	27,700	373
	Taiyo Holdings Co. Ltd.	7,100	371
	Yamada Holdings Co. Ltd.	117,000	369
	Resorttrust Inc.	28,300	361
	Senko Group Holdings Co. Ltd.	26,300	361
	GS Yuasa Corp.	16,000	359
	DIC Corp.	15,500	358
	NHK Spring Co. Ltd.	28,500	356
	GMO internet group Inc.	13,300	356
	Industrial & Infrastructure Fund Investment Corp.	403	355
	INFRONEER Holdings Inc.	35,408	353
	MIRAIT ONE Corp.	18,300	352
	Ulvac Inc.	8,700	351
	Kobayashi Pharmaceutical Co. Ltd.	9,600	347
	Organo Corp.	4,600	347
	Toho Holdings Co. Ltd.	9,400	347
	Hakuhodo DY Holdings Inc.	43,200	346
	Sumitomo Bakelite Co. Ltd.	10,300	345
*	Money Forward Inc.	7,900	344
	Tomy Co. Ltd.	15,000	343
	Miura Co. Ltd.	17,800	341
	Dowa Holdings Co. Ltd.	9,600	337
*	Mercari Inc.	20,000	337
	Nihon Kohden Corp.	30,200	336
	Tokyo Century Corp.	26,900	336
*	Visional Inc.	4,200	334
	Kaneka Corp.	11,400	333
	Macnica Holdings Inc.	24,400	332
	Ezaki Glico Co. Ltd.	9,900	330
	Japan Logistics Fund Inc.	496	330
	Nissui Corp.	47,600	323
*	Sumitomo Pharma Co. Ltd.	31,100	319

ESG International Stock ETF
		Shares	Market Value• ($000)
	Seino Holdings Co. Ltd.	20,400	318
	Mitsubishi Motors Corp.	116,400	317
	Amano Corp.	11,100	317
	LaSalle Logiport REIT	327	317
*	Konica Minolta Inc.	92,600	315
	Canon Marketing Japan Inc.	8,100	314
	Teijin Ltd.	36,700	312
	Daiwabo Holdings Co. Ltd.	14,700	312
	Park24 Co. Ltd.	22,700	311
	Shiga Bank Ltd.	7,000	310
	ABC-Mart Inc.	15,500	308
	Wacoal Holdings Corp.	8,300	307
	Taikisha Ltd.	15,500	306
	Activia Properties Inc.	333	306
	Kagome Co. Ltd.	15,400	301
	Hisamitsu Pharmaceutical Co. Inc.	10,500	300
	North Pacific Bank Ltd.	63,800	299
	Yonex Co. Ltd.	10,500	297
	Zeon Corp.	25,800	296
	Fuyo General Lease Co. Ltd.	9,900	293
	Casio Computer Co. Ltd.	35,400	290
	OBIC Business Consultants Co. Ltd.	5,000	289
	Makino Milling Machine Co. Ltd.	3,700	289
	NSD Co. Ltd.	12,800	288
	H.U. Group Holdings Inc.	11,500	286
	Tsumura & Co.	11,900	286
	MEITEC Group Holdings Inc.	12,900	286
	Nippon Kayaku Co. Ltd.	29,400	285
	Nihon M&A Center Holdings Inc.	56,000	285
	Aozora Bank Ltd.	18,300	284
	Goldwin Inc.	5,800	284
	PAL GROUP Holdings Co. Ltd.	8,100	284
	Nipro Corp.	27,400	280
*	Sharp Corp.	46,500	279
	Anritsu Corp.	23,800	279
	SWCC Corp.	5,000	276
	Tokuyama Corp.	12,100	276
	Mizuho Leasing Co. Ltd.	31,900	276
	Toyoda Gosei Co. Ltd.	11,300	274
	Sanki Engineering Co. Ltd.	8,100	274
	Toagosei Co. Ltd.	26,200	273
	UACJ Corp.	6,400	273
	Rakus Co. Ltd.	15,400	273
	Morinaga Milk Industry Co. Ltd.	12,100	272
	Meidensha Corp.	6,900	271
	Mabuchi Motor Co. Ltd.	15,700	269
	Pigeon Corp.	21,900	268
	Hanwa Co. Ltd.	6,200	266
*	SHIFT Inc.	25,800	266
	NOK Corp.	15,200	265
	Koei Tecmo Holdings Co. Ltd.	20,080	263
	Nippon Television Holdings Inc.	10,000	262
	Yaoko Co. Ltd.	4,200	262
	SBI Sumishin Net Bank Ltd.	8,000	262
	Rengo Co. Ltd.	41,200	257
	Daiwa Securities Living Investments Corp.	347	254
	Hulic REIT Inc.	225	254
	Toridoll Holdings Corp.	7,500	252
	Suruga Bank Ltd.	25,000	250
	SHO-BOND Holdings Co. Ltd.	7,200	249
	Comforia Residential REIT Inc.	117	248
	K's Holdings Corp.	24,200	247
	Daiwa Office Investment Corp.	98	244
	Kyoritsu Maintenance Co. Ltd.	10,700	243
	Frontier Real Estate Investment Corp.	407	242
	Seven Bank Ltd.	122,900	242
	Fuji Corp.	13,000	242
	Nojima Corp.	10,800	242
	Mori Hills REIT Investment Corp.	249	241
	Kusuri no Aoki Holdings Co. Ltd.	9,000	239

ESG International Stock ETF
		Shares	Market Value• ($000)
	Max Co. Ltd.	6,200	238
	Denka Co. Ltd.	15,700	237
	SKY Perfect JSAT Holdings Inc.	24,900	236
	House Foods Group Inc.	12,200	235
	Yoshinoya Holdings Co. Ltd.	10,900	235
	Calbee Inc.	12,900	234
	San-In Godo Bank Ltd.	25,700	233
	Sotetsu Holdings Inc.	13,200	232
	Jeol Ltd.	7,400	231
	Sawai Group Holdings Co. Ltd.	18,200	231
	Seiko Group Corp.	5,300	230
	DTS Corp.	6,500	229
	Nippon Shokubai Co. Ltd.	18,100	228
	Inaba Denki Sangyo Co. Ltd.	8,100	228
	H2O Retailing Corp.	16,000	225
	Kose Corp.	5,800	224
	Aica Kogyo Co. Ltd.	8,700	224
	Glory Ltd.	8,600	223
	Osaka Soda Co. Ltd.	17,200	221
	Ito En Ltd.	9,500	218
	Ushio Inc.	15,000	218
	Kotobuki Spirits Co. Ltd.	17,700	218
	Tokyo Kiraboshi Financial Group Inc.	4,600	218
	Rorze Corp.	17,700	216
	JVCKenwood Corp.	25,900	216
	Mori Trust REIT Inc.	422	215
	Kiyo Bank Ltd.	11,000	215
	Meiko Electronics Co. Ltd.	3,300	215
	Joyful Honda Co. Ltd.	14,800	214
	NTT UD REIT Investment Corp.	231	214
	OKUMA Corp.	9,000	212
	Hyakugo Bank Ltd.	37,900	212
	Morinaga & Co. Ltd.	11,600	211
	TS Tech Co. Ltd.	16,800	211
	Relo Group Inc.	17,800	210
	Juroku Financial Group Inc.	5,700	209
	Simplex Holdings Inc.	6,700	207
	Acom Co. Ltd.	66,000	206
	Toyota Boshoku Corp.	12,600	206
	Inabata & Co. Ltd.	8,800	206
	Tsubakimoto Chain Co.	13,800	206
	Duskin Co. Ltd.	7,700	206
	Takeuchi Manufacturing Co. Ltd.	5,900	204
	Mitsubishi Estate Logistics REIT Investment Corp.	246	204
	Sinfonia Technology Co. Ltd.	3,800	202
[1]	DeNA Co. Ltd.	13,300	201
	Yodogawa Steel Works Ltd.	21,500	200
	Dai-Dan Co. Ltd.	5,100	199
	Ferrotec Corp.	7,600	199
	Lintec Corp.	8,500	198
	Musashino Bank Ltd.	7,600	198
	AEON Financial Service Co. Ltd.	19,600	197
	NTN Corp.	88,200	196
	Takuma Co. Ltd.	12,800	196
	Daihen Corp.	3,700	195
	TBS Holdings Inc.	5,300	194
	Senshu Ikeda Holdings Inc.	44,400	194
	Maruha Nichiro Corp.	8,700	194
	Japan Excellent Inc.	195	194
	Nippon Shinyaku Co. Ltd.	9,100	193
	Keiyo Bank Ltd.	23,700	193
	Toei Animation Co. Ltd.	9,100	193
	Ain Holdings Inc.	4,600	190
	Nisshinbo Holdings Inc.	24,300	190
	JAFCO Group Co. Ltd.	10,800	189
[1]	Bic Camera Inc.	17,500	188
	Nitto Boseki Co. Ltd.	5,200	187
	DCM Holdings Co. Ltd.	18,700	187
	Fuji Oil Co. Ltd.	7,500	186
	Dentsu Soken Inc.	4,100	184

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nanto Bank Ltd.	5,500	184
	Nishimatsu Construction Co. Ltd.	5,325	184
	Monex Group Inc.	31,900	184
	OSG Corp.	13,400	183
	Toei Co. Ltd.	5,300	183
	Okamura Corp.	11,200	181
*	Sansan Inc.	14,000	181
	Kureha Corp.	6,900	179
	Nisshin Oillio Group Ltd.	5,100	179
	Sangetsu Corp.	8,500	178
	Harmonic Drive Systems Inc.	10,300	177
	Chugoku Marine Paints Ltd.	7,400	177
	Micronics Japan Co. Ltd.	5,700	177
	Seria Co. Ltd.	8,600	176
	Musashi Seimitsu Industry Co. Ltd.	8,000	176
	Nippon Soda Co. Ltd.	7,400	176
	Starts Corp. Inc.	5,200	176
	Nippon REIT Investment Corp.	263	176
	Sumitomo Warehouse Co. Ltd.	8,400	175
	ARE Holdings Inc.	12,600	175
*	PeptiDream Inc.	17,200	174
	TKC Corp.	5,800	174
	Kissei Pharmaceutical Co. Ltd.	5,900	173
	Daiseki Co. Ltd.	7,180	173
	Seiren Co. Ltd.	8,400	173
	Itoham Yonekyu Holdings Inc.	4,480	172
	EDION Corp.	12,500	172
	Takasago International Corp.	3,000	172
	Nishi-Nippon Railroad Co. Ltd.	11,300	171
	Pilot Corp.	5,600	171
	Anycolor Inc.	5,300	171
	Fuji Media Holdings Inc.	7,500	169
	Future Corp.	10,900	169
	Bunka Shutter Co. Ltd.	9,510	168
	Nakanishi Inc.	11,800	168
	Mizuno Corp.	9,600	167
	As One Corp.	9,600	164
	Bank of Nagoya Ltd.	2,400	164
	Furuno Electric Co. Ltd.	4,300	163
	Heiwa Real Estate REIT Inc.	159	163
	Exedy Corp.	4,500	162
	CKD Corp.	9,900	162
	Nippn Corp.	10,500	162
	Aiful Corp.	50,800	161
*	Sanken Electric Co. Ltd.	2,900	161
	Financial Partners Group Co. Ltd.	9,700	161
	Matsui Securities Co. Ltd.	30,300	160
	Kaken Pharmaceutical Co. Ltd.	6,200	160
	Katitas Co. Ltd.	8,700	159
	Izumi Co. Ltd.	7,200	158
	Megmilk Snow Brand Co. Ltd.	8,200	158
	PALTAC Corp.	5,100	157
	Valor Holdings Co. Ltd.	8,200	157
	Global One Real Estate Investment Corp.	155	156
	Hyakujushi Bank Ltd.	4,600	155
	Raito Kogyo Co. Ltd.	6,900	155
	Shibaura Mechatronics Corp.	2,100	155
[1]	Shochiku Co. Ltd.	1,600	154
	Nippon Kanzai Holdings Co. Ltd.	8,200	154
	Gunze Ltd.	6,000	152
	Tokai Tokyo Financial Holdings Inc.	38,100	150
	Kaga Electronics Co. Ltd.	6,400	150
	Kanamoto Co. Ltd.	6,300	150
	Oki Electric Industry Co. Ltd.	14,500	150
[1]	Kasumigaseki Capital Co. Ltd.	2,400	149
	Tamron Co. Ltd.	21,600	148
	KOMEDA Holdings Co. Ltd.	7,200	148
	Nippon Paper Industries Co. Ltd.	17,900	147
	KYB Corp.	5,700	147
	JBCC Holdings Inc.	15,800	147

ESG International Stock ETF
		Shares	Market Value• ($000)
	Nihon Parkerizing Co. Ltd.	15,200	146
	Tadano Ltd.	20,800	146
	Toa Corp.	10,000	146
	Lifedrink Co. Inc.	8,200	146
	Jaccs Co. Ltd.	5,000	145
	Systena Corp.	43,300	145
	Okasan Securities Group Inc.	31,600	145
	Takara Standard Co. Ltd.	8,100	145
	Aichi Financial Group Inc.	7,363	145
	Leopalace21 Corp.	30,600	144
	Awa Bank Ltd.	6,100	143
	Tokai Rika Co. Ltd.	8,000	142
	GungHo Online Entertainment Inc.	7,500	141
	Riken Keiki Co. Ltd.	6,400	141
	U-Next Holdings Co. Ltd.	10,000	141
	Hokkoku Financial Holdings Inc.	3,400	141
	Workman Co. Ltd.	3,900	141
	Fujimi Inc.	10,000	140
	Paramount Bed Holdings Co. Ltd.	7,900	140
	Toho Bank Ltd.	51,900	139
	SRA Holdings	4,400	139
	Daiei Kankyo Co. Ltd.	6,100	139
[1]	Hokuetsu Corp.	19,900	138
	Ogaki Kyoritsu Bank Ltd.	6,500	138
	TOMONY Holdings Inc.	32,200	138
	Sumitomo Osaka Cement Co. Ltd.	5,100	136
	Towa Corp.	11,600	135
	Aichi Steel Corp.	6,800	133
	Hogy Medical Co. Ltd.	3,700	133
	Yellow Hat Ltd.	11,800	133
	Appier Group Inc.	12,700	132
	Daiichikosho Co. Ltd.	11,400	131
*	Hino Motors Ltd.	50,200	130
	Heiwa Real Estate Co. Ltd.	8,400	129
	JMDC Inc.	4,600	129
	FP Corp.	7,200	128
	Ariake Japan Co. Ltd.	3,100	127
	Mitsuboshi Belting Ltd.	5,000	127
	Tocalo Co. Ltd.	8,900	127
	Sumitomo Densetsu Co. Ltd.	2,800	127
	Nippon Light Metal Holdings Co. Ltd.	9,090	127
	C Uyemura & Co. Ltd.	1,800	127
	Japan Aviation Electronics Industry Ltd.	7,400	126
	Elecom Co. Ltd.	10,100	126
	Fuji Seal International Inc.	6,400	125
	Toyo Construction Co. Ltd.	10,600	125
	Aoyama Trading Co. Ltd.	7,500	124
	Digital Garage Inc.	5,000	124
	Heiwado Co. Ltd.	6,400	124
	Kurabo Industries Ltd.	2,400	124
	JINS Holdings Inc.	2,300	124
	Chudenko Corp.	4,700	123
	Pola Orbis Holdings Inc.	13,900	122
	San-A Co. Ltd.	6,300	122
	Itoki Corp.	7,700	122
	Artience Co. Ltd.	5,900	122
	Hosiden Corp.	7,800	121
	Nextage Co. Ltd.	8,200	121
	Maxell Ltd.	8,600	120
	Nissin Corp.	2,200	120
	SMS Co. Ltd.	11,200	120
	Japan Material Co. Ltd.	12,000	120
	Fujita Kanko Inc.	1,500	119
	Pacific Industrial Co. Ltd.	7,700	119
	Maruzen Showa Unyu Co. Ltd.	2,400	118
	Trusco Nakayama Corp.	7,200	118
	Open Up Group Inc.	9,500	118
	Happinet Corp.	2,500	117
	Kurimoto Ltd.	2,200	117
	Mitsui High-Tec Inc.	20,500	117

ESG International Stock ETF
	Shares	Market Value• ($000)
Sakata Seed Corp.	4,800	117
Kitz Corp.	11,400	116
Ichigo Inc.	38,900	115
Noritsu Koki Co. Ltd.	10,200	115
Prima Meat Packers Ltd.	7,200	115
Yokogawa Bridge Holdings Corp.	6,100	115
Hankyu Hanshin REIT Inc.	99	115
Fukuda Denshi Co. Ltd.	2,500	114
Key Coffee Inc.	8,400	113
VT Holdings Co. Ltd.	33,800	111
FCC Co. Ltd.	5,200	111
Sanyo Electric Railway Co. Ltd.	7,600	111
Yurtec Corp.	6,200	111
Tsugami Corp.	7,700	111
Konoike Transport Co. Ltd.	4,800	111
Nittetsu Mining Co. Ltd.	1,900	109
Uchida Yoko Co. Ltd.	1,500	109
Okinawa Cellular Telephone Co.	3,200	109
Ryoyo Ryosan Holdings Inc.	5,424	109
MOS Food Services Inc.	4,000	108
Nichicon Corp.	11,600	108
Yamanashi Chuo Bank Ltd.	5,200	108
Mochida Pharmaceutical Co. Ltd.	5,100	107
Sakata INX Corp.	7,000	107
Totetsu Kogyo Co. Ltd.	3,600	107
San ju San Financial Group Inc.	4,400	107
Tri Chemical Laboratories Inc.	4,900	107
Cybozu Inc.	4,100	106
Mitsubishi Pencil Co. Ltd.	7,900	106
Noritake Co. Ltd.	3,400	104
Totech Corp.	4,800	104
Sumitomo Riko Co. Ltd.	6,900	103
Rigaku Holdings Corp.	18,400	103
Galilei Co. Ltd.	4,100	102
MCJ Co. Ltd.	10,600	102
Fuso Chemical Co. Ltd.	3,200	101
Japan Wool Textile Co. Ltd.	9,300	101
Wacom Co. Ltd.	20,700	101
Sanyo Denki Co. Ltd.	1,500	101
Yamazen Corp.	10,900	101
Ai Holdings Corp.	5,800	101
Imperial Hotel Ltd.	14,800	101
Belc Co. Ltd.	2,000	100
Wellneo Sugar Co. Ltd.	6,000	100
KH Neochem Co. Ltd.	5,200	99
Megachips Corp.	2,500	97
Mani Inc.	11,600	97
Kumiai Chemical Industry Co. Ltd.	17,000	97
Nissan Shatai Co. Ltd.	12,600	97
Sinko Industries Ltd.	11,400	97
T Hasegawa Co. Ltd.	4,800	97
Tsukishima Holdings Co. Ltd.	4,700	97
YAMABIKO Corp.	6,200	97
Funai Soken Holdings Inc.	5,600	96
Nohmi Bosai Ltd.	3,500	96
Shibaura Machine Co. Ltd.	3,400	96
Token Corp.	1,000	96
Mirai Corp.	296	96
ARCLANDS Corp.	7,700	95
Tokyu Construction Co. Ltd.	12,400	95
Tosei Corp.	4,400	95
JCU Corp.	3,300	95
Digital Arts Inc.	1,800	94
Softcreate Holdings Corp.	6,000	94
NTT Data Group Corp.	3,500	93
Fuji Kyuko Co. Ltd.	6,400	93
Kameda Seika Co. Ltd.	3,300	93
Life Corp.	5,600	93
Arata Corp.	4,500	93
Topre Corp.	6,300	93

ESG International Stock ETF
		Shares	Market Value• ($000)
	CRE Logistics REIT Inc.	88	93
	Premium Group Co. Ltd.	6,100	93
	and ST HD Co. Ltd.	4,500	92
	Shibuya Corp.	3,800	92
	Ichigo Office REIT Investment Corp.	140	92
	Nippon Seiki Co. Ltd.	7,600	91
	Yushin Co.	21,700	91
	Hibiya Engineering Ltd.	2,900	90
[1]	OSAKA Titanium Technologies Co. Ltd.	5,200	90
	Ishihara Sangyo Kaisha Ltd.	5,400	90
	Komeri Co. Ltd.	4,000	90
	Sumitomo Mitsui Construction Co. Ltd.	22,100	90
*	Nxera Pharma Co. Ltd.	14,400	90
	BML Inc.	3,700	89
	Furukawa Co. Ltd.	4,700	89
	Showa Sangyo Co. Ltd.	4,381	89
	Daio Paper Corp.	15,100	89
	Autobacs Seven Co. Ltd.	8,300	88
	Alconix Corp.	6,000	88
	Infomart Corp.	35,200	88
	TechMatrix Corp.	6,500	88
	Central Automotive Products Ltd.	6,900	88
	Bando Chemical Industries Ltd.	6,400	87
	Kyokuto Kaihatsu Kogyo Co. Ltd.	4,700	87
	Nomura Co. Ltd.	12,400	87
	Sekisui Jushi Corp.	5,900	87
	JAC Recruitment Co. Ltd.	11,700	87
	m-up Holdings Inc.	5,200	87
	HIS Co. Ltd.	8,500	86
	Eizo Corp.	5,700	86
	Japan Pulp & Paper Co. Ltd.	18,200	86
	Create SD Holdings Co. Ltd.	3,700	86
	World Co. Ltd.	4,200	86
	Genky DrugStores Co. Ltd.	2,800	86
	Nippon Densetsu Kogyo Co. Ltd.	4,600	85
	Transcosmos Inc.	3,500	85
[1]	Union Tool Co.	1,400	85
	Menicon Co. Ltd.	10,500	85
	Axial Retailing Inc.	10,700	84
	Hosokawa Micron Corp.	2,200	84
	Zuken Inc.	2,500	84
	PILLAR Corp.	3,100	84
	NPR-RIKEN Corp.	4,200	84
	Nitto Kogyo Corp.	3,500	83
	Oita Bank Ltd.	2,500	83
	dip Corp.	5,200	83
	Ryobi Ltd.	4,600	83
	Zacros Corp.	2,900	82
	Kyokuyo Co. Ltd.	2,600	82
	Towa Pharmaceutical Co. Ltd.	4,200	82
	Tsurumi Manufacturing Co. Ltd.	3,100	82
	Raksul Inc.	8,900	82
	SOSiLA Logistics REIT Inc.	100	82
	Aisan Industry Co. Ltd.	6,100	81
	Hamakyorex Co. Ltd.	7,900	81
	Yokorei Co. Ltd.	10,200	81
	Onward Holdings Co. Ltd.	18,300	80
	Konishi Co. Ltd.	9,100	80
	Ricoh Leasing Co. Ltd.	2,100	80
	Wakita & Co. Ltd.	6,400	80
	Eiken Chemical Co. Ltd.	4,800	79
	Nichiha Corp.	4,000	79
	UT Group Co. Ltd.	4,300	79
[1]	Sakura Internet Inc.	3,900	79
	Bank of Iwate Ltd.	3,100	78
	Kohnan Shoji Co. Ltd.	2,900	78
	Yondoshi Holdings Inc.	6,700	78
	Kyorin Pharmaceutical Co. Ltd.	7,600	78
	Toyobo Co. Ltd.	10,400	77
	Ichibanya Co. Ltd.	11,700	77

ESG International Stock ETF
		Shares	Market Value• ($000)
	Daiichi Jitsugyo Co. Ltd.	4,200	77
	Doutor Nichires Holdings Co. Ltd.	4,400	77
	Milbon Co. Ltd.	4,500	76
	Nishio Holdings Co. Ltd.	2,700	76
	Toshiba TEC Corp.	3,900	76
	Yahagi Construction Co. Ltd.	5,100	76
	Japan Transcity Corp.	9,500	76
	Anicom Holdings Inc.	12,500	76
	Japan Lifeline Co. Ltd.	7,700	75
	Central Glass Co. Ltd.	3,300	75
	Krosaki Harima Corp.	2,700	75
*,1	euglena Co. Ltd.	24,500	75
	Mitsubishi Logisnext Co. Ltd.	5,900	74
	Towa Bank Ltd.	11,700	74
	Earth Corp.	2,100	74
	First Bank of Toyama Ltd.	8,500	74
	Fujibo Holdings Inc.	1,700	73
	SIGMAXYZ Holdings Inc.	11,100	73
	Plus Alpha Consulting Co. Ltd.	4,400	73
	Komori Corp.	6,900	72
	Shikoku Kasei Holdings Corp.	4,900	72
	Noevir Holdings Co. Ltd.	2,300	72
	TSI Holdings Co. Ltd.	9,900	72
	DKS Co. Ltd.	1,900	72
	CTI Engineering Co. Ltd.	3,600	72
	Toyo Corp.	6,600	71
	AZ-COM MARUWA Holdings Inc.	8,800	71
	Argo Graphics Inc.	2,200	70
	Tomoku Co. Ltd.	3,100	70
	Nagawa Co. Ltd.	1,600	70
	Optex Group Co. Ltd.	5,300	69
	Shikoku Bank Ltd.	7,200	69
	ESPEC Corp.	3,000	69
	KAWADA TECHNOLOGIES Inc.	2,500	69
	TRE Holdings Corp.	6,600	69
	Nippon Parking Development Co. Ltd.	34,400	68
	Nichireki Group Co. Ltd.	3,600	68
	Weathernews Inc.	2,200	67
	Godo Steel Ltd.	2,400	67
	ES-Con Japan Ltd.	9,700	67
	JSP Corp.	5,100	67
	Yuasa Trading Co. Ltd.	2,000	67
	Kyosan Electric Manufacturing Co. Ltd.	18,300	66
	Studio Alice Co. Ltd.	4,600	66
	Tekken Corp.	2,900	66
	Starzen Co. Ltd.	8,100	66
	Zojirushi Corp.	5,800	66
	TOA Road Corp.	6,000	66
	Riso Kyoiku Group Corp.	44,800	65
[1]	Ministop Co. Ltd.	4,800	65
	Okamoto Industries Inc.	1,900	65
	Tosei REIT Investment Corp.	65	65
	Yamaichi Electronics Co. Ltd.	3,000	65
*	Medley Inc.	3,900	65
	IDOM Inc.	9,400	64
	Idec Corp.	3,900	64
	Oiles Corp.	4,200	64
	Toho Titanium Co. Ltd.	5,300	64
	One REIT Inc.	105	64
	Shin-Etsu Polymer Co. Ltd.	5,000	63
	METAWATER Co. Ltd.	3,100	63
	WingArc1st Inc.	2,800	63
	CAC Holdings Corp.	4,300	62
	Ehime Bank Ltd.	7,600	62
	Hokuto Corp.	4,900	62
	Computer Engineering & Consulting Ltd.	3,900	61
	Hioki EE Corp.	1,500	61
	Nitta Corp.	2,200	61
	Okabe Co. Ltd.	9,500	61
	Tamura Corp.	17,600	61

ESG International Stock ETF
		Shares	Market Value• ($000)
	Topy Industries Ltd.	3,100	61
	Senshu Electric Co. Ltd.	2,000	61
	Fuji Co. Ltd.	4,400	60
	Matsuda Sangyo Co. Ltd.	2,300	60
	Matsuya Co. Ltd.	7,400	60
	SBS Holdings Inc.	2,500	60
	Riso Kagaku Corp.	7,400	60
	Toenec Corp.	6,200	60
	Feed One Co. Ltd.	7,780	60
	A&D HOLON Holdings Co. Ltd.	4,500	60
	TV Asahi Holdings Corp.	2,800	59
	Miyazaki Bank Ltd.	2,000	59
	Tachibana Eletech Co. Ltd.	3,000	59
	Tanseisha Co. Ltd.	6,300	59
	Tochigi Bank Ltd.	18,400	59
	Hoosiers Holdings Co. Ltd.	6,800	59
[1]	Tama Home Co. Ltd.	2,400	59
	Canon Electronics Inc.	3,300	58
	Central Sports Co. Ltd.	3,300	58
	Hochiki Corp.	2,400	58
	Noritz Corp.	4,400	58
	Torishima Pump Manufacturing Co. Ltd.	4,300	58
	Oriental Shiraishi Corp.	20,700	58
	Santec Holdings Corp.	1,100	58
	Teikoku Electric Manufacturing Co. Ltd.	2,500	57
	Siix Corp.	6,500	57
	Chuo Spring Co. Ltd.	2,600	57
	ASKUL Corp.	5,600	57
	Amuse Inc.	4,200	57
	Nissei ASB Machine Co. Ltd.	1,200	57
	Teikoku Sen-I Co. Ltd.	2,800	57
	eGuarantee Inc.	5,700	57
	Broadleaf Co. Ltd.	11,200	57
	Osaka Organic Chemical Industry Ltd.	2,800	57
	Procrea Holdings Inc.	4,900	57
	Dai Nippon Toryo Co. Ltd.	6,500	56
	Fukui Bank Ltd.	4,200	56
*	Net Protections Holdings Inc.	9,600	56
	United Arrows Ltd.	3,900	55
	Mandom Corp.	5,700	55
	Tokyo Electron Device Ltd.	2,800	55
	Nagaileben Co. Ltd.	4,000	55
	Nichiden Corp.	2,900	55
	Sakai Moving Service Co. Ltd.	2,800	55
	Pasona Group Inc.	3,900	55
	Restar Corp.	3,100	55
	Optorun Co. Ltd.	4,900	55
	Insource Co. Ltd.	8,600	55
[1]	Ise Chemicals Corp.	300	55
	Asahi Yukizai Corp.	1,800	54
	Kanaden Corp.	4,100	54
	Gecoss Corp.	5,800	54
	Fixstars Corp.	4,200	54
	Okura Industrial Co. Ltd.	1,600	53
	Star Micronics Co. Ltd.	4,600	53
	Nihon Chouzai Co. Ltd.	2,000	53
	Change Holdings Inc.	6,700	53
	Vision Inc.	6,300	53
	Aeon Hokkaido Corp.	8,600	53
	Asanuma Corp.	9,100	53
	Shofu Inc.	4,000	53
	Akita Bank Ltd.	2,200	52
	AOKI Holdings Inc.	4,300	52
	Asahi Diamond Industrial Co. Ltd.	9,400	52
	FULLCAST Holdings Co. Ltd.	4,300	52
	Prestige International Inc.	11,200	52
	Halows Co. Ltd.	1,500	52
	Miroku Jyoho Service Co. Ltd.	4,200	52
[1]	Shoei Foods Corp.	1,900	52
	Hirata Corp.	4,200	52

ESG International Stock ETF
		Shares	Market Value• ($000)
	Curves Holdings Co. Ltd.	9,200	52
	Takamatsu Construction Group Co. Ltd.	2,300	51
	JCR Pharmaceuticals Co. Ltd.	12,100	51
	Marusan Securities Co. Ltd.	7,800	51
	Nippon Carbon Co. Ltd.	1,800	51
	Nippon Road Co. Ltd.	3,000	51
	Nippon Ceramic Co. Ltd.	2,300	51
	Seikagaku Corp.	11,300	51
*	RENOVA Inc.	8,900	51
	Futaba Industrial Co. Ltd.	7,800	50
	Hokkan Holdings Ltd.	3,500	50
	Kanagawa Chuo Kotsu Co. Ltd.	2,000	50
	Koa Corp.	6,400	50
	Nihon Tokushu Toryo Co. Ltd.	3,400	50
*	Nippon Sheet Glass Co. Ltd.	14,000	50
	Nissha Co. Ltd.	5,500	50
	Sato Corp.	3,300	50
	Ki-Star Real Estate Co. Ltd.	1,400	50
	Bank of the Ryukyus Ltd.	5,500	49
	Daido Metal Co. Ltd.	8,000	49
	Iriso Electronics Co. Ltd.	2,500	49
	Anest Iwata Corp.	4,600	49
	G-Tekt Corp.	3,700	49
	Mie Kotsu Group Holdings Inc.	13,600	49
	RS Technologies Co. Ltd.	2,000	49
	PHC Holdings Corp.	7,400	49
	Altech Corp.	2,500	49
	Septeni Holdings Co. Ltd.	17,600	49
	Mirai Industry Co. Ltd.	1,900	49
	Orient Corp.	7,100	48
	Goldcrest Co. Ltd.	2,100	48
	Riken Vitamin Co. Ltd.	2,400	48
	Sintokogio Ltd.	7,200	48
	Tokai Corp.	3,300	48
	Vital KSK Holdings Inc.	5,600	48
	Bell System24 Holdings Inc.	5,300	48
	ASKA Pharmaceutical Holdings Co. Ltd.	2,900	48
	Takara Bio Inc.	7,600	47
	en Japan Inc.	3,900	47
	Kyodo Printing Co. Ltd.	4,500	47
	Onoken Co. Ltd.	4,900	47
*,1	Remixpoint Inc.	17,900	47
	FIDEA Holdings Co. Ltd.	4,400	47
	Miyaji Engineering Group Inc.	3,400	47
	Daiwa Industries Ltd.	4,000	46
	Fujicco Co. Ltd.	4,200	46
	ST Corp.	4,300	46
	Sanyo Chemical Industries Ltd.	1,600	46
	Pack Corp.	5,700	46
	KeePer Technical Laboratory Co. Ltd.	2,000	46
	KPP Group Holdings Co. Ltd.	8,300	46
	Seikitokyu Kogyo Co. Ltd.	4,400	46
	Transaction Co. Ltd.	5,400	46
	GLOBERIDE Inc.	2,800	45
	Fujiya Co. Ltd.	2,600	45
	Katakura Industries Co. Ltd.	2,400	45
	Retail Partners Co. Ltd.	4,700	45
	Tachi-S Co. Ltd.	3,400	45
	TPR Co. Ltd.	2,800	45
	Mitsubishi Research Institute Inc.	1,400	45
	Istyle Inc.	10,800	45
	Furuya Metal Co. Ltd.	2,700	45
	TDC Soft Inc.	4,800	45
	Aiphone Co. Ltd.	2,300	44
	Chofu Seisakusho Co. Ltd.	3,500	44
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	1,700	44
	Nachi-Fujikoshi Corp.	1,900	44
	Nippon Sharyo Ltd.	2,400	44
	Nippon Signal Co. Ltd.	5,300	44
	Unipres Corp.	5,500	44

ESG International Stock ETF
		Shares	Market Value• ($000)
	Qol Holdings Co. Ltd.	3,200	44
	MEC Co. Ltd.	2,200	44
[1]	Osaka Steel Co. Ltd.	2,400	43
*	Oisix ra daichi Inc.	3,900	43
	Airman Corp.	3,000	43
	Aida Engineering Ltd.	6,800	42
	Chubu Shiryo Co. Ltd.	3,600	42
	Intage Holdings Inc.	3,500	42
	Ichiyoshi Securities Co. Ltd.	7,700	42
	Mitsui DM Sugar Co. Ltd.	1,900	42
	Riken Technos Corp.	5,300	42
	Shinnihon Corp.	3,300	42
	Shibusawa Logistics Corp.	1,400	42
	Sodick Co. Ltd.	7,200	42
	Toa Corp. (XTKS)	5,300	42
	Yamagata Bank Ltd.	3,900	42
	Kyoei Steel Ltd.	2,700	42
[1]	Toyo Gosei Co. Ltd.	1,200	42
	Base Co. Ltd.	1,700	42
	J Trust Co. Ltd.	13,800	41
	Avex Inc.	4,800	41
	Joshin Denki Co. Ltd.	2,400	41
	Kanto Denka Kogyo Co. Ltd.	7,100	41
	Piolax Inc.	3,300	41
	J-Oil Mills Inc.	3,000	41
	Chubu Steel Plate Co. Ltd.	2,700	41
*,1	M&A Research Institute Holdings Inc.	4,500	41
[1]	DyDo Group Holdings Inc.	2,400	40
	Mirarth Holdings Inc.	15,000	40
	Nippon Denko Co. Ltd.	17,700	40
	Sakai Chemical Industry Co. Ltd.	2,000	40
	Shimojima Co. Ltd.	4,600	40
	Artnature Inc.	7,300	40
	Roland Corp.	1,800	40
	Kosaido Holdings Co. Ltd.	13,400	40
	JSB Co. Ltd.	1,500	40
	Software Service Inc.	400	40
	Corona Corp. Class A	6,200	39
	Chori Co. Ltd.	1,500	39
	Geo Holdings Corp.	3,500	39
	Ines Corp.	3,200	39
	JP-Holdings Inc.	9,400	39
	Mitsuba Corp.	6,100	39
	Press Kogyo Co. Ltd.	8,800	39
	Yamashin-Filter Corp.	8,800	39
	Arisawa Manufacturing Co. Ltd.	3,600	39
	Chiyoda Integre Co. Ltd.	1,800	38
	Cleanup Corp.	7,400	38
	Enplas Corp.	1,100	38
	Shin Nippon Biomedical Laboratories Ltd.	3,300	38
	TOC Co. Ltd.	7,000	38
	WATAMI Co. Ltd.	5,700	38
	Warabeya Nichiyo Holdings Co. Ltd.	2,000	38
	MARUKA FURUSATO Corp.	2,500	38
	Hakuto Co. Ltd.	1,400	37
*	KNT-CT Holdings Co. Ltd.	3,600	37
	Rock Field Co. Ltd.	3,500	37
	EM Systems Co. Ltd.	7,300	37
	Daiki Aluminium Industry Co. Ltd.	4,800	37
	Health Care & Medical Investment Corp.	45	37
	West Holdings Corp.	3,400	37
	Shinwa Co. Ltd.	1,600	36
	Cawachi Ltd.	1,900	36
	Fudo Tetra Corp.	2,000	36
	eRex Co. Ltd.	7,500	36
	Nippon Fine Chemical Co. Ltd.	2,000	36
	Arakawa Chemical Industries Ltd.	4,600	35
	Koatsu Gas Kogyo Co. Ltd.	4,900	35
	Vector Inc.	4,500	35
	LITALICO Inc.	3,800	35

ESG International Stock ETF
		Shares	Market Value• ($000)
	CMK Corp.	14,100	34
	Nihon Nohyaku Co. Ltd.	5,200	34
	Nichiban Co. Ltd.	2,600	34
	Nippon Thompson Co. Ltd.	8,000	34
	Pacific Metals Co. Ltd.	2,400	34
	Sumida Corp.	4,800	34
	Zenrin Co. Ltd.	4,800	34
	Takaoka Toko Co. Ltd.	1,600	34
	Daikyonishikawa Corp.	6,600	34
	Komehyo Holdings Co. Ltd.	1,700	34
*	Aeon Fantasy Co. Ltd.	1,300	33
	Yokowo Co. Ltd.	3,500	33
	St. Marc Holdings Co. Ltd.	1,900	33
[1]	Inui Global Logistics Co. Ltd.	3,000	33
	Avant Group Corp.	3,200	33
	GMO Financial Holdings Inc.	4,900	33
	Shinagawa Refractories Co. Ltd.	2,500	33
	Cosel Co. Ltd.	3,800	32
	V Technology Co. Ltd.	1,600	32
	Kojima Co. Ltd.	4,200	32
*	Nippon Chemi-Con Corp.	3,400	32
	Sparx Group Co. Ltd.	3,100	32
	JDC Corp.	9,600	32
	Nittoku Co. Ltd.	2,100	32
	Nippon Rietec Co. Ltd.	2,400	32
	Aizawa Securities Group Co. Ltd.	3,400	32
	Futaba Corp.	7,000	31
	giftee Inc.	3,300	31
	Daiho Corp.	5,300	30
	Achilles Corp.	4,000	30
	Digital Holdings Inc.	2,400	30
	Midac Holdings Co. Ltd.	2,200	30
	Pronexus Inc.	3,900	29
	Obara Group Inc.	1,000	29
	Tokyo Individualized Educational Institute Inc.	12,190	29
	Fukui Computer Holdings Inc.	1,300	29
	Komatsu Matere Co. Ltd.	5,600	29
	Ryoden Corp.	1,400	29
	Link & Motivation Inc.	7,600	29
	Daito Pharmaceutical Co. Ltd.	3,540	29
	Sankyo Tateyama Inc.	6,800	29
	Fukuda Corp.	700	28
	GREE Holdings Inc.	9,300	28
	Tv Tokyo Holdings Corp.	900	28
	ZIGExN Co. Ltd.	7,800	28
	Akatsuki Inc.	1,400	28
	Ebase Co. Ltd.	8,300	28
	Gakken Holdings Co. Ltd.	3,900	27
	France Bed Holdings Co. Ltd.	3,200	27
	LIFULL Co. Ltd.	18,100	27
	Solasto Corp.	8,200	27
	Elan Corp.	4,800	27
[1]	Nafco Co. Ltd.	2,000	27
	Iwaki Co. Ltd.	1,600	27
	Iseki & Co. Ltd.	1,900	26
	Nippon Beet Sugar Manufacturing Co. Ltd.	1,400	26
	Rheon Automatic Machinery Co. Ltd.	2,700	26
	NEC Capital Solutions Ltd.	1,000	26
	YAKUODO Holdings Co. Ltd.	1,700	26
	Oro Co. Ltd.	1,400	26
	Amvis Holdings Inc.	6,100	26
[1]	FP Partner Inc.	1,800	26
	Ichikoh Industries Ltd.	8,300	25
	Kenko Mayonnaise Co. Ltd.	2,000	25
	Sumitomo Seika Chemicals Co. Ltd.	800	25
	Shima Seiki Manufacturing Ltd.	3,400	25
	COLOPL Inc.	7,100	25
	Aichi Corp.	2,700	24
	Taiho Kogyo Co. Ltd.	5,100	24
	Chiyoda Co. Ltd.	3,000	24

ESG International Stock ETF
		Shares	Market Value• ($000)
	Giken Ltd.	2,400	24
	Shinko Shoji Co. Ltd.	3,600	24
	Taki Chemical Co. Ltd.	1,000	24
	Xebio Holdings Co. Ltd.	3,200	24
	Tokushu Tokai Paper Co. Ltd.	800	23
[1]	Kitanotatsujin Corp.	22,900	23
	Pharma Foods International Co. Ltd.	3,600	23
	MTI Ltd.	4,000	22
	Neturen Co. Ltd.	2,700	22
	Shindengen Electric Manufacturing Co. Ltd.	1,000	22
	Tayca Corp.	2,500	22
	ValueCommerce Co. Ltd.	4,000	22
	Moriroku Co. Ltd.	1,300	22
	Nisso Holdings Co. Ltd.	5,000	22
	Yukiguni Factory Co. Ltd.	2,900	21
	Advan Group Co. Ltd.	3,200	20
*	Sourcenext Corp.	17,100	20
	Airport Facilities Co. Ltd.	2,700	19
	Central Security Patrols Co. Ltd.	1,100	19
	Fuji Pharma Co. Ltd.	1,900	19
	Hodogaya Chemical Co. Ltd.	1,800	19
	Asahi Co. Ltd.	2,000	19
	Fuso Pharmaceutical Industries Ltd.	1,200	18
[1]	Kintetsu Department Store Co. Ltd.	1,400	18
	Sanoh Industrial Co. Ltd.	3,300	18
	Yorozu Corp.	2,700	18
	S-Pool Inc.	8,300	18
	Maxvalu Tokai Co. Ltd.	800	18
	Maezawa Kyuso Industries Co. Ltd.	1,700	17
	Okuwa Co. Ltd.	2,700	17
	G-7 Holdings Inc.	1,900	17
	Nitto Kohki Co. Ltd.	1,300	16
*	Furukawa Battery Co. Ltd.	1,700	16
*,1	TerraSky Co. Ltd.	1,100	16
	Carta Holdings Inc.	1,100	16
	Tess Holdings Co. Ltd.	6,600	16
	Media Do Co. Ltd.	1,200	15
	Shinsho Corp.	1,000	15
	Nakayama Steel Works Ltd.	3,100	14
	Honeys Holdings Co. Ltd.	1,400	14
[1]	YA-MAN Ltd.	2,600	14
	Tsubaki Nakashima Co. Ltd.	5,700	14
	Alpha Systems Inc.	500	13
	Nihon Trim Co. Ltd.	400	13
	Sanshin Electronics Co. Ltd.	700	13
	Fibergate Inc.	2,700	13
	Tsutsumi Jewelry Co. Ltd.	800	12
	Ohara Inc.	1,400	12
	GMO GlobalSign Holdings KK	800	12
*	Demae-Can Co. Ltd.	10,400	12
	World Holdings Co. Ltd.	600	11
	Atrae Inc.	2,100	11
	Takamiya Co. Ltd.	4,200	10
	Alpen Co. Ltd.	600	10
*,1	Japan Display Inc.	75,200	10
*,1	Open Door Inc.	3,000	10
[1]	Airtrip Corp.	1,400	9
*,1	Miyakoshi Holdings Inc.	1,300	9
*	FDK Corp.	2,700	7
	Marvelous Inc.	1,400	5
			830,680
Kuwait (0.3%)
	Kuwait Finance House KSCP	2,334,005	5,889
	National Bank of Kuwait SAKP	1,560,625	5,216
	Boubyan Bank KSCP	319,087	721
	Mobile Telecommunications Co. KSCP	412,542	691
*	Warba Bank KSCP	524,311	481
	Gulf Bank KSCP	413,825	462
	Mabanee Co. KPSC	127,205	399

ESG International Stock ETF
		Shares	Market Value• ($000)
	National Industries Group Holding SAK	412,064	344
	Al Ahli Bank of Kuwait KSCP	309,452	294
	Kuwait International Bank KSCP	262,531	226
	Boursa Kuwait Securities Co. KPSC	18,430	205
	Commercial Real Estate Co. KSC	242,151	154
	Burgan Bank SAK	182,777	145
	Kuwait Telecommunications Co.	76,998	145
	Gulf Cables & Electrical Industries Group Co. KSCP	19,802	132
	Salhia Real Estate Co. KSCP	73,749	96
*	Kuwait Projects Co. Holding KSCP	321,154	91
	Jazeera Airways Co. KSCP	15,409	70
*	National Real Estate Co. KPSC	227,560	61
			15,822
Malaysia (0.5%)
	Malayan Banking Bhd.	1,423,400	3,335
	CIMB Group Holdings Bhd.	1,621,900	2,849
	Public Bank Bhd.	2,795,000	2,823
	Gamuda Bhd.	968,000	1,272
	IHH Healthcare Bhd.	597,000	959
	Press Metal Aluminium Holdings Bhd.	663,500	873
	SD Guthrie Bhd.	679,900	814
	AMMB Holdings Bhd.	629,500	803
	Celcomdigi Bhd.	721,600	629
	RHB Bank Bhd.	398,700	617
	Petronas Chemicals Group Bhd.	568,000	581
	Hong Leong Bank Bhd.	121,000	575
	Sunway Bhd.	472,400	550
	IOI Corp. Bhd.	506,300	463
	Axiata Group Bhd.	807,900	463
	Maxis Bhd.	545,300	452
	Kuala Lumpur Kepong Bhd.	96,100	448
	Telekom Malaysia Bhd.	229,982	382
	Sime Darby Bhd.	752,000	368
	TIME dotCom Bhd.	234,400	287
	Inari Amertron Bhd.	559,000	268
	QL Resources Bhd.	271,550	264
	Nestle Malaysia Bhd.	11,400	256
	KPJ Healthcare Bhd.	414,500	255
	PPB Group Bhd.	113,200	251
	United Plantations Bhd.	45,750	246
[3]	MR DIY Group M Bhd.	641,100	224
	Sime Darby Property Bhd.	615,000	215
	Bursa Malaysia Bhd.	115,600	213
	Zetrix Ai Bhd.	963,300	196
	Alliance Bank Malaysia Bhd.	181,952	194
	Fraser & Neave Holdings Bhd.	26,900	172
	Hong Leong Financial Group Bhd.	36,400	148
	IOI Properties Group Bhd.	270,400	143
*	Top Glove Corp. Bhd.	888,400	123
	SP Setia Bhd. Group	472,600	117
	Sunway Construction Group Bhd.	75,700	113
	ViTrox Corp. Bhd.	121,600	113
	Malaysian Pacific Industries Bhd.	16,700	106
*	Greatech Technology Bhd.	183,900	91
	Eco World Development Group Bhd.	181,800	90
	MBSB Bhd.	530,800	88
	VS Industry Bhd.	544,118	86
	Scientex Bhd.	115,900	86
*	Pentamaster Corp. Bhd.	95,750	81
	Bank Islam Malaysia Bhd.	149,300	81
	Hartalega Holdings Bhd.	273,300	76
	Mah Sing Group Bhd.	277,400	76
	Kossan Rubber Industries Bhd.	253,500	73
	Mega First Corp. Bhd.	79,000	63
	CTOS Digital Bhd.	292,000	60
*	UWC Bhd.	82,200	55
	Nationgate Holdings Bhd.	169,200	52
	Malaysian Resources Corp. Bhd.	438,200	49
*	WCT Holdings Bhd.	235,000	49

ESG International Stock ETF
		Shares	Market Value• ($000)
	Syarikat Takaful Malaysia Keluarga Bhd.	67,800	49
*	Tanco Holdings Bhd.	281,200	47
	Padini Holdings Bhd.	101,200	46
	UEM Sunrise Bhd.	235,100	41
	D&O Green Technologies Bhd.	129,900	41
	Cahya Mata Sarawak Bhd.	134,400	35
*	Supermax Corp. Bhd.	306,240	34
	Bermaz Auto Bhd.	186,400	29
*	Astro Malaysia Holdings Bhd.	306,900	11
			24,649
Mexico (0.6%)
	Grupo Financiero Banorte SAB de CV	548,500	5,016
	America Movil SAB de CV Class B	2,994,241	2,981
	Wal-Mart de Mexico SAB de CV	969,800	2,895
	Cemex SAB de CV	2,908,000	2,631
	Fomento Economico Mexicano SAB de CV	241,623	2,093
	Grupo Aeroportuario del Pacifico SAB de CV Class B	78,035	1,877
	Arca Continental SAB de CV	166,300	1,696
*	Industrias Penoles SAB de CV	37,430	1,220
	Grupo Aeroportuario del Sureste SAB de CV Class B	29,575	965
	Grupo Financiero Inbursa SAB de CV	353,500	932
	Coca-Cola Femsa SAB de CV	103,520	879
	Fibra Uno Administracion SA de CV	534,400	751
	Prologis Property Mexico SA de CV	202,017	745
	Grupo Bimbo SAB de CV Class A	223,434	695
	Grupo Aeroportuario del Centro Norte SAB de CV Class B	52,553	672
	Kimberly-Clark de Mexico SAB de CV Class A	290,700	546
	Gruma SAB de CV Class B	30,930	532
	Gentera SAB de CV	191,800	469
	Megacable Holdings SAB de CV	145,800	423
	Promotora y Operadora de Infraestructura SAB de CV	33,105	414
	Corp. Inmobiliaria Vesta SAB de CV	150,100	414
	Grupo Comercial Chedraui SA de CV	46,300	374
	Regional SAB de CV	46,900	365
[3]	Banco del Bajio SA	142,300	339
	Qualitas Controladora SAB de CV	35,800	323
[3]	FIBRA Macquarie Mexico	166,116	277
*	Alsea SAB de CV	92,300	265
	Grupo Televisa SAB	408,900	226
	Bolsa Mexicana de Valores SAB de CV	107,800	220
	El Puerto de Liverpool SAB de CV	33,400	166
	Operadora De Sites Mexicanos SAB de CV	182,300	166
	Genomma Lab Internacional SAB de CV Class B	136,400	163
	Orbia Advance Corp. SAB de CV	172,000	137
	La Comer SAB de CV	50,263	113
*,3	Nemak SAB de CV	492,300	103
*	Controladora Alpek SAB de CV	735,800	102
*	Controladora Vuela Cia de Aviacion SAB de CV Class A	161,300	99
*,3	Grupo Traxion SAB de CV Class A	69,000	56
	Concentradora Fibra Danhos SA de CV	36,100	51
	Grupo Rotoplas SAB de CV	41,541	30
	Alpek SAB de CV Class A	56,000	26
			32,447
Netherlands (3.1%)
	ASML Holding NV	75,084	55,757
	Prosus NV	243,033	15,034
	ING Groep NV	582,203	13,900
*,3	Adyen NV	5,049	8,478
	Koninklijke Ahold Delhaize NV	172,368	6,907
	Wolters Kluwer NV	44,475	5,603
	Universal Music Group NV	179,164	5,065
	Koninklijke Philips NV	155,593	4,297
	ASM International NV	8,841	4,245
	Koninklijke KPN NV	714,222	3,408
	NN Group NV	49,484	3,406
	DSM-Firmenich AG	34,379	3,364
[3]	ABN AMRO Bank NV	97,504	2,812
[3]	Euronext NV	16,459	2,717
	Akzo Nobel NV	32,638	2,256

ESG International Stock ETF
		Shares	Market Value• ($000)
	Aegon Ltd.	251,842	1,979
	ASR Nederland NV	27,752	1,925
	BE Semiconductor Industries NV	13,686	1,844
	EXOR NV	17,472	1,751
	IMCD NV	11,463	1,287
	JDE Peet's NV	28,839	1,056
	Randstad NV	21,190	1,002
*,3	Just Eat Takeaway.com NV	34,153	807
[3]	Signify NV	26,119	690
*	InPost SA	47,024	684
[3]	CTP NV	26,103	561
	Allfunds Group plc	69,472	488
	Van Lanschot Kempen NV	5,896	360
*,3	Basic-Fit NV	9,870	289
	Eurocommercial Properties NV	9,016	286
	TKH Group NV	6,871	278
*	Galapagos NV	8,742	275
	APERAM SA	7,474	227
	Corbion NV	10,785	218
	Havas NV	111,821	196
*	Flow Traders Ltd.	5,772	171
	Wereldhave NV	5,911	129
	OCI NV	18,971	108
	NSI NV	2,763	70
*	TomTom NV	11,210	69
[1]	PostNL NV	52,070	59
	Brunel International NV	5,447	55
			154,113
New Zealand (0.2%)
	Fisher & Paykel Healthcare Corp. Ltd.	103,059	2,224
	Auckland International Airport Ltd.	329,248	1,466
	Infratil Ltd.	178,395	1,195
	Meridian Energy Ltd.	248,646	837
	EBOS Group Ltd.	35,200	677
	a2 Milk Co. Ltd.	101,576	637
	Spark New Zealand Ltd.	350,160	533
	Mainfreight Ltd.	15,023	526
	Mercury NZ Ltd.	124,891	483
*	Fletcher Building Ltd.	186,734	347
	Summerset Group Holdings Ltd.	40,037	259
*	Ryman Healthcare Ltd.	156,946	221
	a2 Milk Co. Ltd. (XNZE)	34,200	216
	Freightways Group Ltd.	28,144	202
	Precinct Properties Group	227,791	169
	Kiwi Property Group Ltd.	249,780	153
	Vector Ltd.	37,626	103
	Air New Zealand Ltd.	236,505	82
	Argosy Property Ltd.	111,338	77
	Stride Property Group	99,558	75
	Scales Corp. Ltd.	20,003	60
	SKY Network Television Ltd.	23,513	44
			10,586
Norway (0.5%)
	DNB Bank ASA	153,927	4,056
	Telenor ASA	116,478	1,943
	Mowi ASA	84,550	1,740
	Norsk Hydro ASA	243,253	1,577
	Orkla ASA	128,388	1,435
	Storebrand ASA	81,349	1,252
	Yara International ASA	31,620	1,151
	Gjensidige Forsikring ASA	34,186	950
	SpareBank 1 Sor-Norge ASA	39,956	702
	Salmar ASA	13,364	684
	TOMRA Systems ASA	43,292	659
	Vend Marketplaces ASA Class A	16,463	637
	Protector Forsikring ASA	12,412	600
*	Nordic Semiconductor ASA	31,737	525
	Vend Marketplaces ASA Class B	13,807	504
	SpareBank 1 SMN	25,393	485

ESG International Stock ETF
		Shares	Market Value• ($000)
	Bakkafrost P/F	9,348	406
	Borregaard ASA	16,671	347
	Aker ASA Class A	3,758	274
	Veidekke ASA	17,092	271
[3]	Europris ASA	27,035	262
*,3	Scatec ASA	23,726	250
	Leroy Seafood Group ASA	46,707	229
	Hoegh Autoliners ASA	18,758	216
*	Cadeler A/S	37,784	198
	Atea ASA	13,802	192
*,3	AutoStore Holdings Ltd.	192,729	162
	Wallenius Wilhelmsen ASA	17,019	159
	Austevoll Seafood ASA	13,362	124
[3]	Elkem ASA	47,514	121
	MPC Container Ships ASA	66,447	119
*,3	Entra ASA	8,825	107
	Bonheur ASA	3,332	76
*,1	NEL ASA	299,634	69
*	Grieg Seafood ASA	7,492	53
*	Hexagon Composites ASA	23,158	37
			22,572
Philippines (0.2%)
	International Container Terminal Services Inc.	208,780	1,765
	BDO Unibank Inc.	447,746	1,058
	SM Prime Holdings Inc.	2,018,000	816
	Bank of the Philippine Islands	380,563	752
	Ayala Land Inc.	1,370,500	671
	Metropolitan Bank & Trust Co.	323,057	395
	PLDT Inc.	16,595	337
	Jollibee Foods Corp.	80,870	328
	GT Capital Holdings Inc.	18,090	218
	Universal Robina Corp.	149,130	211
	AREIT Inc.	203,900	160
	Century Pacific Food Inc.	217,600	140
	Globe Telecom Inc.	5,235	138
	RL Commercial REIT Inc.	919,000	129
	Converge Information & Communications Technology Solutions Inc.	456,300	112
[3]	Monde Nissin Corp.	830,300	103
	Robinsons Land Corp.	383,600	99
	Wilcon Depot Inc.	252,300	41
	Megaworld Corp.	1,101,000	40
	D&L Industries Inc.	353,700	29
			7,542
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	163,596	3,191
	Powszechny Zaklad Ubezpieczen SA	110,845	1,845
	Bank Polska Kasa Opieki SA	33,849	1,705
*,3	Allegro.eu SA	129,761	1,304
*,3	Dino Polska SA	91,593	1,143
	LPP SA	236	1,118
	Santander Bank Polska SA	7,545	1,050
	CD Projekt SA	13,545	938
	Asseco Poland SA	13,022	676
*	mBank SA	2,558	618
*	Zabka Group SA	89,473	536
*	CCC SA	10,176	467
*	Bank Millennium SA	120,241	466
	Alior Bank SA	16,312	465
	Grupa Kety SA	1,785	452
	Benefit Systems SA	473	423
	KRUK SA	3,209	401
	Budimex SA	2,305	337
	Orange Polska SA	113,605	289
[3]	XTB SA	11,553	244
[3]	Pepco Group NV	28,066	165
	Bank Handlowy w Warszawie SA	5,458	154
*	Cyfrowy Polsat SA	27,583	108
	Warsaw Stock Exchange	4,565	73

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Grupa Azoty SA	8,722	44
			18,212
Portugal (0.1%)
	Banco Comercial Portugues SA	1,767,962	1,498
	Jeronimo Martins SGPS SA	52,300	1,294
	EDP Renovaveis SA	61,629	724
	Sonae SGPS SA	160,212	239
	NOS SGPS SA	39,153	179
	Navigator Co. SA	36,092	140
	CTT-Correios de Portugal SA	15,477	133
	Altri SGPS SA	8,211	48
			4,255
Qatar (0.2%)
	Qatar National Bank QPSC	830,608	4,330
	Qatar Islamic Bank QPSC	350,216	2,353
	Industries Qatar QSC	359,446	1,269
	Commercial Bank PSQC	625,226	806
	Al Rayan Bank	1,129,458	746
	Ooredoo QPSC	159,312	564
	Mesaieed Petrochemical Holding Co.	1,077,342	402
	Vodafone Qatar PQSC	527,769	355
	Doha Bank QPSC	410,310	292
	Barwa Real Estate Co.	344,960	259
	Qatar Aluminum Manufacturing Co.	456,881	179
	Al Meera Consumer Goods Co. QSC	20,566	82
			11,637
Romania (0.0%)
	Banca Transilvania SA	200,669	1,273
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	15,160	428
	Societatea Energetica Electrica SA	28,620	123
*	MED Life SA	53,645	100
	One United Properties SA	8,891	50
*	Teraplast SA	230,800	29
	TTS Transport Trade Services SA	19,649	22
			2,025
Russia (0.0%)
*,2	Sberbank of Russia PJSC	1,437,070	—
*,2	VTB Bank PJSC GDR	17,656	—
*,2	Polyus PJSC	35,250	—
*,2	VTB Bank PJSC	102,284	—
*,2	Sistema AFK PAO	466,300	—
*,2	Credit Bank of Moscow PJSC	1,108,700	—
			—
Saudi Arabia (0.8%)
	Al Rajhi Bank	373,313	9,367
	Saudi National Bank	560,189	5,192
	Saudi Telecom Co.	360,418	4,032
*	Saudi Arabian Mining Co.	252,158	3,494
	Riyad Bank	288,803	1,995
	Saudi Awwal Bank	197,559	1,586
	Alinma Bank	227,813	1,530
	Dr Sulaiman Al Habib Medical Services Group Co.	19,074	1,223
	Etihad Etisalat Co.	70,599	1,204
	Almarai Co. JSC	91,313	1,156
	Elm Co.	4,540	1,038
	Arab National Bank	165,709	1,036
	Banque Saudi Fransi	227,333	980
*	Dar Al Arkan Real Estate Development Co.	95,278	475
	Riyadh Cables Group Co.	13,219	454
	Co. for Cooperative Insurance	13,794	430
	Jarir Marketing Co.	104,846	356
	Arabian Internet & Communications Services Co.	5,521	355
	Sahara International Petrochemical Co.	62,837	337
*	Al Rajhi Co. for Co-operative Insurance	8,693	270
	Abdullah Al Othaim Markets Co.	129,592	259
	Astra Industrial Group Co.	6,718	256
	Electrical Industries Co.	103,250	248
	Mobile Telecommunications Co. Saudi Arabia	79,713	227

ESG International Stock ETF
		Shares	Market Value• ($000)
[3]	Arabian Centres Co.	40,314	219
*	Advanced Petrochemical Co.	22,586	211
	Saudia Dairy & Foodstuff Co.	2,657	189
	Catrion Catering Holding Co.	7,034	188
	Leejam Sports Co. JSC	4,639	183
*	Saudi Kayan Petrochemical Co.	128,526	175
	Arriyadh Development Co.	18,933	167
*	Savola Group	26,031	167
	Al Moammar Information Systems Co.	4,708	166
*	National Industrialization Co.	56,806	165
*	Perfect Presentation For Commercial Services Co.	52,018	143
	Retal Urban Development Co. Class A	40,714	135
	Saudi Chemical Co. Holding	72,258	132
	Al Masane Al Kobra Mining Co.	8,069	132
	United International Transportation Co.	6,867	127
*	Saudi Reinsurance Co.	10,029	124
	Qassim Cement Co.	8,826	101
	Bawan Co.	5,791	94
*	Arabian Contracting Services Co.	3,655	86
	Al-Dawaa Medical Services Co.	4,938	86
	Etihad Atheeb Telecommunication Co.	3,021	86
	BinDawood Holding Co.	56,335	83
	Saudi Ceramic Co.	9,291	72
*	Middle East Paper Co.	7,987	60
	City Cement Co.	13,514	58
*	Zamil Industrial Investment Co.	5,863	55
	Eastern Province Cement Co.	7,888	55
	Almunajem Foods Co.	3,144	48
*	Saudi Public Transport Co.	9,990	37
			41,044
Singapore (1.1%)
	DBS Group Holdings Ltd.	381,450	15,015
	Oversea-Chinese Banking Corp. Ltd.	615,100	8,021
	United Overseas Bank Ltd.	232,800	6,376
	Singapore Telecommunications Ltd.	1,369,900	4,604
	Singapore Exchange Ltd.	159,600	2,060
	CapitaLand Integrated Commercial Trust	1,068,137	1,898
	Keppel Ltd.	268,900	1,833
	CapitaLand Ascendas REIT	665,700	1,411
	Singapore Airlines Ltd.	245,200	1,257
	CapitaLand Investment Ltd.	505,100	1,086
	Wilmar International Ltd.	327,487	753
	Keppel DC REIT	346,830	638
	Mapletree Logistics Trust	663,500	630
	Mapletree Industrial Trust	389,400	625
	Venture Corp. Ltd.	58,600	620
	City Developments Ltd.	101,400	537
	UOL Group Ltd.	86,700	503
	ComfortDelGro Corp. Ltd.	428,300	484
	SATS Ltd.	177,193	457
	Frasers Centrepoint Trust	244,758	444
	Mapletree Pan Asia Commercial Trust	390,600	420
	NetLink NBN Trust	532,800	386
	Frasers Logistics & Commercial Trust	484,789	344
	CapitaLand Ascott Trust	441,700	304
	ESR-REIT	121,948	260
	iFAST Corp. Ltd.	37,500	247
	Sheng Siong Group Ltd.	127,700	202
	Hutchison Port Holdings Trust	826,100	178
	UMS Integration Ltd.	138,500	149
	Lendlease Global Commercial REIT	310,632	145
	SIA Engineering Co. Ltd.	52,400	128
	CapitaLand China Trust	215,000	126
	Raffles Medical Group Ltd.	160,300	126
	Olam Group Ltd.	154,900	122
	First Resources Ltd.	78,900	105
	Singapore Post Ltd.	283,400	103
	StarHub Ltd.	106,900	93
	Bumitama Agri Ltd.	93,200	86

ESG International Stock ETF
		Shares	Market Value• ($000)
	CDL Hospitality Trusts	130,600	81
*	AEM Holdings Ltd.	65,363	78
	Riverstone Holdings Ltd.	107,200	60
*	Manulife US REIT	327,594	25
*	COSCO SHIPPING International Singapore Co. Ltd.	240,700	23
	Nanofilm Technologies International Ltd.	35,300	20
			53,063
South Africa (1.2%)
	Naspers Ltd.	30,792	10,159
	Gold Fields Ltd.	170,173	5,665
	Anglogold Ashanti plc (XJSE)	79,048	4,448
	FirstRand Ltd.	1,002,682	4,226
	Standard Bank Group Ltd.	248,925	3,502
	Capitec Bank Holdings Ltd.	16,000	3,236
[1]	Valterra Platinum Ltd.	40,903	1,876
	Sanlam Ltd.	322,785	1,664
	Bid Corp. Ltd.	63,554	1,660
	Absa Group Ltd.	149,160	1,597
*	Impala Platinum Holdings Ltd.	172,105	1,562
	Shoprite Holdings Ltd.	91,457	1,365
	Discovery Ltd.	101,372	1,244
	Nedbank Group Ltd.	88,054	1,128
	Clicks Group Ltd.	46,323	979
[3]	Pepkor Holdings Ltd.	677,400	975
	Remgro Ltd.	99,313	955
	Anglogold Ashanti plc	16,576	939
	NEPI Rockcastle NV	111,505	926
	Northam Platinum Holdings Ltd.	67,834	760
	Old Mutual Ltd.	905,173	712
	Vodacom Group Ltd.	87,927	710
	OUTsurance Group Ltd.	156,115	673
	Mr. Price Group Ltd.	51,854	610
	Tiger Brands Ltd.	33,038	583
	Woolworths Holdings Ltd.	175,117	515
	Growthpoint Properties Ltd.	591,924	484
	Momentum Group Ltd.	233,045	472
	Aspen Pharmacare Holdings Ltd.	71,194	427
	Foschini Group Ltd.	62,845	387
	Redefine Properties Ltd.	1,198,195	344
	AVI Ltd.	63,376	336
*,1	MultiChoice Group	43,446	302
	Fortress Real Estate Investments Ltd. Class B	201,027	257
	Investec Ltd.	32,971	245
	Vukile Property Fund Ltd.	188,866	229
	Truworths International Ltd.	64,966	221
	Netcare Ltd.	248,803	196
	Barloworld Ltd.	28,728	191
[1]	Life Healthcare Group Holdings Ltd.	245,329	189
	Resilient REIT Ltd.	47,212	180
	Kumba Iron Ore Ltd.	9,643	177
	Santam Ltd.	6,952	172
	Sappi Ltd.	104,390	172
	Hyprop Investments Ltd.	64,840	172
	Motus Holdings Ltd.	28,987	170
*	Pick n Pay Stores Ltd.	103,584	162
	We Buy Cars Holdings Ltd.	48,597	153
[3]	Dis-Chem Pharmacies Ltd.	75,533	146
	Telkom SA SOC Ltd.	49,600	143
	DRDGOLD Ltd.	76,786	141
	Coronation Fund Managers Ltd.	54,769	135
	DataTec Ltd.	32,728	117
	Equites Property Fund Ltd.	120,835	114
	Omnia Holdings Ltd.	25,166	105
*	MAS plc	86,051	102
	Attacq Ltd.	122,045	99
	JSE Ltd.	13,022	93
	Ninety One Ltd.	34,143	86
	Wilson Bayly Holmes-Ovcon Ltd.	7,592	74
	Astral Foods Ltd.	4,747	57

ESG International Stock ETF
		Shares	Market Value• ($000)
*	KAP Ltd.	432,805	51
	Curro Holdings Ltd.	67,237	45
			59,815
South Korea (3.3%)
	Samsung Electronics Co. Ltd.	892,629	44,596
	SK Hynix Inc.	103,280	19,679
	KB Financial Group Inc.	69,995	5,467
	NAVER Corp.	28,690	4,410
	Hyundai Motor Co.	25,171	3,963
	Shinhan Financial Group Co. Ltd.	83,009	3,890
	Celltrion Inc.	27,872	3,353
	Hana Financial Group Inc.	53,511	3,155
	Kakao Corp.	59,661	2,671
	Hyundai Mobis Co. Ltd.	11,384	2,600
*,3	Samsung Biologics Co. Ltd.	3,539	2,540
*	Alteogen Inc.	7,537	2,370
	Woori Financial Group Inc.	131,675	2,349
*,1	LG Energy Solution Ltd.	8,019	2,022
*	SK Square Co. Ltd.	17,337	1,839
	Samsung Fire & Marine Insurance Co. Ltd.	5,727	1,823
	LG Chem Ltd.	8,566	1,701
	Samsung SDI Co. Ltd.	11,381	1,687
	Samsung Life Insurance Co. Ltd.	15,403	1,582
	Meritz Financial Group Inc.	14,140	1,286
*	Krafton Inc.	5,156	1,212
	Samsung Electro-Mechanics Co. Ltd.	10,347	1,187
	LG Electronics Inc.	18,751	994
	Hyundai Glovis Co. Ltd.	6,939	918
*	Peptron Inc.	4,095	912
	LG Corp.	15,981	854
	Samyang Foods Co. Ltd.	754	844
	HYBE Co. Ltd.	4,076	841
	Yuhan Corp.	10,206	831
*,1	Ecopro BM Co. Ltd.	9,004	782
	Samsung SDS Co. Ltd.	7,314	773
	DB Insurance Co. Ltd.	8,167	772
	APR Corp.	4,622	754
	Coway Co. Ltd.	10,028	749
	Korea Investment Holdings Co. Ltd.	7,617	735
[1]	Ecopro Co. Ltd.	18,664	676
	Samsung Securities Co. Ltd.	13,614	672
	Industrial Bank of Korea	46,410	634
[1]	KakaoBank Corp.	35,698	631
*,1	POSCO Future M Co. Ltd.	6,187	626
[1]	HD Hyundai MIPO	4,242	624
*	LG Display Co. Ltd.	69,622	598
*,1	HLB Inc.	21,988	594
	BNK Financial Group Inc.	56,955	589
	LS Electric Co. Ltd.	2,843	575
	PharmaResearch Co. Ltd.	1,156	562
	Korea Zinc Co. Ltd.	865	509
	Mirae Asset Securities Co. Ltd.	35,669	490
*,1	LigaChem Biosciences Inc.	4,617	489
[1]	Hanmi Semiconductor Co. Ltd.	7,593	469
	IsuPetasys Co. Ltd.	9,248	437
	LG Uplus Corp.	40,869	436
[1]	Hanjin Kal Corp.	5,385	433
[1]	LG H&H Co. Ltd.	2,007	426
	Amorepacific Corp.	4,779	412
	Hanwha Solutions Corp.	20,123	409
*	ABLBio Inc.	6,072	400
	Hankook Tire & Technology Co. Ltd.	12,667	365
[1]	Sam Chun Dang Pharm Co. Ltd.	2,589	357
*	SK Biopharmaceuticals Co. Ltd.	5,044	356
	NH Investment & Securities Co. Ltd.	25,187	352
	Hyundai Steel Co.	14,908	343
	KIWOOM Securities Co. Ltd.	2,331	343
	iM Financial Group Co. Ltd.	34,714	342
	JB Financial Group Co. Ltd.	20,198	341

ESG International Stock ETF
		Shares	Market Value• ($000)
	NCSoft Corp.	2,319	338
	Doosan Bobcat Inc.	8,686	332
*	Hanwha Engine	9,673	329
	Cheil Worldwide Inc.	21,636	308
	Orion Corp.	3,921	303
	LG Innotek Co. Ltd.	2,492	301
[1]	LEENO Industrial Inc.	8,824	295
*,1	Rainbow Robotics	1,437	282
[1]	CJ Corp.	2,371	272
	JYP Entertainment Corp.	4,948	259
	Hanmi Pharm Co. Ltd.	1,116	243
	CJ CheilJedang Corp.	1,444	237
*,1	Kakaopay Corp.	5,498	236
	Cosmax Inc.	1,460	227
*	Hugel Inc.	981	222
*	SKC Co. Ltd.	3,294	221
	Eo Technics Co. Ltd.	1,452	214
	Hyundai Elevator Co. Ltd.	3,707	209
*,1	L&F Co. Ltd.	4,410	209
	Misto Holdings Corp.	6,880	206
*	Hyundai Marine & Fire Insurance Co. Ltd.	10,212	205
	KCC Corp.	706	201
	Hansol Chemical Co. Ltd.	1,548	196
[3]	Netmarble Corp.	4,571	196
	SM Entertainment Co. Ltd.	1,954	195
	Korean Reinsurance Co.	24,793	193
	S-1 Corp.	3,302	190
*,1	Hotel Shilla Co. Ltd.	5,618	189
	Douzone Bizon Co. Ltd.	3,188	182
*,1	GemVax & Kael Co. Ltd.	5,082	182
	DB HiTek Co. Ltd.	5,497	180
[1]	LOTTE Fine Chemical Co. Ltd.	5,984	179
*,1	Silicon2 Co. Ltd.	5,529	178
*	Voronoi Inc.	1,851	164
	Samsung Card Co. Ltd.	4,478	162
	WONIK IPS Co. Ltd.	5,572	162
	NongShim Co. Ltd.	539	159
	Youngone Corp.	3,757	158
*,1	Enchem Co. Ltd.	2,927	157
*	Oscotec Inc.	5,866	155
*	SK Bioscience Co. Ltd.	4,565	155
	TKG Huchems Co. Ltd.	12,121	153
*,1	Doosan Robotics Inc.	3,402	152
	Park Systems Corp.	822	151
[1]	Posco DX Co. Ltd.	9,321	150
	YG Entertainment Inc.	2,051	150
	ST Pharm Co. Ltd.	2,257	150
	HL Mando Co. Ltd.	5,846	149
	Hyundai Autoever Corp.	1,174	148
	Hyundai Green Food	12,677	147
	Kolmar Korea Co. Ltd.	2,601	145
[1]	HPSP Co. Ltd.	7,570	144
*,1	Naturecell Co. Ltd.	9,246	140
[1]	Classys Inc.	3,628	136
	Yuanta Securities Korea Co. Ltd.	54,544	135
*,1	SFA Semicon Co. Ltd.	54,091	134
*	Celltrion Pharm Inc.	3,608	134
*	Pearl Abyss Corp.	5,519	130
[1]	TechWing Inc.	5,619	130
	Hyundai Department Store Co. Ltd.	2,381	127
	CS Wind Corp.	4,255	127
	F&F Co. Ltd.	2,603	124
*	Hanall Biopharma Co. Ltd.	5,710	122
*	Seoul Semiconductor Co. Ltd.	25,243	121
	Shinsegae Inc.	1,015	120
*	CosmoAM&T Co. Ltd.	3,917	120
[1]	Dongjin Semichem Co. Ltd.	5,536	118
*	Hanwha Life Insurance Co. Ltd.	52,513	118
	SK REITs Co. Ltd.	32,647	116
*	ISU Specialty Chemical	3,622	116

ESG International Stock ETF
		Shares	Market Value• ($000)
	HD Hyundai Construction Equipment Co. Ltd.	1,829	114
*,1	Mezzion Pharma Co. Ltd.	3,807	111
	Soulbrain Co. Ltd.	702	110
	Caregen Co. Ltd.	2,724	109
*,1	Lunit Inc.	3,913	107
	Daou Technology Inc.	4,330	106
	Pan Ocean Co. Ltd.	37,850	106
	S&S Tech Corp.	2,737	106
[1]	Daishin Securities Co. Ltd.	5,185	104
	Partron Co. Ltd.	22,498	104
	Daeduck Electronics Co. Ltd.	5,916	102
	People & Technology Inc.	3,713	102
*,1	VT Co. Ltd.	3,884	102
	Koh Young Technology Inc.	9,606	100
	Seegene Inc.	5,352	100
[1]	Jusung Engineering Co. Ltd.	5,089	99
	Youngone Holdings Co. Ltd.	1,026	97
	Dongsuh Cos. Inc.	4,807	94
*,3	SK IE Technology Co. Ltd.	4,680	93
	HK inno N Corp.	2,707	93
*	CJ ENM Co. Ltd.	1,775	91
*	Kumho Tire Co. Inc.	25,496	91
	Eugene Technology Co. Ltd.	2,626	90
	Daejoo Electronic Materials Co. Ltd.	1,806	90
	LX Holdings Corp.	15,973	90
	Otoki Corp.	318	88
	Lotte Shopping Co. Ltd.	1,863	88
	Chong Kun Dang Pharmaceutical Corp.	1,505	86
*	Duk San Neolux Co. Ltd.	2,518	85
	Green Cross Corp.	903	84
*	Kakao Games Corp.	7,250	84
	Daewoong Pharmaceutical Co. Ltd.	843	82
	Amorepacific Holdings Corp.	4,161	81
	LX Semicon Co. Ltd.	2,067	80
*	SOLUM Co. Ltd.	6,700	80
[1]	Hana Tour Service Inc.	2,152	79
*	Hanwha Investment & Securities Co. Ltd.	19,767	79
	DoubleUGames Co. Ltd.	2,068	78
*	Chabiotech Co. Ltd.	10,353	77
[1]	Hana Micron Inc.	7,818	77
	HDC Holdings Co. Ltd.	4,934	76
	ISC Co. Ltd.	1,843	76
	DI Dong Il Corp.	2,576	76
	Medytox Inc.	884	75
*	Ananti Inc.	10,967	73
[1]	Pharmicell Co. Ltd.	9,124	73
	Kolon Industries Inc.	2,780	73
	SOOP Co. Ltd.	1,312	73
	Shinhan Alpha REIT Co. Ltd.	18,264	73
	Hyosung TNC Corp.	458	72
[1]	NICE Information Service Co. Ltd.	6,261	71
*,1	Hanon Systems	27,629	71
*	Seojin System Co. Ltd.	5,086	70
	SK Chemicals Co. Ltd.	1,623	69
	Dongwon Industries Co. Ltd.	2,151	68
*	Wemade Co. Ltd.	3,407	68
*	SHIFT UP Corp.	2,285	68
	SL Corp.	2,706	66
	ESR Kendall Square REIT Co. Ltd.	21,053	66
	Daesang Corp.	3,998	65
*	Studio Dragon Corp.	2,001	65
*	Cafe24 Corp.	2,357	65
	Tokai Carbon Korea Co. Ltd.	823	65
*,1	Hyundai Bioscience Co. Ltd.	14,330	63
*,1	Cosmochemical Co. Ltd.	5,429	63
	HS Hyosung Advanced Materials Corp.	453	62
[1]	SIMMTECH Co. Ltd.	3,410	62
	Hankook & Co. Co. Ltd.	3,492	61
	RFHIC Corp.	3,212	61
	L&C Bio Co. Ltd.	2,708	60

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Synopex Inc.	13,119	60
	Mcnex Co. Ltd.	2,736	59
	Advanced Nano Products Co. Ltd.	1,580	59
	PSK Inc.	3,354	59
*,1	Fadu Inc.	5,707	58
	Daewoong Co. Ltd.	3,023	54
*,1	Binex Co. Ltd.	4,638	54
	Hancom Inc.	2,992	54
	Innocean Worldwide Inc.	4,028	53
[1]	Doosan Tesna Inc.	2,032	53
	Ecopro HN Co. Ltd.	3,013	53
	Lake Materials Co. Ltd.	6,170	53
[1]	TES Co. Ltd.	2,380	51
*,1	Creative & Innovative System	10,517	51
*,1	Danal Co. Ltd.	9,030	51
	Korea Electric Terminal Co. Ltd.	1,115	50
	Seobu T&D	7,287	49
[1]	Hanil Cement Co. Ltd.	3,553	49
[1]	Harim Holdings Co. Ltd.	8,158	49
*	Eubiologics Co. Ltd.	5,035	49
	Binggrae Co. Ltd.	947	48
	Korea Petrochemical Ind Co. Ltd.	552	48
	DL Holdings Co. Ltd.	1,720	48
	Ahnlab Inc.	1,106	48
	NHN Corp.	2,569	48
[1]	Intellian Technologies Inc.	1,443	48
*	GS P&L Co. Ltd.	1,365	48
*	Asiana Airlines Inc.	6,963	47
	DongKook Pharmaceutical Co. Ltd.	3,882	47
	Innox Advanced Materials Co. Ltd.	2,734	47
*	Foosung Co. Ltd.	10,740	46
	BH Co. Ltd.	3,513	46
	Humedix Co. Ltd.	1,194	46
	NEXTIN Inc.	1,496	46
[1]	Cheryong Electric Co. Ltd.	1,881	46
	Sebang Global Battery Co. Ltd.	1,015	45
	Orion Holdings Corp.	3,054	45
*,1	HLB Life Science Co. Ltd.	17,868	45
	ENF Technology Co. Ltd.	1,626	45
	Green Cross Holdings Corp.	4,002	44
	iMarketKorea Inc.	7,289	44
	Youlchon Chemical Co. Ltd.	1,971	43
	KH Vatec Co. Ltd.	4,675	43
	SK Securities Co. Ltd.	91,530	43
	Samyang Holdings Corp.	694	43
	i-SENS Inc.	3,403	43
[1]	Solid Inc.	9,403	43
*	Il Dong Pharmaceutical Co. Ltd.	2,373	43
	InBody Co. Ltd.	2,135	42
*	Daea TI Co. Ltd.	12,052	42
*	Hanwha General Insurance Co. Ltd.	10,383	42
	Dentium Co. Ltd.	1,010	42
	Hyundai GF Holdings	7,406	41
	SK Networks Co. Ltd.	12,913	41
*	CJ CGV Co. Ltd.	11,775	39
*,1	Shinsung E&G Co. Ltd.	35,225	39
	NICE Holdings Co. Ltd.	3,866	38
	MegaStudyEdu Co. Ltd.	1,133	38
*,1	Nexon Games Co. Ltd.	3,789	38
	Dong-A Socio Holdings Co. Ltd.	460	37
	Webzen Inc.	3,628	37
	Com2uSCorp	1,316	37
*	Tongyang Life Insurance Co. Ltd.	6,926	37
	Lotte Rental Co. Ltd.	1,780	37
*	BNC Korea Co. Ltd.	10,353	37
	Hanssem Co. Ltd.	1,158	35
	Hanjin Logistics Corp.	2,330	34
	Dong-A ST Co. Ltd.	1,055	34
	Advanced Process Systems Corp.	2,691	34
[1]	NHN KCP Corp.	3,346	33

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Bioneer Corp.	3,245	33
*,1	LS Materials Ltd.	4,617	33
	Huons Global Co. Ltd.	996	32
*	Neowiz	1,855	32
	KC Tech Co. Ltd.	1,333	32
	Korea Asset In Trust Co. Ltd.	18,577	32
[1]	Dongkuk Steel Mill Co. Ltd.	4,869	32
[1]	TCC Steel	2,666	32
	JW Pharmaceutical Corp.	2,012	31
	LF Corp.	2,298	31
	Unid Co. Ltd.	564	31
	OCI Co. Ltd.	809	31
	Taekwang Industrial Co. Ltd.	48	30
	Eugene Investment & Securities Co. Ltd.	11,914	30
	Solus Advanced Materials Co. Ltd.	5,686	30
	Sungwoo Hitech Co. Ltd.	6,733	29
	Samwha Capacitor Co. Ltd.	1,578	29
*	Komipharm International Co. Ltd.	6,788	29
	Samyang Corp.	836	29
*	Sungeel Hitech Co. Ltd.	1,120	29
[1]	Posco M-Tech Co. Ltd.	3,139	29
*	CMG Pharmaceutical Co. Ltd.	20,621	28
	HL Holdings Corp.	1,004	28
*,1	HLB Therapeutics Co. Ltd.	12,818	28
	HAESUNG DS Co. Ltd.	1,752	28
	Kwang Dong Pharmaceutical Co. Ltd.	6,101	27
	KISWIRE Ltd.	2,100	27
[1]	Myoung Shin Industrial Co. Ltd.	4,181	27
	IS Dongseo Co. Ltd.	1,835	26
	Vieworks Co. Ltd.	1,793	26
	HS Industries Co. Ltd.	8,010	25
	Young Poong Corp.	910	25
	PI Advanced Materials Co. Ltd.	2,086	25
	Lotte Wellfood Co. Ltd.	296	25
	Zinus Inc.	2,107	25
*	UniTest Inc.	2,757	25
*	Amicogen Inc.	9,708	24
	Huons Co. Ltd.	1,104	24
	Namyang Dairy Products Co. Ltd.	563	23
*	Genexine Inc.	6,305	23
*,1	Joongang Advanced Materials Co. Ltd.	12,006	23
*	Bukwang Pharmaceutical Co. Ltd.	9,336	22
	Soulbrain Holdings Co. Ltd.	794	22
	GOLFZON Co. Ltd.	496	22
	Boryung	3,724	22
	INTOPS Co. Ltd.	1,889	21
*	Jeju Air Co. Ltd.	4,408	21
*	Humasis Co. Ltd.	21,564	20
[1]	Sam-A Aluminum Co. Ltd.	1,264	20
	Modetour Network Inc.	2,244	19
*	Vaxcell-Bio Therapeutics Co. Ltd.	2,998	19
*,2	Kum Yang Co. Ltd.	2,705	19
	Hyundai Home Shopping Network Corp.	457	18
	KCC Glass Corp.	840	18
*	W-Scope Chungju Plant Co. Ltd.	3,442	18
	Hansol Paper Co. Ltd.	2,818	17
*	GeneOne Life Science Inc.	10,592	17
*	Chunbo Co. Ltd.	542	17
*	DIO Corp.	1,349	16
	Daol Investment & Securities Co. Ltd.	6,264	16
*	Yungjin Pharmaceutical Co. Ltd.	10,899	16
	Nexen Tire Corp.	3,733	16
	iNtRON Biotechnology Inc.	5,515	15
*,2	NKMax Co. Ltd.	9,664	14
	Korea United Pharm Inc.	915	14
*	GC Cell Corp.	1,068	14
	Songwon Industrial Co. Ltd.	1,680	12
	Hansae Co. Ltd.	1,819	12
	LX Hausys Ltd.	610	12
*	CrystalGenomics Invites Co. Ltd.	8,036	10

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ilyang Pharmaceutical Co. Ltd.	837	7
*	Namsun Aluminum Co. Ltd.	8,724	7
*,2	Hyosung Chemical Corp.	217	6
	Handsome Co. Ltd.	290	3
			164,165
Spain (2.0%)
	Banco Santander SA	2,883,308	27,536
	Banco Bilbao Vizcaya Argentaria SA	1,082,271	19,696
	Industria de Diseno Textil SA	209,653	10,369
	Amadeus IT Group SA	82,931	6,956
	CaixaBank SA	693,826	6,928
	Telefonica SA	780,497	4,184
	Banco de Sabadell SA	1,022,864	3,885
[3]	Cellnex Telecom SA	107,420	3,824
[3]	Aena SME SA	131,160	3,802
	Bankinter SA	121,626	1,815
	Merlin Properties Socimi SA	74,225	1,107
	Acciona SA	4,582	908
	Mapfre SA	184,635	809
[3]	Unicaja Banco SA	236,800	656
	Viscofan SA	8,117	569
	Acerinox SA	43,910	542
	Puig Brands SA Class B	28,753	542
	Fluidra SA	17,650	503
	Inmobiliaria Colonial Socimi SA	65,585	433
	Vidrala SA	4,005	432
	Sacyr SA	100,365	424
	CIE Automotive SA	10,250	323
	Corp. ACCIONA Energias Renovables SA	9,598	258
	Laboratorios Farmaceuticos Rovi SA	3,571	243
*	Solaria Energia y Medio Ambiente SA	13,810	224
	Construcciones y Auxiliar de Ferrocarriles SA	3,565	216
	Pharma Mar SA	2,171	207
	Almirall SA	14,521	190
	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	120,320	188
	Melia Hotels International SA	17,498	163
	Elecnor SA	5,969	157
[3]	Neinor Homes SA	5,233	104
[3]	Gestamp Automocion SA	24,018	97
	Atresmedia Corp. de Medios de Comunicacion SA	10,943	67
	Prosegur Cia de Seguridad SA	20,178	63
[3]	Global Dominion Access SA	13,399	50
[3]	Prosegur Cash SA	59,861	50
*	Distribuidora Internacional de Alimentacion SA	1,625	48
			98,568
Sweden (2.4%)
	Investor AB Class B	318,665	9,817
	Volvo AB Class B	298,736	9,192
	Atlas Copco AB Class A	508,441	8,117
	Assa Abloy AB Class B	183,966	6,500
	Skandinaviska Enskilda Banken AB Class A	288,144	5,329
	Swedbank AB Class A	154,455	4,347
	Telefonaktiebolaget LM Ericsson Class B	523,457	4,144
	EQT AB	109,320	3,932
	Atlas Copco AB Class B	259,981	3,697
	Svenska Handelsbanken AB Class A	267,015	3,436
	Investor AB Class A	108,843	3,355
	Epiroc AB Class A	147,897	3,091
	Essity AB Class B	112,712	3,047
	Industrivarden AB Class A	49,879	1,985
*	Boliden AB	53,646	1,849
	Tele2 AB Class B	104,109	1,834
	SKF AB Class B	66,017	1,695
	Telia Co. AB	450,669	1,682
	Skanska AB Class B	65,669	1,631
	Svenska Cellulosa AB SCA Class B	115,563	1,572
	Trelleborg AB Class B	40,110	1,552
	AddTech AB Class B	43,652	1,531
	Securitas AB Class B	91,499	1,400

ESG International Stock ETF
		Shares	Market Value• ($000)
[1]	H & M Hennes & Mauritz AB Class B	94,375	1,387
	Beijer Ref AB Class B	79,920	1,359
	Nibe Industrier AB Class B	284,399	1,168
*	Swedish Orphan Biovitrum AB	37,929	1,152
	Nordnet AB publ	37,905	1,104
	Volvo AB Class A	33,359	1,025
	AAK AB	34,927	1,005
	Avanza Bank Holding AB	25,313	957
	Getinge AB Class B	43,225	947
	Sagax AB Class B	43,430	942
*	Fastighets AB Balder Class B	130,187	927
*	Sectra AB Class B	26,208	919
	Castellum AB	80,060	908
	Lagercrantz Group AB Class B	38,308	906
	Epiroc AB Class B	44,787	834
	SSAB AB Class B	135,962	772
	Holmen AB Class B	18,126	706
	Mycronic AB	30,300	679
	Axfood AB	20,296	640
	Investment AB Latour Class B	24,743	628
	L E Lundbergforetagen AB Class B	12,273	621
[3]	Thule Group AB	21,825	612
*	Camurus AB	7,087	541
	Wihlborgs Fastigheter AB	54,325	540
	Loomis AB Class B	12,167	539
	Hemnet Group AB	15,099	393
	Billerud Aktiebolag	40,232	384
*	Kinnevik AB Class B	42,670	383
[3]	Bravida Holding AB	38,294	375
	AddLife AB Class B	19,756	370
*,3	Sinch AB	112,820	353
[3]	Dometic Group AB	62,063	347
	Husqvarna AB Class B	60,820	345
	Fabege AB	39,115	337
	Catena AB	7,199	331
*	Asmodee Group AB Class B	27,314	331
	Pandox AB Class B	17,736	321
[3]	Munters Group AB	23,423	320
*,3	BoneSupport Holding AB	9,693	318
	Wallenstam AB Class B	65,558	306
	Elekta AB Class B	60,959	303
	Lindab International AB	12,720	283
	Bure Equity AB	9,365	281
*	HMS Networks AB	5,682	276
	Granges AB	18,178	267
	Electrolux Professional AB Class B	40,253	261
	Storskogen Group AB Class B	250,659	261
	Addnode Group AB Class B	21,789	260
	Nyfosa AB	29,014	252
[3]	Scandic Hotels Group AB	25,735	239
	Bufab AB	24,145	239
	Medicover AB Class B	8,491	238
	Vitec Software Group AB Class B	6,085	234
*	Embracer Group AB Class B	26,120	234
	Truecaller AB Class B	49,201	233
*,1	Volvo Car AB Class B	110,903	231
	Clas Ohlson AB Class B	6,430	227
*	Electrolux AB Class B	37,961	226
*,1,3	BioArctic AB Class B	7,016	225
	Peab AB Class B	28,585	223
	SSAB AB Class A	37,871	220
	Hufvudstaden AB Class A	16,486	215
[1]	Svenska Handelsbanken AB Class B	9,954	213
	Cibus Nordic Real Estate AB publ	11,829	213
	NCC AB Class B	10,004	205
	Skandinaviska Enskilda Banken AB Class C	10,991	204
	Nolato AB Class B	33,096	203
	MIPS AB	4,597	195
	Vitrolife AB	13,057	189
*	Modern Times Group MTG AB Class B	17,357	180

ESG International Stock ETF
		Shares	Market Value• ($000)
	JM AB	11,745	170
	Bilia AB Class A	13,676	169
[3]	Attendo AB	23,331	163
	NP3 Fastigheter AB	6,092	163
*	NCAB Group AB	30,830	160
	Systemair AB	16,044	146
	Ratos AB Class B	37,678	140
	Arjo AB Class B	34,510	126
*	Sdiptech AB Class B	6,189	123
	Cloetta AB Class B	35,080	120
	Atrium Ljungberg AB Class B	35,610	119
	Industrivarden AB Class C	2,781	111
	Dios Fastigheter AB	16,255	110
	Instalco AB	41,086	108
*,3	Boozt AB	10,586	103
	SkiStar AB	6,073	101
	Troax Group AB	6,748	101
	NCC AB Class A	4,523	95
*,1	Samhallsbyggnadsbolaget i Norden AB B Shares	184,210	93
*	Norion Bank AB	11,023	81
*,1	Hexatronic Group AB	30,884	75
*	Xvivo Perfusion AB	4,125	73
	Platzer Fastigheter Holding AB Class B	9,812	71
	Investment AB Oresund	4,956	63
	Corem Property Group AB Class B	125,246	61
	MEKO AB	6,736	58
	Volati AB	4,821	54
	Sagax AB	14,783	53
	Fagerhult Group AB	10,522	45
*	Stillfront Group AB	68,590	36
*	Samhallsbyggnadsbolaget i Norden AB	20,190	18
			121,906
Switzerland (6.0%)
	Nestle SA (Registered)	481,477	45,418
	Novartis AG (Registered)	356,049	45,066
	Roche Holding AG (XVTX)	132,464	43,194
	UBS Group AG (Registered)	606,401	24,565
	Zurich Insurance Group AG	26,934	19,682
	Swiss Re AG	56,281	10,201
	Lonza Group AG (Registered)	13,482	9,568
	Alcon AG	94,174	7,505
	Givaudan SA (Registered)	1,458	6,140
	Swiss Life Holding AG (Registered)	5,391	5,826
	Partners Group Holding AG	4,075	5,596
	Sandoz Group AG	79,024	4,959
	Geberit AG (Registered)	6,229	4,568
	Swisscom AG (Registered)	4,794	3,466
	Schindler Holding AG	8,980	3,338
	Chocoladefabriken Lindt & Spruengli AG	215	3,279
	Logitech International SA (Registered)	28,584	2,952
	Julius Baer Group Ltd.	38,673	2,792
	Chocoladefabriken Lindt & Spruengli AG (Registered)	18	2,696
	Sonova Holding AG (Registered)	9,238	2,691
	Straumann Holding AG (Registered)	20,513	2,404
	Roche Holding AG (XSWX)	6,829	2,345
	Baloise Holding AG (Registered)	8,069	2,093
	Swiss Prime Site AG (Registered)	14,921	2,075
	Belimo Holding AG (Registered)	1,875	2,065
	Kuehne + Nagel International AG (Registered)	8,879	1,810
	Helvetia Holding AG (Registered)	6,810	1,753
[3]	VAT Group AG	5,181	1,694
	Accelleron Industries AG	18,174	1,564
	PSP Swiss Property AG (Registered)	8,365	1,392
	Swissquote Group Holding SA (Registered)	2,041	1,338
	Georg Fischer AG (Registered)	15,474	1,237
	Flughafen Zurich AG (Registered)	3,836	1,172
[3]	Galenica AG	9,891	1,060
	SIG Group AG	65,047	1,030
	EMS-Chemie Holding AG (Registered)	1,316	1,010

ESG International Stock ETF
		Shares	Market Value• ($000)
	Temenos AG (Registered)	10,935	972
[1]	Barry Callebaut AG (Registered)	667	903
	Schindler Holding AG (Registered)	2,510	898
*	Siegfried Holding AG (Registered)	7,747	813
	Swatch Group AG (Registered)	21,578	796
	Bucher Industries AG (Registered)	1,442	685
	Cembra Money Bank AG	5,800	658
	Allreal Holding AG (Registered)	2,813	637
	Huber + Suhner AG (Registered)	4,198	635
	Mobimo Holding AG (Registered)	1,535	606
	VZ Holding AG	2,667	604
	Banque Cantonale Vaudoise (Registered)	5,093	592
	Tecan Group AG (Registered)	2,759	570
	Swatch Group AG	3,074	556
	EFG International AG	27,150	540
	Kardex Holding AG (Registered)	1,281	536
	dormakaba Holding AG	571	531
	Sunrise Communications AG Class A	8,447	531
	Valiant Holding AG (Registered)	3,057	505
	DKSH Holding AG	6,426	473
	Inficon Holding AG (Registered)	3,861	459
	Bachem Holding AG	5,563	443
*	Aryzta AG	4,729	436
	SFS Group AG	3,105	427
	Landis+Gyr Group AG	5,038	404
	Ypsomed Holding AG (Registered)	711	349
	Emmi AG (Registered)	366	341
	ALSO Holding AG (Registered)	1,076	341
	Vontobel Holding AG (Registered)	4,438	339
	Interroll Holding AG (Registered)	117	328
	St. Galler Kantonalbank AG (Registered)	503	317
	Stadler Rail AG	9,636	256
*	ams-OSRAM AG	19,181	240
	Softwareone Holding AG	26,451	228
	Daetwyler Holding AG	1,328	225
*	u-blox Holding AG	1,303	221
[3]	Medacta Group SA	1,188	216
	Implenia AG (Registered)	2,466	197
	Bossard Holding AG (Registered) Class A	926	196
	Forbo Holding AG (Registered)	183	181
	SKAN Group AG	2,264	174
	Intershop Holding AG	758	146
*,3	Sensirion Holding AG	1,708	141
	Zehnder Group AG	1,502	134
*	Basilea Pharmaceutica AG Allschwil (Registered)	2,183	129
	OC Oerlikon Corp. AG Pfaffikon (Registered)	32,653	120
	COSMO Pharmaceuticals NV	1,501	118
	Bell Food Group AG (Registered)	360	113
	Bystronic AG	253	111
	Autoneum Holding AG	533	106
*,3	Medartis Holding AG	916	104
	APG SGA SA	353	97
*,3	PolyPeptide Group AG	2,821	96
	Cie Financiere Tradition SA	284	92
	Vetropack Holding AG (Registered) Class A	2,570	84
	Arbonia AG	10,185	74
*	Komax Holding AG (Registered)	653	70
[3]	Medmix AG	4,583	62
	Schweiter Technologies AG	137	54
*	LEM Holding SA (Registered)	79	52
	VP Bank AG Class A	345	38
[1]	Rieter Holding AG (Registered)	505	36
[1]	Leonteq AG	1,637	33
*,1	PIERER Mobility AG	1,739	33
			300,946
Taiwan (7.5%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	4,634,310	173,561
	Hon Hai Precision Industry Co. Ltd.	2,308,424	15,240
	MediaTek Inc.	280,319	12,456

ESG International Stock ETF
		Shares	Market Value• ($000)
	Delta Electronics Inc.	369,171	8,505
	Quanta Computer Inc.	500,558	4,262
	Fubon Financial Holding Co. Ltd.	1,549,861	4,235
	CTBC Financial Holding Co. Ltd.	3,021,171	4,052
	Cathay Financial Holding Co. Ltd.	1,784,948	3,574
	E.Sun Financial Holding Co. Ltd.	2,903,092	3,168
	Chunghwa Telecom Co. Ltd.	727,460	3,153
	Accton Technology Corp.	94,625	3,115
	ASE Technology Holding Co. Ltd.	630,290	3,061
	Mega Financial Holding Co. Ltd.	2,253,688	2,947
[1]	United Microelectronics Corp.	2,205,346	2,902
	Asustek Computer Inc.	131,798	2,711
	Uni-President Enterprises Corp.	926,682	2,339
	Yuanta Financial Holding Co. Ltd.	2,183,892	2,312
	TS Financial Holding Co. Ltd.	4,230,951	2,243
	Asia Vital Components Co. Ltd.	62,703	2,047
	Elite Material Co. Ltd.	51,675	2,045
[1]	Alchip Technologies Ltd.	15,308	2,003
	Wistron Corp.	539,391	1,978
	First Financial Holding Co. Ltd.	2,031,367	1,880
	Wiwynn Corp.	19,464	1,868
	Realtek Semiconductor Corp.	94,393	1,640
	Hua Nan Financial Holdings Co. Ltd.	1,746,681	1,591
	SinoPac Financial Holdings Co. Ltd.	2,062,297	1,574
[1]	Novatek Microelectronics Corp.	110,446	1,565
	Lite-On Technology Corp.	366,033	1,548
	Taiwan Cooperative Financial Holding Co. Ltd.	1,962,737	1,519
	China Steel Corp.	2,243,008	1,471
	KGI Financial Holding Co. Ltd.	2,948,271	1,464
	Largan Precision Co. Ltd.	17,542	1,371
	E Ink Holdings Inc.	156,728	1,337
	Yageo Corp.	291,560	1,320
	Nan Ya Plastics Corp.	928,329	1,307
	United Integrated Services Co. Ltd.	32,000	1,280
	Chroma ATE Inc.	67,589	1,280
[1]	Evergreen Marine Corp. Taiwan Ltd.	211,591	1,279
[1]	Bizlink Holding Inc.	35,320	1,229
	Unimicron Technology Corp.	243,850	1,138
	Jentech Precision Industrial Co. Ltd.	16,591	1,124
	King Slide Works Co. Ltd.	11,367	1,114
	Gold Circuit Electronics Ltd.	65,500	1,073
	King Yuan Electronics Co. Ltd.	211,641	1,071
	Chailease Holding Co. Ltd.	279,339	1,060
	Formosa Plastics Corp.	775,473	985
	Shanghai Commercial & Savings Bank Ltd.	732,276	980
	Far EasTone Telecommunications Co. Ltd.	346,308	952
	Advantech Co. Ltd.	82,788	925
	Hotai Motor Co. Ltd.	51,344	921
	Pegatron Corp.	398,794	912
	Taiwan Mobile Co. Ltd.	261,896	911
	ASPEED Technology Inc.	5,500	894
	Gigabyte Technology Co. Ltd.	98,667	887
	Tripod Technology Corp.	84,700	886
	Chang Hwa Commercial Bank Ltd.	1,408,046	883
	eMemory Technology Inc.	13,000	871
[1]	Zhen Ding Technology Holding Ltd.	130,667	834
	President Chain Store Corp.	100,090	832
	PharmaEssentia Corp.	46,721	756
	Lotes Co. Ltd.	15,840	745
	Compal Electronics Inc.	779,401	701
	Airtac International Group	26,662	683
	MPI Corp.	15,000	674
	Global Unichip Corp.	15,471	667
	Catcher Technology Co. Ltd.	108,031	664
	Taiwan Business Bank	1,304,263	642
	Innolux Corp.	1,383,349	632
	WPG Holdings Ltd.	289,678	632
	Eva Airways Corp.	496,846	629
[1]	Inventec Corp.	468,759	627
	Formosa Chemicals & Fibre Corp.	631,701	619

ESG International Stock ETF
		Shares	Market Value• ($000)
	Acter Group Corp. Ltd.	21,000	609
	Silergy Corp.	60,621	606
	AUO Corp.	1,443,703	603
	Vanguard International Semiconductor Corp.	201,544	598
	Synnex Technology International Corp.	267,175	573
	Micro-Star International Co. Ltd.	127,521	560
[1]	Fortune Electric Co. Ltd.	26,290	551
[1]	Globalwafers Co. Ltd.	45,000	544
	Asia Cement Corp.	437,000	528
	Taichung Commercial Bank Co. Ltd.	745,102	518
	TA Chen Stainless Pipe	406,032	516
	Acer Inc.	530,961	511
	Mitac Holdings Corp.	160,873	507
	Taiwan Union Technology Corp.	42,000	501
	Powertech Technology Inc.	128,666	497
	Far Eastern New Century Corp.	549,312	495
	Compeq Manufacturing Co. Ltd.	182,785	482
	Chicony Electronics Co. Ltd.	107,000	481
	Phison Electronics Corp.	30,000	476
	Cheng Shin Rubber Industry Co. Ltd.	383,018	475
	WT Microelectronics Co. Ltd.	117,205	469
	Makalot Industrial Co. Ltd.	53,341	467
	Teco Electric & Machinery Co. Ltd.	210,000	466
[1]	Wan Hai Lines Ltd.	169,260	457
	Eclat Textile Co. Ltd.	34,892	455
	Topco Scientific Co. Ltd.	46,813	445
	Nien Made Enterprise Co. Ltd.	31,000	436
	Pou Chen Corp.	433,085	407
	Voltronic Power Technology Corp.	12,505	402
	Walsin Lihwa Corp.	528,561	392
	Foxconn Technology Co. Ltd.	169,368	390
	Simplo Technology Co. Ltd.	30,000	386
[1]	Hiwin Technologies Corp.	54,504	378
	Radiant Opto-Electronics Corp.	80,586	377
	ASMedia Technology Inc.	6,866	366
	Feng TAY Enterprise Co. Ltd.	92,728	355
	Getac Holdings Corp.	70,000	349
[1]	Co-Tech Development Corp.	49,000	347
	China Airlines Ltd.	501,000	346
*	Winbond Electronics Corp.	542,289	346
	L&K Engineering Co. Ltd.	29,744	340
	Fositek Corp.	9,000	331
	Parade Technologies Ltd.	13,000	330
	Highwealth Construction Corp.	240,829	328
	Sinbon Electronics Co. Ltd.	43,362	328
	Sino-American Silicon Products Inc.	97,000	326
	Taiwan High Speed Rail Corp.	361,000	325
*,1	Nanya Technology Corp.	203,000	310
	Shihlin Electric & Engineering Corp.	46,000	299
	Lien Hwa Industrial Holdings Corp.	182,596	296
	Taiwan Hon Chuan Enterprise Co. Ltd.	65,000	294
*,1	Powerchip Semiconductor Manufacturing Corp.	565,730	292
	Bora Pharmaceuticals Co. Ltd.	12,108	287
	Walsin Technology Corp.	107,000	286
*,1	HTC Corp.	125,000	286
	Dynapack International Technology Corp.	24,000	283
	Tatung Co. Ltd.	218,987	283
*	Far Eastern International Bank	634,446	279
	Ruentex Development Co. Ltd.	281,430	277
	WNC Corp.	65,791	272
	AURAS Technology Co. Ltd.	12,000	267
	Advanced Energy Solution Holding Co. Ltd.	6,000	263
	Nan Ya Printed Circuit Board Corp.	36,000	256
	IBF Financial Holdings Co. Ltd.	500,160	253
	Ichia Technologies Inc.	127,000	252
	Qisda Corp.	234,000	242
	Sigurd Microelectronics Corp.	87,000	239
*	King's Town Bank Co. Ltd.	132,000	238
[1]	Shin Zu Shing Co. Ltd.	27,841	238
	LandMark Optoelectronics Corp.	15,000	233

ESG International Stock ETF
		Shares	Market Value• ($000)
	Thinking Electronic Industrial Co. Ltd.	47,000	232
	Tong Yang Industry Co. Ltd.	68,000	225
	Synmosa Biopharma Corp.	196,702	223
	Genius Electronic Optical Co. Ltd.	15,000	222
	WinWay Technology Co. Ltd.	5,000	222
	Great Wall Enterprise Co. Ltd.	125,402	217
	Capital Securities Corp.	303,000	215
	Global Brands Manufacture Ltd.	45,986	215
*	Taiwan Glass Industry Corp.	187,000	215
	Kinik Co.	19,000	214
	Arcadyan Technology Corp.	27,123	209
	Primax Electronics Ltd.	77,000	208
	Ruentex Industries Ltd.	117,002	207
	Faraday Technology Corp.	39,313	201
*	Taiwan Fertilizer Co. Ltd.	115,000	200
	Eternal Materials Co. Ltd.	139,495	199
	Chenbro Micom Co. Ltd.	10,000	198
*	Macronix International Co. Ltd.	301,000	197
	Test Research Inc.	28,000	196
	Grand Process Technology Corp.	4,000	196
	Win Semiconductors Corp.	64,000	192
	Ardentec Corp.	79,000	191
	Sanyang Motor Co. Ltd.	90,000	191
	Century Iron & Steel Industrial Co. Ltd.	32,000	191
	AP Memory Technology Corp.	19,000	190
	Yankey Engineering Co. Ltd.	11,730	188
	Tung Ho Steel Enterprise Corp.	90,110	187
	Coretronic Corp.	46,000	184
	Giant Manufacturing Co. Ltd.	53,740	184
*	FOCI Fiber Optic Communications Inc.	15,000	184
	Elan Microelectronics Corp.	47,000	183
	Greatek Electronics Inc.	94,000	183
	Lotus Pharmaceutical Co. Ltd.	29,000	183
	Kinsus Interconnect Technology Corp.	49,000	180
	Goldsun Building Materials Co. Ltd.	145,753	177
	Cleanaway Co. Ltd.	27,000	176
	Kaori Heat Treatment Co. Ltd.	14,000	175
	Ta Ya Electric Wire & Cable	126,027	174
	Dynamic Holding Co. Ltd.	46,997	174
	Chipbond Technology Corp.	97,000	170
	Taiwan Surface Mounting Technology Corp.	48,000	168
	YFY Inc.	206,000	168
	ADATA Technology Co. Ltd.	50,054	167
	Ennoconn Corp.	15,710	165
	Poya International Co. Ltd.	10,734	164
[1]	All Ring Tech Co. Ltd.	13,000	164
	Huaku Development Co. Ltd.	49,770	163
	ITEQ Corp.	36,466	162
	Solar Applied Materials Technology Corp.	84,000	161
	Sercomm Corp.	46,653	160
	Sunonwealth Electric Machine Industry Co. Ltd.	36,000	159
*	Yulon Finance Corp.	45,569	157
	Visual Photonics Epitaxy Co. Ltd.	31,000	157
	Fusheng Precision Co. Ltd.	18,000	156
*	China Petrochemical Development Corp.	663,386	155
	Feng Hsin Steel Co. Ltd.	71,000	155
[1]	Elite Advanced Laser Corp.	23,000	151
	Foxsemicon Integrated Technology Inc.	16,000	150
	Pixart Imaging Inc.	23,000	147
	Charoen Pokphand Enterprise	33,600	146
	Everlight Electronics Co. Ltd.	65,000	145
	Wisdom Marine Lines Co. Ltd.	73,543	145
	Hannstar Board Corp.	49,680	145
	VisEra Technologies Co. Ltd.	17,000	145
	Ennostar Inc.	114,000	144
	Allis Electric Co. Ltd.	38,632	142
	Merida Industry Co. Ltd.	38,000	140
	Shinkong Insurance Co. Ltd.	39,000	137
	Sonix Technology Co. Ltd.	113,000	135
	Taiwan Secom Co. Ltd.	37,000	135

ESG International Stock ETF
		Shares	Market Value• ($000)
	Pan-International Industrial Corp.	70,000	134
	Merry Electronics Co. Ltd.	37,755	132
	Nan Pao Resins Chemical Co. Ltd.	10,000	132
	Phoenix Silicon International Corp.	25,000	131
	Weikeng Industrial Co. Ltd.	141,000	129
	Airoha Technology Corp.	7,000	129
	Kinpo Electronics	209,000	128
	Silicon Integrated Systems Corp.	69,602	127
	TXC Corp.	44,000	126
[1]	LuxNet Corp.	19,000	126
	Machvision Inc.	6,039	125
*	Oneness Biotech Co. Ltd.	54,729	125
	Tainan Spinning Co. Ltd.	280,000	124
	Innodisk Corp.	13,141	124
	Sitronix Technology Corp.	18,000	123
	Taiwan Speciality Chemicals Corp.	13,000	123
	Pan Jit International Inc.	58,400	122
	Unitech Printed Circuit Board Corp.	120,877	121
	Chunghwa Precision Test Tech Co. Ltd.	3,000	121
[1]	XinTec Inc.	27,000	120
	Nan Kang Rubber Tire Co. Ltd.	91,000	119
	Gudeng Precision Industrial Co. Ltd.	11,491	119
	Transcend Information Inc.	36,000	118
	Supreme Electronics Co. Ltd.	83,980	118
	Quanta Storage Inc.	29,000	117
	President Securities Corp.	171,085	116
	Universal Microwave Technology Inc.	9,000	116
	China Electric Manufacturing Corp.	264,540	113
	Shinkong Synthetic Fibers Corp.	233,316	113
[1]	Yulon Motor Co. Ltd.	105,185	113
	momo.com Inc.	13,680	113
	C Sun Manufacturing Ltd.	17,000	112
	Marketech International Corp.	13,000	111
*	Center Laboratories Inc.	90,614	110
	Wah Lee Industrial Corp.	33,720	109
	TA-I Technology Co. Ltd.	74,000	105
	Grape King Bio Ltd.	24,890	105
*	Mercuries Life Insurance Co. Ltd.	576,034	105
	AcBel Polytech Inc.	111,883	104
	Tong Hsing Electronic Industries Ltd.	28,322	104
	Systex Corp.	27,000	103
	Evergreen Aviation Technologies Corp.	17,000	103
	Speed Tech Corp.	72,000	102
	Fitipower Integrated Technology Inc.	17,703	102
	Evergreen International Storage & Transport Corp.	91,000	101
	Scientech Corp.	8,000	101
	ITE Technology Inc.	23,000	100
*	Lumosa Therapeutics Co. Ltd.	16,000	100
	EVERGREEN Steel Corp.	34,000	99
*	HannsTouch Holdings Co.	457,000	98
	Far Eastern Department Stores Ltd.	142,000	97
	Raydium Semiconductor Corp.	10,000	97
	Sakura Development Co. Ltd.	60,480	97
[1]	Solomon Technology Corp.	19,000	97
	Farglory Land Development Co. Ltd.	48,000	96
	Advanced Wireless Semiconductor Co.	26,370	96
*	FLEXium Interconnect Inc.	43,000	95
	Via Technologies Inc.	46,000	94
*,1	Ability Enterprise Co. Ltd.	36,000	93
	Hota Industrial Manufacturing Co. Ltd.	41,810	93
	TTY Biopharm Co. Ltd.	37,000	93
	Zero One Technology Co. Ltd.	23,000	93
[1]	Chenming Electronic Technology Corp.	22,000	93
[1]	Chicony Power Technology Co. Ltd.	26,000	89
	Chang Wah Electromaterials Inc.	63,000	89
	Hotai Finance Co. Ltd.	38,950	88
*	TaiMed Biologics Inc.	32,960	87
	Shiny Chemical Industrial Co. Ltd.	18,900	86
[1]	I-Chiun Precision Industry Co. Ltd.	33,000	84
*	Yieh Phui Enterprise Co. Ltd.	168,332	83

ESG International Stock ETF
		Shares	Market Value• ($000)
*	EirGenix Inc.	42,000	83
	Kenmec Mechanical Engineering Co. Ltd.	32,000	83
	Lian HWA Food Corp.	18,700	83
	Cheng Uei Precision Industry Co. Ltd.	53,000	82
	China Motor Corp.	43,200	82
	Ton Yi Industrial Corp.	137,000	82
	Taiwan Sakura Corp.	29,000	82
	O-Bank Co. Ltd.	277,000	81
	ASROCK Inc.	9,000	81
	Run Long Construction Co. Ltd.	81,400	80
	Posiflex Technology Inc.	9,000	80
	Fulgent Sun International Holding Co. Ltd.	22,985	80
	Chong Hong Construction Co. Ltd.	32,000	79
	Standard Foods Corp.	79,000	78
	Universal Cement Corp.	80,500	78
*	Chung Hung Steel Corp.	149,000	78
	HD Renewable Energy Co. Ltd.	15,989	78
	Cheng Loong Corp.	131,000	77
	Clevo Co.	56,000	77
	Sporton International Inc.	13,372	77
	Kung Long Batteries Industrial Co. Ltd.	18,000	77
	Taiwan PCB Techvest Co. Ltd.	65,000	77
*	TCI Co. Ltd.	17,297	77
	RichWave Technology Corp.	15,650	77
	Cathay Real Estate Development Co. Ltd.	110,000	76
	China Bills Finance Corp.	140,000	76
	Holy Stone Enterprise Co. Ltd.	27,300	76
	Global Mixed Mode Technology Inc.	10,000	76
	Sinon Corp.	55,000	76
	M31 Technology Corp.	4,600	76
	Formosa Taffeta Co. Ltd.	146,000	75
	Kindom Development Co. Ltd.	65,010	75
	Nichidenbo Corp.	33,000	75
	Allied Supreme Corp.	8,000	75
*	Sunplus Technology Co. Ltd.	91,000	74
	Elite Semiconductor Microelectronics Technology Inc.	40,000	74
	WUS Printed Circuit Co. Ltd.	20,000	74
	Brighton-Best International Taiwan Inc.	66,000	74
	Topkey Corp.	12,000	74
*	BES Engineering Corp.	200,000	73
	Taiwan Paiho Ltd.	42,000	73
	Altek Corp.	44,795	73
	CyberPower Systems Inc.	10,000	73
[1]	G Shank Enterprise Co. Ltd.	22,000	73
*	JSL Construction & Development Co. Ltd.	28,620	73
*	Etron Technology Inc.	63,937	72
	Taiwan Semiconductor Co. Ltd.	43,000	72
	SDI Corp.	25,000	72
*	Polaris Group	56,415	72
	Kenda Rubber Industrial Co. Ltd.	105,001	71
	Taiflex Scientific Co. Ltd.	38,115	71
	ChipMOS Technologies Inc.	89,000	71
	China Steel Chemical Corp.	26,000	70
	Johnson Health Tech Co. Ltd.	15,000	70
	Chief Telecom Inc.	5,000	70
	Anpec Electronics Corp.	12,000	70
*	HannStar Display Corp.	276,000	68
*	Wafer Works Corp.	87,015	68
	Kuo Toong International Co. Ltd.	37,330	68
	Pegavision Corp.	6,514	68
[1]	Lai Yih Footwear Co. Ltd.	9,000	68
	Chun Yuan Steel Industry Co. Ltd.	99,000	67
	Hu Lane Associate Inc.	13,556	67
*	FocalTech Systems Co. Ltd.	30,203	67
	Chin-Poon Industrial Co. Ltd.	50,000	66
	YungShin Global Holding Corp.	36,000	66
*	General Interface Solution GIS Holding Ltd.	32,000	66
	Flytech Technology Co. Ltd.	18,000	65
	TPK Holding Co. Ltd.	49,000	65
	Nuvoton Technology Corp.	32,000	65

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Microbio Co. Ltd.	79,762	63
	Genesys Logic Inc.	15,000	63
	Dimerco Express Corp.	23,451	61
	UPI Semiconductor Corp.	10,000	61
	Promate Electronic Co. Ltd.	35,999	61
	Bank of Kaohsiung Co. Ltd.	156,480	60
*	Grand Pacific Petrochemical	188,799	60
	Syncmold Enterprise Corp.	26,000	60
	Advancetek Enterprise Co. Ltd.	37,000	60
	Chang Wah Technology Co. Ltd.	53,500	59
	Delpha Construction Co. Ltd.	59,000	59
	Hsin Kuang Steel Co. Ltd.	41,000	58
	Continental Holdings Corp.	76,000	58
	CMC Magnetics Corp.	194,747	57
	Zeng Hsing Industrial Co. Ltd.	18,115	57
*	Medigen Vaccine Biologics Corp.	44,390	56
	Ability Opto-Electronics Technology Co. Ltd.	14,000	56
	Zyxel Group Corp.	49,961	55
*	Andes Technology Corp.	6,000	55
*	Forcecon Tech Co. Ltd.	13,000	54
	IEI Integration Corp.	23,000	53
	Xxentria Technology Materials Corp.	39,461	53
	Great Tree Pharmacy Co. Ltd.	11,696	53
*	Phihong Technology Co. Ltd.	63,380	52
	Gemtek Technology Corp.	63,000	52
	Advanced International Multitech Co. Ltd.	27,000	52
	China Metal Products	64,000	51
	Cub Elecparts Inc.	14,281	51
*	Egis Technology Inc.	12,000	50
	YC INOX Co. Ltd.	72,292	49
	Gamania Digital Entertainment Co. Ltd.	25,000	49
	Namchow Holdings Co. Ltd.	37,000	48
	TSRC Corp.	86,000	48
	Weltrend Semiconductor	30,000	48
	Sunny Friend Environmental Technology Co. Ltd.	19,737	48
	TYC Brother Industrial Co. Ltd.	35,000	47
*	Career Technology MFG. Co. Ltd.	94,188	47
*	CyberTAN Technology Inc.	56,000	47
	Sampo Corp.	58,000	47
*	Taiwan TEA Corp.	98,000	47
	Darfon Electronics Corp.	40,000	47
	Swancor Holding Co. Ltd.	10,000	47
	Everlight Chemical Industrial Corp.	77,000	46
	Rechi Precision Co. Ltd.	58,000	46
	Hung Sheng Construction Ltd.	63,600	45
*	Taiwan-Asia Semiconductor Corp.	61,000	45
	Universal Vision Biotechnology Co. Ltd.	7,678	45
	Kaimei Electronic Corp.	23,200	45
*	United Renewable Energy Co. Ltd.	213,420	44
	PharmaEngine Inc.	20,000	44
*	RDC Semiconductor Co. Ltd.	9,240	44
[1]	Taiwan Mask Corp.	32,000	44
	Materials Analysis Technology Inc.	7,000	44
*	Tong-Tai Machine & Tool Co. Ltd.	34,000	43
	Iron Force Industrial Co. Ltd.	10,630	43
	Bioteque Corp.	11,000	43
	Shinfox Energy Co. Ltd.	23,492	43
	Lingsen Precision Industries Ltd.	69,000	42
	AmTRAN Technology Co. Ltd.	93,235	42
	D-Link Corp.	71,760	42
*	Lung Yen Life Service Corp.	24,000	42
	Wei Chuan Foods Corp.	83,000	42
	Chlitina Holding Ltd.	11,332	42
	T3EX Global Holdings Corp.	18,000	42
	Radium Life Tech Co. Ltd.	112,771	41
	FSP Technology Inc.	22,000	41
	Alpha Networks Inc.	43,772	41
*	Foresee Pharmaceuticals Co. Ltd.	16,068	41
	Adlink Technology Inc.	19,000	40
*	Lealea Enterprise Co. Ltd.	179,920	40

ESG International Stock ETF
		Shares	Market Value• ($000)
	AGV Products Corp.	108,000	39
*	Adimmune Corp.	65,000	39
	Actron Technology Corp.	9,574	39
	Waffer Technology Corp.	19,454	39
*	International CSRC Investment Holdings Co.	104,990	38
	Basso Industry Corp.	35,000	37
*	Ritek Corp.	103,214	37
	USI Corp.	108,000	37
*	TSEC Corp.	73,000	37
	Nantex Industry Co. Ltd.	44,000	36
	Savior Lifetec Corp.	59,436	36
	Rich Development Co. Ltd.	122,490	35
	Sinyi Realty Inc.	43,000	34
*	Holtek Semiconductor Inc.	26,000	34
	Advanced Ceramic X Corp.	8,000	34
	ZillTek Technology Corp.	5,000	34
	Hong Pu Real Estate Development Co. Ltd.	37,000	33
*	Longchen Paper & Packaging Co. Ltd.	100,803	33
	Motech Industries Inc.	56,594	33
	St. Shine Optical Co. Ltd.	7,000	33
	Chia Hsin Cement Corp.	76,100	33
	KMC Kuei Meng International Inc.	11,000	33
	Tyntek Corp.	51,000	32
	Elitegroup Computer Systems Co. Ltd.	50,000	32
*	Mercuries & Associates Holding Ltd.	78,969	32
	Taiyen Biotech Co. Ltd.	30,000	32
	TaiDoc Technology Corp.	7,000	32
	Gourmet Master Co. Ltd.	12,000	32
	CHC Healthcare Group	20,000	32
*	OBI Pharma Inc.	30,988	32
*	Chung Hwa Pulp Corp.	78,000	31
	Cyberlink Corp.	10,000	31
*	Federal Corp.	47,000	31
	Sensortek Technology Corp.	5,000	31
	Soft-World International Corp.	9,000	30
*	Oriental Union Chemical Corp.	75,000	30
	UPC Technology Corp.	91,000	30
*	China Man-Made Fiber Corp.	133,240	29
*	Gigastorage Corp.	40,000	29
	Brogent Technologies Inc.	10,100	29
	Yungshin Construction & Development Co. Ltd.	12,000	29
	Cenra Inc.	26,000	29
	Asia Polymer Corp.	71,757	28
	Huang Hsiang Construction Corp.	21,554	28
*	Apex International Co. Ltd.	31,828	28
	91APP Inc.	11,000	28
	Senao International Co. Ltd.	28,000	27
	Darwin Precisions Corp.	75,000	27
	KEE TAI Properties Co. Ltd.	70,650	27
	Infortrend Technology Inc.	37,000	26
*	Taigen Biopharmaceuticals Holdings Ltd.	83,000	26
	Rexon Industrial Corp. Ltd.	25,000	26
	Firich Enterprises Co. Ltd.	30,000	25
	Tung Thih Electronic Co. Ltd.	11,440	25
*	Shining Building Business Co. Ltd.	80,000	24
*	Li Peng Enterprise Co. Ltd.	128,000	24
*	Kuo Yang Construction Co. Ltd.	39,000	24
*	Yeong Guan Energy Technology Group Co. Ltd.	31,721	23
	Globe Union Industrial Corp.	67,828	22
	Ho Tung Chemical Corp.	85,000	22
*	Taiwan Styrene Monomer	70,000	21
*	Fittech Co. Ltd.	10,508	21
	Formosa Sumco Technology Corp.	7,000	19
*	Medigen Biotechnology Corp.	18,000	18
	Panion & BF Biotech Inc.	8,000	18
	China General Plastics Corp.	43,155	17
*	PChome Online Inc.	15,430	17
	Nan Liu Enterprise Co. Ltd.	10,000	17
	Ultra Chip Inc.	10,000	17
*	ALI Corp.	16,200	15

ESG International Stock ETF
		Shares	Market Value• ($000)
	Amazing Microelectronic Corp.	6,242	15
	Nidec Chaun-Choung Technology Corp.	3,000	14
	VIA Labs Inc.	3,000	9
	ScinoPharm Taiwan Ltd.	13,000	8
	Shin Foong Specialty & Applied Materials Co. Ltd.	7,000	7
*,2	Pharmally International Holding Co. Ltd.	1,282	—
			374,363
Thailand (0.5%)
	Delta Electronics Thailand PCL (Foreign)	547,200	2,533
	Advanced Info Service PCL (Foreign)	203,700	1,852
	Kasikornbank PCL (Foreign)	337,200	1,754
	CP ALL PCL (Foreign)	1,050,100	1,429
	Bangkok Dusit Medical Services PCL (Foreign)	2,093,100	1,338
	SCB X PCL (Foreign)	326,300	1,295
	Krung Thai Bank PCL (Foreign)	1,176,200	895
	Siam Cement PCL (Foreign)	130,300	867
	Airports of Thailand PCL (Foreign)	758,200	844
	Central Pattana PCL (Foreign)	499,100	795
*	True Corp. PCL (Foreign)	1,743,914	615
	Bumrungrad Hospital PCL (Foreign)	109,500	601
	Minor International PCL (Foreign)	744,900	539
	Bangkok Bank PCL (Foreign)	102,700	493
	Charoen Pokphand Foods PCL (Foreign)	666,100	451
	TMBThanachart Bank PCL (Foreign)	6,932,824	407
	Tisco Financial Group PCL (Foreign)	115,500	360
	Central Retail Corp. PCL (Foreign)	488,100	321
	Indorama Ventures PCL (Foreign)	338,200	226
	Thanachart Capital PCL (Foreign)	121,600	191
	Home Product Center PCL (Foreign)	864,100	190
	Kiatnakin Phatra Bank PCL (Foreign)	102,200	188
	Thai Union Group PCL (Foreign)	472,700	180
	Bangkok Expressway & Metro PCL (Foreign)	1,075,800	176
	Land & Houses PCL (Foreign)	1,322,100	159
*	BTS Group Holdings PCL (Foreign)	1,630,522	159
	CP Axtra PCL (Foreign)	275,755	153
	Com7 PCL (Foreign)	191,800	151
	TIDLOR Holdings PCL (Foreign)	246,217	143
	Srisawad Corp. PCL (Foreign)	178,761	138
	Muangthai Capital PCL (Foreign)	114,600	132
	KCE Electronics PCL (Foreign)	157,100	124
	Osotspa PCL (Foreign)	236,600	120
	CPN Retail Growth Leasehold REIT	357,300	120
	Krungthai Card PCL (Foreign)	139,500	118
	Thai Life Insurance PCL (Foreign)	357,500	106
	Sansiri PCL (Foreign)	2,360,900	105
	SCG Packaging PCL (Foreign)	184,900	98
	Cal-Comp Electronics Thailand PCL (Foreign)	517,200	93
	AP Thailand PCL (Foreign)	404,800	92
	Central Plaza Hotel PCL (Foreign)	102,900	91
	Supalai PCL (Foreign)	191,000	90
	VGI PCL (Foreign)	1,391,749	90
	WHA Premium Growth Freehold & Leasehold REIT	322,246	90
	Hana Microelectronics PCL (Foreign)	114,400	86
	Asset World Corp. PCL (Foreign)	1,251,300	86
	Berli Jucker PCL (Foreign)	143,500	76
	Bangkok Chain Hospital PCL (Foreign)	190,200	76
	Siam Global House PCL (Foreign)	323,469	71
*	Energy Absolute PCL (Foreign)	889,900	69
	Thaifoods Group PCL (Foreign)	435,300	68
	Bangkok Commercial Asset Management PCL (Foreign)	270,300	68
	Betagro PCL (Foreign)	124,900	66
	Amata Corp. PCL (Foreign)	128,493	63
	TTW PCL (Foreign)	222,600	63
	Thailand Future Fund	347,700	63
	PTG Energy PCL (Foreign)	257,700	62
	Sri Trang Agro-Industry PCL (Foreign)	141,300	53
	BCPG PCL (Foreign)	199,152	53
	Bangkok Airways PCL (Foreign)	127,500	53
	Tipco Asphalt PCL (Foreign)	118,200	52

ESG International Stock ETF
		Shares	Market Value• ($000)
	AEON Thana Sinsap Thailand PCL (Foreign)	15,000	51
	Thai Vegetable Oil PCL (Foreign)	66,070	50
	I-TAIL Corp. PCL (Foreign)	110,500	50
	MBK PCL (Foreign)	90,600	48
	Mega Lifesciences PCL (Foreign)	56,000	48
	Siam City Cement PCL (Foreign)	10,200	47
	Chularat Hospital PCL (Foreign)	885,000	43
	Quality Houses PCL (Foreign)	994,900	42
	Bangkok Life Assurance PCL NVDR	77,600	42
	JMT Network Services PCL (Foreign)	114,192	41
*	Stecon Group PCL (Foreign)	169,600	40
	TOA Paint Thailand PCL (Foreign)	87,400	37
	Plan B Media PCL (Foreign)	269,068	37
*	True Corp. PCL NVDR	94,300	33
	Dhipaya Group Holdings PCL (Foreign)	50,400	32
	Bangkok Life Assurance PCL (Foreign)	58,000	31
*	Jasmine Technology Solution PCL (Foreign)	31,600	31
*	Thaicom PCL (Foreign)	103,300	30
*	Jasmine International PCL (Foreign)	655,813	30
	GFPT PCL (Foreign)	94,900	29
	Sri Trang Gloves Thailand PCL (Foreign)	142,600	28
	Bangkok Land PCL (Foreign)	1,730,200	26
*	SKY ICT PCL (Foreign)	60,500	26
	MK Restaurants Group PCL (Foreign)	37,800	25
	Dohome PCL (Foreign)	200,829	23
	Major Cineplex Group PCL (Foreign)	92,700	22
	Jaymart Group Holdings PCL (Foreign)	83,900	21
*	Thonburi Healthcare Group PCL (Foreign)	75,100	17
	Ratchthani Leasing PCL (Foreign)	313,500	16
*	Singer Thailand PCL (Foreign)	90,800	16
	SPCG PCL (Foreign)	57,800	15
	Taokaenoi Food & Marketing PCL (Foreign)	77,500	13
*	Forth Corp. PCL (Foreign)	59,800	13
	Pruksa Holding PCL (Foreign)	78,900	10
	TQM Alpha PCL (Foreign)	24,900	10
	BEC World PCL (Foreign)	109,400	7
*	Super Energy Corp. PCL (Foreign)	1,608,300	7
			23,127
Turkiye (0.2%)
	BIM Birlesik Magazalar A/S	86,806	1,119
	Akbank TAS	601,404	998
	Turk Hava Yollari AO	115,173	938
	Turkcell Iletisim Hizmetleri A/S	255,716	590
	Turkiye Is Bankasi A/S Class C	1,561,001	571
*	Yapi ve Kredi Bankasi A/S	629,176	503
	Eregli Demir ve Celik Fabrikalari TAS	621,009	451
	Turkiye Garanti Bankasi A/S	114,970	403
	Ford Otomotiv Sanayi A/S	124,462	338
*	Pegasus Hava Tasimaciligi A/S	41,277	250
	Turkiye Sise ve Cam Fabrikalari A/S	241,289	239
*	Sasa Polyester Sanayi A/S	1,900,831	217
	Migros Ticaret A/S	15,861	187
*	TAV Havalimanlari Holding A/S	30,045	185
	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	349,864	176
	Coca-Cola Icecek A/S	145,345	174
	Tofas Turk Otomobil Fabrikasi A/S	21,871	133
*	Peker Gayrimenkul Yatirim Ortakligi A/S	760,889	129
*	Turk Telekomunikasyon A/S	92,376	125
*	Arcelik A/S	36,843	123
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S	162,844	117
[3]	Mavi Giyim Sanayi ve Ticaret A/S Class B	104,776	114
*	Oyak Cimento Fabrikalari A/S	182,404	108
*	Petkim Petrokimya Holding A/S	214,602	104
	Is Yatirim Menkul Degerler A/S	94,936	101
*	Gubre Fabrikalari TAS	13,869	98
*	Turkiye Vakiflar Bankasi TAO	124,344	87
	Borusan Yatirim ve Pazarlama A/S	1,252	86
*,3	MLP Saglik Hizmetleri A/S	9,735	85
	Ulker Biskuvi Sanayi A/S	30,197	83

ESG International Stock ETF
		Shares	Market Value• ($000)
	Ziraat Gayrimenkul Yatirim Ortakligi A/S	147,769	83
	Turkiye Sigorta A/S	339,220	82
*	Turk Altin Isletmeleri A/S	128,877	75
[3]	Enerjisa Enerji A/S	38,664	74
*	Kuyumcukent Gayrimenkul Yatirimlari A/S	54,140	74
*	Ral Yatirim Holding A/S	22,281	71
	Yeni Gimat Gayrimenkul Ortakligi A/S	29,795	71
	Cimsa Cimento Sanayi ve Ticaret A/S	59,555	70
*	Turkiye Sinai Kalkinma Bankasi A/S	191,324	68
	Dogus Otomotiv Servis ve Ticaret A/S	14,658	67
	Turk Traktor ve Ziraat Makineleri A/S	4,460	67
*	Hektas Ticaret TAS	627,865	67
	Anadolu Anonim Turk Sigorta Sirketi	120,412	65
	GEN Ilac ve Saglik Urunleri Sanayi ve Ticaret A/S	14,964	65
*	Turkiye Halk Bankasi A/S	93,985	61
	LDR Turizm A/S	8,532	61
*	Dogan Sirketler Grubu Holding A/S	124,692	58
	Torunlar Gayrimenkul Yatirim Ortakligi A/S	32,485	56
	Logo Yazilim Sanayi ve Ticaret A/S	12,414	55
*	Investco Holding A/S	3,977	55
	Albaraka Turk Katilim Bankasi A/S	251,755	53
*	Baticim Bati Anadolu Cimento Sanayii A/S	506,064	49
	Katilimevim Tasarruf Finansman A/S	177,134	48
	Global Yatirim Holding A/S	213,030	47
	Sok Marketler Ticaret A/S	47,018	46
*	Is Gayrimenkul Yatirim Ortakligi A/S	87,038	43
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret A/S	80,055	43
*	Margun Enerji Uretim Sanayi ve Ticaret A/S	35,143	43
	AKIS Gayrimenkul Yatirimi A/S	220,620	42
	EGE Endustri ve Ticaret A/S	195	41
	Kontrolmatik Enerji ve Muhendislik A/S	57,933	39
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret A/S	24,671	38
*	Lydia Yesil Enerji Kaynaklari Anonimsirketi	116	37
*	Sinpas Gayrimenkul Yatirim Ortakligi A/S	302,799	36
	Sekerbank Turk A/S	177,616	35
*	Vestel Elektronik Sanayi ve Ticaret A/S	34,099	35
*	Is Finansal Kiralama A/S	76,041	35
	Kocaer Celik Sanayi ve Ticaret A/S	94,117	35
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret A/S	592,201	33
*	Yatas Yatak ve Yorgan Sanayi ve Ticaret A/S	43,687	33
*	Tukas Gida Sanayi ve Ticaret A/S	376,438	32
	Akcansa Cimento A/S	9,388	31
*	Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class A	31,509	30
*	Qua Granite Hayal	164,436	30
*	Kizilbuk Gayrimenkul Yatirim Ortakligi A/S	78,492	26
*	Polisan Holding A/S	225,845	25
	Baskent Dogalgaz Dagitim Gayrimenkul Yatirim Ortakligi A/S	29,130	25
*	Akfen Yenilenebilir Enerji A/S	54,444	24
*	BatiSoke Soke Cimento Sanayii TAS	68,072	24
	Bursa Cimento Fabrikasi A/S	119,826	22
*	Aksigorta A/S	125,271	21
	SUN Tekstil Sanayi ve Ticaret A/S	18,923	21
*	Tat Gida Sanayi A/S	56,770	20
*	Biotrend Cevre ve Enerji Yatirimlari A/S	34,211	19
*	Karsan Otomotiv Sanayii ve Ticaret A/S	63,945	19
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	11,745	18
*	Kartonsan Karton Sanayi ve Ticaret A/S	7,571	17
*	Penta Teknoloji Urunleri Dagitim Ticaret A/S	42,724	17
*	Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret A/S	23,030	17
*	Link Bilgisayar Sistemleri Yazilimi ve Donanimi Sanayi ve Ticaret A/S	1,020	17
*	Kordsa Teknik Tekstil A/S	9,659	16
*	Besler Gida ve Kimya Sanayi ve Ticaret A/S	44,755	16
*	Alfa Solar Enerji Sanayi ve Ticaret A/S	13,773	16
	Brisa Bridgestone Sabanci Sanayi ve Ticaret A/S	7,642	15
	Iskenderun Demir ve Celik A/S	15,458	15
*	Galata Wind Enerji A/S	23,533	15
*	Yayla Agro Gida Sanayi ve Nakliyat A/S	52,321	14
*	Imas Makina Sanayi A/S	145,988	14
	Suwen Tekstil Sanayi Pazarlama A/S	53,215	14
	Ebebek Magazacilik A/S Class B	10,694	14

ESG International Stock ETF
		Shares	Market Value• ($000)
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	38,437	13
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A/S	1,514	13
	Kervan Gida Sanayi ve Ticaret A/S Class B	200,961	12
*	Kimteks Poliuretan Sanayi ve Ticaret A/S	27,777	12
*	Karel Elektronik Sanayi ve Ticaret A/S	49,347	12
	Escar Turizm Tasimacilik Ticaret A/S	19,478	12
*	Vakif Gayrimenkul Yatirim Ortakligi A/S	171,118	11
	Anadolu Isuzu Otomotiv Sanayi ve Ticaret A/S Class C	6,632	10
*	Bagfas Bandirma Gubre Fabrikalari A/S	10,206	10
	Eczacibasi Yatirim Holding Ortakligi A/S	1,512	9
*	Aydem Yenilenebilir Enerji A/S	16,135	8
*	Marti Otel Isletmeleri A/S	67,169	7
*	Erciyas Celik Boru Sanayi A/S	2,595	5
			11,726
United Arab Emirates (0.5%)
	Emaar Properties PJSC	1,178,823	4,621
	First Abu Dhabi Bank PJSC	841,612	3,801
	Emirates Telecommunications Group Co. PJSC	661,675	3,258
	Emirates NBD Bank PJSC	344,505	2,368
	Abu Dhabi Commercial Bank PJSC	563,108	2,320
	Aldar Properties PJSC	743,909	1,946
	Abu Dhabi Islamic Bank PJSC	270,441	1,570
	Dubai Islamic Bank PJSC	549,802	1,447
	Alpha Dhabi Holding PJSC	294,251	906
	Emaar Development PJSC	170,104	682
	Salik Co. PJSC	367,548	660
*	Multiply Group PJSC	621,703	509
	Air Arabia PJSC	474,020	487
	Borouge plc	528,377	382
	Pure Health Holding PJSC	418,392	330
	Dubai Investments PJSC	376,468	293
	Americana Restaurants International plc - Foreign Co.	515,412	272
*	Abu Dhabi Ports Co. PJSC	227,897	258
	Parkin Co. PJSC	130,320	215
	GFH Financial Group BSC	514,580	199
	Abu Dhabi National Hotels	1,531,081	193
	Emirates Central Cooling Systems Corp.	366,329	165
	Dubai Financial Market PJSC	301,364	138
	Fertiglobe plc	196,108	132
*	RAK Properties PJSC	291,102	125
*	Space42 plc	177,131	93
	Ajman Bank PJSC	183,203	72
	Amanat Holdings PJSC	203,336	63
	Agthia Group PJSC	53,297	59
*,2	Arabtec Holding PJSC	101,139	—
			27,564
United Kingdom (7.4%)
	AstraZeneca plc	286,154	45,617
	Unilever plc	468,186	29,536
	RELX plc	351,479	16,417
	GSK plc	769,066	15,197
	Barclays plc	2,709,975	13,205
	Lloyds Banking Group plc	11,492,480	12,328
	London Stock Exchange Group plc	95,871	11,882
	Compass Group plc	324,156	11,017
	NatWest Group plc	1,490,392	10,287
	3i Group plc	178,692	9,708
	Reckitt Benckiser Group plc	129,446	9,678
	Experian plc	173,655	9,001
	Haleon plc	1,711,093	8,421
	Tesco plc	1,247,962	7,133
	Standard Chartered plc	361,044	6,765
	Prudential plc	495,259	6,606
	Ashtead Group plc	81,796	6,027
	Aviva plc	579,741	5,105
	Smurfit WestRock plc	98,930	4,660
	Vodafone Group plc	3,706,136	4,438
	Legal & General Group plc	1,095,407	3,666
	Next plc	21,967	3,550

ESG International Stock ETF
		Shares	Market Value• ($000)
	InterContinental Hotels Group plc	27,997	3,399
	Halma plc	72,163	3,208
	BT Group plc	1,076,724	3,152
	Smith & Nephew plc	165,126	3,097
	Informa plc	253,285	2,984
	Sage Group plc	184,877	2,712
	Rentokil Initial plc	480,362	2,375
	Admiral Group plc	47,905	2,348
	International Consolidated Airlines Group SA	435,176	2,251
	Segro plc	256,405	2,176
	Bunzl plc	62,739	2,120
	United Utilities Group plc	131,838	2,048
	Coca-Cola HBC AG	38,937	1,970
	Antofagasta plc	65,701	1,906
*	Wise plc Class A	133,581	1,903
	Diploma plc	25,842	1,886
	Pearson plc	126,394	1,838
	Marks & Spencer Group plc	393,269	1,837
[3]	Auto Trader Group plc	167,853	1,823
	Severn Trent plc	50,430	1,762
	St. James's Place plc	100,154	1,717
	Associated British Foods plc	56,667	1,656
	M&G plc	447,294	1,602
	ICG plc	51,490	1,518
	Rightmove plc	150,514	1,510
	Whitbread plc	34,452	1,467
	J Sainsbury plc	338,268	1,369
	Games Workshop Group plc	6,409	1,338
	Phoenix Group Holdings plc	144,885	1,334
	Barratt Redrow plc	264,053	1,284
	Beazley plc	119,928	1,270
	Mondi plc	85,932	1,210
	Howden Joinery Group plc	106,889	1,209
	Kingfisher plc	346,817	1,208
*	Burberry Group plc	68,512	1,189
	DCC plc	18,454	1,174
	Endeavour Mining plc	34,109	1,171
	Hiscox Ltd.	64,917	1,145
	WPP plc	206,994	1,098
	Land Securities Group plc	146,125	1,095
	Spectris plc	19,770	1,082
	LondonMetric Property plc	419,268	1,044
[3]	Convatec Group plc	312,271	998
	IG Group Holdings plc	63,849	975
	Berkeley Group Holdings plc	18,882	919
	Croda International plc	26,950	913
	Taylor Wimpey plc	702,126	908
	Aberdeen Group plc	342,991	903
	Persimmon plc	61,258	880
	British Land Co. plc	193,214	877
	Fresnillo plc	36,048	873
	Johnson Matthey plc	33,805	873
*	Carnival plc	28,615	835
	Investec plc	111,525	816
	UNITE Group plc	80,955	764
	Hikma Pharmaceuticals plc	30,883	746
	ITV plc	665,113	734
	Schroders plc	139,974	719
	Bellway plc	22,721	716
	Cranswick plc	10,328	712
	RS Group plc	92,615	707
[3]	Quilter plc	315,812	701
	Inchcape plc	70,014	632
	Lion Finance Group plc	6,153	610
	B&M European Value Retail SA	187,460	610
	JD Sports Fashion plc	463,900	602
	Pennon Group plc	92,399	591
	TBC Bank Group plc	9,974	590
	Primary Health Properties plc	467,812	582
	Shaftesbury Capital plc	287,275	567

ESG International Stock ETF
		Shares	Market Value• ($000)
	Just Group plc	197,513	563
	Softcat plc	25,147	548
	Plus500 Ltd.	12,851	527
	TP ICAP Group plc	137,303	515
*	Vistry Group plc	61,122	505
	Derwent London plc	21,308	491
*	Ocado Group plc	107,236	488
	Man Group plc	219,206	484
	Tate & Lyle plc	66,619	479
*,3	Deliveroo plc	196,606	474
	OSB Group plc	64,358	459
	Paragon Banking Group plc	38,775	455
	easyJet plc	66,708	442
	Genus plc	11,989	423
[3]	JTC plc	26,570	415
	Big Yellow Group plc	33,489	412
	Grafton Group plc	34,849	412
	Computacenter plc	12,866	400
	Baltic Classifieds Group plc	89,206	398
	International Workplace Group plc	144,596	396
	Canal+ SA	129,527	395
	Mitie Group plc	208,245	394
	Grainger plc	145,904	384
	Dunelm Group plc	23,604	383
	AJ Bell plc	55,456	383
	Greggs plc	17,934	382
	Lancashire Holdings Ltd.	44,939	371
	Coats Group plc	356,603	370
	Sirius Real Estate Ltd.	245,357	337
	Telecom Plus plc	13,475	330
	Safestore Holdings plc	38,666	329
	Hammerson plc	82,315	319
	Firstgroup plc	102,943	309
[3]	Bridgepoint Group plc	67,784	309
	Travis Perkins plc	37,857	305
[3]	Airtel Africa plc	99,799	299
	Great Portland Estates plc	71,277	295
	SSP Group plc	139,395	290
*	Helios Towers plc	162,765	289
	Volution Group plc	33,388	285
	Greencore Group plc	84,215	284
	Savills plc	22,623	278
*,3	Trainline plc	76,010	278
	Premier Foods plc	106,819	273
	Currys plc	178,259	271
	Pan African Resources plc	310,847	264
	Breedon Group plc	52,809	262
	Spirent Communications plc	96,546	256
	MONY Group plc	93,566	253
	Hays plc	295,287	249
	Pets at Home Group plc	78,854	239
	Dowlais Group plc	226,009	238
	Rathbones Group plc	9,511	237
	IntegraFin Holdings plc	47,586	225
	Clarkson plc	4,753	225
	Zigup plc	52,058	221
	4imprint Group plc	4,861	221
	Bytes Technology Group plc	40,088	219
	WH Smith plc	23,374	218
	Hochschild Mining plc	54,856	209
*,1	Oxford Nanopore Technologies plc	78,344	192
	Genuit Group plc	41,445	189
*	Frasers Group plc	20,524	188
	Vesuvius plc	36,985	187
	Domino's Pizza Group plc	68,904	182
	Ashmore Group plc	74,008	178
*,3	Watches of Switzerland Group plc	40,002	177
	Future plc	17,868	175
	AG Barr plc	18,819	174
*,3	Trustpilot Group plc	61,455	171

ESG International Stock ETF
		Shares	Market Value• ($000)
	Pagegroup plc	52,440	168
*	Close Brothers Group plc	26,745	166
	Moonpig Group plc	58,770	158
	Hilton Food Group plc	13,782	155
	Kainos Group plc	15,301	146
	Ninety One plc	53,082	136
*	Molten Ventures plc	28,011	136
*	IP Group plc	159,483	129
[3]	Spire Healthcare Group plc	43,341	127
[3]	Petershill Partners plc	38,970	125
*	Alphawave IP Group plc	49,260	121
	Dr. Martens plc	95,335	117
	Jupiter Fund Management plc	68,814	116
	Workspace Group plc	21,264	115
	Wickes Group plc	42,103	114
[3]	Ibstock plc	60,143	112
	Marshalls plc	41,669	101
	NCC Group plc	48,301	95
[3]	Bakkavor Group plc	30,028	93
	RHI Magnesita NV	3,220	89
	Crest Nicholson Holdings plc	43,431	88
	Picton Property Income Ltd.	81,152	81
*	Auction Technology Group plc	17,105	78
*	AO World plc	62,553	73
*	PureTech Health plc	34,790	58
[3]	CMC Markets plc	18,876	56
*	Raspberry PI Holdings plc	9,788	56
	Essentra plc	37,984	52
*,1,3	Aston Martin Lagonda Global Holdings plc	49,662	49
	Liontrust Asset Management plc	10,372	48
*,1	THG plc	122,226	47
*	ASOS plc	11,038	41
	PZ Cussons plc	40,812	38
*	Mobico Group plc	76,608	34
	FDM Group Holdings plc	16,577	29
	CLS Holdings plc	23,736	19
*,2	NMC Health plc	4,208	—
			373,225
Total Common Stocks (Cost $3,908,578)			4,962,993
Preferred Stocks (0.6%)
	Itau Unibanco Holding SA Preference Shares	994,344	7,059
	Samsung Electronics Co. Ltd. Preference Shares	155,640	6,319
	Banco Bradesco SA Preference Shares	1,000,031	3,104
	Itausa SA Preference Shares	1,160,463	2,401
	Henkel AG & Co. KGaA Preference Shares	27,042	2,283
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	22,362	1,020
	Bayerische Motoren Werke AG Preference Shares	10,193	976
	Hyundai Motor Co. Preference Shares	6,401	757
	Hyundai Motor Co. Preference Shares (XARX)	6,194	755
	Gerdau SA Preference Shares	244,093	750
	Grupo Cibest SA Preference Shares	57,578	721
	Cia Energetica de Minas Gerais Preference Shares	256,966	527
	FUCHS SE Preference Shares	10,985	527
	Sixt SE Preference Shares	4,152	290
	LG Chem Ltd. Preference Shares	2,455	240
	Marcopolo SA Preference Shares	124,400	213
	Isa Energia Brasil SA Preference Shares	47,385	203
	Metalurgica Gerdau SA Preference Shares	112,200	196
	Samsung Fire & Marine Insurance Co. Ltd. Preference Shares	786	186
	LG Electronics Inc. Preference Shares	5,698	149
	Grupo de Inversiones Suramericana SA Preference Shares	16,622	147
	Samsung SDI Co. Ltd. Preference Shares	1,561	144
	Amorepacific Corp. Preference Shares	4,016	117
	Draegerwerk AG & Co. KGaA Preference Shares	1,493	116
	Bradespar SA Preference Shares	38,509	116
	Unipar Carbocloro SA Preference Shares Class B	9,373	112
	Corem Property Group AB Preference Shares	3,950	105
	Banco Pan SA Preference Shares	53,100	76

ESG International Stock ETF
		Shares	Market Value• ($000)
*	Usinas Siderurgicas de Minas Gerais SA Usiminas Preference Shares Class A	71,600	58
	Banco do Estado do Rio Grande do Sul SA Preference Shares Class B	27,200	58
	Daishin Securities Co. Ltd. Preference Shares	3,701	55
	Alpargatas SA Preference Shares	30,400	53
	Cia de Ferro Ligas da Bahia FERBASA Preference Shares	40,400	48
	Banco ABC Brasil SA Preference Shares	11,600	47
*	Raizen SA Preference Shares	197,400	43
	LG H&H Co. Ltd. Preference Shares	474	39
	Randon SA Implementos e Participacoes Preference Shares	27,400	34
*	Azul SA Preference Shares	169,763	21
	CJ CheilJedang Corp. Preference Shares	25	2
Total Preferred Stocks (Cost $29,306)			30,067
Rights (0.0%)
*,2	All Ring Tech Co. Ltd. Exp. 9/4/2025	172	—
*,2	All Ring Tech Co. Ltd. Exp. 9/9/2025	1,148	—
*	Telecom Italia SpA Exp. 9/12/2025	2,985,901	—
*,2	Apex International Financial Engineering Research & Technology Co. Ltd. Exp. 9/12/2025	5,860	—
*	Thonburi Healthcare Group PCL Exp. 12/31/2025	30,040	—
Total Rights (Cost $—)			—
Warrants (0.0%)
*	Minerva SA Exp. 4/7/2028	13,054	6
*,2	Webuild SpA Exp. 8/2/2030	3,597	4
*,2	VGI PCL Exp. 9/3/2025	79,095	1
*	VGI PCL Exp. 5/23/2027	88,419	—
Total Warrants (Cost $—)			11
Temporary Cash Investments (0.8%)
Money Market Fund (0.8%)
[4,5]	Vanguard Market Liquidity Fund, 4.362% (Cost $37,973)	379,795	37,976
Total Investments (100.3%) (Cost $3,975,857)			5,031,047
Other Assets and Liabilities—Net (-0.3%)			(14,904)
Net Assets (100%)			5,016,143
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $25,155.
2	Security value determined using significant unobservable inputs.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $177,549, representing 3.5% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $29,102 was received for securities on loan, of which $29,097 is held in Vanguard Market Liquidity Fund and $5 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depositary Receipt.
REIT—Real Estate Investment Trust.

ESG International Stock ETF

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI EAFE Index	September 2025	116	15,783	238
MSCI Emerging Markets Index	September 2025	132	8,348	176
				414

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
JPMorgan Chase Bank, N.A.	9/17/2025	GBP	1,896	USD	2,521	42	—
Goldman Sachs International	9/17/2025	INR	848,498	USD	9,866	—	(254)
JPMorgan Chase Bank, N.A.	9/17/2025	JPY	400,000	USD	2,763	—	(37)
UBS AG	9/17/2025	JPY	220,000	USD	1,539	—	(40)
UBS AG	9/17/2025	USD	467	AUD	715	—	(1)
Toronto-Dominion Bank	9/17/2025	USD	4,215	CHF	3,418	—	(64)
JPMorgan Chase Bank, N.A.	9/17/2025	USD	3,400	EUR	2,957	—	(62)
UBS AG	9/17/2025	USD	2,573	GBP	1,896	10	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	2,407	GBP	1,794	—	(18)
Toronto-Dominion Bank	9/17/2025	USD	303	HKD	2,356	—	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	7,401	JPY	1,057,038	197	—
BNP Paribas	9/17/2025	USD	795	KRW	1,069,562	25	—
BNP Paribas	9/17/2025	USD	984	SGD	1,256	4	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	1,436	TWD	42,050	58	—
						336	(476)

AUD—Australian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $3,937,884)	4,993,071
Affiliated Issuers (Cost $37,973)	37,976
Total Investments in Securities	5,031,047
Investment in Vanguard	122
Cash	5
Foreign Currency, at Value (Cost $8,626)	8,645
Cash Collateral Pledged—Futures Contracts	700
Receivables for Investment Securities Sold	7
Receivables for Accrued Income	16,199
Unrealized Appreciation—Forward Currency Contracts	336
Total Assets	5,057,061
Liabilities
Due to Custodian	24
Payables for Investment Securities Purchased	253
Collateral for Securities on Loan	29,102
Payables to Vanguard	469
Variation Margin Payable—Futures Contracts	141
Unrealized Depreciation—Forward Currency Contracts	476
Deferred Foreign Capital Gains Taxes	10,453
Total Liabilities	40,918
Net Assets	5,016,143
1 Includes $25,155 of securities on loan.
At August 31, 2025, net assets consisted of:

Paid-in Capital	4,190,301
Total Distributable Earnings (Loss)	825,842
Net Assets	5,016,143
Net Assets
Applicable to 74,500,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,016,143
Net Asset Value Per Share	$67.33
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	116,990
Interest[2]	562
Securities Lending—Net	1,143
Total Income	118,695
Expenses
The Vanguard Group—Note B
Investment Advisory Services	272
Management and Administrative	3,211
Marketing and Distribution	110
Custodian Fees	668
Auditing Fees	45
Shareholders’ Reports and Proxy Fees	116
Trustees’ Fees and Expenses	3
Professional Services	235
Other Expenses	162
Total Expenses	4,822
Net Investment Income	113,873
Realized Net Gain (Loss)
Investment Securities Sold[2,3,4]	(10,621)
Futures Contracts	2,897
Forward Currency Contracts	(595)
Foreign Currencies	(59)
Realized Net Gain (Loss)	(8,378)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2,5]	522,172
Futures Contracts	(478)
Forward Currency Contracts	219
Foreign Currencies	244
Change in Unrealized Appreciation (Depreciation)	522,157
Net Increase (Decrease) in Net Assets Resulting from Operations	627,652
1	Dividends are net of foreign withholding taxes of $12,089.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $437, ($2), and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
3	Realized Gain (Loss) is net of foreign capital gains taxes of $1,540.
4	Includes $14,056 of net gain (loss) resulting from in-kind redemptions.
5	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($3,343).
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	113,873	94,725
Realized Net Gain (Loss)	(8,378)	(30,826)
Change in Unrealized Appreciation (Depreciation)	522,157	560,300
Net Increase (Decrease) in Net Assets Resulting from Operations	627,652	624,199
Distributions
Total Distributions	(130,910)	(108,592)
Capital Share Transactions
Issued	526,367	128,305
Issued in Lieu of Cash Distributions	—	—
Redeemed	(40,576)	—
Net Increase (Decrease) from Capital Share Transactions	485,791	128,305
Total Increase (Decrease)	982,533	643,912
Net Assets
Beginning of Period	4,033,610	3,389,698
End of Period	5,016,143	4,033,610
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$60.47	$52.64	$48.46	$64.34	$52.38
Investment Operations
Net Investment Income[1]	1.635	1.446	1.385	1.632	1.295
Net Realized and Unrealized Gain (Loss) on Investments	7.128	8.043	4.073	(15.837)	11.907
Total from Investment Operations	8.763	9.489	5.458	(14.205)	13.202
Distributions
Dividends from Net Investment Income	(1.903)	(1.659)	(1.278)	(1.675)	(1.242)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.903)	(1.659)	(1.278)	(1.675)	(1.242)
Net Asset Value, End of Period	$67.33	$60.47	$52.64	$48.46	$64.34
Total Return	14.92%	18.37%	11.36%	-22.38%	25.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,016	$4,034	$3,390	$2,864	$2,561
Ratio of Total Expenses to Average Net Assets	0.11%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to Average Net Assets	2.68%	2.62%	2.72%	2.89%	2.14%
Portfolio Turnover Rate[2]	8%	5%	9%	12%	7%
1	Calculated based on average shares outstanding.
2	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

ESG International Stock ETF
Notes to Financial Statements
Vanguard ESG International Stock ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2025, the fund’s average investment in forward currency contracts represented 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.

ESG International Stock ETF
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $122,000, representing less than 0.01% of the fund’s net assets and 0.05% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.

ESG International Stock ETF
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	416,158	4,545,461	1,374	4,962,993
Preferred Stocks	17,007	13,060	—	30,067
Rights	—	—	—	—
Warrants	6	—	5	11
Temporary Cash Investments	37,976	—	—	37,976
Total	471,147	4,558,521	1,379	5,031,047

Derivative Financial Instruments
Assets
Futures Contracts[1]	414	—	—	414
Forward Currency Contracts	—	336	—	336
Total	414	336	—	750
Liabilities
Forward Currency Contracts	—	(476)	—	(476)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  At August 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	414	—	414
Unrealized Appreciation—Forward Currency Contracts	—	336	336
Total Assets	414	336	750

Unrealized Depreciation—Forward Currency Contracts	—	(476)	(476)
Total Liabilities	—	(476)	(476)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	2,897	—	2,897
Forward Currency Contracts	—	(595)	(595)
Realized Net Gain (Loss) on Derivatives	2,897	(595)	2,302

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(478)	—	(478)
Forward Currency Contracts	—	219	219
Change in Unrealized Appreciation (Depreciation) on Derivatives	(478)	219	(259)
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.

ESG International Stock ETF
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	13,590
Total Distributable Earnings (Loss)	(13,590)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	47,977
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	981,114
Capital Loss Carryforwards	(202,278)
Qualified Late-Year Losses	—
Other Temporary Differences	(971)
Total	825,842
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	130,910	108,592
Long-Term Capital Gains	—	—
Total	130,910	108,592
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	4,040,160
Gross Unrealized Appreciation	1,389,889
Gross Unrealized Depreciation	(398,940)
Net Unrealized Appreciation (Depreciation)	990,949
F.  During the year ended August 31, 2025, the fund purchased $492,612,000 of investment securities and sold $324,674,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $334,772,000 and $31,425,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	8,500	2,300
Issued in Lieu of Cash Distributions	—	—
Redeemed	(700)	—
Net Increase (Decrease) in Shares Outstanding	7,800	2,300
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.

ESG International Stock ETF
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
J.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG International Stock ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG International Stock ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The fund hereby designates $81,498,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $249,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund designates to shareholders foreign source income of $129,099,000 and foreign taxes paid of $12,591,000, or if subsequently determined to be different, the maximum amounts allowable by law. Form 1099-DIV reports calendar-year amounts that can be included on the income tax return of shareholders.
Q43940 102025

Financial Statements
For the year ended August 31, 2025
Vanguard Global Wellington™ Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	24
Tax information	25

Global Wellington Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (64.8%)
Austria (1.3%)
Erste Group Bank AG	359,871	34,254
Finland (0.5%)
Nokia OYJ	3,252,039	14,000
France (4.4%)
TotalEnergies SE	512,293	32,162
BNP Paribas SA	240,806	21,640
Capgemini SE	143,424	20,399
Societe Generale SA	315,279	19,456
Engie SA	651,196	13,475
Arkema SA	115,938	8,226
		115,358
Germany (0.8%)
Daimler Truck Holding AG	426,428	20,059
Hong Kong (1.1%)
AIA Group Ltd.	2,901,200	27,574
Ireland (0.7%)
Accenture plc Class A	70,450	18,315
Japan (7.9%)
Mitsubishi Estate Co. Ltd.	1,251,770	26,666
Isuzu Motors Ltd.	1,890,614	24,765
Shin-Etsu Chemical Co. Ltd.	706,614	21,522
MISUMI Group Inc.	1,316,072	19,960
Sumitomo Mitsui Trust Group Inc.	700,000	19,921
Chiba Bank Ltd.	1,835,500	18,777
Sony Group Corp.	678,500	18,544
Honda Motor Co. Ltd.	1,422,200	15,765
Resona Holdings Inc.	1,301,300	13,051
BIPROGY Inc.	275,500	11,864
FANUC Corp.	280,100	7,787
Mitsubishi UFJ Financial Group Inc.	496,362	7,554
		206,176
South Korea (1.0%)
Samsung Electronics Co. Ltd.	523,013	26,130
Spain (0.3%)
Iberdrola SA	365,331	6,887
Sweden (1.1%)
Autoliv Inc.	235,732	29,247
Switzerland (0.9%)
Nestle SA (Registered)	132,730	12,521
Zurich Insurance Group AG	14,558	10,638
		23,159
Taiwan (1.4%)
Taiwan Semiconductor Manufacturing Co. Ltd.	949,398	35,556
United Kingdom (7.4%)
Unilever plc	580,540	36,623
AstraZeneca plc ADR	454,814	36,340
Diageo plc	981,210	27,213
BAE Systems plc	1,045,740	24,785
Rotork plc	4,886,796	22,740
1

Global Wellington Fund
				Shares	Market Value• ($000)
	London Stock Exchange Group plc			155,906	19,322
	Derwent London plc			576,654	13,275
	Shell plc			166,171	6,118
	WPP plc			1,101,100	5,839
					192,255
United States (36.0%)
	Microsoft Corp.			84,476	42,802
	Alphabet Inc. Class A			197,799	42,113
	Johnson & Johnson			235,121	41,656
	Bank of America Corp.			772,249	39,184
	Northrop Grumman Corp.			61,021	36,005
	Merck & Co. Inc.			403,201	33,917
	Duke Energy Corp.			273,860	33,545
	Cisco Systems Inc.			465,716	32,176
	Sempra			353,330	29,171
	Chubb Ltd.			97,361	26,781
	Novartis AG (Registered)			210,183	26,603
	Coterra Energy Inc.			1,031,131	25,201
	JPMorgan Chase & Co.			82,485	24,863
	Medtronic plc			265,991	24,687
	PNC Financial Services Group Inc.			116,685	24,205
	Elevance Health Inc.			75,896	24,184
	EQT Corp.			453,806	23,525
	Marsh & McLennan Cos. Inc.			111,301	22,907
	Emerson Electric Co.			168,076	22,186
	Honeywell International Inc.			100,699	22,103
	Texas Instruments Inc.			108,522	21,974
	Gilead Sciences Inc.			182,647	20,634
	Home Depot Inc.			50,425	20,511
	Walt Disney Co.			171,655	20,321
	American Tower Corp.			95,299	19,427
	Union Pacific Corp.			85,575	19,132
	Deere & Co.			39,574	18,942
	Diamondback Energy Inc.			115,074	17,118
	Pfizer Inc.			687,005	17,010
	PepsiCo Inc.			114,164	16,971
	Blackrock Inc.			14,652	16,515
	Caterpillar Inc.			38,260	16,032
	UnitedHealth Group Inc.			51,270	15,887
	Kenvue Inc.			764,578	15,834
	General Motors Co.			255,644	14,978
	Exelon Corp.			309,248	13,508
	Colgate-Palmolive Co.			152,381	12,811
	Visa Inc. Class A			33,335	11,727
	United Parcel Service Inc. Class B			116,753	10,209
*	Charles River Laboratories International Inc.			59,897	9,782
	TJX Cos. Inc.			40,989	5,600
*	Intel Corp.			166,282	4,049
					936,786
Total Common Stocks (Cost $1,266,268)					1,685,756
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (5.2%)
[1,2,3,4]	Fannie Mae Pool	4.200%	10/1/2030	8,075	8,072
[1,2]	Fannie Mae Pool	4.340%	8/1/2030	3,379	3,417
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	3,889	3,946
[1,2]	Fannie Mae Pool	4.470%	5/1/2030	3,427	3,476
[1,2]	Fannie Mae Pool	4.830%	10/1/2030	3,262	3,363
[1,2]	Fannie Mae REMICS	2.500%	5/25/2045	672	633
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	54	53
[1,2]	Fannie Mae REMICS	3.500%	6/25/2044	45	44
[1,2]	Freddie Mac REMICS	1.750%	9/15/2042	317	300
[1,2]	Freddie Mac REMICS	2.000%	7/25/2050	897	792
[1,2]	Freddie Mac REMICS	4.000%	9/15/2041	593	580
[1]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	2,283	1,870
2

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	1,685	1,436
[1,4]	Ginnie Mae II Pool	3.000%	11/20/2049–9/15/2055	1,916	1,698
[1]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	2,275	2,077
[1]	Ginnie Mae II Pool	4.000%	5/20/2052–8/20/2052	1,483	1,398
[1,4]	Ginnie Mae II Pool	5.000%	9/15/2055	1,479	1,463
[1]	Ginnie Mae REMICS	2.500%	10/20/2049	2,120	1,893
[1]	Ginnie Mae REMICS	2.750%	9/20/2044	37	36
[1,2]	UMBS Pool	2.000%	4/1/2041–8/1/2051	7,946	6,476
[1,2]	UMBS Pool	2.500%	1/1/2052	4,023	3,366
[1,2,4]	UMBS Pool	3.000%	6/1/2051–9/25/2055	5,520	4,819
[1,2]	UMBS Pool	3.500%	7/1/2051–8/1/2052	2,487	2,267
[1,2]	UMBS Pool	4.000%	3/1/2046–12/1/2051	1,746	1,667
[1,2]	UMBS Pool	4.500%	1/1/2038–11/1/2052	3,081	3,046
[1,2]	UMBS Pool	5.000%	9/1/2052–11/1/2054	2,470	2,441
[1,2]	UMBS Pool	5.500%	1/1/2053–9/1/2053	12,463	12,589
[1,2]	UMBS Pool	6.000%	2/1/2053	4,963	5,104
[5]	United States Treasury Note/Bond	2.000%	11/15/2041	3,462	2,372
	United States Treasury Note/Bond	2.375%	2/15/2042–5/15/2051	665	442
	United States Treasury Note/Bond	2.500%	2/15/2045	713	496
[4]	United States Treasury Note/Bond	3.625%	8/31/2027	6,505	6,507
	United States Treasury Note/Bond	3.750%	4/30/2027–6/30/2027	13,670	13,689
	United States Treasury Note/Bond	3.875%	3/31/2027–2/15/2043	8,701	8,531
	United States Treasury Note/Bond	4.125%	2/28/2027–8/15/2053	848	784
	United States Treasury Note/Bond	4.250%	5/15/2035–8/15/2054	5,650	5,515
	United States Treasury Note/Bond	4.375%	8/15/2043	1,326	1,254
	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	4,391	4,156
	United States Treasury Note/Bond	4.625%	11/15/2044–2/15/2055	6,552	6,284
	United States Treasury Note/Bond	4.750%	11/15/2043–5/15/2055	5,772	5,651
	United States Treasury Note/Bond	5.000%	5/15/2045	1,817	1,848
Total U.S. Government and Agency Obligations (Cost $137,258)					135,851
Asset-Backed/Commercial Mortgage-Backed Securities (0.9%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	89	89
Cayman Islands (0.0%)
[1,6]	Horizon Aircraft Finance II Ltd. Series 2019-1	3.721%	7/15/2039	71	69
United States (0.9%)
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/2046	980	953
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	5.774%	10/15/2036	1,290	1,290
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	84	81
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	334	279
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	458	443
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.898%	10/25/2041	149	150
[1,6]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	490	499
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	1,216	1,234
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	1,600	1,434
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	87	84
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	1,166	1,130
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	1,335	1,345
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	1,181	1,211
[1,6]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	2,669	2,586
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/2048	2,950	2,959
[1,6]	RFR Trust Series 2025-SGRM	5.562%	3/11/2041	4,363	4,469
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	18	18
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	1,117	1,125
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	789	799
[1,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	1,143	1,152
					23,241
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $23,043)					23,399
Corporate Bonds (18.0%)
Australia (0.3%)
[6]	Glencore Funding LLC	6.375%	10/6/2030	2,976	3,210
[6]	Glencore Funding LLC	6.500%	10/6/2033	689	752
[6]	Glencore Funding LLC	5.634%	4/4/2034	885	908
[6]	Glencore Funding LLC	5.893%	4/4/2054	1,786	1,744
3

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Glencore Funding LLC	6.141%	4/1/2055	360	362
					6,976
Belgium (0.5%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	689	629
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	635	690
[1,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	3,375	3,882
[1,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	2,235	2,500
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	1,471	1,383
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/2049	837	822
[8]	Shurgard Luxembourg Sarl	3.625%	10/22/2034	1,700	1,938
					11,844
Canada (0.5%)
[6]	Constellation Software Inc.	5.158%	2/16/2029	310	318
[6]	Constellation Software Inc.	5.461%	2/16/2034	2,819	2,878
[9]	Emera Inc.	4.838%	5/2/2030	3,000	2,270
	Emera US Finance LP	2.639%	6/15/2031	1,365	1,214
	Enbridge Inc.	3.125%	11/15/2029	1,845	1,757
	Enbridge Inc.	4.900%	6/20/2030	585	597
[9]	Enbridge Inc.	6.100%	11/9/2032	3,388	2,735
	Enbridge Inc.	5.550%	6/20/2035	175	178
[9]	Rogers Communications Inc.	3.250%	5/1/2029	2,413	1,737
					13,684
Denmark (0.8%)
[1,10]	Danske Bank A/S	2.250%	1/14/2028	1,440	1,885
[6]	Danske Bank A/S	5.705%	3/1/2030	725	757
[1,8]	Jyske Bank A/S	4.125%	9/6/2030	2,860	3,466
[1,8]	Jyske Bank A/S	3.625%	4/29/2031	1,940	2,308
[1,8]	Jyske Bank A/S	5.125%	5/1/2035	2,825	3,493
[1,8]	Nykredit Realkredit A/S	3.500%	7/10/2031	7,285	8,565
					20,474
France (0.8%)
[6]	BNP Paribas SA	5.335%	6/12/2029	3,132	3,215
[1,8]	BNP Paribas SA	3.979%	5/6/2036	2,100	2,470
[6]	BPCE SA	3.250%	1/11/2028	525	513
[6]	BPCE SA	5.281%	5/30/2029	680	700
[6]	BPCE SA	5.876%	1/14/2031	2,100	2,188
[6]	BPCE SA	5.389%	5/28/2031	600	615
[6]	BPCE SA	3.116%	10/19/2032	348	308
[6]	BPCE SA	6.508%	1/18/2035	2,257	2,363
[8]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	1,500	1,749
[6]	Credit Agricole SA	5.862%	1/9/2036	2,600	2,701
[1,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	2,000	2,355
[6]	WEA Finance LLC	2.875%	1/15/2027	215	210
[6]	WEA Finance LLC	3.500%	6/15/2029	475	459
					19,846
Germany (0.3%)
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	185	188
[8]	Sirius Real Estate Ltd.	1.750%	11/24/2028	3,900	4,317
[8]	Volkswagen Financial Services AG	3.250%	5/19/2027	3,500	4,132
					8,637
Italy (0.6%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	2,390	2,881
[1,8]	Credit Agricole Italia SpA	3.250%	2/15/2034	1,500	1,754
[8]	Intesa Sanpaolo SpA	3.625%	6/30/2028	5,725	6,925
[1,8]	Intesa Sanpaolo SpA	3.850%	9/16/2032	3,780	4,509
					16,069
Japan (0.3%)
[6,8]	NTT Finance Corp.	3.678%	7/16/2033	3,095	3,663
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	3,255	4,195
					7,858
Luxembourg (0.1%)
[8]	JAB Holdings BV	4.375%	4/25/2034	2,300	2,760
Mexico (0.0%)
	America Movil SAB de CV	3.625%	4/22/2029	275	268
4

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	America Movil SAB de CV	6.375%	3/1/2035	385	420
					688
Norway (0.1%)
[6]	Aker BP ASA	3.100%	7/15/2031	1,607	1,459
Saudi Arabia (0.3%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	4,162	3,781
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	1,330	1,379
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	2,265	2,347
					7,507
South Africa (0.2%)
[6]	Anglo American Capital plc	2.625%	9/10/2030	4,516	4,126
Spain (0.3%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/2026	3,900	4,620
[8]	Cajamar Caja Rural SCC	3.375%	7/25/2029	600	719
[8]	Ibercaja Banco SA	4.125%	8/18/2036	3,100	3,617
					8,956
Switzerland (0.1%)
[8]	Sika Capital BV	1.500%	4/29/2031	1,045	1,122
[6]	UBS Group AG	6.301%	9/22/2034	2,349	2,539
					3,661
United Arab Emirates (0.1%)
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/2034	3,701	3,334
United Kingdom (1.7%)
[1,10]	Affinity Water Finance plc	6.250%	9/12/2040	1,165	1,558
	AstraZeneca plc	4.000%	1/17/2029	831	831
	Barclays plc	5.086%	2/25/2029	1,355	1,378
	Barclays plc	4.476%	11/11/2029	805	807
	Barclays plc	5.785%	2/25/2036	1,026	1,057
[1,8]	British Telecommunications plc	3.875%	1/20/2034	2,115	2,512
	HSBC Holdings plc	4.899%	3/3/2029	950	963
	HSBC Holdings plc	5.240%	5/13/2031	1,345	1,382
[8]	HSBC Holdings plc	4.599%	3/22/2035	1,930	2,337
[1,10]	Lloyds Banking Group plc	5.250%	10/16/2031	2,280	3,105
	Lloyds Banking Group plc	5.679%	1/5/2035	1,655	1,716
[1,8]	Motability Operations Group plc	3.875%	1/24/2034	235	277
[1,8]	Motability Operations Group plc	4.000%	1/22/2037	435	508
[1,8]	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/2032	1,650	2,002
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/2038	1,145	986
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/2040	890	727
[1,8]	National Grid plc	0.163%	1/20/2028	1,700	1,880
[1,8]	National Grid plc	3.875%	1/16/2029	2,125	2,566
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	1,970	2,356
[1,10]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	1,412	1,873
[10]	South West Water Finance plc	5.750%	12/11/2032	1,925	2,638
[1,10]	South West Water Finance plc	6.375%	8/5/2041	1,600	2,117
[6]	Standard Chartered plc	5.545%	1/21/2029	965	989
[6]	Standard Chartered plc	5.005%	10/15/2030	1,813	1,844
[1,8]	United Utilities Water Finance plc	3.750%	5/23/2034	3,865	4,517
[1,10]	Yorkshire Water Finance plc	6.375%	11/18/2034	535	732
					43,658
United States (11.0%)
[12]	Aflac Inc.	1.726%	10/18/2030	550,000	3,696
[1]	Alabama Power Co.	4.300%	7/15/2048	281	233
[6]	Alcon Finance Corp.	3.000%	9/23/2029	3,856	3,676
[6]	Alcon Finance Corp.	2.600%	5/27/2030	1,926	1,785
[6]	Alcon Finance Corp.	5.750%	12/6/2052	200	199
[8]	Alphabet Inc.	2.500%	5/6/2029	3,265	3,815
[8]	Alphabet Inc.	3.000%	5/6/2033	1,775	2,063
[8]	Alphabet Inc.	3.875%	5/6/2045	625	708
	Alphabet Inc.	5.250%	5/15/2055	115	112
	Alphabet Inc.	5.300%	5/15/2065	60	58
	American Express Co.	4.731%	4/25/2029	1,045	1,061
	American Express Co.	6.489%	10/30/2031	72	79
	American Express Co.	4.918%	7/20/2033	1,565	1,584
	American Express Co.	5.043%	5/1/2034	3,458	3,510
5

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.850%	5/7/2030	540	552
	American International Group Inc.	3.400%	6/30/2030	1,078	1,037
[8]	American Medical Systems Europe BV	3.500%	3/8/2032	1,300	1,546
[6]	American Transmission Systems Inc.	2.650%	1/15/2032	1,178	1,048
	Aon North America Inc.	5.300%	3/1/2031	2,163	2,254
	Arizona Public Service Co.	3.750%	5/15/2046	725	545
	Arizona Public Service Co.	5.900%	8/15/2055	815	812
	AT&T Inc.	4.300%	12/15/2042	1,604	1,355
	AT&T Inc.	4.650%	6/1/2044	370	319
	AT&T Inc.	4.350%	6/15/2045	733	606
	AT&T Inc.	4.750%	5/15/2046	1,960	1,702
[6]	Athene Global Funding	5.583%	1/9/2029	3,959	4,094
[6]	Athene Global Funding	2.646%	10/4/2031	3,940	3,495
	Athene Holding Ltd.	6.625%	5/19/2055	450	463
[6]	Aviation Capital Group LLC	5.375%	7/15/2029	6,315	6,469
	Bank of America Corp.	5.819%	9/15/2029	1,160	1,212
	Bank of America Corp.	5.872%	9/15/2034	1,178	1,249
	Bank of America Corp.	5.511%	1/24/2036	1,570	1,617
	Bank of America Corp.	2.482%	9/21/2036	3,947	3,412
	Bank of America Corp.	3.311%	4/22/2042	1,211	931
	Bank of New York Mellon Corp.	4.729%	4/20/2029	615	625
[8]	Becton Dickinson & Co.	3.828%	6/7/2032	3,400	4,071
	Boeing Co.	5.705%	5/1/2040	415	415
	Boeing Co.	6.858%	5/1/2054	2,525	2,771
[8]	Booking Holdings Inc.	4.500%	5/9/2046	1,755	2,038
	BP Capital Markets America Inc.	5.227%	11/17/2034	1,535	1,567
[6]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,764	1,812
	Charter Communications Operating LLC	4.200%	3/15/2028	6,901	6,859
	Charter Communications Operating LLC	5.050%	3/30/2029	3,145	3,193
[4]	Charter Communications Operating LLC	5.850%	12/1/2035	180	180
	Charter Communications Operating LLC	3.500%	3/1/2042	1,050	746
	Charter Communications Operating LLC	6.484%	10/23/2045	330	321
	Charter Communications Operating LLC	5.375%	5/1/2047	605	514
	Charter Communications Operating LLC	3.900%	6/1/2052	2,266	1,499
	Citizens Financial Group Inc.	5.841%	1/23/2030	615	640
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	358	335
[6]	CNO Global Funding	5.875%	6/4/2027	1,930	1,981
[6]	CNO Global Funding	4.875%	12/10/2027	525	532
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	870	883
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	479	509
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	1,602	1,665
	Commonwealth Edison Co.	3.650%	6/15/2046	39	30
	Commonwealth Edison Co.	4.000%	3/1/2048	270	213
[1]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/2037	83	91
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/2054	319	266
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/2058	165	133
	Constellation Brands Inc.	4.100%	2/15/2048	1,085	836
	Corebridge Financial Inc.	4.350%	4/5/2042	2,410	2,029
[6]	Cox Communications Inc.	4.800%	2/1/2035	100	94
	Crown Castle Inc.	5.100%	5/1/2033	870	873
	Crown Castle Inc.	5.800%	3/1/2034	911	951
	Crown Castle Inc.	5.200%	9/1/2034	1,232	1,230
	Dominion Energy Inc.	4.600%	5/15/2028	880	890
[1]	Dominion Energy Inc.	3.375%	4/1/2030	285	274
	Dominion Energy Inc.	5.375%	11/15/2032	1,845	1,906
[1]	Dominion Energy Inc.	4.850%	8/15/2052	431	363
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	230	203
	DTE Energy Co.	5.200%	4/1/2030	1,210	1,247
	Duke Energy Carolinas LLC	6.050%	4/15/2038	769	825
	Duke Energy Corp.	5.000%	8/15/2052	2,203	1,921
	Energy Transfer LP	5.200%	4/1/2030	225	231
	Energy Transfer LP	5.150%	3/15/2045	1,099	967
	Energy Transfer LP	6.000%	6/15/2048	1,562	1,500
	Enterprise Products Operating LLC	5.200%	1/15/2036	885	892
	Enterprise Products Operating LLC	4.850%	3/15/2044	2,062	1,863
	Eversource Energy	5.950%	7/15/2034	1,410	1,480
	Extra Space Storage LP	4.950%	1/15/2033	490	491
	Extra Space Storage LP	5.400%	6/15/2035	3,296	3,327
[1]	FirstEnergy Corp.	4.850%	7/15/2047	825	708
[6]	FirstEnergy Pennsylvania Electric Co.	3.250%	3/15/2028	1,766	1,722
6

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	88	90
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	229	223
[8]	Fortive Corp.	3.700%	8/15/2029	3,515	4,234
[6]	Foundry JV Holdco LLC	5.900%	1/25/2030	420	443
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,940	2,063
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	920	965
[6]	Foundry JV Holdco LLC	6.250%	1/25/2035	1,386	1,468
[6]	Foundry JV Holdco LLC	6.200%	1/25/2037	200	210
[6]	GA Global Funding Trust	5.500%	1/8/2029	4,891	5,048
[6]	GA Global Funding Trust	5.200%	12/9/2031	345	351
[6]	GA Global Funding Trust	5.900%	1/13/2035	2,293	2,357
	Georgia Power Co.	4.850%	3/15/2031	1,010	1,035
	Georgia Power Co.	4.300%	3/15/2042	3,827	3,306
	Georgia Power Co.	5.125%	5/15/2052	478	443
	GLP Capital LP	5.300%	1/15/2029	2,637	2,687
	GLP Capital LP	5.250%	2/15/2033	785	784
	GLP Capital LP	6.750%	12/1/2033	3,418	3,674
[6]	Gray Oak Pipeline LLC	2.600%	10/15/2025	480	478
[6]	Gray Oak Pipeline LLC	3.450%	10/15/2027	1,682	1,656
	Healthpeak OP LLC	4.750%	1/15/2033	2,360	2,345
[6]	Henneman Trust	6.580%	5/15/2055	3,214	3,290
	Home Depot Inc.	3.300%	4/15/2040	1,017	816
	Intel Corp.	4.600%	3/25/2040	4,182	3,676
	Intel Corp.	5.600%	2/21/2054	1,727	1,567
	Intercontinental Exchange Inc.	4.350%	6/15/2029	2,949	2,973
	Intercontinental Exchange Inc.	3.000%	6/15/2050	177	115
	Intercontinental Exchange Inc.	4.950%	6/15/2052	214	192
[6]	Jackson National Life Global Funding	4.700%	6/5/2028	1,725	1,740
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	505	447
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	7,287	7,540
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	305	335
[6]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	1,200	1,187
[6]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	925	913
[6]	JBS USA LUX Sarl	5.950%	4/20/2035	428	445
[8]	Johnson & Johnson	3.350%	2/26/2037	1,230	1,418
[8]	Johnson & Johnson	3.700%	2/26/2055	1,725	1,857
	JPMorgan Chase & Co.	2.947%	2/24/2028	1,476	1,449
	JPMorgan Chase & Co.	6.087%	10/23/2029	2,244	2,366
	JPMorgan Chase & Co.	5.140%	1/24/2031	381	393
	JPMorgan Chase & Co.	6.254%	10/23/2034	4,346	4,746
	JPMorgan Chase & Co.	5.572%	4/22/2036	1,019	1,060
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	1,074	854
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	1,200	865
	Kenvue Inc.	5.050%	3/22/2053	1,741	1,588
	Kilroy Realty LP	5.875%	10/15/2035	945	941
	Kite Realty Group LP	5.200%	8/15/2032	285	289
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	1,127	1,135
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	580	585
[6]	Lincoln Financial Global Funding	4.625%	8/18/2030	530	533
	LXP Industrial Trust	6.750%	11/15/2028	3,555	3,777
[6]	Mars Inc.	5.650%	5/1/2045	515	508
[6]	Mars Inc.	5.700%	5/1/2055	2,629	2,568
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/2050	606	409
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/2052	65	51
	Merck & Co. Inc.	5.000%	5/17/2053	502	455
[1]	Morgan Stanley	3.772%	1/24/2029	628	622
	Morgan Stanley	5.230%	1/15/2031	1,290	1,331
	Morgan Stanley	4.889%	7/20/2033	1,381	1,394
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	1,090	1,105
[8]	MSD Netherlands Capital BV	3.750%	5/30/2054	865	891
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	1,030	1,051
	NiSource Inc.	5.250%	3/30/2028	534	548
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	252	190
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	40	27
[6]	Oglethorpe Power Corp.	6.191%	1/1/2031	157	165
	Oglethorpe Power Corp.	5.050%	10/1/2048	177	158
[6]	Ohio Edison Co.	4.950%	12/15/2029	235	240
[6]	Omnis Funding Trust	6.722%	5/15/2055	1,486	1,534
	ONEOK Inc.	4.750%	10/15/2031	1,055	1,055
	ONEOK Inc.	4.950%	10/15/2032	1,640	1,630
7

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	3.600%	4/1/2040	1,355	1,074
	Oracle Corp.	3.650%	3/25/2041	1,345	1,052
	Oracle Corp.	4.500%	7/8/2044	981	820
	Oracle Corp.	4.000%	7/15/2046	423	322
	Pacific Gas & Electric Co.	4.750%	2/15/2044	830	686
	Pacific Gas & Electric Co.	4.950%	7/1/2050	2,335	1,933
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	2,002	2,060
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	585	604
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/2043	877	772
[6]	Pricoa Global Funding I	4.700%	5/28/2030	310	315
[6]	Pricoa Global Funding I	5.350%	5/28/2035	620	636
	Progressive Corp.	3.950%	3/26/2050	1,336	1,038
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/2043	1,390	1,586
[6]	Protective Life Global Funding	4.803%	6/5/2030	740	753
[6]	Protective Life Global Funding	5.432%	1/14/2032	3,282	3,409
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	1,040	1,059
[1]	Prudential Financial Inc.	3.700%	3/13/2051	940	685
	Public Service Co. of Oklahoma	5.450%	1/15/2036	2,070	2,095
[1]	Public Service Electric & Gas Co.	5.450%	3/1/2054	1,071	1,041
	Realty Income Corp.	3.250%	6/15/2029	1,042	1,009
[8]	Realty Income Corp.	4.875%	7/6/2030	3,715	4,680
[6]	RGA Global Funding	4.350%	8/25/2028	2,440	2,446
[6]	RGA Global Funding	5.448%	5/24/2029	1,400	1,453
[6]	RGA Global Funding	5.250%	1/9/2030	1,775	1,834
[6]	RGA Global Funding	5.000%	8/25/2032	550	553
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	3,105	3,150
[6]	SBA Tower Trust	1.884%	1/15/2026	245	242
[6]	SBA Tower Trust	1.631%	11/15/2026	2,265	2,191
[1]	SCE Recovery Funding LLC	0.861%	11/15/2031	249	224
[1]	SCE Recovery Funding LLC	1.942%	5/15/2038	165	127
[1]	SCE Recovery Funding LLC	2.510%	11/15/2043	95	64
[1]	Shell Finance US Inc.	4.000%	5/10/2046	330	263
	Shell International Finance BV	3.000%	11/26/2051	1,338	859
	Southern California Edison Co.	4.650%	10/1/2043	1,430	1,204
	Southern California Edison Co.	4.000%	4/1/2047	1,625	1,210
	Southern California Edison Co.	6.200%	9/15/2055	88	87
[1]	SSM Health Care Corp.	3.823%	6/1/2027	320	318
[1]	Sutter Health	2.294%	8/15/2030	190	174
	Synchrony Financial	5.019%	7/29/2029	445	448
	Synchrony Financial	6.000%	7/29/2036	305	308
	Synopsys Inc.	4.850%	4/1/2030	1,550	1,581
	Synopsys Inc.	5.000%	4/1/2032	1,695	1,729
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	1,277	1,276
	Time Warner Cable LLC	5.875%	11/15/2040	322	308
	Toledo Hospital	5.750%	11/15/2038	100	101
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	230	236
	Tyson Foods Inc.	5.700%	3/15/2034	5,506	5,735
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	28	27
	Verizon Communications Inc.	2.875%	11/20/2050	250	154
	Verizon Communications Inc.	3.000%	11/20/2060	260	152
	VICI Properties LP	5.125%	5/15/2032	432	433
[1,9]	Walt Disney Co.	3.057%	3/30/2027	2,350	1,712
[1,9]	Wells Fargo & Co.	2.975%	5/19/2026	625	455
[1]	Wells Fargo & Co.	4.808%	7/25/2028	2,106	2,129
[1]	Wells Fargo & Co.	2.879%	10/30/2030	479	452
[1]	Wells Fargo & Co.	3.350%	3/2/2033	690	636
[1]	Wells Fargo & Co.	5.557%	7/25/2034	1,028	1,067
	Wells Fargo & Co.	5.211%	12/3/2035	1,648	1,662
[1]	Wells Fargo & Co.	4.611%	4/25/2053	2,063	1,750
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	145	148
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	2,093	2,153
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	1,395	1,451
					287,024
Total Corporate Bonds (Cost $456,061)					468,561
Sovereign Bonds (6.6%)
Australia (0.4%)
[1,13]	Commonwealth of Australia	2.750%	11/21/2027	135	87
[1,13]	Commonwealth of Australia	2.250%	5/21/2028	4,036	2,565
8

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,13]	Commonwealth of Australia	3.250%	4/21/2029	6,200	4,030
[1,13]	Commonwealth of Australia	1.000%	11/21/2031	1,401	776
[1,13]	Commonwealth of Australia	3.750%	5/21/2034	1,322	839
[1,13]	Commonwealth of Australia	3.500%	12/21/2034	1,769	1,093
					9,390
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/2030	200	180
[1,6]	Bermuda	3.375%	8/20/2050	200	137
					317
Bulgaria (0.1%)
[1,8]	Republic of Bulgaria	4.875%	5/13/2036	590	757
[1,8]	Republic of Bulgaria	1.375%	9/23/2050	1,199	802
					1,559
Canada (0.4%)
[9]	Canadian Government Bond	3.000%	6/1/2034	3,080	2,192
[9]	Canadian Government Bond	3.500%	12/1/2045	964	680
[9]	Canadian Government Bond	2.000%	12/1/2051	250	127
[9]	Canadian Government Bond	1.750%	12/1/2053	634	297
[9]	City of Montreal	3.150%	12/1/2036	750	492
[9]	City of Montreal	3.500%	12/1/2038	410	270
[9]	City of Montreal	2.400%	12/1/2041	1,000	541
[9]	City of Toronto	3.200%	8/1/2048	1,000	559
[1,13]	Province of British Columbia	5.250%	5/23/2034	6,850	4,601
[1,11]	Province of Ontario	0.250%	6/28/2029	985	1,220
[9]	Regional Municipality of York	2.150%	6/22/2031	800	546
					11,525
Chile (0.0%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	650	639
France (0.2%)
[1,6,8]	French Republic	2.500%	5/25/2030	2,175	2,525
[1,6,8]	French Republic	3.200%	5/25/2035	1,150	1,311
[1,6,8]	French Republic	3.250%	5/25/2055	660	623
					4,459
Germany (3.7%)
[8]	Federal Republic of Germany	0.500%	2/15/2026	17,780	20,673
[8]	Federal Republic of Germany	2.900%	6/18/2026	8,340	9,829
[1,8]	Federal Republic of Germany	1.300%	10/15/2027	13,645	15,763
[8]	Federal Republic of Germany	0.000%	11/15/2027	12,375	13,881
[8]	Federal Republic of Germany	6.250%	1/4/2030	9,680	13,226
[8]	Federal Republic of Germany	2.200%	2/15/2034	20,290	23,034
[8]	Federal Republic of Germany	2.500%	8/15/2054	750	745
					97,151
Israel (0.1%)
	State of Israel	5.375%	3/12/2029	2,245	2,298
	State of Israel	5.500%	3/12/2034	299	304
					2,602
Japan (0.4%)
[1,12]	Japan	0.497%	4/20/2026	328,200	2,225
[1,12]	Japan	0.600%	6/20/2029	20,900	140
[1,12]	Japan	1.100%	6/20/2034	873,250	5,743
[1,12]	Japan	1.100%	6/20/2043	276,400	1,517
[1,12]	Japan	1.300%	12/20/2043	78,350	441
[1,12]	Japan	0.700%	6/20/2051	117,800	470
[1,12]	Japan	0.700%	9/20/2051	87,500	347
[1,12]	Japan	1.200%	6/20/2053	50,250	222
[1,12]	Japan	1.600%	12/20/2053	20,900	102
					11,207
Mexico (0.1%)
[1]	United Mexican States	6.750%	9/27/2034	319	342
[1]	United Mexican States	6.400%	5/7/2054	2,275	2,112
					2,454
Qatar (0.0%)
[1,6]	State of Qatar	5.103%	4/23/2048	255	244
[1,6]	State of Qatar	4.400%	4/16/2050	780	666
					910
9

Global Wellington Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Saudi Arabia (0.4%)
[1,6]	Kingdom of Saudi Arabia	5.375%	1/13/2031	2,925	3,059
[1,6]	Kingdom of Saudi Arabia	5.625%	1/13/2035	2,515	2,644
[1,6]	Kingdom of Saudi Arabia	5.000%	1/18/2053	765	664
[1,6]	Saudi Arabian Oil Co.	5.375%	6/2/2035	2,755	2,834
[1,6]	Saudi Arabian Oil Co.	6.375%	6/2/2055	1,955	2,015
					11,216
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/2029	1,050	1,139
Supranational (0.4%)
[1,8]	European Union	0.000%	7/4/2035	1,740	1,507
[1,8]	European Union	0.200%	6/4/2036	2,705	2,304
[1,8]	European Union	4.000%	4/4/2044	1,410	1,685
[1,8]	European Union	2.625%	2/4/2048	5,035	4,767
[1,8]	European Union	3.000%	3/4/2053	305	295
					10,558
United Kingdom (0.3%)
[10]	United Kingdom	4.375%	3/7/2030	2,085	2,846
[10]	United Kingdom	4.500%	3/7/2035	1,900	2,519
[10]	United Kingdom	0.625%	10/22/2050	3,350	1,550
					6,915
Total Sovereign Bonds (Cost $170,528)					172,041
Taxable Municipal Bonds (0.4%)
United States (0.4%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	110	89
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	329	365
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	90	72
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	55	44
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	894	953
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	100	89
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	320	216
	Illinois GO	5.100%	6/1/2033	3,285	3,323
[14]	Kansas Development Finance Authority Revenue	2.774%	5/1/2051	475	325
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	3.395%	10/15/2040	175	150
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/2026	10	10
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	170	183
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/2040	510	554
[15]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	635	675
	Port Authority of New York & New Jersey Revenue	5.647%	11/1/2040	2,060	2,171
	Port Authority of New York & New Jersey Revenue	4.458%	10/1/2062	225	188
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/2035	865	889
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	255	260
Total Taxable Municipal Bonds (Cost $11,274)					10,556
10

Global Wellington Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (3.1%)
Money Market Fund (3.1%)
[16]	Vanguard Market Liquidity Fund (Cost $78,997)	4.362%	790,186	79,011
Total Investments (99.0%) (Cost $2,143,429)				2,575,175
Other Assets and Liabilities—Net (1.0%)				24,850
Net Assets (100%)				2,600,025
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
5	Securities with a value of $919 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $176,370, representing 6.8% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
15	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
11

Global Wellington Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	41	8,550	10

Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(101)	(11,056)	(26)
10-Year U.S. Treasury Note	December 2025	(49)	(5,513)	(16)
Euro-Bobl	September 2025	(24)	(3,298)	8
Ultra 10-Year U.S. Treasury Note	December 2025	(158)	(18,076)	(90)
				(124)
				(114)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	9/29/2025	USD	16,875	AUD	26,242	—	(307)
JPMorgan Chase Bank, N.A.	9/29/2025	USD	14,008	CAD	19,466	—	(183)
Goldman Sachs International	9/29/2025	AUD	900	CAD	803	4	—
Goldman Sachs International	9/29/2025	USD	5,365	CHF	4,324	—	(57)
Goldman Sachs International	9/29/2025	USD	236,184	EUR	203,174	—	(1,907)
JPMorgan Chase Bank, N.A.	9/29/2025	GBP	2,921	EUR	3,371	—	(2)
Bank of America, N.A.	9/29/2025	USD	883	EUR	753	—	—
JPMorgan Chase Bank, N.A.	9/29/2025	USD	537	EUR	460	—	(2)
JPMorgan Chase Bank, N.A.	9/29/2025	USD	29,322	GBP	21,859	—	(230)
JPMorgan Chase Bank, N.A.	9/29/2025	USD	13,512	JPY	2,001,173	—	(145)
JPMorgan Chase Bank, N.A.	9/29/2025	AUD	3,851	JPY	366,900	18	—
JPMorgan Chase Bank, N.A.	9/29/2025	GBP	1,169	JPY	232,286	—	(5)
Goldman Sachs International	9/29/2025	USD	3	SEK	30	—	—
						22	(2,838)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $2,405 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellington Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $2,064,432)	2,496,164
Affiliated Issuers (Cost $78,997)	79,011
Total Investments in Securities	2,575,175
Investment in Vanguard	65
Cash	57
Foreign Currency, at Value (Cost $5,713)	5,704
Receivables for Investment Securities Sold	27,949
Receivables for Accrued Income	15,182
Receivables for Capital Shares Issued	1,391
Variation Margin Receivable—Futures Contracts	45
Unrealized Appreciation—Forward Currency Contracts	22
Total Assets	2,625,590
Liabilities
Payables for Investment Securities Purchased	20,603
Payables for Capital Shares Redeemed	1,116
Payables to Investment Advisor	696
Payables to Vanguard	312
Unrealized Depreciation—Forward Currency Contracts	2,838
Total Liabilities	25,565
Net Assets	2,600,025
At August 31, 2025, net assets consisted of:

Paid-in Capital	2,111,632
Total Distributable Earnings (Loss)	488,393
Net Assets	2,600,025

Investor Shares—Net Assets
Applicable to 10,937,270 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	299,368
Net Asset Value Per Share—Investor Shares	$27.37

Admiral™ Shares—Net Assets
Applicable to 67,230,154 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,300,657
Net Asset Value Per Share—Admiral Shares	$34.22
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellington Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	47,322
Interest[2,3]	38,429
Securities Lending—Net	3
Total Income	85,754
Expenses
Investment Advisory Fees—Note B
Basic Fee	3,703
Performance Adjustment	(616)
The Vanguard Group—Note C
Management and Administrative—Investor Shares	809
Management and Administrative—Admiral Shares	3,503
Marketing and Distribution—Investor Shares	14
Marketing and Distribution—Admiral Shares	105
Custodian Fees	70
Auditing Fees	35
Shareholders’ Reports and Proxy Fees—Investor Shares	19
Shareholders’ Reports and Proxy Fees—Admiral Shares	42
Trustees’ Fees and Expenses	1
Other Expenses	162
Total Expenses	7,847
Net Investment Income	77,907
Realized Net Gain (Loss)
Investment Securities Sold[3]	86,971
Futures Contracts	475
Swap Contracts	(134)
Forward Currency Contracts	(2,209)
Foreign Currencies	599
Realized Net Gain (Loss)	85,702
Change in Unrealized Appreciation (Depreciation)
Investment Securities[3]	15,763
Futures Contracts	(282)
Forward Currency Contracts	(5,154)
Foreign Currencies	113
Change in Unrealized Appreciation (Depreciation)	10,440
Net Increase (Decrease) in Net Assets Resulting from Operations	174,049
1	Dividends are net of foreign withholding taxes of $765.
2	Interest is net of foreign withholding taxes of $1.
3	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,843, $7, and ($3), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellington Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	77,907	71,604
Realized Net Gain (Loss)	85,702	88,211
Change in Unrealized Appreciation (Depreciation)	10,440	205,126
Net Increase (Decrease) in Net Assets Resulting from Operations	174,049	364,941
Distributions
Investor Shares	(19,962)	(7,676)
Admiral Shares	(157,335)	(61,454)
Total Distributions	(177,297)	(69,130)
Capital Share Transactions
Investor Shares	9,183	11,182
Admiral Shares	20,479	259,177
Net Increase (Decrease) from Capital Share Transactions	29,662	270,359
Total Increase (Decrease)	26,414	566,170
Net Assets
Beginning of Period	2,573,611	2,007,441
End of Period	2,600,025	2,573,611
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellington Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.45	$24.34	$23.18	$26.18	$22.29
Investment Operations
Net Investment Income[1]	.792	.758	.630	.566	.410
Net Realized and Unrealized Gain (Loss) on Investments	.989	3.087	1.659	(2.711)	3.871
Total from Investment Operations	1.781	3.845	2.289	(2.145)	4.281
Distributions
Dividends from Net Investment Income	(.814)	(.725)	(.560)	(.446)	(.391)
Distributions from Realized Capital Gains	(1.047)	(.010)	(.569)	(.409)	—
Total Distributions	(1.861)	(.735)	(1.129)	(.855)	(.391)
Net Asset Value, End of Period	$27.37	$27.45	$24.34	$23.18	$26.18
Total Return[2]	7.12%	16.07%	10.18%	-8.43%	19.36%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$299	$291	$247	$226	$247
Ratio of Total Expenses to Average Net Assets[3]	0.43%	0.48%[4]	0.50%[4]	0.45%[4]	0.42%
Ratio of Net Investment Income to Average Net Assets	3.00%	2.98%	2.66%	2.26%	1.68%
Portfolio Turnover Rate[5]	74%	74%	93%	77%	68%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.03%, 0.04%, (0.01%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48%, 0.50%, and 0.44%, respectively.
5	Includes 3%, 2%, 15%, 15%, and 20%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellington Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$34.31	$30.43	$28.98	$32.74	$27.87
Investment Operations
Net Investment Income[1]	1.034	.989	.827	.750	.554
Net Realized and Unrealized Gain (Loss) on Investments	1.244	3.851	2.072	(3.398)	4.842
Total from Investment Operations	2.278	4.840	2.899	(2.648)	5.396
Distributions
Dividends from Net Investment Income	(1.059)	(.947)	(.738)	(.601)	(.526)
Distributions from Realized Capital Gains	(1.309)	(.013)	(.711)	(.511)	—
Total Distributions	(2.368)	(.960)	(1.449)	(1.112)	(.526)
Net Asset Value, End of Period	$34.22	$34.31	$30.43	$28.98	$32.74
Total Return[2]	7.29%	16.20%	10.32%	-8.33%	19.53%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,301	$2,283	$1,761	$1,563	$1,577
Ratio of Total Expenses to Average Net Assets[3]	0.30%	0.35%[4]	0.37%[4]	0.32%[4]	0.29%
Ratio of Net Investment Income to Average Net Assets	3.13%	3.10%	2.79%	2.39%	1.81%
Portfolio Turnover Rate[5]	74%	74%	93%	77%	68%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of (0.02%), 0.03%, 0.04%, (0.01%), and (0.03%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.35%, 0.37%, and 0.32%, respectively.
5	Includes 3%, 2%, 15%, 15%, and 20%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Global Wellington Fund
Notes to Financial Statements
Vanguard Global Wellington Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
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Global Wellington Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2025, the fund’s average investment in forward currency contracts represented 12% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Asset and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at August 31, 2025.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
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Global Wellington Fund
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the Global Wellington Composite Index, comprising the FTSE Developed Index and the Bloomberg Fixed Income Composite Index, for the preceding three years. For the year ended August 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.15% of the fund’s average net assets before a net decrease of $616,000 (0.02%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $65,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
20

Global Wellington Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	910,183	26,603	—	936,786
Common Stocks—Other	83,902	665,068	—	748,970
U.S. Government and Agency Obligations	—	127,779	8,072	135,851
Asset-Backed/Commercial Mortgage-Backed Securities	—	23,399	—	23,399
Corporate Bonds	—	468,561	—	468,561
Sovereign Bonds	—	172,041	—	172,041
Taxable Municipal Bonds	—	10,556	—	10,556
Temporary Cash Investments	79,011	—	—	79,011
Total	1,073,096	1,494,007	8,072	2,575,175

Derivative Financial Instruments
Assets
Futures Contracts[1]	18	—	—	18
Forward Currency Contracts	—	22	—	22
Total	18	22	—	40
Liabilities
Futures Contracts[1]	(132)	—	—	(132)
Forward Currency Contracts	—	(2,838)	—	(2,838)
Total	(132)	(2,838)	—	(2,970)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At August 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	18	—	18
Unrealized Appreciation—Forward Currency Contracts	—	22	22
Total Assets	18	22	40

Unrealized Depreciation—Futures Contracts[1]	(132)	—	(132)
Unrealized Depreciation—Forward Currency Contracts	—	(2,838)	(2,838)
Total Liabilities	(132)	(2,838)	(2,970)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
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Global Wellington Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	475	—	475
Swap Contracts	(134)	—	(134)
Forward Currency Contracts	—	(2,209)	(2,209)
Realized Net Gain (Loss) on Derivatives	341	(2,209)	(1,868)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(282)	—	(282)
Forward Currency Contracts	—	(5,154)	(5,154)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(282)	(5,154)	(5,436)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	6,179
Total Distributable Earnings (Loss)	(6,179)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	21,975
Undistributed Long-Term Gains	38,776
Net Unrealized Gains (Losses)	427,642
Capital Loss Carryforwards	—
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	488,393
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	95,824	68,174
Long-Term Capital Gains	81,473	956
Total	177,297	69,130
*	Includes short-term capital gains, if any.
22

Global Wellington Fund
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,147,891
Gross Unrealized Appreciation	497,903
Gross Unrealized Depreciation	(70,619)
Net Unrealized Appreciation (Depreciation)	427,284
G.  During the year ended August 31, 2025, the fund purchased $1,305,806,000 of investment securities and sold $1,390,972,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $486,848,000 and $501,960,000, respectively.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisor or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the year ended August 31, 2025, such purchases were $0 and sales were $1,623,000, resulting in net realized gain of $839,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
H.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	78,988	2,990	82,039	3,231
Issued in Lieu of Cash Distributions	17,932	703	6,839	269
Redeemed	(87,737)	(3,350)	(77,696)	(3,048)
Net Increase (Decrease)—Investor Shares	9,183	343	11,182	452
Admiral Shares
Issued	403,624	12,275	576,099	18,669
Issued in Lieu of Cash Distributions	137,912	4,325	53,559	1,686
Redeemed	(521,057)	(15,897)	(370,481)	(11,685)
Net Increase (Decrease)—Admiral Shares	20,479	703	259,177	8,670
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
23

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Global Wellington™ Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Wellington™ Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
24

Tax information (unaudited)
For corporate shareholders, 21.2%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $45,621,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $3,795,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
The fund distributed $85,952,000 as capital gain dividends (20% rate gain distributions) to shareholders during the fiscal year.
The fund hereby designates 43.7%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $668,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q15670 102025
25

Financial Statements
For the year ended August 31, 2025
Vanguard Global Wellesley® Income Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	23
Tax information	24

Global Wellesley Income Fund
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Common Stocks (37.1%)
Canada (2.6%)
Royal Bank of Canada	46,202	6,714
Bank of Nova Scotia	97,176	6,069
Enbridge Inc.	76,828	3,717
		16,500
France (2.5%)
TotalEnergies SE	114,739	7,204
Engie SA	249,760	5,168
Pernod Ricard SA	30,866	3,516
		15,888
Germany (0.7%)
Talanx AG	34,438	4,749
Hong Kong (1.1%)
AIA Group Ltd.	718,000	6,824
India (0.7%)
HDFC Bank Ltd. ADR	60,353	4,295
Italy (1.2%)
FinecoBank Banca Fineco SpA	365,509	8,024
Japan (2.4%)
Isuzu Motors Ltd.	307,273	4,025
Tokio Marine Holdings Inc.	87,692	3,761
Mitsubishi UFJ Financial Group Inc.	244,384	3,719
KDDI Corp.	208,779	3,608
		15,113
Netherlands (0.6%)
Koninklijke KPN NV	808,878	3,860
Norway (1.6%)
Equinor ASA	212,869	5,253
DNB Bank ASA	182,544	4,810
		10,063
Spain (0.5%)
Industria de Diseno Textil SA	67,904	3,358
Switzerland (0.7%)
UBS Group AG (Registered)	115,585	4,682
Taiwan (0.8%)
Taiwan Semiconductor Manufacturing Co. Ltd.	133,500	5,000
United Kingdom (6.0%)
AstraZeneca plc	47,658	7,597
Reckitt Benckiser Group plc	95,293	7,125
BAE Systems plc	257,779	6,109
HSBC Holdings plc	433,683	5,552
National Grid plc	340,355	4,781
RS Group plc	492,344	3,761
Unilever plc	53,557	3,379
		38,304
United States (15.7%)
Lamar Advertising Co. Class A	61,117	7,777
Merck & Co. Inc.	72,533	6,102
Philip Morris International Inc.	36,104	6,034
Sempra	71,437	5,898
Ares Management Corp. Class A	30,342	5,437
1

Global Wellesley Income Fund
				Shares	Market Value• ($000)
	Coterra Energy Inc.			215,506	5,267
	Deere & Co.			10,783	5,161
	Johnson & Johnson			28,371	5,027
	Duke Energy Corp.			39,105	4,790
	Novartis AG (Registered)			37,394	4,733
	Bank of America Corp.			93,051	4,721
	PACCAR Inc.			46,446	4,644
	Darden Restaurants Inc.			22,133	4,580
	Atmos Energy Corp.			26,264	4,363
	UnitedHealth Group Inc.			13,852	4,292
	Elevance Health Inc.			13,204	4,207
	TransUnion			46,413	4,103
	Texas Instruments Inc.			18,550	3,756
	Cisco Systems Inc.			53,174	3,674
	Home Depot Inc.			8,006	3,257
	Edison International			41,953	2,355
					100,178
Total Common Stocks (Cost $171,155)					236,838
		Coupon	Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (9.6%)
[1,2,3,4]	Fannie Mae Pool	4.200%	10/1/2030	3,740	3,738
[1,2]	Fannie Mae Pool	4.340%	8/1/2030	1,502	1,519
[1,2]	Fannie Mae Pool	4.420%	8/1/2030	1,758	1,784
[1,2]	Fannie Mae Pool	4.470%	5/1/2030	1,524	1,546
[1,2]	Fannie Mae Pool	4.830%	10/1/2030	1,475	1,521
[1,2]	Fannie Mae REMICS	2.500%	5/25/2045	391	369
[1,2]	Fannie Mae REMICS	3.000%	2/25/2049	40	39
[1,2]	Fannie Mae REMICS	3.500%	6/25/2044	53	52
[1,2]	Freddie Mac REMICS	1.750%	9/15/2042	373	354
[1,2]	Freddie Mac REMICS	2.000%	7/25/2050	503	444
[1,2]	Freddie Mac REMICS	4.000%	9/15/2041	323	317
[1]	Ginnie Mae II Pool	2.000%	11/20/2050–2/20/2051	1,133	928
[1]	Ginnie Mae II Pool	2.500%	3/20/2051–12/20/2052	982	837
[1,4]	Ginnie Mae II Pool	3.000%	11/20/2049–9/15/2055	687	609
[1]	Ginnie Mae II Pool	3.500%	1/20/2052–3/20/2052	1,134	1,035
[1]	Ginnie Mae II Pool	4.000%	8/20/2052	697	657
[1]	Ginnie Mae II Pool	5.000%	9/20/2052	510	508
[1]	Ginnie Mae REMICS	2.500%	10/20/2049	1,047	935
[1]	Ginnie Mae REMICS	2.750%	9/20/2044	44	42
[1,2]	UMBS Pool	2.000%	4/1/2041–8/1/2051	3,764	3,077
[1,2]	UMBS Pool	2.500%	1/1/2052	1,527	1,278
[1,2,4]	UMBS Pool	3.000%	10/1/2051–9/25/2055	2,758	2,402
[1,2]	UMBS Pool	3.500%	7/1/2051–8/1/2052	979	892
[1,2]	UMBS Pool	4.000%	3/1/2046–8/1/2051	695	666
[1,2]	UMBS Pool	4.500%	1/1/2038–11/1/2052	1,426	1,410
[1,2]	UMBS Pool	5.000%	9/1/2052–11/1/2054	924	913
[1,2]	UMBS Pool	5.500%	1/1/2053–9/1/2053	4,143	4,188
[1,2]	UMBS Pool	6.000%	2/1/2053	2,371	2,439
	United States Treasury Note/Bond	1.750%	8/15/2041	670	443
	United States Treasury Note/Bond	2.000%	11/15/2041	578	396
	United States Treasury Note/Bond	2.375%	5/15/2051	894	555
	United States Treasury Note/Bond	2.500%	2/15/2045	150	104
	United States Treasury Note/Bond	3.375%	8/15/2042	215	179
[4]	United States Treasury Note/Bond	3.625%	8/31/2027	3,921	3,922
	United States Treasury Note/Bond	3.750%	4/30/2027–6/30/2027	8,213	8,226
	United States Treasury Note/Bond	3.875%	5/31/2027	939	943
	United States Treasury Note/Bond	4.000%	11/15/2042	194	176
	United States Treasury Note/Bond	4.125%	8/15/2044	239	217
	United States Treasury Note/Bond	4.250%	5/15/2035–2/15/2054	2,200	2,139
	United States Treasury Note/Bond	4.375%	8/15/2043	241	228
[5]	United States Treasury Note/Bond	4.500%	2/15/2044–11/15/2054	1,529	1,451
	United States Treasury Note/Bond	4.625%	5/15/2044–2/15/2055	3,299	3,158
	United States Treasury Note/Bond	4.750%	11/15/2043–5/15/2055	3,540	3,474
2

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	5.000%	5/15/2045	1,139	1,158
Total U.S. Government and Agency Obligations (Cost $61,791)					61,268
Asset-Backed/Commercial Mortgage-Backed Securities (1.8%)
Bermuda (0.0%)
[1,6]	Start II Ltd. Series 2019-1	4.089%	3/15/2044	89	89
United States (1.8%)
[1,6]	Aligned Data Centers Issuer LLC Series 2021-1A	1.937%	8/15/2046	575	559
[1,6,7]	BX Trust Series 2021-ARIA, TSFR1M + 1.411%	5.774%	10/15/2036	770	770
[1,6]	Castlelake Aircraft Structured Trust Series 2019-1A	3.967%	4/15/2039	78	75
[1,6]	CF Hippolyta Issuer LLC Series 2021-1A	1.530%	3/15/2061	212	177
[1,6]	CF Hippolyta Issuer LLC Series 2022-1A	5.970%	8/15/2062	244	236
[1,6,7]	Connecticut Avenue Securities Trust Series 2021-R01, SOFR30A + 1.550%	5.898%	10/25/2041	87	87
[1,6]	Durst Commercial Mortgage Trust Series 2025-151	5.317%	8/10/2042	220	224
[1,6]	Enterprise Fleet Financing LLC Series 2023-3	6.400%	3/20/2030	600	609
[1,2]	Freddie Mac Multifamily Structured Pass-Through Certificates Series K142	2.400%	3/25/2032	820	735
[1,2]	Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3	3.500%	10/25/2058	110	107
[1,6]	Home Partners of America Trust Series 2021-2	2.302%	12/17/2026	681	660
[1,6]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/2028	685	690
[1,6]	Navient Private Education Refi Loan Trust Series 2023-A	5.510%	10/15/2071	614	630
[1,6]	PRET Trust Series 2025-RPL2	4.000%	8/25/2064	1,125	1,090
[1,6]	Retained Vantage Data Centers Issuer LLC Series 2023-1A	5.000%	9/15/2048	1,543	1,548
[1,6]	RFR Trust Series 2025-SGRM	5.562%	3/11/2041	1,767	1,810
[1,6]	Towd Point Mortgage Trust Series 2018-1	3.000%	1/25/2058	20	19
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-1A	5.800%	4/18/2038	613	618
[1,6]	Wheels Fleet Lease Funding LLC Series 2023-2A	6.460%	8/18/2038	389	394
[1,6]	Wheels Fleet Lease Funding LLC Series 2024-2A	4.870%	6/21/2039	394	397
					11,435
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $11,367)					11,524
Corporate Bonds (33.7%)
Australia (0.5%)
[6]	Glencore Funding LLC	6.375%	10/6/2030	1,754	1,892
[6]	Glencore Funding LLC	6.500%	10/6/2033	199	217
[6]	Glencore Funding LLC	5.634%	4/4/2034	190	195
[6]	Glencore Funding LLC	5.893%	4/4/2054	789	770
[6]	Glencore Funding LLC	6.141%	4/1/2055	150	151
					3,225
Belgium (0.8%)
[1]	Anheuser-Busch Cos. LLC	4.900%	2/1/2046	823	751
[1,8]	Anheuser-Busch InBev SA/NV	1.650%	3/28/2031	355	386
[1,8]	Anheuser-Busch InBev SA/NV	2.875%	4/2/2032	1,550	1,783
[1,8]	Anheuser-Busch InBev SA/NV	3.700%	4/2/2040	995	1,113
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/2042	474	445
[8]	Shurgard Luxembourg Sarl	3.625%	10/22/2034	800	912
					5,390
Canada (1.0%)
[6]	Constellation Software Inc.	5.158%	2/16/2029	130	133
[6]	Constellation Software Inc.	5.461%	2/16/2034	1,261	1,287
[9]	Emera Inc.	4.838%	5/2/2030	1,560	1,180
	Emera US Finance LP	2.639%	6/15/2031	1,199	1,066
	Enbridge Inc.	3.125%	11/15/2029	1,092	1,040
	Enbridge Inc.	4.900%	6/20/2030	260	266
[9]	Enbridge Inc.	6.100%	11/9/2032	888	717
	Enbridge Inc.	5.550%	6/20/2035	120	122
[9]	Rogers Communications Inc.	3.250%	5/1/2029	551	397
					6,208
Denmark (1.4%)
[1,10]	Danske Bank A/S	2.250%	1/14/2028	560	733
[6]	Danske Bank A/S	5.705%	3/1/2030	280	292
[1,8]	Jyske Bank A/S	4.125%	9/6/2030	1,435	1,739
[1,8]	Jyske Bank A/S	3.625%	4/29/2031	885	1,053
[1,8]	Jyske Bank A/S	5.125%	5/1/2035	1,125	1,391
[1,8]	Nykredit Realkredit A/S	3.500%	7/10/2031	3,250	3,821
					9,029
France (1.5%)
[6]	BNP Paribas SA	5.335%	6/12/2029	3,180	3,264
3

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,8]	BNP Paribas SA	3.979%	5/6/2036	1,000	1,176
[6]	BPCE SA	5.281%	5/30/2029	280	288
[6]	BPCE SA	5.876%	1/14/2031	840	875
[6]	BPCE SA	5.389%	5/28/2031	375	385
[6]	BPCE SA	3.116%	10/19/2032	250	221
[6]	BPCE SA	6.508%	1/18/2035	895	937
[8]	Credit Agricole Home Loan SFH SA	2.625%	2/17/2031	600	700
[6]	Credit Agricole SA	5.862%	1/9/2036	641	666
[1,8]	RTE Reseau de Transport d'Electricite SADIR	2.875%	10/2/2028	800	942
[6]	WEA Finance LLC	2.875%	1/15/2027	95	93
[6]	WEA Finance LLC	3.500%	6/15/2029	205	198
					9,745
Germany (0.6%)
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/2028	150	153
[8]	Sirius Real Estate Ltd.	1.750%	11/24/2028	1,600	1,771
[8]	Volkswagen Financial Services AG	3.250%	5/19/2027	1,600	1,889
					3,813
Italy (1.0%)
[8]	Banca Monte dei Paschi di Siena SpA	3.500%	4/23/2029	980	1,181
[1,8]	Credit Agricole Italia SpA	3.250%	2/15/2034	600	702
[8]	Intesa Sanpaolo SpA	3.625%	6/30/2028	2,250	2,722
[1,8]	Intesa Sanpaolo SpA	3.850%	9/16/2032	1,705	2,033
					6,638
Japan (0.4%)
[6,8]	NTT Finance Corp.	3.678%	7/16/2033	1,370	1,622
[1,11]	Toyota Motor Finance Netherlands BV	2.130%	6/15/2027	805	1,037
					2,659
Luxembourg (0.2%)
[8]	JAB Holdings BV	4.375%	4/25/2034	1,000	1,200
Norway (0.1%)
[6]	Aker BP ASA	3.100%	7/15/2031	658	597
Saudi Arabia (0.5%)
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/2036	1,685	1,530
[6]	Greensaif Pipelines Bidco Sarl	5.853%	2/23/2036	525	545
[6]	Greensaif Pipelines Bidco Sarl	6.103%	8/23/2042	895	927
					3,002
South Africa (0.3%)
[6]	Anglo American Capital plc	2.625%	9/10/2030	2,042	1,866
Spain (0.7%)
[1,8]	Banco de Sabadell SA	3.500%	8/28/2026	1,700	2,014
[1]	Banco Santander SA	5.365%	7/15/2028	600	612
[8]	Cajamar Caja Rural SCC	3.375%	7/25/2029	200	240
[8]	Ibercaja Banco SA	4.125%	8/18/2036	1,400	1,633
					4,499
Switzerland (0.4%)
[8]	Sika Capital BV	1.500%	4/29/2031	570	612
[6]	UBS Group AG	6.537%	8/12/2033	588	643
[6]	UBS Group AG	6.301%	9/22/2034	929	1,004
					2,259
United Kingdom (3.4%)
[1,10]	Affinity Water Finance plc	6.250%	9/12/2040	525	702
	Barclays plc	5.086%	2/25/2029	550	559
	Barclays plc	4.476%	11/11/2029	365	366
	Barclays plc	5.785%	2/25/2036	464	478
[1,8]	British Telecommunications plc	3.875%	1/20/2034	1,005	1,194
	HSBC Holdings plc	4.899%	3/3/2029	410	416
	HSBC Holdings plc	5.240%	5/13/2031	1,456	1,496
[8]	HSBC Holdings plc	4.599%	3/22/2035	877	1,062
[1,10]	Lloyds Banking Group plc	5.250%	10/16/2031	1,025	1,396
	Lloyds Banking Group plc	5.679%	1/5/2035	697	723
[1,8]	Motability Operations Group plc	3.875%	1/24/2034	100	118
[1,8]	Motability Operations Group plc	4.000%	1/22/2037	180	210
[1,8]	National Grid Electricity Distribution East Midlands plc	3.949%	9/20/2032	725	880
[1,10]	National Grid Electricity Transmission plc	2.000%	9/16/2038	635	547
4

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,10]	National Grid Electricity Transmission plc	2.000%	4/17/2040	310	253
[1,8]	National Grid plc	0.163%	1/20/2028	925	1,023
[1,8]	National Grid plc	3.875%	1/16/2029	650	785
[1,8]	Severn Trent Utilities Finance plc	4.000%	3/5/2034	880	1,052
[1,10]	Severn Trent Utilities Finance plc	5.875%	7/31/2038	566	751
	Smith & Nephew plc	5.400%	3/20/2034	456	466
[10]	South West Water Finance plc	5.750%	12/11/2032	800	1,096
[1,10]	South West Water Finance plc	6.375%	8/5/2041	640	847
[6]	Standard Chartered plc	5.005%	10/15/2030	2,227	2,265
[1,8]	United Utilities Water Finance plc	3.750%	5/23/2034	1,840	2,150
[1,10]	Yorkshire Water Finance plc	6.375%	11/18/2034	405	554
					21,389
United States (20.9%)
[12]	Aflac Inc.	1.726%	10/18/2030	250,000	1,680
[6]	Alcon Finance Corp.	3.000%	9/23/2029	2,965	2,827
[8]	Alphabet Inc.	2.500%	5/6/2029	1,465	1,712
[8]	Alphabet Inc.	3.000%	5/6/2033	790	918
[8]	Alphabet Inc.	3.875%	5/6/2045	295	334
	Alphabet Inc.	5.250%	5/15/2055	50	48
	Alphabet Inc.	5.300%	5/15/2065	25	24
	American Express Co.	4.731%	4/25/2029	470	477
	American Express Co.	4.918%	7/20/2033	800	810
	American Express Co.	5.043%	5/1/2034	434	440
	American Express Co.	5.284%	7/26/2035	840	856
	American International Group Inc.	4.850%	5/7/2030	245	251
	American International Group Inc.	3.400%	6/30/2030	1,149	1,105
[8]	American Medical Systems Europe BV	3.500%	3/8/2032	540	642
[6]	American Transmission Systems Inc.	2.650%	1/15/2032	605	538
	Aon North America Inc.	5.300%	3/1/2031	1,517	1,581
	Arizona Public Service Co.	3.750%	5/15/2046	325	244
	Arizona Public Service Co.	5.900%	8/15/2055	390	389
	AT&T Inc.	4.300%	12/15/2042	972	821
	AT&T Inc.	4.650%	6/1/2044	265	228
	AT&T Inc.	4.750%	5/15/2046	995	864
[6]	Athene Global Funding	2.500%	3/24/2028	1,969	1,882
[6]	Athene Global Funding	5.583%	1/9/2029	685	708
[6]	Athene Global Funding	2.646%	10/4/2031	1,258	1,116
	Athene Holding Ltd.	6.625%	5/19/2055	185	191
[6]	Aviation Capital Group LLC	5.375%	7/15/2029	2,596	2,659
	Bank of America Corp.	5.819%	9/15/2029	1,764	1,844
[1]	Bank of America Corp.	5.015%	7/22/2033	913	927
	Bank of America Corp.	5.872%	9/15/2034	1,409	1,494
	Bank of America Corp.	3.311%	4/22/2042	625	481
	Bank of New York Mellon Corp.	4.729%	4/20/2029	275	279
[8]	Becton Dickinson & Co.	3.828%	6/7/2032	1,425	1,706
	Boeing Co.	5.705%	5/1/2040	192	192
	Boeing Co.	6.858%	5/1/2054	1,128	1,238
[8]	Booking Holdings Inc.	4.500%	5/9/2046	795	923
	BP Capital Markets America Inc.	5.227%	11/17/2034	505	515
	BP Capital Markets America Inc.	3.001%	3/17/2052	235	147
[6]	Brighthouse Financial Global Funding	5.650%	6/10/2029	1,530	1,571
	Charter Communications Operating LLC	4.200%	3/15/2028	2,810	2,793
	Charter Communications Operating LLC	2.250%	1/15/2029	1,041	968
	Charter Communications Operating LLC	5.050%	3/30/2029	1,542	1,566
[4]	Charter Communications Operating LLC	5.850%	12/1/2035	55	55
	Charter Communications Operating LLC	3.500%	3/1/2042	700	497
	Charter Communications Operating LLC	4.800%	3/1/2050	375	290
	Charter Communications Operating LLC	3.900%	6/1/2052	694	459
	Citizens Financial Group Inc.	5.841%	1/23/2030	265	276
	Cleco Corporate Holdings LLC	3.375%	9/15/2029	270	253
[6]	CNO Global Funding	4.875%	12/10/2027	210	213
[6]	Columbia Pipelines Holding Co. LLC	5.097%	10/1/2031	350	355
[6]	Columbia Pipelines Operating Co. LLC	5.927%	8/15/2030	225	239
[6]	Columbia Pipelines Operating Co. LLC	6.497%	8/15/2043	678	705
	Constellation Brands Inc.	4.100%	2/15/2048	486	374
	Corebridge Financial Inc.	4.350%	4/5/2042	733	617
	CRH SMW Finance DAC	5.125%	1/9/2030	780	802
	Crown Castle Inc.	5.100%	5/1/2033	362	363
	Crown Castle Inc.	5.800%	3/1/2034	384	401
5

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	5.200%	9/1/2034	522	521
	Dominion Energy Inc.	4.600%	5/15/2028	400	404
[1]	Dominion Energy Inc.	3.375%	4/1/2030	92	88
[1]	Dominion Energy Inc.	4.900%	8/1/2041	247	222
	Dominion Energy South Carolina Inc.	5.450%	2/1/2041	250	248
	Dominion Energy South Carolina Inc.	4.600%	6/15/2043	280	247
	DTE Energy Co.	5.200%	4/1/2030	495	510
	Duke Energy Carolinas LLC	6.050%	4/15/2038	517	554
	Duke Energy Corp.	3.300%	6/15/2041	418	315
	Duke Energy Corp.	5.000%	8/15/2052	906	790
	Duke Energy Progress LLC	4.200%	8/15/2045	350	289
	Energy Transfer LP	5.200%	4/1/2030	90	93
	Energy Transfer LP	5.150%	3/15/2045	581	511
	Energy Transfer LP	6.125%	12/15/2045	567	558
	Enterprise Products Operating LLC	5.200%	1/15/2036	335	338
	Enterprise Products Operating LLC	4.850%	3/15/2044	1,096	990
	Eversource Energy	5.950%	7/15/2034	557	585
	Extra Space Storage LP	4.950%	1/15/2033	265	266
	Extra Space Storage LP	5.400%	6/15/2035	1,349	1,362
[1]	FirstEnergy Corp.	4.850%	7/15/2047	370	318
[6]	FirstEnergy Pennsylvania Electric Co.	5.200%	4/1/2028	40	41
[6]	FirstEnergy Pennsylvania Electric Co.	3.600%	6/1/2029	124	121
[8]	Fortive Corp.	3.700%	8/15/2029	1,515	1,825
[6]	Foundry JV Holdco LLC	5.900%	1/25/2030	200	211
[6]	Foundry JV Holdco LLC	6.150%	1/25/2032	1,319	1,403
[6]	Foundry JV Holdco LLC	5.900%	1/25/2033	380	398
[6]	Foundry JV Holdco LLC	6.250%	1/25/2035	576	610
[6]	GA Global Funding Trust	5.500%	1/8/2029	1,248	1,288
[6]	GA Global Funding Trust	5.200%	12/9/2031	725	737
[6]	GA Global Funding Trust	5.900%	1/13/2035	915	941
	Georgia Power Co.	4.850%	3/15/2031	415	425
	Georgia Power Co.	4.950%	5/17/2033	515	521
	Georgia Power Co.	4.300%	3/15/2042	846	731
[1]	Georgia Power Co.	3.700%	1/30/2050	35	26
	Georgia Power Co.	5.125%	5/15/2052	700	649
	GLP Capital LP	5.300%	1/15/2029	1,173	1,195
	GLP Capital LP	3.250%	1/15/2032	658	587
	GLP Capital LP	5.250%	2/15/2033	355	354
	GLP Capital LP	6.750%	12/1/2033	1,029	1,106
[6]	Gray Oak Pipeline LLC	2.600%	10/15/2025	291	290
[6]	Gray Oak Pipeline LLC	3.450%	10/15/2027	702	691
	Healthpeak OP LLC	4.750%	1/15/2033	1,065	1,058
[6]	Henneman Trust	6.580%	5/15/2055	1,353	1,385
	Home Depot Inc.	3.300%	4/15/2040	620	498
	Intel Corp.	4.600%	3/25/2040	1,651	1,451
	Intel Corp.	5.600%	2/21/2054	713	647
	Intercontinental Exchange Inc.	4.350%	6/15/2029	1,768	1,782
[6]	Jackson National Life Global Funding	4.700%	6/5/2028	775	782
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	220	195
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	3,277	3,391
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	135	148
[6]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	525	519
[6]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	400	395
[6]	JBS USA LUX Sarl	5.950%	4/20/2035	190	198
[8]	Johnson & Johnson	3.350%	2/26/2037	505	582
[8]	Johnson & Johnson	3.700%	2/26/2055	810	872
	JPMorgan Chase & Co.	6.087%	10/23/2029	919	969
	JPMorgan Chase & Co.	5.140%	1/24/2031	213	220
	JPMorgan Chase & Co.	4.912%	7/25/2033	1,522	1,543
	JPMorgan Chase & Co.	6.254%	10/23/2034	1,368	1,494
[1]	JPMorgan Chase & Co.	3.964%	11/15/2048	500	398
[1]	Kaiser Foundation Hospitals	2.810%	6/1/2041	710	512
	Kenvue Inc.	5.050%	3/22/2053	617	563
	Kilroy Realty LP	5.875%	10/15/2035	430	428
	Kite Realty Group LP	5.200%	8/15/2032	130	132
[6]	Liberty Mutual Group Inc.	4.569%	2/1/2029	462	465
[6]	Lincoln Financial Global Funding	4.625%	5/28/2028	275	278
[6]	Lincoln Financial Global Funding	4.625%	8/18/2030	240	242
	LXP Industrial Trust	6.750%	11/15/2028	1,557	1,654
[6]	Mars Inc.	5.000%	3/1/2032	581	593
6

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Mars Inc.	5.650%	5/1/2045	210	207
[6]	Mars Inc.	5.700%	5/1/2055	990	967
[6]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/2050	140	95
	Merck & Co. Inc.	5.000%	5/17/2053	656	594
[1]	Morgan Stanley	3.772%	1/24/2029	175	173
[1]	Morgan Stanley	2.511%	10/20/2032	1,571	1,394
	Morgan Stanley	5.587%	1/18/2036	40	41
	Morgan Stanley Private Bank NA	4.734%	7/18/2031	365	370
[8]	MSD Netherlands Capital BV	3.750%	5/30/2054	405	417
[6]	Mutual of Omaha Cos. Global Funding	5.000%	4/1/2030	435	444
	NiSource Inc.	5.250%	3/30/2028	255	262
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/2047	280	212
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/2059	12	8
[6]	Oglethorpe Power Corp.	6.191%	1/1/2031	214	223
	Oglethorpe Power Corp.	4.550%	6/1/2044	20	17
	Oglethorpe Power Corp.	4.250%	4/1/2046	81	63
[6]	Ohio Edison Co.	4.950%	12/15/2029	105	107
[6]	Omnis Funding Trust	6.722%	5/15/2055	672	693
	ONEOK Inc.	4.750%	10/15/2031	425	425
	ONEOK Inc.	4.950%	10/15/2032	740	736
	Oracle Corp.	3.600%	4/1/2040	909	720
	Oracle Corp.	3.650%	3/25/2041	566	443
	Oracle Corp.	4.500%	7/8/2044	480	401
	Pacific Gas & Electric Co.	4.750%	2/15/2044	375	310
	Pacific Gas & Electric Co.	4.950%	7/1/2050	1,056	874
[6]	Penske Truck Leasing Co. LP	5.250%	7/1/2029	820	844
[6]	Penske Truck Leasing Co. LP	5.250%	2/1/2030	220	227
[6]	Pricoa Global Funding I	4.700%	5/28/2030	150	152
[6]	Pricoa Global Funding I	5.350%	5/28/2035	185	190
	Progressive Corp.	3.950%	3/26/2050	648	503
[1,8]	Prologis Euro Finance LLC	4.250%	1/31/2043	610	696
[6]	Protective Life Global Funding	4.803%	6/5/2030	335	341
[6]	Protective Life Global Funding	5.432%	1/14/2032	1,379	1,433
	Providence St. Joseph Health Obligated Group	5.403%	10/1/2033	428	436
[1]	Prudential Financial Inc.	3.700%	3/13/2051	830	605
	Public Service Co. of Oklahoma	5.450%	1/15/2036	920	931
[1]	Public Service Electric & Gas Co.	3.100%	3/15/2032	895	821
	Public Service Enterprise Group Inc.	5.200%	4/1/2029	570	588
	QUALCOMM Inc.	4.500%	5/20/2052	160	134
	Realty Income Corp.	3.250%	6/15/2029	467	452
[8]	Realty Income Corp.	4.875%	7/6/2030	1,520	1,915
[6]	RGA Global Funding	4.350%	8/25/2028	1,105	1,108
[6]	RGA Global Funding	5.448%	5/24/2029	580	602
[6]	RGA Global Funding	5.250%	1/9/2030	710	734
[6]	RGA Global Funding	5.000%	8/25/2032	250	251
[6]	Sammons Financial Group Global Funding	4.950%	6/12/2030	1,380	1,400
[6]	SBA Tower Trust	1.884%	1/15/2026	110	109
[6]	SBA Tower Trust	1.631%	11/15/2026	615	595
[1]	SCE Recovery Funding LLC	0.861%	11/15/2031	156	140
[1]	SCE Recovery Funding LLC	1.942%	5/15/2038	105	81
[1]	SCE Recovery Funding LLC	2.510%	11/15/2043	60	40
[1]	Shell Finance US Inc.	4.000%	5/10/2046	275	219
	Shell International Finance BV	3.000%	11/26/2051	340	218
	Southern California Edison Co.	4.650%	10/1/2043	638	537
	Southern California Edison Co.	4.000%	4/1/2047	730	544
	Southern California Edison Co.	6.200%	9/15/2055	39	39
[1]	SSM Health Care Corp.	3.823%	6/1/2027	380	378
	Synchrony Financial	5.019%	7/29/2029	200	201
	Synchrony Financial	6.000%	7/29/2036	135	136
	Synopsys Inc.	4.850%	4/1/2030	635	648
	Synopsys Inc.	5.000%	4/1/2032	695	709
	Synopsys Inc.	5.150%	4/1/2035	481	485
[6]	Texas Electric Market Stabilization Funding N LLC	4.265%	8/1/2034	696	696
	Toledo Hospital	5.750%	11/15/2038	70	70
[6]	Trans-Allegheny Interstate Line Co.	5.000%	1/15/2031	426	436
	Tyson Foods Inc.	5.700%	3/15/2034	2,502	2,606
[1]	United Airlines Pass-Through Trust Class B Series 2018-1	4.600%	3/1/2026	29	29
	Verizon Communications Inc.	2.875%	11/20/2050	180	111
[6]	VICI Properties LP	4.625%	12/1/2029	1,009	998
	VICI Properties LP	5.125%	5/15/2032	690	692
7

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,9]	Walt Disney Co.	3.057%	3/30/2027	1,225	892
[1,9]	Wells Fargo & Co.	2.975%	5/19/2026	600	437
[1]	Wells Fargo & Co.	4.808%	7/25/2028	831	840
[1]	Wells Fargo & Co.	2.879%	10/30/2030	472	446
[1]	Wells Fargo & Co.	5.557%	7/25/2034	417	433
	Wells Fargo & Co.	5.211%	12/3/2035	217	219
[1]	Wells Fargo & Co.	4.611%	4/25/2053	1,097	931
	Westinghouse Air Brake Technologies Corp.	4.900%	5/29/2030	65	66
[6]	Whistler Pipeline LLC	5.400%	9/30/2029	841	865
[6]	Whistler Pipeline LLC	5.700%	9/30/2031	565	588
					133,634
Total Corporate Bonds (Cost $210,180)					215,153
Sovereign Bonds (11.7%)
Australia (0.7%)
[1,13]	Commonwealth of Australia	2.750%	11/21/2027	160	103
[1,13]	Commonwealth of Australia	2.250%	5/21/2028	1,183	752
[1,13]	Commonwealth of Australia	3.250%	4/21/2029	3,779	2,456
[1,13]	Commonwealth of Australia	1.000%	11/21/2031	181	100
[1,13]	Commonwealth of Australia	3.750%	5/21/2034	349	222
[1,13]	Commonwealth of Australia	3.500%	12/21/2034	1,306	807
					4,440
Bermuda (0.0%)
[1,6]	Bermuda	2.375%	8/20/2030	200	180
Bulgaria (0.1%)
[1,8]	Republic of Bulgaria	4.875%	5/13/2036	260	333
[1,8]	Republic of Bulgaria	1.375%	9/23/2050	487	326
					659
Canada (1.1%)
[9]	Canadian Government Bond	2.750%	9/1/2027	1,100	803
[9]	Canadian Government Bond	3.000%	6/1/2034	1,700	1,210
[9]	Canadian Government Bond	3.500%	12/1/2045	110	77
[9]	Canadian Government Bond	2.750%	12/1/2055	201	118
[9]	City of Montreal	3.500%	12/1/2038	910	599
[9]	City of Toronto	3.200%	8/1/2048	1,000	559
[1,13]	Province of British Columbia	5.250%	5/23/2034	2,850	1,914
[1,11]	Province of Ontario	0.250%	6/28/2029	1,075	1,332
[9]	Regional Municipality of York	2.150%	6/22/2031	500	341
					6,953
Chile (0.1%)
[1]	Corp. Nacional del Cobre de Chile	3.625%	8/1/2027	800	786
France (0.3%)
[1,6,8]	French Republic	2.500%	5/25/2030	985	1,144
[1,6,8]	French Republic	3.200%	5/25/2035	520	593
[1,6,8]	French Republic	3.250%	5/25/2055	300	283
					2,020
Germany (6.3%)
[8]	Federal Republic of Germany	0.500%	2/15/2026	7,475	8,691
[1,8]	Federal Republic of Germany	0.000%	10/9/2026	1,250	1,432
[1,8]	Federal Republic of Germany	1.300%	10/15/2027	6,735	7,781
[8]	Federal Republic of Germany	0.000%	11/15/2027	1,650	1,851
[8]	Federal Republic of Germany	0.250%	2/15/2029	1,340	1,475
[8]	Federal Republic of Germany	6.250%	1/4/2030	5,185	7,084
[8]	Federal Republic of Germany	2.200%	2/15/2034	10,465	11,881
[8]	Federal Republic of Germany	2.500%	8/15/2054	250	248
					40,443
Israel (0.2%)
	State of Israel	5.375%	3/12/2029	935	957
	State of Israel	5.500%	3/12/2034	200	204
					1,161
Japan (0.8%)
[1,12]	Japan	0.600%	6/20/2029	194,900	1,304
[1,12]	Japan	1.100%	6/20/2034	395,750	2,603
[1,12]	Japan	1.100%	6/20/2043	111,250	611
[1,12]	Japan	1.300%	12/20/2043	31,050	174
8

Global Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,12]	Japan	0.700%	6/20/2051	80,700	322
[1,12]	Japan	0.700%	9/20/2051	4,850	19
[1,12]	Japan	1.200%	6/20/2053	15,900	70
					5,103
Mexico (0.1%)
	United Mexican States	6.400%	5/7/2054	980	910
Qatar (0.1%)
[1,6]	State of Qatar	5.103%	4/23/2048	285	273
[1,6]	State of Qatar	4.400%	4/16/2050	205	175
					448
Saudi Arabia (0.8%)
[1,6]	Kingdom of Saudi Arabia	5.375%	1/13/2031	1,175	1,229
[1,6]	Kingdom of Saudi Arabia	5.625%	1/13/2035	829	872
[1,6]	Kingdom of Saudi Arabia	5.750%	1/16/2054	643	622
[1,6]	Saudi Arabian Oil Co.	5.375%	6/2/2035	1,240	1,276
[1,6]	Saudi Arabian Oil Co.	6.375%	6/2/2055	880	907
					4,906
Spain (0.1%)
[6,8]	Kingdom of Spain	0.600%	10/31/2029	420	456
Supranational (0.7%)
[1,8]	European Union	0.000%	7/4/2035	865	749
[1,8]	European Union	0.200%	6/4/2036	740	630
[1,8]	European Union	4.000%	4/4/2044	590	705
[1,8]	European Union	2.625%	2/4/2048	2,605	2,467
					4,551
United Kingdom (0.3%)
[10]	United Kingdom	0.625%	10/22/2050	1,280	592
[10]	United Kingdom	4.250%	12/7/2055	975	1,058
					1,650
Total Sovereign Bonds (Cost $74,107)					74,666
Taxable Municipal Bonds (0.6%)
United States (0.6%)
	Broward County FL Airport System Revenue	3.477%	10/1/2043	80	65
	Chicago IL Transit Authority Sales & Transfer Tax Receipts Revenue	6.899%	12/1/2040	33	37
	Dallas-Fort Worth TX International Airport Revenue	3.089%	11/1/2040	60	48
	Dallas-Fort Worth TX International Airport Revenue	4.087%	11/1/2051	30	24
	Georgia Municipal Electric Power Authority Revenue	6.637%	4/1/2057	511	545
	Golden State Tobacco Securitization Corp. California Revenue	3.000%	6/1/2046	60	53
	Grand Parkway Transportation Corp. Texas System Toll Revenue	3.236%	10/1/2052	210	142
	Illinois GO	5.100%	6/1/2033	1,374	1,390
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.200%	11/15/2026	5	5
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.668%	11/15/2039	155	167
	New York Metropolitan Transportation Authority Revenue (Build America Bonds)	6.814%	11/15/2040	245	266
[14]	Philadelphia PA Authority for Industrial Development Revenue	6.550%	10/15/2028	525	559
	Port Authority of New York & New Jersey Revenue	3.175%	7/15/2060	160	102
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.102%	4/1/2035	455	467
	Texas Natural Gas Securitization Finance Corp. Revenue (Winter Storm Uri)	5.169%	4/1/2041	135	138
Total Taxable Municipal Bonds (Cost $4,328)					4,008
9

Global Wellesley Income Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (4.6%)
Money Market Fund (4.6%)
[15]	Vanguard Market Liquidity Fund (Cost $29,812)	4.362%	298,160	29,813
Total Investments (99.1%) (Cost $562,740)				633,270
Other Assets and Liabilities—Net (0.9%)				5,670
Net Assets (100%)				638,940
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Security value determined using significant unobservable inputs.
4	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
5	Securities with a value of $441 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $80,634, representing 12.6% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Face amount denominated in euro.
9	Face amount denominated in Canadian dollars.
10	Face amount denominated in British pounds.
11	Face amount denominated in Swiss francs.
12	Face amount denominated in Japanese yen.
13	Face amount denominated in Australian dollars.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR30A—30 Day Average Secured Overnight Financing Rate.
TSFR1M—CME Term Secured Overnight Financing Rate 1-Month.
UMBS—Uniform Mortgage-Backed Securities.
10

Global Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
5-Year U.S. Treasury Note	December 2025	(142)	(15,544)	(37)
10-Year U.S. Treasury Note	December 2025	(10)	(1,125)	(3)
Euro-Bobl	September 2025	(11)	(1,512)	4
Ultra 10-Year U.S. Treasury Note	December 2025	(45)	(5,148)	(26)
				(62)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Goldman Sachs International	9/29/2025	EUR	118	USD	137	1	—
Goldman Sachs International	9/29/2025	USD	8,959	AUD	13,932	—	(163)
JPMorgan Chase Bank, N.A.	9/29/2025	USD	7,386	CAD	10,263	—	(97)
Goldman Sachs International	9/29/2025	USD	2,366	CHF	1,907	—	(25)
Goldman Sachs International	9/29/2025	USD	103,380	EUR	88,931	—	(835)
JPMorgan Chase Bank, N.A.	9/29/2025	USD	268	EUR	230	—	(1)
JPMorgan Chase Bank, N.A.	9/29/2025	USD	7,877	GBP	5,872	—	(62)
JPMorgan Chase Bank, N.A.	9/29/2025	AUD	1,970	GBP	943	15	—
JPMorgan Chase Bank, N.A.	9/29/2025	EUR	282	GBP	244	—	—
JPMorgan Chase Bank, N.A.	9/29/2025	USD	5,168	JPY	765,457	—	(55)
JPMorgan Chase Bank, N.A.	9/29/2025	AUD	2,198	JPY	209,400	10	—
JPMorgan Chase Bank, N.A.	9/29/2025	GBP	327	JPY	65,000	—	(1)
						26	(1,239)

AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.
At August 31, 2025, the counterparties had deposited in segregated accounts securities with a value of $911 in connection with open forward currency contracts.
See accompanying Notes, which are an integral part of the Financial Statements.
11

Global Wellesley Income Fund
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $532,928)	603,457
Affiliated Issuers (Cost $29,812)	29,813
Total Investments in Securities	633,270
Investment in Vanguard	16
Cash	19
Foreign Currency, at Value (Cost $1,243)	1,242
Receivables for Investment Securities Sold	10,045
Receivables for Accrued Income	4,915
Receivables for Capital Shares Issued	550
Variation Margin Receivable—Futures Contracts	14
Unrealized Appreciation—Forward Currency Contracts	26
Total Assets	650,097
Liabilities
Payables for Investment Securities Purchased	9,236
Payables for Capital Shares Redeemed	415
Payables to Investment Advisor	184
Payables to Vanguard	83
Unrealized Depreciation—Forward Currency Contracts	1,239
Total Liabilities	11,157
Net Assets	638,940
At August 31, 2025, net assets consisted of:

Paid-in Capital	577,338
Total Distributable Earnings (Loss)	61,602
Net Assets	638,940

Investor Shares—Net Assets
Applicable to 4,013,065 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	92,486
Net Asset Value Per Share—Investor Shares	$23.05

Admiral™ Shares—Net Assets
Applicable to 18,965,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	546,454
Net Asset Value Per Share—Admiral Shares	$28.81
See accompanying Notes, which are an integral part of the Financial Statements.
12

Global Wellesley Income Fund
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Dividends[1]	7,775
Interest[2]	15,772
Securities Lending—Net	31
Total Income	23,578
Expenses
Investment Advisory Fees—Note B
Basic Fee	682
Performance Adjustment	33
The Vanguard Group—Note C
Management and Administrative—Investor Shares	225
Management and Administrative—Admiral Shares	700
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Admiral Shares	22
Custodian Fees	39
Auditing Fees	32
Shareholders’ Reports and Proxy Fees—Investor Shares	12
Shareholders’ Reports and Proxy Fees—Admiral Shares	17
Trustees’ Fees and Expenses	—
Other Expenses	66
Total Expenses	1,832
Net Investment Income	21,746
Realized Net Gain (Loss)
Investment Securities Sold[2]	11,100
Futures Contracts	47
Swap Contracts	(54)
Forward Currency Contracts	(1,197)
Foreign Currencies	190
Realized Net Gain (Loss)	10,086
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	12,013
Futures Contracts	(130)
Forward Currency Contracts	(2,119)
Foreign Currencies	(12)
Change in Unrealized Appreciation (Depreciation)	9,752
Net Increase (Decrease) in Net Assets Resulting from Operations	41,584
1	Dividends are net of foreign withholding taxes of $240.
2	Interest income, realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $821, $2, and less than $1, respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Global Wellesley Income Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2025 ($000)	2024 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	21,746	20,152
Realized Net Gain (Loss)	10,086	(677)
Change in Unrealized Appreciation (Depreciation)	9,752	46,445
Net Increase (Decrease) in Net Assets Resulting from Operations	41,584	65,920
Distributions
Investor Shares	(3,125)	(2,763)
Admiral Shares	(18,249)	(15,639)
Total Distributions	(21,374)	(18,402)
Capital Share Transactions
Investor Shares	5,986	(4,871)
Admiral Shares	61,896	(26,706)
Net Increase (Decrease) from Capital Share Transactions	67,882	(31,577)
Total Increase (Decrease)	88,092	15,941
Net Assets
Beginning of Period	550,848	534,907
End of Period	638,940	550,848
See accompanying Notes, which are an integral part of the Financial Statements.
14

Global Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$22.31	$20.38	$19.82	$22.22	$20.42
Investment Operations
Net Investment Income[1]	.826	.781	.645	.474	.446
Net Realized and Unrealized Gain (Loss) on Investments	.734	1.862	.375	(2.430)	1.747
Total from Investment Operations	1.560	2.643	1.020	(1.956)	2.193
Distributions
Dividends from Net Investment Income	(.820)	(.713)	(.460)	(.444)	(.393)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(.820)	(.713)	(.460)	(.444)	(.393)
Net Asset Value, End of Period	$23.05	$22.31	$20.38	$19.82	$22.22
Total Return[2]	7.20%	13.25%	5.20%	-8.94%	10.83%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$92	$84	$81	$81	$91
Ratio of Total Expenses to Average Net Assets[3]	0.43%	0.44%	0.44%[4]	0.42%[4]	0.41%
Ratio of Net Investment Income to Average Net Assets	3.71%	3.73%	3.20%	2.23%	2.09%
Portfolio Turnover Rate[5]	102%	106%	150%	119%	99%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.02%, 0.02%, 0.00%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.44% and 0.42%, respectively.
5	Includes 4%, 4%, 28%, 27%, and 33%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Global Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$27.90	$25.48	$24.78	$27.78	$25.53
Investment Operations
Net Investment Income[1]	1.069	1.010	.839	.627	.594
Net Realized and Unrealized Gain (Loss) on Investments	.901	2.336	.468	(3.035)	2.178
Total from Investment Operations	1.970	3.346	1.307	(2.408)	2.772
Distributions
Dividends from Net Investment Income	(1.060)	(.926)	(.607)	(.592)	(.522)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.060)	(.926)	(.607)	(.592)	(.522)
Net Asset Value, End of Period	$28.81	$27.90	$25.48	$24.78	$27.78
Total Return[2]	7.28%	13.43%	5.33%	-8.81%	10.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$546	$467	$454	$446	$488
Ratio of Total Expenses to Average Net Assets[3]	0.30%	0.31%	0.31%[4]	0.29%[4]	0.28%
Ratio of Net Investment Income to Average Net Assets	3.84%	3.86%	3.33%	2.36%	2.22%
Portfolio Turnover Rate[5]	102%	106%	150%	119%	99%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.02%, 0.02%, 0.00%, and (0.01%).
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.31% and 0.29%, respectively.
5	Includes 4%, 4%, 28%, 27%, and 33%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
16

Global Wellesley Income Fund
Notes to Financial Statements
Vanguard Global Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. The fund may sell a TBA that it does not hold (Sales Commitments) to manage portfolio risks while giving the fund more flexibility. The settlement date of a Sales Commitment is not set, and the positions can be increased or decreased to ensure appropriate hedging ratios for the fund and may be offset by entering into an equal amount of TBA purchases. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
17

Global Wellesley Income Fund
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% and 2% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
6. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the year ended August 31, 2025, the fund’s average investment in forward currency contracts represented 22% of net assets, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund enters into interest rate swap transactions to adjust the fund’s sensitivity to changes in interest rates and maintain the ability to generate income at prevailing market rates. Under the terms of the swaps, one party pays the other either an amount that is a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, applied to a notional amount. In return, the counterparty agrees to pay a different floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount.
The fund enters into centrally cleared interest rate swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Asset and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statements of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
During the year ended August 31, 2025, the fund’s average amount of investments in interest rate swaps represented less than 1% of net assets, based on the average of notional amounts at each quarter-end during the period. The fund had no open interest rate swap contracts at August 31, 2025.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
18

Global Wellesley Income Fund
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses), shareholder reporting, and proxy fees. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to the Global Wellesley Income Composite Index, comprising the FTSE Developed High Divided Yield Index (net of tax) and the Bloomberg Fixed Income Composite Index for the preceding three years. For the year ended August 31, 2025, the investment advisory fee represented an effective annual basic rate of 0.12% of the fund’s average net assets, before a net increase of $33,000 (0.01%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $16,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
19

Global Wellesley Income Fund
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	111,945	4,733	—	116,678
Common Stocks—Other	4,295	115,865	—	120,160
U.S. Government and Agency Obligations	—	57,530	3,738	61,268
Asset-Backed/Commercial Mortgage-Backed Securities	—	11,524	—	11,524
Corporate Bonds	—	215,153	—	215,153
Sovereign Bonds	—	74,666	—	74,666
Taxable Municipal Bonds	—	4,008	—	4,008
Temporary Cash Investments	29,813	—	—	29,813
Total	146,053	483,479	3,738	633,270

Derivative Financial Instruments
Assets
Futures Contracts[1]	4	—	—	4
Forward Currency Contracts	—	26	—	26
Total	4	26	—	30
Liabilities
Futures Contracts[1]	(66)	—	—	(66)
Forward Currency Contracts	—	(1,239)	—	(1,239)
Total	(66)	(1,239)	—	(1,305)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.  At August 31, 2025, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:
Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	4	—	4
Unrealized Appreciation—Forward Currency Contracts	—	26	26
Total Assets	4	26	30

Unrealized Depreciation—Futures Contracts[1]	(66)	—	(66)
Unrealized Depreciation—Forward Currency Contracts	—	(1,239)	(1,239)
Total Liabilities	(66)	(1,239)	(1,305)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
20

Global Wellesley Income Fund
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2025, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	47	—	47
Swap Contracts	(54)	—	(54)
Forward Currency Contracts	—	(1,197)	(1,197)
Realized Net Gain (Loss) on Derivatives	(7)	(1,197)	(1,204)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	(130)	—	(130)
Forward Currency Contracts	—	(2,119)	(2,119)
Change in Unrealized Appreciation (Depreciation) on Derivatives	(130)	(2,119)	(2,249)
F.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, the accounting for passive foreign investment companies, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, and the recognition of unrealized gains from passive foreign investment companies. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	4,671
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	70,280
Capital Loss Carryforwards	(13,349)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	61,602
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	21,374	18,402
Long-Term Capital Gains	—	—
Total	21,374	18,402
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	563,044
Gross Unrealized Appreciation	80,829
Gross Unrealized Depreciation	(10,603)
Net Unrealized Appreciation (Depreciation)	70,226
G.  During the year ended August 31, 2025, the fund purchased $402,714,000 of investment securities and sold $360,326,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $202,070,000 and $199,631,000, respectively.
21

Global Wellesley Income Fund
H.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2025		2024
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	32,054	1,439	17,143	820
Issued in Lieu of Cash Distributions	2,679	121	2,367	113
Redeemed	(28,747)	(1,294)	(24,381)	(1,163)
Net Increase (Decrease)—Investor Shares	5,986	266	(4,871)	(230)
Admiral Shares
Issued	135,357	4,864	76,514	2,920
Issued in Lieu of Cash Distributions	14,141	512	12,185	466
Redeemed	(87,602)	(3,158)	(115,405)	(4,449)
Net Increase (Decrease)—Admiral Shares	61,896	2,218	(26,706)	(1,063)
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
J.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
K.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
22

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard Global Wellesley® Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Global Wellesley® Income Fund (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statement of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2025 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the five years in the period ended August 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
23

Tax information (unaudited)
For corporate shareholders, 10.6%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income (dividend income plus short-term gains, if any) for the fiscal year qualified for the dividends-received deduction.
The fund hereby designates $6,658,000, or if subsequently determined to be different, the maximum amount allowable by law, as qualified dividend income for purposes of the maximum rate under section 1(h)(11) for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
The fund hereby designates for the fiscal year $1,371,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 77.8%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates $176,000, or if subsequently determined to be different, the maximum amount allowable by law, of qualified business income under section 199A for calendar year 2024. Shareholders will be notified in January 2026 via IRS Form 1099 of the amounts for use in preparing their 2025 income tax return.
Q14960 102025
24

Financial Statements
For the year ended August 31, 2025
Vanguard ESG U.S. Corporate Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	50
Tax information	51

ESG U.S. Corporate Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.7%)
U.S. Government Securities (0.7%)
[1]	United States Treasury Note/Bond	3.625%	8/31/2027	2,795	2,796
	United States Treasury Note/Bond	3.875%	7/31/2030	195	197
[1]	United States Treasury Note/Bond	3.625%	8/31/2030	1,050	1,047
	United States Treasury Note/Bond	4.625%	9/30/2030	560	583
	United States Treasury Note/Bond	4.250%	8/15/2035	140	140
	United States Treasury Note/Bond	5.000%	5/15/2045	105	107
	United States Treasury Note/Bond	4.500%	11/15/2054	420	392
	United States Treasury Note/Bond	4.625%	2/15/2055	489	466
	United States Treasury Note/Bond	4.750%	5/15/2055	290	282
Total U.S. Government and Agency Obligations (Cost $6,002)					6,010
Corporate Bonds (97.7%)
Communications (11.0%)
	Alphabet Inc.	0.800%	8/15/2027	185	175
	Alphabet Inc.	4.000%	5/15/2030	150	151
	Alphabet Inc.	1.100%	8/15/2030	345	302
	Alphabet Inc.	4.500%	5/15/2035	485	481
	Alphabet Inc.	1.900%	8/15/2040	290	194
	Alphabet Inc.	2.050%	8/15/2050	470	257
	Alphabet Inc.	5.250%	5/15/2055	535	519
	Alphabet Inc.	2.250%	8/15/2060	560	290
	Alphabet Inc.	5.300%	5/15/2065	300	289
	America Movil SAB de CV	3.625%	4/22/2029	310	302
	America Movil SAB de CV	2.875%	5/7/2030	225	210
	America Movil SAB de CV	4.700%	7/21/2032	140	139
	America Movil SAB de CV	6.375%	3/1/2035	381	416
	America Movil SAB de CV	6.125%	3/30/2040	275	290
	America Movil SAB de CV	4.375%	7/16/2042	440	376
	America Movil SAB de CV	4.375%	4/22/2049	205	168
	AppLovin Corp.	5.125%	12/1/2029	340	347
	AT&T Inc.	4.250%	3/1/2027	310	310
	AT&T Inc.	2.300%	6/1/2027	600	581
	AT&T Inc.	1.650%	2/1/2028	481	454
[2]	AT&T Inc.	4.100%	2/15/2028	595	594
	AT&T Inc.	4.350%	3/1/2029	1,083	1,087
[2]	AT&T Inc.	4.300%	2/15/2030	630	630
	AT&T Inc.	4.700%	8/15/2030	150	152
	AT&T Inc.	2.750%	6/1/2031	517	473
	AT&T Inc.	2.250%	2/1/2032	700	606
	AT&T Inc.	2.550%	12/1/2033	770	648
	AT&T Inc.	5.400%	2/15/2034	300	309
	AT&T Inc.	4.500%	5/15/2035	533	509
	AT&T Inc.	5.375%	8/15/2035	125	127
	AT&T Inc.	5.250%	3/1/2037	485	486
	AT&T Inc.	4.850%	3/1/2039	165	156
	AT&T Inc.	3.500%	6/1/2041	520	407
	AT&T Inc.	4.300%	12/15/2042	525	444
	AT&T Inc.	4.350%	6/15/2045	170	140
	AT&T Inc.	4.750%	5/15/2046	325	282
	AT&T Inc.	5.650%	2/15/2047	205	204
	AT&T Inc.	4.500%	3/9/2048	590	487
	AT&T Inc.	4.550%	3/9/2049	100	82
	AT&T Inc.	3.650%	6/1/2051	845	590
	AT&T Inc.	3.300%	2/1/2052	220	142
	AT&T Inc.	3.500%	9/15/2053	1,800	1,203
	AT&T Inc.	3.550%	9/15/2055	1,520	1,010
	AT&T Inc.	6.050%	8/15/2056	125	126
	AT&T Inc.	3.800%	12/1/2057	1,357	933
	AT&T Inc.	3.650%	9/15/2059	1,250	826
1

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
AT&T Inc.	3.850%	6/1/2060	315	216
Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/2033	255	257
Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/2048	315	255
British Telecommunications plc	9.625%	12/15/2030	635	782
Charter Communications Operating LLC	6.150%	11/10/2026	205	210
Charter Communications Operating LLC	3.750%	2/15/2028	200	197
Charter Communications Operating LLC	4.200%	3/15/2028	315	313
Charter Communications Operating LLC	2.250%	1/15/2029	220	205
Charter Communications Operating LLC	5.050%	3/30/2029	235	239
Charter Communications Operating LLC	6.100%	6/1/2029	385	405
Charter Communications Operating LLC	2.800%	4/1/2031	271	244
Charter Communications Operating LLC	2.300%	2/1/2032	280	237
Charter Communications Operating LLC	4.400%	4/1/2033	505	475
Charter Communications Operating LLC	6.650%	2/1/2034	250	267
Charter Communications Operating LLC	6.550%	6/1/2034	300	318
Charter Communications Operating LLC	6.384%	10/23/2035	425	442
Charter Communications Operating LLC	5.375%	4/1/2038	370	346
Charter Communications Operating LLC	3.500%	6/1/2041	245	176
Charter Communications Operating LLC	3.500%	3/1/2042	465	330
Charter Communications Operating LLC	6.484%	10/23/2045	750	729
Charter Communications Operating LLC	5.375%	5/1/2047	405	344
Charter Communications Operating LLC	5.750%	4/1/2048	521	465
Charter Communications Operating LLC	5.125%	7/1/2049	425	345
Charter Communications Operating LLC	4.800%	3/1/2050	780	603
Charter Communications Operating LLC	3.700%	4/1/2051	585	376
Charter Communications Operating LLC	3.900%	6/1/2052	430	284
Charter Communications Operating LLC	5.250%	4/1/2053	340	278
Charter Communications Operating LLC	3.850%	4/1/2061	410	250
Charter Communications Operating LLC	4.400%	12/1/2061	243	165
Charter Communications Operating LLC	3.950%	6/30/2062	600	372
Charter Communications Operating LLC	5.500%	4/1/2063	350	287
Comcast Corp.	2.350%	1/15/2027	265	259
Comcast Corp.	3.300%	2/1/2027	495	489
Comcast Corp.	3.300%	4/1/2027	150	148
Comcast Corp.	5.350%	11/15/2027	100	103
Comcast Corp.	3.150%	2/15/2028	380	372
Comcast Corp.	3.550%	5/1/2028	245	242
Comcast Corp.	4.150%	10/15/2028	890	893
Comcast Corp.	4.550%	1/15/2029	393	399
Comcast Corp.	5.100%	6/1/2029	350	362
Comcast Corp.	2.650%	2/1/2030	285	267
Comcast Corp.	3.400%	4/1/2030	190	184
Comcast Corp.	4.250%	10/15/2030	480	480
Comcast Corp.	1.950%	1/15/2031	225	199
Comcast Corp.	1.500%	2/15/2031	270	233
Comcast Corp.	4.250%	1/15/2033	515	500
Comcast Corp.	4.650%	2/15/2033	455	454
Comcast Corp.	7.050%	3/15/2033	456	521
Comcast Corp.	4.800%	5/15/2033	235	235
Comcast Corp.	5.300%	6/1/2034	380	391
Comcast Corp.	4.200%	8/15/2034	315	299
Comcast Corp.	5.300%	5/15/2035	200	204
Comcast Corp.	5.650%	6/15/2035	260	272
Comcast Corp.	4.400%	8/15/2035	135	129
Comcast Corp.	3.200%	7/15/2036	135	114
Comcast Corp.	3.900%	3/1/2038	245	213
Comcast Corp.	4.600%	10/15/2038	85	79
Comcast Corp.	3.250%	11/1/2039	425	334
Comcast Corp.	3.750%	4/1/2040	225	187
Comcast Corp.	4.600%	8/15/2045	125	107
Comcast Corp.	3.400%	7/15/2046	195	138
Comcast Corp.	4.000%	8/15/2047	95	73
Comcast Corp.	3.969%	11/1/2047	505	386
Comcast Corp.	4.000%	3/1/2048	80	61
Comcast Corp.	4.700%	10/15/2048	273	233
Comcast Corp.	3.999%	11/1/2049	575	432
Comcast Corp.	3.450%	2/1/2050	280	190
Comcast Corp.	2.800%	1/15/2051	652	385
Comcast Corp.	2.887%	11/1/2051	899	538
Comcast Corp.	2.450%	8/15/2052	585	313
2

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Comcast Corp.	4.049%	11/1/2052	250	187
Comcast Corp.	5.350%	5/15/2053	615	563
Comcast Corp.	5.650%	6/1/2054	290	278
Comcast Corp.	2.937%	11/1/2056	1,362	783
Comcast Corp.	4.950%	10/15/2058	280	238
Comcast Corp.	2.650%	8/15/2062	390	199
Comcast Corp.	2.987%	11/1/2063	788	437
Comcast Corp.	5.500%	5/15/2064	260	239
Deutsche Telekom International Finance BV	8.750%	6/15/2030	615	728
Electronic Arts Inc.	1.850%	2/15/2031	154	135
Electronic Arts Inc.	2.950%	2/15/2051	155	97
Expedia Group Inc.	3.800%	2/15/2028	200	198
Expedia Group Inc.	3.250%	2/15/2030	310	296
Expedia Group Inc.	5.400%	2/15/2035	119	121
Fox Corp.	4.709%	1/25/2029	480	485
Fox Corp.	6.500%	10/13/2033	316	344
Fox Corp.	5.476%	1/25/2039	415	409
Fox Corp.	5.576%	1/25/2049	208	196
Grupo Televisa SAB	5.000%	5/13/2045	110	77
Grupo Televisa SAB	6.125%	1/31/2046	260	210
Meta Platforms Inc.	3.500%	8/15/2027	417	415
Meta Platforms Inc.	4.600%	5/15/2028	295	301
Meta Platforms Inc.	4.300%	8/15/2029	417	422
Meta Platforms Inc.	4.800%	5/15/2030	380	392
Meta Platforms Inc.	4.550%	8/15/2031	184	188
Meta Platforms Inc.	3.850%	8/15/2032	635	614
Meta Platforms Inc.	4.950%	5/15/2033	505	518
Meta Platforms Inc.	4.750%	8/15/2034	675	678
Meta Platforms Inc.	4.450%	8/15/2052	575	479
Meta Platforms Inc.	5.600%	5/15/2053	485	479
Meta Platforms Inc.	5.400%	8/15/2054	950	910
Meta Platforms Inc.	4.650%	8/15/2062	320	267
Meta Platforms Inc.	5.750%	5/15/2063	375	374
Meta Platforms Inc.	5.550%	8/15/2064	530	511
Netflix Inc.	4.375%	11/15/2026	175	176
Netflix Inc.	4.875%	4/15/2028	295	302
Netflix Inc.	5.875%	11/15/2028	420	443
Netflix Inc.	6.375%	5/15/2029	165	178
Netflix Inc.	4.900%	8/15/2034	192	196
Netflix Inc.	5.400%	8/15/2054	188	183
Omnicom Group Inc.	2.600%	8/1/2031	385	346
Orange SA	9.000%	3/1/2031	424	516
Orange SA	5.375%	1/13/2042	130	128
Orange SA	5.500%	2/6/2044	174	172
Paramount Global	7.875%	7/30/2030	355	401
Paramount Global	4.950%	1/15/2031	435	432
Paramount Global	4.200%	5/19/2032	460	429
Paramount Global	6.875%	4/30/2036	265	281
Paramount Global	4.375%	3/15/2043	396	301
Paramount Global	5.850%	9/1/2043	200	180
Paramount Global	4.950%	5/19/2050	225	176
Rogers Communications Inc.	3.200%	3/15/2027	310	305
Rogers Communications Inc.	5.000%	2/15/2029	365	372
Rogers Communications Inc.	3.800%	3/15/2032	345	324
Rogers Communications Inc.	5.300%	2/15/2034	255	257
Rogers Communications Inc.	4.550%	3/15/2052	550	443
Sprint Capital Corp.	6.875%	11/15/2028	560	602
Sprint Capital Corp.	8.750%	3/15/2032	420	509
Take-Two Interactive Software Inc.	4.950%	3/28/2028	70	71
Telefonica Emisiones SA	4.103%	3/8/2027	315	314
Telefonica Emisiones SA	7.045%	6/20/2036	555	618
Telefonica Emisiones SA	5.213%	3/8/2047	495	436
Telefonica Emisiones SA	4.895%	3/6/2048	350	295
Telefonica Emisiones SA	5.520%	3/1/2049	310	281
Telefonica Europe BV	8.250%	9/15/2030	240	277
TELUS Corp.	3.400%	5/13/2032	195	179
TELUS Corp.	4.600%	11/16/2048	125	105
Time Warner Cable Enterprises LLC	8.375%	7/15/2033	210	245
Time Warner Cable LLC	6.550%	5/1/2037	375	389
Time Warner Cable LLC	7.300%	7/1/2038	235	256
3

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Time Warner Cable LLC	6.750%	6/15/2039	290	301
	Time Warner Cable LLC	5.875%	11/15/2040	402	384
	Time Warner Cable LLC	5.500%	9/1/2041	255	230
	Time Warner Cable LLC	4.500%	9/15/2042	335	265
	T-Mobile USA Inc.	3.750%	4/15/2027	725	720
	T-Mobile USA Inc.	4.750%	2/1/2028	265	266
	T-Mobile USA Inc.	2.050%	2/15/2028	365	347
	T-Mobile USA Inc.	4.950%	3/15/2028	195	199
	T-Mobile USA Inc.	4.800%	7/15/2028	275	280
	T-Mobile USA Inc.	4.850%	1/15/2029	100	102
	T-Mobile USA Inc.	2.625%	2/15/2029	80	76
	T-Mobile USA Inc.	3.375%	4/15/2029	575	557
	T-Mobile USA Inc.	3.875%	4/15/2030	1,840	1,802
	T-Mobile USA Inc.	2.550%	2/15/2031	475	430
	T-Mobile USA Inc.	2.875%	2/15/2031	400	367
	T-Mobile USA Inc.	3.500%	4/15/2031	300	284
	T-Mobile USA Inc.	2.250%	11/15/2031	200	175
	T-Mobile USA Inc.	2.700%	3/15/2032	285	252
	T-Mobile USA Inc.	5.125%	5/15/2032	75	77
	T-Mobile USA Inc.	5.200%	1/15/2033	485	494
	T-Mobile USA Inc.	5.050%	7/15/2033	640	647
	T-Mobile USA Inc.	5.750%	1/15/2034	450	472
	T-Mobile USA Inc.	5.150%	4/15/2034	130	131
	T-Mobile USA Inc.	4.700%	1/15/2035	430	417
	T-Mobile USA Inc.	5.300%	5/15/2035	205	207
	T-Mobile USA Inc.	4.375%	4/15/2040	335	297
	T-Mobile USA Inc.	3.000%	2/15/2041	755	552
	T-Mobile USA Inc.	4.500%	4/15/2050	645	526
	T-Mobile USA Inc.	3.300%	2/15/2051	645	423
	T-Mobile USA Inc.	3.400%	10/15/2052	465	308
	T-Mobile USA Inc.	5.650%	1/15/2053	315	301
	T-Mobile USA Inc.	5.750%	1/15/2054	425	411
	T-Mobile USA Inc.	6.000%	6/15/2054	230	231
	T-Mobile USA Inc.	5.500%	1/15/2055	195	182
	T-Mobile USA Inc.	5.250%	6/15/2055	170	153
	T-Mobile USA Inc.	5.875%	11/15/2055	180	177
	T-Mobile USA Inc.	3.600%	11/15/2060	340	222
	T-Mobile USA Inc.	5.800%	9/15/2062	135	131
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/2027	215	212
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/2044	325	271
	Uber Technologies Inc.	4.300%	1/15/2030	245	246
	Uber Technologies Inc.	4.800%	9/15/2034	70	69
	Uber Technologies Inc.	5.350%	9/15/2054	430	403
	VeriSign Inc.	2.700%	6/15/2031	175	158
	Verizon Communications Inc.	2.100%	3/22/2028	440	419
	Verizon Communications Inc.	3.875%	2/8/2029	50	50
	Verizon Communications Inc.	4.016%	12/3/2029	740	734
	Verizon Communications Inc.	3.150%	3/22/2030	370	353
	Verizon Communications Inc.	1.500%	9/18/2030	410	357
	Verizon Communications Inc.	1.680%	10/30/2030	445	390
	Verizon Communications Inc.	1.750%	1/20/2031	428	373
	Verizon Communications Inc.	2.550%	3/21/2031	652	591
	Verizon Communications Inc.	2.355%	3/15/2032	1,330	1,154
	Verizon Communications Inc.	5.050%	5/9/2033	300	305
	Verizon Communications Inc.	4.500%	8/10/2033	657	642
	Verizon Communications Inc.	4.400%	11/1/2034	337	321
	Verizon Communications Inc.	4.780%	2/15/2035	385	375
	Verizon Communications Inc.	5.250%	4/2/2035	524	528
	Verizon Communications Inc.	4.272%	1/15/2036	360	334
	Verizon Communications Inc.	5.250%	3/16/2037	510	511
[3]	Verizon Communications Inc.	5.401%	7/2/2037	1,694	1,700
	Verizon Communications Inc.	4.812%	3/15/2039	215	202
	Verizon Communications Inc.	2.650%	11/20/2040	965	685
	Verizon Communications Inc.	3.400%	3/22/2041	810	626
	Verizon Communications Inc.	2.850%	9/3/2041	290	206
	Verizon Communications Inc.	6.550%	9/15/2043	100	110
	Verizon Communications Inc.	4.125%	8/15/2046	200	160
	Verizon Communications Inc.	4.862%	8/21/2046	420	373
	Verizon Communications Inc.	4.522%	9/15/2048	320	268
	Verizon Communications Inc.	4.000%	3/22/2050	305	234
4

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	2.875%	11/20/2050	475	293
	Verizon Communications Inc.	3.550%	3/22/2051	1,060	752
	Verizon Communications Inc.	3.875%	3/1/2052	365	270
	Verizon Communications Inc.	5.500%	2/23/2054	300	287
	Verizon Communications Inc.	5.012%	8/21/2054	55	49
	Verizon Communications Inc.	2.987%	10/30/2056	615	365
	Verizon Communications Inc.	3.000%	11/20/2060	435	254
	Verizon Communications Inc.	3.700%	3/22/2061	635	434
	Vodafone Group plc	6.150%	2/27/2037	118	127
	Vodafone Group plc	5.250%	5/30/2048	255	235
	Vodafone Group plc	4.875%	6/19/2049	425	369
	Vodafone Group plc	4.250%	9/17/2050	375	292
	Vodafone Group plc	5.750%	6/28/2054	350	334
	Vodafone Group plc	5.875%	6/28/2064	210	202
	Walt Disney Co.	2.200%	1/13/2028	380	366
	Walt Disney Co.	2.000%	9/1/2029	450	417
	Walt Disney Co.	3.800%	3/22/2030	545	539
	Walt Disney Co.	2.650%	1/13/2031	500	465
	Walt Disney Co.	6.200%	12/15/2034	200	224
	Walt Disney Co.	6.400%	12/15/2035	200	225
	Walt Disney Co.	4.625%	3/23/2040	335	319
	Walt Disney Co.	3.500%	5/13/2040	485	401
	Walt Disney Co.	2.750%	9/1/2049	495	309
	Walt Disney Co.	4.700%	3/23/2050	270	239
	Walt Disney Co.	3.600%	1/13/2051	500	367
	Walt Disney Co.	3.800%	5/13/2060	250	181
	Weibo Corp.	3.375%	7/8/2030	195	184
					99,875
Consumer Discretionary (6.7%)
	Alibaba Group Holding Ltd.	3.400%	12/6/2027	410	404
[3]	Alibaba Group Holding Ltd.	4.875%	5/26/2030	200	206
	Alibaba Group Holding Ltd.	2.125%	2/9/2031	245	220
[3]	Alibaba Group Holding Ltd.	5.250%	5/26/2035	200	207
	Alibaba Group Holding Ltd.	4.000%	12/6/2037	385	351
	Alibaba Group Holding Ltd.	2.700%	2/9/2041	290	209
	Alibaba Group Holding Ltd.	4.200%	12/6/2047	360	299
	Alibaba Group Holding Ltd.	3.150%	2/9/2051	265	178
	Alibaba Group Holding Ltd.	4.400%	12/6/2057	195	161
	Alibaba Group Holding Ltd.	3.250%	2/9/2061	155	99
	Amazon.com Inc.	3.300%	4/13/2027	306	303
	Amazon.com Inc.	1.200%	6/3/2027	390	373
	Amazon.com Inc.	3.150%	8/22/2027	755	746
	Amazon.com Inc.	4.550%	12/1/2027	460	467
	Amazon.com Inc.	1.650%	5/12/2028	435	411
	Amazon.com Inc.	3.450%	4/13/2029	465	458
	Amazon.com Inc.	4.650%	12/1/2029	343	352
	Amazon.com Inc.	1.500%	6/3/2030	440	393
	Amazon.com Inc.	2.100%	5/12/2031	540	484
	Amazon.com Inc.	3.600%	4/13/2032	685	659
	Amazon.com Inc.	4.700%	12/1/2032	480	491
	Amazon.com Inc.	4.800%	12/5/2034	250	256
	Amazon.com Inc.	3.875%	8/22/2037	735	667
	Amazon.com Inc.	2.875%	5/12/2041	395	296
	Amazon.com Inc.	4.950%	12/5/2044	665	642
	Amazon.com Inc.	4.050%	8/22/2047	610	502
	Amazon.com Inc.	2.500%	6/3/2050	470	279
	Amazon.com Inc.	3.100%	5/12/2051	610	409
	Amazon.com Inc.	3.950%	4/13/2052	691	541
	Amazon.com Inc.	4.250%	8/22/2057	798	648
	Amazon.com Inc.	2.700%	6/3/2060	518	296
	Amazon.com Inc.	3.250%	5/12/2061	355	229
	Amazon.com Inc.	4.100%	4/13/2062	205	159
[2]	American Honda Finance Corp.	1.300%	9/9/2026	70	68
[2]	American Honda Finance Corp.	4.400%	10/5/2026	150	150
[2]	American Honda Finance Corp.	4.450%	10/22/2027	165	166
[2]	American Honda Finance Corp.	2.000%	3/24/2028	170	161
[2]	American Honda Finance Corp.	5.125%	7/7/2028	165	169
	American Honda Finance Corp.	5.650%	11/15/2028	155	162
	American Honda Finance Corp.	4.900%	3/13/2029	200	204
5

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Honda Finance Corp.	4.400%	9/5/2029	150	151
[2]	American Honda Finance Corp.	5.050%	7/10/2031	325	334
[2]	American Honda Finance Corp.	4.900%	1/10/2034	140	140
	Aptiv Swiss Holdings Ltd.	3.250%	3/1/2032	205	186
	Aptiv Swiss Holdings Ltd.	3.100%	12/1/2051	330	199
	Aptiv Swiss Holdings Ltd.	4.150%	5/1/2052	225	163
	AutoZone Inc.	4.000%	4/15/2030	205	202
	AutoZone Inc.	4.750%	8/1/2032	150	150
	BorgWarner Inc.	2.650%	7/1/2027	105	102
	Dick's Sporting Goods Inc.	4.100%	1/15/2052	200	142
	eBay Inc.	3.600%	6/5/2027	420	417
	eBay Inc.	2.700%	3/11/2030	115	108
	eBay Inc.	2.600%	5/10/2031	135	123
	eBay Inc.	4.000%	7/15/2042	162	133
	eBay Inc.	3.650%	5/10/2051	150	108
	Ferguson Enterprises Inc.	5.000%	10/3/2034	135	134
	Ford Motor Co.	4.346%	12/8/2026	155	154
	Ford Motor Co.	7.450%	7/16/2031	173	190
	Ford Motor Co.	3.250%	2/12/2032	185	158
	Ford Motor Co.	6.100%	8/19/2032	345	348
	Ford Motor Co.	4.750%	1/15/2043	555	429
	Ford Motor Co.	5.291%	12/8/2046	490	399
	Ford Motor Credit Co. LLC	4.271%	1/9/2027	210	208
	Ford Motor Credit Co. LLC	5.800%	3/5/2027	315	318
	Ford Motor Credit Co. LLC	5.850%	5/17/2027	540	546
	Ford Motor Credit Co. LLC	4.950%	5/28/2027	295	294
	Ford Motor Credit Co. LLC	4.125%	8/17/2027	180	177
	Ford Motor Credit Co. LLC	3.815%	11/2/2027	240	234
	Ford Motor Credit Co. LLC	7.350%	11/4/2027	165	172
	Ford Motor Credit Co. LLC	2.900%	2/16/2028	425	403
	Ford Motor Credit Co. LLC	6.800%	5/12/2028	400	415
	Ford Motor Credit Co. LLC	6.798%	11/7/2028	384	400
	Ford Motor Credit Co. LLC	2.900%	2/10/2029	175	161
	Ford Motor Credit Co. LLC	5.800%	3/8/2029	370	374
	Ford Motor Credit Co. LLC	5.113%	5/3/2029	525	518
	Ford Motor Credit Co. LLC	5.303%	9/6/2029	260	258
	Ford Motor Credit Co. LLC	5.875%	11/7/2029	465	470
	Ford Motor Credit Co. LLC	7.350%	3/6/2030	80	85
	Ford Motor Credit Co. LLC	7.200%	6/10/2030	160	170
	Ford Motor Credit Co. LLC	4.000%	11/13/2030	320	297
	Ford Motor Credit Co. LLC	6.050%	3/5/2031	190	193
	Ford Motor Credit Co. LLC	3.625%	6/17/2031	295	265
	Ford Motor Credit Co. LLC	6.054%	11/5/2031	425	430
	Ford Motor Credit Co. LLC	6.532%	3/19/2032	200	206
	Ford Motor Credit Co. LLC	7.122%	11/7/2033	300	314
	Ford Motor Credit Co. LLC	6.125%	3/8/2034	30	29
	Ford Motor Credit Co. LLC	6.500%	2/7/2035	405	408
	General Motors Financial Co. Inc.	4.000%	10/6/2026	150	149
	General Motors Financial Co. Inc.	4.350%	1/17/2027	180	180
	General Motors Financial Co. Inc.	2.350%	2/26/2027	85	83
	General Motors Financial Co. Inc.	5.000%	4/9/2027	305	308
	General Motors Financial Co. Inc.	5.400%	5/8/2027	303	308
	General Motors Financial Co. Inc.	5.350%	7/15/2027	155	158
	General Motors Financial Co. Inc.	2.700%	8/20/2027	165	160
	General Motors Financial Co. Inc.	6.000%	1/9/2028	305	316
	General Motors Financial Co. Inc.	5.050%	4/4/2028	582	591
	General Motors Financial Co. Inc.	2.400%	4/10/2028	155	148
	General Motors Financial Co. Inc.	5.800%	6/23/2028	505	523
	General Motors Financial Co. Inc.	2.400%	10/15/2028	155	146
	General Motors Financial Co. Inc.	5.800%	1/7/2029	320	332
	General Motors Financial Co. Inc.	4.300%	4/6/2029	215	213
	General Motors Financial Co. Inc.	5.550%	7/15/2029	375	387
	General Motors Financial Co. Inc.	4.900%	10/6/2029	185	186
	General Motors Financial Co. Inc.	5.350%	1/7/2030	445	455
	General Motors Financial Co. Inc.	5.850%	4/6/2030	250	261
	General Motors Financial Co. Inc.	3.600%	6/21/2030	295	280
	General Motors Financial Co. Inc.	5.450%	7/15/2030	100	103
	General Motors Financial Co. Inc.	2.350%	1/8/2031	345	304
	General Motors Financial Co. Inc.	5.750%	2/8/2031	380	394
	General Motors Financial Co. Inc.	2.700%	6/10/2031	145	129
6

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	5.600%	6/18/2031	205	211
	General Motors Financial Co. Inc.	3.100%	1/12/2032	170	151
	General Motors Financial Co. Inc.	5.625%	4/4/2032	288	295
	General Motors Financial Co. Inc.	6.400%	1/9/2033	260	275
	General Motors Financial Co. Inc.	6.100%	1/7/2034	310	321
	General Motors Financial Co. Inc.	5.950%	4/4/2034	445	456
	General Motors Financial Co. Inc.	5.450%	9/6/2034	235	233
	General Motors Financial Co. Inc.	5.900%	1/7/2035	208	211
	General Motors Financial Co. Inc.	6.150%	7/15/2035	175	180
	Genuine Parts Co.	4.950%	8/15/2029	90	92
[2]	George Washington University	4.126%	9/15/2048	165	132
	Hasbro Inc.	3.900%	11/19/2029	314	306
	Home Depot Inc.	2.125%	9/15/2026	135	132
	Home Depot Inc.	4.950%	9/30/2026	375	379
	Home Depot Inc.	2.500%	4/15/2027	240	235
	Home Depot Inc.	2.875%	4/15/2027	165	162
	Home Depot Inc.	4.875%	6/25/2027	510	518
	Home Depot Inc.	2.800%	9/14/2027	200	196
	Home Depot Inc.	1.500%	9/15/2028	270	252
	Home Depot Inc.	3.900%	12/6/2028	180	180
	Home Depot Inc.	4.900%	4/15/2029	100	103
	Home Depot Inc.	2.950%	6/15/2029	330	318
	Home Depot Inc.	4.750%	6/25/2029	645	661
	Home Depot Inc.	2.700%	4/15/2030	200	188
	Home Depot Inc.	1.375%	3/15/2031	170	146
	Home Depot Inc.	4.850%	6/25/2031	135	139
	Home Depot Inc.	1.875%	9/15/2031	240	209
	Home Depot Inc.	3.250%	4/15/2032	350	326
	Home Depot Inc.	4.500%	9/15/2032	245	247
	Home Depot Inc.	4.950%	6/25/2034	420	427
	Home Depot Inc.	5.875%	12/16/2036	553	596
	Home Depot Inc.	3.300%	4/15/2040	181	145
	Home Depot Inc.	5.950%	4/1/2041	185	195
	Home Depot Inc.	4.200%	4/1/2043	155	132
	Home Depot Inc.	4.875%	2/15/2044	235	217
	Home Depot Inc.	4.400%	3/15/2045	180	155
	Home Depot Inc.	4.250%	4/1/2046	285	239
	Home Depot Inc.	3.900%	6/15/2047	210	165
	Home Depot Inc.	4.500%	12/6/2048	310	265
	Home Depot Inc.	3.125%	12/15/2049	175	118
	Home Depot Inc.	3.350%	4/15/2050	360	250
	Home Depot Inc.	2.375%	3/15/2051	195	110
	Home Depot Inc.	2.750%	9/15/2051	450	273
	Home Depot Inc.	3.625%	4/15/2052	350	254
	Home Depot Inc.	4.950%	9/15/2052	265	239
	Home Depot Inc.	5.300%	6/25/2054	380	361
	Home Depot Inc.	3.500%	9/15/2056	635	437
	Honda Motor Co. Ltd.	2.534%	3/10/2027	160	156
	Honda Motor Co. Ltd.	4.688%	7/8/2030	400	404
	Honda Motor Co. Ltd.	2.967%	3/10/2032	215	194
	Honda Motor Co. Ltd.	5.337%	7/8/2035	355	357
	Leland Stanford Junior University	3.647%	5/1/2048	135	105
	Lowe's Cos. Inc.	3.350%	4/1/2027	110	109
	Lowe's Cos. Inc.	3.100%	5/3/2027	455	448
	Lowe's Cos. Inc.	1.300%	4/15/2028	230	215
	Lowe's Cos. Inc.	1.700%	9/15/2028	220	205
	Lowe's Cos. Inc.	3.650%	4/5/2029	486	477
	Lowe's Cos. Inc.	4.500%	4/15/2030	265	269
	Lowe's Cos. Inc.	1.700%	10/15/2030	261	229
	Lowe's Cos. Inc.	2.625%	4/1/2031	265	241
	Lowe's Cos. Inc.	3.750%	4/1/2032	445	422
	Lowe's Cos. Inc.	5.000%	4/15/2033	400	407
	Lowe's Cos. Inc.	5.150%	7/1/2033	340	348
	Lowe's Cos. Inc.	2.800%	9/15/2041	275	193
	Lowe's Cos. Inc.	3.700%	4/15/2046	270	201
	Lowe's Cos. Inc.	4.050%	5/3/2047	315	245
	Lowe's Cos. Inc.	3.000%	10/15/2050	445	275
	Lowe's Cos. Inc.	4.250%	4/1/2052	460	356
	Lowe's Cos. Inc.	5.625%	4/15/2053	265	253
	Lowe's Cos. Inc.	4.450%	4/1/2062	225	172
7

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lowe's Cos. Inc.	5.800%	9/15/2062	210	202
	Magna International Inc.	2.450%	6/15/2030	330	304
	Marriott International Inc.	5.000%	10/15/2027	205	208
	Marriott International Inc.	4.900%	4/15/2029	125	127
	Marriott International Inc.	4.875%	5/15/2029	50	51
[2]	Marriott International Inc.	4.625%	6/15/2030	450	453
[2]	Marriott International Inc.	2.850%	4/15/2031	170	156
	Marriott International Inc.	5.100%	4/15/2032	50	51
[2]	Marriott International Inc.	3.500%	10/15/2032	205	188
	Marriott International Inc.	5.300%	5/15/2034	110	112
	Marriott International Inc.	5.350%	3/15/2035	445	449
	Marriott International Inc.	5.500%	4/15/2037	142	142
[2]	McDonald's Corp.	3.500%	3/1/2027	145	144
[2]	McDonald's Corp.	3.500%	7/1/2027	195	193
[2]	McDonald's Corp.	3.800%	4/1/2028	190	189
[2]	McDonald's Corp.	2.625%	9/1/2029	154	146
[2]	McDonald's Corp.	2.125%	3/1/2030	95	87
[2]	McDonald's Corp.	3.600%	7/1/2030	105	102
[2]	McDonald's Corp.	4.600%	9/9/2032	85	86
	McDonald's Corp.	4.950%	3/3/2035	191	192
[2]	McDonald's Corp.	4.700%	12/9/2035	190	187
[2]	McDonald's Corp.	6.300%	10/15/2037	180	198
[2]	McDonald's Corp.	6.300%	3/1/2038	170	186
[2]	McDonald's Corp.	4.875%	12/9/2045	325	294
[2]	McDonald's Corp.	4.450%	3/1/2047	305	257
[2]	McDonald's Corp.	4.450%	9/1/2048	277	232
[2]	McDonald's Corp.	3.625%	9/1/2049	360	261
[2]	McDonald's Corp.	4.200%	4/1/2050	255	203
[2]	McDonald's Corp.	5.150%	9/9/2052	200	184
	McDonald's Corp.	5.450%	8/14/2053	120	115
	Mercedes-Benz Finance North America LLC	8.500%	1/18/2031	315	376
	NIKE Inc.	2.375%	11/1/2026	190	187
	NIKE Inc.	2.750%	3/27/2027	244	240
	NIKE Inc.	2.850%	3/27/2030	335	318
	NIKE Inc.	3.250%	3/27/2040	270	215
	NIKE Inc.	3.875%	11/1/2045	135	107
	NIKE Inc.	3.375%	3/27/2050	478	336
	NVR Inc.	3.000%	5/15/2030	202	191
	O'Reilly Automotive Inc.	5.750%	11/20/2026	140	142
	O'Reilly Automotive Inc.	3.600%	9/1/2027	160	158
	O'Reilly Automotive Inc.	4.700%	6/15/2032	135	135
	Owens Corning	5.700%	6/15/2034	165	173
	Ralph Lauren Corp.	2.950%	6/15/2030	180	170
	Stanley Black & Decker Inc.	2.300%	3/15/2030	160	146
	Starbucks Corp.	4.850%	2/8/2027	245	248
	Starbucks Corp.	4.500%	5/15/2028	100	101
	Starbucks Corp.	4.000%	11/15/2028	130	130
	Starbucks Corp.	3.550%	8/15/2029	310	304
	Starbucks Corp.	2.250%	3/12/2030	100	92
	Starbucks Corp.	2.550%	11/15/2030	315	289
	Starbucks Corp.	3.000%	2/14/2032	175	160
	Starbucks Corp.	4.500%	11/15/2048	215	178
	Starbucks Corp.	4.450%	8/15/2049	260	212
	Starbucks Corp.	3.500%	11/15/2050	265	182
	Tapestry Inc.	5.500%	3/11/2035	200	202
	TJX Cos. Inc.	2.250%	9/15/2026	185	182
	Tractor Supply Co.	5.250%	5/15/2033	85	87
					60,477
Consumer Staples (3.7%)
	Bunge Ltd. Finance Corp.	4.200%	9/17/2029	250	249
	Bunge Ltd. Finance Corp.	2.750%	5/14/2031	185	169
	Bunge Ltd. Finance Corp.	4.650%	9/17/2034	295	287
	Campbell's Co.	4.150%	3/15/2028	225	225
	Campbell's Co.	5.400%	3/21/2034	130	132
	Campbell's Co.	4.750%	3/23/2035	275	263
	Coca-Cola Co.	3.375%	3/25/2027	235	233
	Coca-Cola Co.	1.450%	6/1/2027	260	250
	Coca-Cola Co.	1.500%	3/5/2028	230	218
	Coca-Cola Co.	1.000%	3/15/2028	360	336
8

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	2.125%	9/6/2029	315	294
	Coca-Cola Co.	3.450%	3/25/2030	220	214
	Coca-Cola Co.	1.650%	6/1/2030	215	193
	Coca-Cola Co.	2.000%	3/5/2031	145	130
	Coca-Cola Co.	1.375%	3/15/2031	255	221
	Coca-Cola Co.	2.250%	1/5/2032	365	325
	Coca-Cola Co.	5.000%	5/13/2034	120	124
	Coca-Cola Co.	4.650%	8/14/2034	215	217
	Coca-Cola Co.	2.500%	6/1/2040	175	128
	Coca-Cola Co.	2.875%	5/5/2041	95	72
	Coca-Cola Co.	2.600%	6/1/2050	303	185
	Coca-Cola Co.	3.000%	3/5/2051	320	212
	Coca-Cola Co.	2.500%	3/15/2051	330	195
	Coca-Cola Co.	5.300%	5/13/2054	115	111
	Coca-Cola Co.	5.200%	1/14/2055	755	714
	Coca-Cola Co.	2.750%	6/1/2060	390	229
	Coca-Cola Co.	5.400%	5/13/2064	200	193
	Coca-Cola Femsa SAB de CV	2.750%	1/22/2030	130	122
	Conagra Brands Inc.	1.375%	11/1/2027	175	164
	Conagra Brands Inc.	4.850%	11/1/2028	335	339
	Conagra Brands Inc.	5.300%	11/1/2038	210	198
	Conagra Brands Inc.	5.400%	11/1/2048	185	163
	Dollar General Corp.	3.500%	4/3/2030	245	235
	Dollar General Corp.	5.450%	7/5/2033	250	258
	Dollar Tree Inc.	4.200%	5/15/2028	275	274
	Dollar Tree Inc.	2.650%	12/1/2031	254	226
	General Mills Inc.	3.200%	2/10/2027	135	133
	General Mills Inc.	4.200%	4/17/2028	329	329
	General Mills Inc.	4.875%	1/30/2030	175	179
	General Mills Inc.	2.875%	4/15/2030	155	146
	General Mills Inc.	4.950%	3/29/2033	200	201
	General Mills Inc.	5.250%	1/30/2035	125	126
	Haleon US Capital LLC	3.375%	3/24/2027	290	287
	Haleon US Capital LLC	3.375%	3/24/2029	335	327
	Haleon US Capital LLC	3.625%	3/24/2032	365	344
	Haleon US Capital LLC	4.000%	3/24/2052	230	177
	Hormel Foods Corp.	1.700%	6/3/2028	330	310
	Hormel Foods Corp.	1.800%	6/11/2030	130	117
	J M Smucker Co.	5.900%	11/15/2028	160	168
	J M Smucker Co.	6.200%	11/15/2033	150	161
	J M Smucker Co.	6.500%	11/15/2043	140	149
	J M Smucker Co.	6.500%	11/15/2053	210	224
	JBS USA Holding Lux Sarl	3.625%	1/15/2032	485	448
	JBS USA Holding Lux Sarl	3.000%	5/15/2032	345	305
	JBS USA Holding Lux Sarl	5.750%	4/1/2033	430	445
	JBS USA Holding Lux Sarl	6.750%	3/15/2034	347	381
[3]	JBS USA Holding Lux Sarl	5.500%	1/15/2036	425	427
	JBS USA Holding Lux Sarl	4.375%	2/2/2052	205	156
	JBS USA Holding Lux Sarl	6.500%	12/1/2052	475	485
	JBS USA Holding Lux Sarl	7.250%	11/15/2053	240	266
[3]	JBS USA Holding Lux Sarl	6.250%	3/1/2056	300	297
[3]	JBS USA Holding Lux Sarl	6.375%	4/15/2066	225	222
[3]	JBS USA LUX Sarl	5.950%	4/20/2035	100	104
[3]	JBS USA LUX Sarl	6.375%	2/25/2055	35	35
	Kenvue Inc.	5.050%	3/22/2028	155	159
	Kenvue Inc.	5.000%	3/22/2030	140	145
	Kenvue Inc.	4.850%	5/22/2032	125	127
	Kenvue Inc.	4.900%	3/22/2033	425	432
	Kenvue Inc.	5.100%	3/22/2043	150	144
	Kenvue Inc.	5.050%	3/22/2053	315	287
	Kenvue Inc.	5.200%	3/22/2063	202	183
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/2027	125	126
	Keurig Dr Pepper Inc.	4.597%	5/25/2028	155	156
	Keurig Dr Pepper Inc.	5.050%	3/15/2029	340	346
	Keurig Dr Pepper Inc.	3.950%	4/15/2029	150	148
	Keurig Dr Pepper Inc.	3.200%	5/1/2030	145	137
	Keurig Dr Pepper Inc.	4.050%	4/15/2032	150	143
	Keurig Dr Pepper Inc.	3.800%	5/1/2050	130	92
	Keurig Dr Pepper Inc.	4.500%	4/15/2052	275	216
	Kimberly-Clark Corp.	3.100%	3/26/2030	280	268
9

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Kraft Heinz Foods Co.	3.875%	5/15/2027	240	238
Kraft Heinz Foods Co.	6.875%	1/26/2039	170	185
Kraft Heinz Foods Co.	5.000%	6/4/2042	300	268
Kraft Heinz Foods Co.	5.200%	7/15/2045	285	253
Kraft Heinz Foods Co.	4.375%	6/1/2046	770	613
Kraft Heinz Foods Co.	4.875%	10/1/2049	345	288
McCormick & Co. Inc.	3.400%	8/15/2027	95	94
Mondelez International Inc.	2.625%	3/17/2027	65	64
Mondelez International Inc.	2.750%	4/13/2030	347	325
Mondelez International Inc.	3.000%	3/17/2032	137	125
Mondelez International Inc.	2.625%	9/4/2050	405	237
PepsiCo Inc.	2.375%	10/6/2026	360	354
PepsiCo Inc.	3.000%	10/15/2027	310	305
PepsiCo Inc.	3.600%	2/18/2028	140	139
PepsiCo Inc.	2.625%	7/29/2029	165	157
PepsiCo Inc.	2.750%	3/19/2030	329	310
PepsiCo Inc.	1.625%	5/1/2030	425	381
PepsiCo Inc.	1.400%	2/25/2031	205	178
PepsiCo Inc.	1.950%	10/21/2031	175	154
PepsiCo Inc.	3.900%	7/18/2032	210	204
PepsiCo Inc.	4.650%	7/23/2032	475	481
PepsiCo Inc.	5.000%	2/7/2035	255	259
PepsiCo Inc.	5.000%	7/23/2035	500	504
PepsiCo Inc.	2.625%	10/21/2041	160	113
PepsiCo Inc.	4.450%	4/14/2046	220	193
PepsiCo Inc.	3.450%	10/6/2046	215	160
PepsiCo Inc.	2.875%	10/15/2049	150	97
PepsiCo Inc.	3.625%	3/19/2050	285	212
PepsiCo Inc.	2.750%	10/21/2051	255	157
PepsiCo Inc.	5.250%	7/17/2054	150	143
Pilgrim's Pride Corp.	4.250%	4/15/2031	590	569
Pilgrim's Pride Corp.	3.500%	3/1/2032	400	362
Pilgrim's Pride Corp.	6.250%	7/1/2033	230	243
Procter & Gamble Co.	2.450%	11/3/2026	110	108
Procter & Gamble Co.	1.900%	2/1/2027	175	170
Procter & Gamble Co.	2.850%	8/11/2027	170	167
Procter & Gamble Co.	3.000%	3/25/2030	505	485
Procter & Gamble Co.	1.200%	10/29/2030	275	240
Procter & Gamble Co.	1.950%	4/23/2031	170	153
Procter & Gamble Co.	2.300%	2/1/2032	170	153
Procter & Gamble Co.	4.550%	1/29/2034	70	71
Sysco Corp.	3.250%	7/15/2027	165	163
Sysco Corp.	5.950%	4/1/2030	192	204
Sysco Corp.	6.600%	4/1/2050	500	538
Sysco Corp.	3.150%	12/14/2051	145	92
Target Corp.	1.950%	1/15/2027	395	385
Target Corp.	3.375%	4/15/2029	240	235
Target Corp.	2.350%	2/15/2030	150	140
Target Corp.	4.500%	9/15/2032	85	85
Target Corp.	4.500%	9/15/2034	100	98
Target Corp.	5.000%	4/15/2035	190	191
Target Corp.	4.000%	7/1/2042	235	197
Target Corp.	2.950%	1/15/2052	295	185
Target Corp.	4.800%	1/15/2053	155	136
Tyson Foods Inc.	3.550%	6/2/2027	330	326
Tyson Foods Inc.	4.350%	3/1/2029	490	490
Tyson Foods Inc.	5.700%	3/15/2034	165	172
Tyson Foods Inc.	4.550%	6/2/2047	235	196
Tyson Foods Inc.	5.100%	9/28/2048	240	215
Unilever Capital Corp.	2.900%	5/5/2027	210	207
Unilever Capital Corp.	4.250%	8/12/2027	245	247
Unilever Capital Corp.	3.500%	3/22/2028	178	176
Unilever Capital Corp.	2.125%	9/6/2029	270	251
Unilever Capital Corp.	1.750%	8/12/2031	90	79
Unilever Capital Corp.	5.900%	11/15/2032	280	305
Unilever Capital Corp.	5.000%	12/8/2033	110	114
Unilever Capital Corp.	4.625%	8/12/2034	310	309
				33,804
10

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Financials (44.1%)
[2]	Aegon Ltd.	5.500%	4/11/2048	185	187
	AerCap Ireland Capital DAC	2.450%	10/29/2026	540	529
	AerCap Ireland Capital DAC	6.100%	1/15/2027	200	204
	AerCap Ireland Capital DAC	6.450%	4/15/2027	305	315
	AerCap Ireland Capital DAC	3.650%	7/21/2027	465	460
	AerCap Ireland Capital DAC	4.875%	4/1/2028	150	152
	AerCap Ireland Capital DAC	5.750%	6/6/2028	398	413
	AerCap Ireland Capital DAC	3.000%	10/29/2028	940	904
	AerCap Ireland Capital DAC	5.100%	1/19/2029	170	174
	AerCap Ireland Capital DAC	4.625%	9/10/2029	455	459
	AerCap Ireland Capital DAC	6.150%	9/30/2030	185	198
	AerCap Ireland Capital DAC	3.300%	1/30/2032	1,055	966
	AerCap Ireland Capital DAC	3.400%	10/29/2033	530	471
	AerCap Ireland Capital DAC	4.950%	9/10/2034	50	49
	AerCap Ireland Capital DAC	3.850%	10/29/2041	295	238
	AerCap Ireland Capital DAC	6.950%	3/10/2055	125	131
	Aflac Inc.	3.600%	4/1/2030	115	112
	Air Lease Corp.	2.200%	1/15/2027	275	268
	Air Lease Corp.	3.125%	12/1/2030	185	173
[2]	Air Lease Corp.	2.875%	1/15/2032	235	211
	Allstate Corp.	5.250%	3/30/2033	215	221
	Ally Financial Inc.	4.750%	6/9/2027	435	437
	Ally Financial Inc.	7.100%	11/15/2027	305	322
	Ally Financial Inc.	2.200%	11/2/2028	175	163
	Ally Financial Inc.	5.737%	5/15/2029	30	31
	Ally Financial Inc.	6.992%	6/13/2029	140	148
	Ally Financial Inc.	6.848%	1/3/2030	170	180
[2]	Ally Financial Inc.	8.000%	11/1/2031	583	667
	Ally Financial Inc.	6.184%	7/26/2035	175	180
	American Express Co.	1.650%	11/4/2026	330	321
	American Express Co.	2.550%	3/4/2027	570	557
	American Express Co.	3.300%	5/3/2027	432	427
	American Express Co.	5.850%	11/5/2027	405	420
	American Express Co.	5.098%	2/16/2028	500	506
	American Express Co.	5.043%	7/26/2028	545	554
	American Express Co.	4.731%	4/25/2029	300	305
	American Express Co.	4.050%	5/3/2029	135	135
	American Express Co.	5.282%	7/27/2029	326	336
	American Express Co.	5.532%	4/25/2030	485	506
	American Express Co.	5.085%	1/30/2031	220	227
	American Express Co.	5.016%	4/25/2031	320	329
	American Express Co.	6.489%	10/30/2031	125	137
	American Express Co.	4.989%	5/26/2033	145	146
	American Express Co.	4.918%	7/20/2033	470	476
	American Express Co.	4.420%	8/3/2033	155	152
	American Express Co.	5.043%	5/1/2034	255	259
	American Express Co.	5.284%	7/26/2035	470	479
	American Express Co.	5.442%	1/30/2036	345	355
	American Express Co.	5.667%	4/25/2036	500	522
	American Express Co.	4.050%	12/3/2042	198	168
	American International Group Inc.	5.125%	3/27/2033	85	87
	American International Group Inc.	4.750%	4/1/2048	220	194
	American International Group Inc.	4.375%	6/30/2050	235	193
	Ameriprise Financial Inc.	5.150%	5/15/2033	230	236
	Ameriprise Financial Inc.	5.200%	4/15/2035	310	314
	Aon Corp.	3.750%	5/2/2029	165	163
	Aon Corp.	2.800%	5/15/2030	265	249
	Aon Corp.	5.350%	2/28/2033	115	119
	Aon Corp.	3.900%	2/28/2052	265	194
	Aon North America Inc.	5.150%	3/1/2029	150	154
	Aon North America Inc.	5.450%	3/1/2034	405	418
	Aon North America Inc.	5.750%	3/1/2054	445	434
	Apollo Global Management Inc.	5.800%	5/21/2054	225	221
	Arch Capital Group Ltd.	3.635%	6/30/2050	200	145
	Ares Capital Corp.	7.000%	1/15/2027	195	201
	Ares Capital Corp.	2.875%	6/15/2028	215	205
	Ares Capital Corp.	5.875%	3/1/2029	215	221
	Ares Capital Corp.	5.950%	7/15/2029	185	191
	Ares Capital Corp.	5.500%	9/1/2030	160	162
11

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Ares Capital Corp.	5.800%	3/8/2032	225	228
	Ares Management Corp.	5.600%	10/11/2054	150	141
	Arthur J Gallagher & Co.	4.600%	12/15/2027	105	106
	Arthur J Gallagher & Co.	4.850%	12/15/2029	290	296
	Arthur J Gallagher & Co.	5.150%	2/15/2035	320	321
	Arthur J Gallagher & Co.	3.500%	5/20/2051	250	172
	Arthur J Gallagher & Co.	5.550%	2/15/2055	200	188
	Athene Holding Ltd.	4.125%	1/12/2028	180	180
	Athene Holding Ltd.	6.250%	4/1/2054	250	246
	Athene Holding Ltd.	6.625%	5/19/2055	250	257
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/2027	100	101
	Australia & New Zealand Banking Group Ltd.	4.615%	12/16/2029	250	256
	AXA SA	8.600%	12/15/2030	85	101
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/2028	190	197
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/2029	400	414
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/2034	185	213
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/2035	350	367
	Banco Santander SA	4.250%	4/11/2027	107	107
	Banco Santander SA	5.294%	8/18/2027	575	585
	Banco Santander SA	1.722%	9/14/2027	280	272
	Banco Santander SA	6.527%	11/7/2027	355	364
	Banco Santander SA	3.800%	2/23/2028	370	366
	Banco Santander SA	5.552%	3/14/2028	20	20
	Banco Santander SA	4.175%	3/24/2028	530	529
	Banco Santander SA	4.379%	4/12/2028	296	297
[2]	Banco Santander SA	5.365%	7/15/2028	500	510
	Banco Santander SA	5.588%	8/8/2028	225	234
	Banco Santander SA	6.607%	11/7/2028	355	380
	Banco Santander SA	3.306%	6/27/2029	391	378
	Banco Santander SA	5.565%	1/17/2030	245	256
	Banco Santander SA	5.538%	3/14/2030	275	285
	Banco Santander SA	3.490%	5/28/2030	345	332
	Banco Santander SA	2.749%	12/3/2030	390	352
	Banco Santander SA	2.958%	3/25/2031	205	189
	Banco Santander SA	5.439%	7/15/2031	225	236
	Banco Santander SA	3.225%	11/22/2032	165	150
	Banco Santander SA	6.921%	8/8/2033	339	373
	Banco Santander SA	6.938%	11/7/2033	255	289
	Banco Santander SA	6.350%	3/14/2034	200	212
	Banco Santander SA	6.033%	1/17/2035	200	212
[2]	Bank of America Corp.	4.250%	10/22/2026	388	388
	Bank of America Corp.	5.933%	9/15/2027	315	320
[2]	Bank of America Corp.	3.248%	10/21/2027	494	487
[2]	Bank of America Corp.	4.183%	11/25/2027	795	794
[2]	Bank of America Corp.	3.824%	1/20/2028	550	547
[2]	Bank of America Corp.	2.551%	2/4/2028	420	410
[2]	Bank of America Corp.	3.705%	4/24/2028	525	521
	Bank of America Corp.	4.376%	4/27/2028	466	467
[2]	Bank of America Corp.	3.593%	7/21/2028	395	391
[2]	Bank of America Corp.	4.948%	7/22/2028	885	897
	Bank of America Corp.	6.204%	11/10/2028	405	422
[2]	Bank of America Corp.	3.419%	12/20/2028	1,128	1,108
	Bank of America Corp.	4.979%	1/24/2029	930	946
[2]	Bank of America Corp.	3.970%	3/5/2029	580	576
	Bank of America Corp.	5.202%	4/25/2029	685	702
[2]	Bank of America Corp.	2.087%	6/14/2029	543	513
[2]	Bank of America Corp.	4.271%	7/23/2029	737	739
	Bank of America Corp.	5.819%	9/15/2029	985	1,030
[2]	Bank of America Corp.	3.974%	2/7/2030	555	550
[2]	Bank of America Corp.	3.194%	7/23/2030	580	557
[2]	Bank of America Corp.	2.884%	10/22/2030	485	459
	Bank of America Corp.	5.162%	1/24/2031	525	542
[2]	Bank of America Corp.	2.496%	2/13/2031	930	859
[2]	Bank of America Corp.	2.592%	4/29/2031	575	532
[2]	Bank of America Corp.	1.898%	7/23/2031	425	378
[2]	Bank of America Corp.	1.922%	10/24/2031	735	649
[2]	Bank of America Corp.	2.651%	3/11/2032	830	754
	Bank of America Corp.	2.687%	4/22/2032	875	794
	Bank of America Corp.	2.299%	7/21/2032	670	591
	Bank of America Corp.	2.572%	10/20/2032	710	634
12

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of America Corp.	2.972%	2/4/2033	985	889
	Bank of America Corp.	4.571%	4/27/2033	1,064	1,054
[2]	Bank of America Corp.	5.015%	7/22/2033	1,100	1,117
	Bank of America Corp.	5.288%	4/25/2034	1,279	1,311
	Bank of America Corp.	5.872%	9/15/2034	625	663
	Bank of America Corp.	5.468%	1/23/2035	885	914
[2]	Bank of America Corp.	5.425%	8/15/2035	475	478
	Bank of America Corp.	5.518%	10/25/2035	840	847
	Bank of America Corp.	5.511%	1/24/2036	930	958
	Bank of America Corp.	5.744%	2/12/2036	610	625
	Bank of America Corp.	5.464%	5/9/2036	275	283
	Bank of America Corp.	2.482%	9/21/2036	630	545
	Bank of America Corp.	6.110%	1/29/2037	620	659
	Bank of America Corp.	3.846%	3/8/2037	540	499
[2]	Bank of America Corp.	4.244%	4/24/2038	455	416
	Bank of America Corp.	7.750%	5/14/2038	195	234
[2]	Bank of America Corp.	4.078%	4/23/2040	350	306
[2]	Bank of America Corp.	2.676%	6/19/2041	1,000	719
[2]	Bank of America Corp.	5.875%	2/7/2042	460	480
	Bank of America Corp.	3.311%	4/22/2042	575	442
[2]	Bank of America Corp.	5.000%	1/21/2044	475	450
[2]	Bank of America Corp.	4.443%	1/20/2048	266	227
[2]	Bank of America Corp.	3.946%	1/23/2049	215	168
[2]	Bank of America Corp.	4.330%	3/15/2050	780	641
[2]	Bank of America Corp.	4.083%	3/20/2051	1,112	875
[2]	Bank of America Corp.	2.831%	10/24/2051	435	270
[2]	Bank of America Corp.	3.483%	3/13/2052	270	191
	Bank of America Corp.	2.972%	7/21/2052	555	356
[2]	Bank of America NA	6.000%	10/15/2036	325	347
[2]	Bank of Montreal	1.250%	9/15/2026	275	267
	Bank of Montreal	5.266%	12/11/2026	110	112
[2]	Bank of Montreal	2.650%	3/8/2027	235	230
	Bank of Montreal	4.567%	9/10/2027	160	160
[2]	Bank of Montreal	4.700%	9/14/2027	408	413
	Bank of Montreal	5.203%	2/1/2028	167	171
	Bank of Montreal	5.717%	9/25/2028	175	183
	Bank of Montreal	4.640%	9/10/2030	230	233
	Bank of Montreal	5.511%	6/4/2031	150	158
[2]	Bank of Montreal	3.803%	12/15/2032	430	421
	Bank of Montreal	3.088%	1/10/2037	250	220
[2]	Bank of New York Mellon Corp.	2.050%	1/26/2027	165	161
[2]	Bank of New York Mellon Corp.	3.250%	5/16/2027	220	218
[2]	Bank of New York Mellon Corp.	3.400%	1/29/2028	165	163
[2]	Bank of New York Mellon Corp.	3.442%	2/7/2028	270	268
[2]	Bank of New York Mellon Corp.	3.850%	4/28/2028	290	290
	Bank of New York Mellon Corp.	4.441%	6/9/2028	153	154
	Bank of New York Mellon Corp.	4.890%	7/21/2028	160	162
[2]	Bank of New York Mellon Corp.	5.802%	10/25/2028	370	383
	Bank of New York Mellon Corp.	4.543%	2/1/2029	255	258
[2]	Bank of New York Mellon Corp.	3.300%	8/23/2029	395	382
[2]	Bank of New York Mellon Corp.	6.317%	10/25/2029	197	210
[2]	Bank of New York Mellon Corp.	4.975%	3/14/2030	140	144
	Bank of New York Mellon Corp.	4.942%	2/11/2031	580	596
	Bank of New York Mellon Corp.	5.060%	7/22/2032	330	340
[2]	Bank of New York Mellon Corp.	4.289%	6/13/2033	233	228
[2]	Bank of New York Mellon Corp.	5.834%	10/25/2033	255	273
	Bank of New York Mellon Corp.	4.706%	2/1/2034	80	80
[2]	Bank of New York Mellon Corp.	4.967%	4/26/2034	245	248
[2]	Bank of New York Mellon Corp.	6.474%	10/25/2034	205	227
[2]	Bank of New York Mellon Corp.	5.188%	3/14/2035	390	397
	Bank of New York Mellon Corp.	5.316%	6/6/2036	75	77
	Bank of Nova Scotia	1.300%	9/15/2026	255	248
	Bank of Nova Scotia	5.350%	12/7/2026	125	127
	Bank of Nova Scotia	1.950%	2/2/2027	70	68
[2]	Bank of Nova Scotia	5.400%	6/4/2027	85	87
	Bank of Nova Scotia	5.250%	6/12/2028	215	222
	Bank of Nova Scotia	4.404%	9/8/2028	100	100
	Bank of Nova Scotia	4.932%	2/14/2029	340	346
	Bank of Nova Scotia	4.850%	2/1/2030	200	204
	Bank of Nova Scotia	5.130%	2/14/2031	200	206
13

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	2.450%	2/2/2032	290	255
	Bank of Nova Scotia	5.650%	2/1/2034	150	158
	Bank of Nova Scotia	4.588%	5/4/2037	265	254
	Barclays plc	7.325%	11/2/2026	265	266
	Barclays plc	6.496%	9/13/2027	160	163
	Barclays plc	2.279%	11/24/2027	335	327
	Barclays plc	4.337%	1/10/2028	490	490
	Barclays plc	5.674%	3/12/2028	130	132
	Barclays plc	4.836%	5/9/2028	425	427
	Barclays plc	5.501%	8/9/2028	485	495
	Barclays plc	4.837%	9/10/2028	66	67
	Barclays plc	7.385%	11/2/2028	230	244
	Barclays plc	5.086%	2/25/2029	200	203
[2]	Barclays plc	4.972%	5/16/2029	255	259
	Barclays plc	6.490%	9/13/2029	210	223
	Barclays plc	5.690%	3/12/2030	490	510
[2]	Barclays plc	5.088%	6/20/2030	235	238
	Barclays plc	4.942%	9/10/2030	329	334
	Barclays plc	5.367%	2/25/2031	200	206
	Barclays plc	2.645%	6/24/2031	175	160
	Barclays plc	2.667%	3/10/2032	310	279
	Barclays plc	2.894%	11/24/2032	285	255
	Barclays plc	5.746%	8/9/2033	350	365
	Barclays plc	7.437%	11/2/2033	560	639
	Barclays plc	6.224%	5/9/2034	550	587
	Barclays plc	7.119%	6/27/2034	275	304
	Barclays plc	6.692%	9/13/2034	385	422
	Barclays plc	5.335%	9/10/2035	453	453
	Barclays plc	3.564%	9/23/2035	190	177
	Barclays plc	5.785%	2/25/2036	440	454
	Barclays plc	3.811%	3/10/2042	300	234
	Barclays plc	3.330%	11/24/2042	205	153
	Barclays plc	5.250%	8/17/2045	365	341
	Barclays plc	4.950%	1/10/2047	240	215
	Barclays plc	6.036%	3/12/2055	290	296
	BlackRock Funding Inc.	5.000%	3/14/2034	130	134
	BlackRock Funding Inc.	5.250%	3/14/2054	265	252
	BlackRock Funding Inc.	5.350%	1/8/2055	315	303
	Blackrock Inc.	3.250%	4/30/2029	220	215
	Blackrock Inc.	2.400%	4/30/2030	283	263
	Blackrock Inc.	1.900%	1/28/2031	190	169
	Blackrock Inc.	2.100%	2/25/2032	191	167
	Blackrock Inc.	4.750%	5/25/2033	465	472
	Blackstone Reg Finance Co. LLC	5.000%	12/6/2034	193	193
	Blue Owl Capital Corp.	2.875%	6/11/2028	160	151
	Blue Owl Capital Corp.	5.950%	3/15/2029	300	304
	Brighthouse Financial Inc.	3.700%	6/22/2027	175	173
	Brighthouse Financial Inc.	4.700%	6/22/2047	228	170
	Brown & Brown Inc.	4.900%	6/23/2030	240	243
	Brown & Brown Inc.	5.550%	6/23/2035	160	163
	Brown & Brown Inc.	6.250%	6/23/2055	250	256
	Canadian Imperial Bank of Commerce	5.926%	10/2/2026	355	362
	Canadian Imperial Bank of Commerce	3.450%	4/7/2027	130	129
	Canadian Imperial Bank of Commerce	5.237%	6/28/2027	125	127
	Canadian Imperial Bank of Commerce	4.508%	9/11/2027	85	85
	Canadian Imperial Bank of Commerce	5.001%	4/28/2028	225	230
	Canadian Imperial Bank of Commerce	4.857%	3/30/2029	135	137
	Canadian Imperial Bank of Commerce	5.260%	4/8/2029	375	388
	Canadian Imperial Bank of Commerce	4.631%	9/11/2030	220	222
	Canadian Imperial Bank of Commerce	5.245%	1/13/2031	200	206
	Canadian Imperial Bank of Commerce	3.600%	4/7/2032	355	334
	Canadian Imperial Bank of Commerce	6.092%	10/3/2033	460	496
	Capital One Financial Corp.	4.100%	2/9/2027	330	329
	Capital One Financial Corp.	3.750%	3/9/2027	400	397
	Capital One Financial Corp.	3.650%	5/11/2027	420	416
	Capital One Financial Corp.	7.149%	10/29/2027	165	170
	Capital One Financial Corp.	1.878%	11/2/2027	425	413
	Capital One Financial Corp.	3.800%	1/31/2028	379	376
	Capital One Financial Corp.	4.927%	5/10/2028	345	349
	Capital One Financial Corp.	5.468%	2/1/2029	335	344
14

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Capital One Financial Corp.	6.312%	6/8/2029	255	268
	Capital One Financial Corp.	5.700%	2/1/2030	210	218
	Capital One Financial Corp.	3.273%	3/1/2030	228	220
	Capital One Financial Corp.	5.247%	7/26/2030	90	92
	Capital One Financial Corp.	5.463%	7/26/2030	242	250
[2]	Capital One Financial Corp.	7.624%	10/30/2031	325	369
	Capital One Financial Corp.	2.359%	7/29/2032	255	220
	Capital One Financial Corp.	6.700%	11/29/2032	175	193
	Capital One Financial Corp.	5.268%	5/10/2033	230	234
	Capital One Financial Corp.	5.817%	2/1/2034	395	411
	Capital One Financial Corp.	6.377%	6/8/2034	335	360
	Capital One Financial Corp.	7.964%	11/2/2034	305	357
	Capital One Financial Corp.	6.051%	2/1/2035	160	169
	Capital One Financial Corp.	5.884%	7/26/2035	162	168
	Capital One Financial Corp.	6.183%	1/30/2036	410	423
[2]	Capital One NA	4.650%	9/13/2028	235	238
	Charles Schwab Corp.	2.450%	3/3/2027	760	743
	Charles Schwab Corp.	2.000%	3/20/2028	185	176
	Charles Schwab Corp.	5.643%	5/19/2029	430	447
	Charles Schwab Corp.	6.196%	11/17/2029	265	282
	Charles Schwab Corp.	1.650%	3/11/2031	125	108
	Charles Schwab Corp.	2.300%	5/13/2031	145	130
	Charles Schwab Corp.	1.950%	12/1/2031	245	212
	Charles Schwab Corp.	2.900%	3/3/2032	280	254
	Charles Schwab Corp.	5.853%	5/19/2034	330	352
	Charles Schwab Corp.	6.136%	8/24/2034	220	239
	Chubb Corp.	6.000%	5/11/2037	205	222
	Chubb INA Holdings LLC	1.375%	9/15/2030	200	175
	Chubb INA Holdings LLC	5.000%	3/15/2034	285	289
	Chubb INA Holdings LLC	4.900%	8/15/2035	350	348
	Chubb INA Holdings LLC	4.350%	11/3/2045	310	266
	Chubb INA Holdings LLC	3.050%	12/15/2061	205	124
	CI Financial Corp.	3.200%	12/17/2030	304	273
[2]	Citibank NA	5.488%	12/4/2026	705	716
	Citibank NA	4.876%	11/19/2027	730	735
	Citibank NA	5.803%	9/29/2028	425	445
	Citibank NA	4.838%	8/6/2029	575	590
[2]	Citibank NA	4.914%	5/29/2030	350	359
[2]	Citibank NA	5.570%	4/30/2034	325	340
	Citigroup Inc.	3.200%	10/21/2026	490	485
	Citigroup Inc.	4.300%	11/20/2026	255	255
	Citigroup Inc.	4.450%	9/29/2027	860	862
[2]	Citigroup Inc.	3.887%	1/10/2028	797	792
[2]	Citigroup Inc.	3.070%	2/24/2028	632	621
	Citigroup Inc.	4.643%	5/7/2028	100	101
	Citigroup Inc.	4.658%	5/24/2028	285	287
[2]	Citigroup Inc.	3.668%	7/24/2028	430	425
	Citigroup Inc.	4.125%	7/25/2028	645	644
[2]	Citigroup Inc.	3.520%	10/27/2028	385	379
	Citigroup Inc.	4.786%	3/4/2029	225	228
[2]	Citigroup Inc.	4.075%	4/23/2029	645	642
	Citigroup Inc.	5.174%	2/13/2030	765	785
[2]	Citigroup Inc.	3.980%	3/20/2030	520	513
	Citigroup Inc.	4.542%	9/19/2030	560	563
[2]	Citigroup Inc.	2.976%	11/5/2030	535	506
[2]	Citigroup Inc.	2.666%	1/29/2031	420	390
[2]	Citigroup Inc.	4.412%	3/31/2031	585	583
	Citigroup Inc.	4.952%	5/7/2031	800	815
[2]	Citigroup Inc.	2.572%	6/3/2031	670	615
	Citigroup Inc.	2.561%	5/1/2032	515	462
	Citigroup Inc.	6.625%	6/15/2032	290	320
	Citigroup Inc.	2.520%	11/3/2032	310	274
	Citigroup Inc.	3.057%	1/25/2033	705	637
	Citigroup Inc.	3.785%	3/17/2033	595	560
	Citigroup Inc.	4.910%	5/24/2033	493	495
	Citigroup Inc.	6.270%	11/17/2033	490	531
	Citigroup Inc.	6.174%	5/25/2034	825	869
	Citigroup Inc.	5.592%	11/19/2034	435	444
	Citigroup Inc.	5.827%	2/13/2035	460	472
	Citigroup Inc.	5.449%	6/11/2035	840	862
15

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	6.020%	1/24/2036	315	325
[2]	Citigroup Inc.	5.333%	3/27/2036	395	399
[2]	Citigroup Inc.	3.878%	1/24/2039	286	248
	Citigroup Inc.	8.125%	7/15/2039	297	374
	Citigroup Inc.	5.411%	9/19/2039	455	450
[2]	Citigroup Inc.	5.316%	3/26/2041	295	288
	Citigroup Inc.	5.875%	1/30/2042	425	440
	Citigroup Inc.	2.904%	11/3/2042	280	199
	Citigroup Inc.	6.675%	9/13/2043	170	188
	Citigroup Inc.	5.300%	5/6/2044	145	138
	Citigroup Inc.	4.650%	7/30/2045	445	389
	Citigroup Inc.	4.750%	5/18/2046	405	351
[2]	Citigroup Inc.	4.281%	4/24/2048	180	148
	Citigroup Inc.	4.650%	7/23/2048	680	588
	Citigroup Inc.	5.612%	3/4/2056	606	589
	Citizens Bank NA	4.575%	8/9/2028	34	34
	Citizens Financial Group Inc.	5.841%	1/23/2030	185	192
	Citizens Financial Group Inc.	3.250%	4/30/2030	229	217
	Citizens Financial Group Inc.	5.253%	3/5/2031	90	92
	Citizens Financial Group Inc.	5.718%	7/23/2032	287	300
	Citizens Financial Group Inc.	6.645%	4/25/2035	265	288
	CME Group Inc.	4.400%	3/15/2030	125	126
	CME Group Inc.	2.650%	3/15/2032	370	334
	CME Group Inc.	5.300%	9/15/2043	163	163
	Comerica Inc.	5.982%	1/30/2030	275	285
	Commonwealth Bank of Australia	4.577%	11/27/2026	250	252
	Cooperatieve Rabobank UA	4.883%	1/21/2028	220	225
	Cooperatieve Rabobank UA	4.494%	10/17/2029	250	254
[2]	Cooperatieve Rabobank UA	5.250%	5/24/2041	430	424
	Cooperatieve Rabobank UA	5.750%	12/1/2043	325	325
	Cooperatieve Rabobank UA	5.250%	8/4/2045	290	270
	Corebridge Financial Inc.	3.650%	4/5/2027	258	256
	Corebridge Financial Inc.	3.850%	4/5/2029	150	148
	Corebridge Financial Inc.	3.900%	4/5/2032	222	210
	Corebridge Financial Inc.	5.750%	1/15/2034	240	251
	Corebridge Financial Inc.	4.400%	4/5/2052	335	267
	Corebridge Financial Inc.	6.875%	12/15/2052	200	207
	Corebridge Financial Inc.	6.375%	9/15/2054	130	132
	Deutsche Bank AG	2.311%	11/16/2027	406	396
	Deutsche Bank AG	2.552%	1/7/2028	160	156
	Deutsche Bank AG	5.706%	2/8/2028	283	288
[2]	Deutsche Bank AG	5.373%	1/10/2029	60	61
	Deutsche Bank AG	6.720%	1/18/2029	430	452
	Deutsche Bank AG	5.414%	5/10/2029	250	260
	Deutsche Bank AG	6.819%	11/20/2029	285	305
	Deutsche Bank AG	4.999%	9/11/2030	320	325
	Deutsche Bank AG	5.297%	5/9/2031	295	302
	Deutsche Bank AG	4.950%	8/4/2031	400	403
[2]	Deutsche Bank AG	3.547%	9/18/2031	280	266
	Deutsche Bank AG	3.729%	1/14/2032	160	150
	Deutsche Bank AG	3.035%	5/28/2032	200	182
	Deutsche Bank AG	4.875%	12/1/2032	190	189
	Deutsche Bank AG	3.742%	1/7/2033	200	183
	Deutsche Bank AG	7.079%	2/10/2034	350	380
	Deutsche Bank AG	5.403%	9/11/2035	450	453
	Enact Holdings Inc.	6.250%	5/28/2029	100	104
	Equitable Holdings Inc.	4.350%	4/20/2028	332	333
	Equitable Holdings Inc.	5.000%	4/20/2048	284	253
	Everest Reinsurance Holdings Inc.	3.500%	10/15/2050	240	163
	Everest Reinsurance Holdings Inc.	3.125%	10/15/2052	265	164
	Fifth Third Bancorp	2.550%	5/5/2027	128	125
	Fifth Third Bancorp	6.361%	10/27/2028	215	224
	Fifth Third Bancorp	6.339%	7/27/2029	385	406
	Fifth Third Bancorp	4.772%	7/28/2030	262	265
	Fifth Third Bancorp	4.895%	9/6/2030	75	76
	Fifth Third Bancorp	5.631%	1/29/2032	210	220
	Fifth Third Bancorp	8.250%	3/1/2038	220	269
	First Citizens BancShares Inc.	6.254%	3/12/2040	185	186
	Franklin Resources Inc.	1.600%	10/30/2030	130	114
	FS KKR Capital Corp.	3.125%	10/12/2028	70	64
16

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Global Payments Inc.	2.150%	1/15/2027	130	126
	Global Payments Inc.	3.200%	8/15/2029	200	190
	Global Payments Inc.	2.900%	5/15/2030	160	148
	Global Payments Inc.	2.900%	11/15/2031	300	268
	Global Payments Inc.	5.400%	8/15/2032	550	560
	Global Payments Inc.	4.150%	8/15/2049	170	125
	Global Payments Inc.	5.950%	8/15/2052	210	200
	Goldman Sachs Capital I	6.345%	2/15/2034	223	237
	Goldman Sachs Group Inc.	3.500%	11/16/2026	482	478
	Goldman Sachs Group Inc.	5.950%	1/15/2027	385	394
	Goldman Sachs Group Inc.	3.850%	1/26/2027	883	879
	Goldman Sachs Group Inc.	1.542%	9/10/2027	505	491
	Goldman Sachs Group Inc.	1.948%	10/21/2027	750	730
	Goldman Sachs Group Inc.	2.640%	2/24/2028	525	512
	Goldman Sachs Group Inc.	3.615%	3/15/2028	550	544
[2]	Goldman Sachs Group Inc.	3.691%	6/5/2028	670	664
	Goldman Sachs Group Inc.	4.482%	8/23/2028	640	643
[2]	Goldman Sachs Group Inc.	3.814%	4/23/2029	709	702
[2]	Goldman Sachs Group Inc.	4.223%	5/1/2029	583	583
	Goldman Sachs Group Inc.	6.484%	10/24/2029	485	516
	Goldman Sachs Group Inc.	2.600%	2/7/2030	625	584
	Goldman Sachs Group Inc.	3.800%	3/15/2030	485	477
	Goldman Sachs Group Inc.	5.727%	4/25/2030	830	868
	Goldman Sachs Group Inc.	5.049%	7/23/2030	715	732
	Goldman Sachs Group Inc.	4.692%	10/23/2030	540	546
[2]	Goldman Sachs Group Inc.	5.207%	1/28/2031	560	577
	Goldman Sachs Group Inc.	5.218%	4/23/2031	800	826
	Goldman Sachs Group Inc.	1.992%	1/27/2032	525	461
	Goldman Sachs Group Inc.	2.615%	4/22/2032	615	555
	Goldman Sachs Group Inc.	2.383%	7/21/2032	930	824
	Goldman Sachs Group Inc.	2.650%	10/21/2032	505	451
	Goldman Sachs Group Inc.	6.125%	2/15/2033	765	838
	Goldman Sachs Group Inc.	3.102%	2/24/2033	745	678
	Goldman Sachs Group Inc.	6.561%	10/24/2034	120	133
	Goldman Sachs Group Inc.	5.851%	4/25/2035	630	665
	Goldman Sachs Group Inc.	5.330%	7/23/2035	956	973
	Goldman Sachs Group Inc.	5.016%	10/23/2035	999	993
	Goldman Sachs Group Inc.	5.536%	1/28/2036	1,095	1,129
	Goldman Sachs Group Inc.	6.750%	10/1/2037	1,200	1,332
[2]	Goldman Sachs Group Inc.	4.017%	10/31/2038	435	383
[2]	Goldman Sachs Group Inc.	4.411%	4/23/2039	330	300
	Goldman Sachs Group Inc.	6.250%	2/1/2041	780	837
	Goldman Sachs Group Inc.	3.210%	4/22/2042	465	349
	Goldman Sachs Group Inc.	2.908%	7/21/2042	300	215
	Goldman Sachs Group Inc.	3.436%	2/24/2043	450	344
[2]	Goldman Sachs Group Inc.	4.800%	7/8/2044	315	283
	Goldman Sachs Group Inc.	5.150%	5/22/2045	385	351
	Goldman Sachs Group Inc.	4.750%	10/21/2045	335	297
	Goldman Sachs Group Inc.	5.561%	11/19/2045	560	552
	Goldman Sachs Group Inc.	5.734%	1/28/2056	515	514
	Golub Capital BDC Inc.	6.000%	7/15/2029	135	138
	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/2034	250	248
	Hartford Insurance Group Inc.	3.600%	8/19/2049	300	218
	HSBC Holdings plc	7.336%	11/3/2026	325	326
	HSBC Holdings plc	2.251%	11/22/2027	267	260
[2]	HSBC Holdings plc	4.041%	3/13/2028	690	687
	HSBC Holdings plc	5.597%	5/17/2028	460	470
	HSBC Holdings plc	4.755%	6/9/2028	400	403
	HSBC Holdings plc	5.210%	8/11/2028	625	635
[2]	HSBC Holdings plc	2.013%	9/22/2028	245	234
	HSBC Holdings plc	7.390%	11/3/2028	805	855
	HSBC Holdings plc	5.130%	11/19/2028	200	203
	HSBC Holdings plc	4.899%	3/3/2029	250	253
	HSBC Holdings plc	6.161%	3/9/2029	505	527
[2]	HSBC Holdings plc	4.583%	6/19/2029	560	564
	HSBC Holdings plc	2.206%	8/17/2029	685	645
	HSBC Holdings plc	5.546%	3/4/2030	330	342
	HSBC Holdings plc	4.950%	3/31/2030	770	788
[2]	HSBC Holdings plc	3.973%	5/22/2030	635	625
	HSBC Holdings plc	5.286%	11/19/2030	250	258
17

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	5.130%	3/3/2031	200	205
	HSBC Holdings plc	5.240%	5/13/2031	560	576
[2]	HSBC Holdings plc	2.848%	6/4/2031	570	528
[2]	HSBC Holdings plc	2.357%	8/18/2031	455	411
	HSBC Holdings plc	5.733%	5/17/2032	240	252
	HSBC Holdings plc	2.804%	5/24/2032	680	614
	HSBC Holdings plc	2.871%	11/22/2032	245	220
	HSBC Holdings plc	4.762%	3/29/2033	485	479
	HSBC Holdings plc	5.402%	8/11/2033	660	681
	HSBC Holdings plc	8.113%	11/3/2033	460	535
	HSBC Holdings plc	6.254%	3/9/2034	405	437
	HSBC Holdings plc	6.547%	6/20/2034	600	642
	HSBC Holdings plc	7.399%	11/13/2034	335	377
	HSBC Holdings plc	5.719%	3/4/2035	280	293
	HSBC Holdings plc	5.874%	11/18/2035	365	374
	HSBC Holdings plc	5.450%	3/3/2036	565	574
	HSBC Holdings plc	6.500%	5/2/2036	530	575
	HSBC Holdings plc	5.790%	5/13/2036	480	499
	HSBC Holdings plc	6.500%	9/15/2037	310	334
[2]	HSBC Holdings plc	6.500%	9/15/2037	180	191
	HSBC Holdings plc	6.800%	6/1/2038	145	161
	HSBC Holdings plc	6.100%	1/14/2042	180	192
	HSBC Holdings plc	6.332%	3/9/2044	510	548
	HSBC Holdings plc	5.250%	3/14/2044	352	332
	HSBC USA Inc.	5.294%	3/4/2027	95	97
	HSBC USA Inc.	4.650%	6/3/2028	200	203
	Huntington Bancshares Inc.	4.443%	8/4/2028	155	155
	Huntington Bancshares Inc.	6.208%	8/21/2029	454	478
	Huntington Bancshares Inc.	2.550%	2/4/2030	390	361
	Huntington Bancshares Inc.	5.272%	1/15/2031	220	227
	Huntington Bancshares Inc.	5.709%	2/2/2035	185	191
	Huntington National Bank	4.871%	4/12/2028	250	252
	Huntington National Bank	4.552%	5/17/2028	175	176
	Huntington National Bank	5.650%	1/10/2030	210	220
	ING Groep NV	3.950%	3/29/2027	275	274
	ING Groep NV	6.083%	9/11/2027	140	142
	ING Groep NV	4.017%	3/28/2028	485	483
	ING Groep NV	4.550%	10/2/2028	350	353
	ING Groep NV	4.858%	3/25/2029	315	319
	ING Groep NV	4.050%	4/9/2029	101	100
	ING Groep NV	5.335%	3/19/2030	100	103
	ING Groep NV	2.727%	4/1/2032	195	178
	ING Groep NV	4.252%	3/28/2033	205	199
	ING Groep NV	6.114%	9/11/2034	300	321
	ING Groep NV	5.550%	3/19/2035	375	386
	ING Groep NV	5.525%	3/25/2036	200	205
	Intercontinental Exchange Inc.	4.000%	9/15/2027	340	340
	Intercontinental Exchange Inc.	3.625%	9/1/2028	65	64
	Intercontinental Exchange Inc.	4.350%	6/15/2029	205	207
	Intercontinental Exchange Inc.	2.100%	6/15/2030	350	318
	Intercontinental Exchange Inc.	5.250%	6/15/2031	40	42
	Intercontinental Exchange Inc.	1.850%	9/15/2032	270	226
	Intercontinental Exchange Inc.	4.600%	3/15/2033	305	305
	Intercontinental Exchange Inc.	2.650%	9/15/2040	270	197
	Intercontinental Exchange Inc.	4.250%	9/21/2048	325	268
	Intercontinental Exchange Inc.	3.000%	6/15/2050	447	290
	Intercontinental Exchange Inc.	4.950%	6/15/2052	445	400
	Intercontinental Exchange Inc.	3.000%	9/15/2060	325	195
	Intercontinental Exchange Inc.	5.200%	6/15/2062	235	216
	JPMorgan Chase & Co.	2.950%	10/1/2026	635	628
	JPMorgan Chase & Co.	4.125%	12/15/2026	555	555
	JPMorgan Chase & Co.	1.470%	9/22/2027	695	675
	JPMorgan Chase & Co.	4.250%	10/1/2027	500	503
	JPMorgan Chase & Co.	6.070%	10/22/2027	395	403
	JPMorgan Chase & Co.	3.625%	12/1/2027	360	357
	JPMorgan Chase & Co.	5.040%	1/23/2028	580	586
[2]	JPMorgan Chase & Co.	3.782%	2/1/2028	610	606
	JPMorgan Chase & Co.	2.947%	2/24/2028	245	241
	JPMorgan Chase & Co.	5.571%	4/22/2028	645	659
	JPMorgan Chase & Co.	4.323%	4/26/2028	535	536
18

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	JPMorgan Chase & Co.	3.540%	5/1/2028	625	618
[2]	JPMorgan Chase & Co.	2.182%	6/1/2028	260	251
	JPMorgan Chase & Co.	4.979%	7/22/2028	700	710
	JPMorgan Chase & Co.	4.851%	7/25/2028	925	936
	JPMorgan Chase & Co.	4.505%	10/22/2028	815	820
[2]	JPMorgan Chase & Co.	3.509%	1/23/2029	470	463
	JPMorgan Chase & Co.	4.915%	1/24/2029	525	534
[2]	JPMorgan Chase & Co.	4.005%	4/23/2029	325	324
	JPMorgan Chase & Co.	2.069%	6/1/2029	325	307
[2]	JPMorgan Chase & Co.	4.203%	7/23/2029	650	651
	JPMorgan Chase & Co.	5.299%	7/24/2029	580	597
	JPMorgan Chase & Co.	6.087%	10/23/2029	775	817
[2]	JPMorgan Chase & Co.	4.452%	12/5/2029	435	438
	JPMorgan Chase & Co.	5.012%	1/23/2030	645	660
	JPMorgan Chase & Co.	5.581%	4/22/2030	435	454
[2]	JPMorgan Chase & Co.	3.702%	5/6/2030	440	431
	JPMorgan Chase & Co.	4.565%	6/14/2030	302	305
	JPMorgan Chase & Co.	4.995%	7/22/2030	726	744
[2]	JPMorgan Chase & Co.	2.739%	10/15/2030	755	711
	JPMorgan Chase & Co.	4.603%	10/22/2030	450	455
	JPMorgan Chase & Co.	5.140%	1/24/2031	785	809
[2]	JPMorgan Chase & Co.	4.493%	3/24/2031	710	715
[2]	JPMorgan Chase & Co.	2.522%	4/22/2031	465	430
	JPMorgan Chase & Co.	5.103%	4/22/2031	455	469
[2]	JPMorgan Chase & Co.	2.956%	5/13/2031	710	662
	JPMorgan Chase & Co.	1.764%	11/19/2031	335	294
	JPMorgan Chase & Co.	1.953%	2/4/2032	905	796
	JPMorgan Chase & Co.	2.580%	4/22/2032	800	724
	JPMorgan Chase & Co.	2.545%	11/8/2032	1,005	896
	JPMorgan Chase & Co.	2.963%	1/25/2033	760	689
	JPMorgan Chase & Co.	4.586%	4/26/2033	565	562
	JPMorgan Chase & Co.	4.912%	7/25/2033	870	882
	JPMorgan Chase & Co.	5.717%	9/14/2033	575	602
	JPMorgan Chase & Co.	5.350%	6/1/2034	835	862
	JPMorgan Chase & Co.	6.254%	10/23/2034	570	623
	JPMorgan Chase & Co.	5.336%	1/23/2035	800	821
	JPMorgan Chase & Co.	5.766%	4/22/2035	715	755
	JPMorgan Chase & Co.	5.294%	7/22/2035	712	726
	JPMorgan Chase & Co.	4.946%	10/22/2035	725	721
	JPMorgan Chase & Co.	5.502%	1/24/2036	1,080	1,115
	JPMorgan Chase & Co.	5.576%	7/23/2036	700	715
	JPMorgan Chase & Co.	6.400%	5/15/2038	682	762
[2]	JPMorgan Chase & Co.	3.882%	7/24/2038	500	442
	JPMorgan Chase & Co.	5.500%	10/15/2040	595	606
	JPMorgan Chase & Co.	5.600%	7/15/2041	330	338
	JPMorgan Chase & Co.	2.525%	11/19/2041	325	230
	JPMorgan Chase & Co.	5.400%	1/6/2042	740	739
	JPMorgan Chase & Co.	3.157%	4/22/2042	345	261
	JPMorgan Chase & Co.	5.625%	8/16/2043	410	413
	JPMorgan Chase & Co.	4.850%	2/1/2044	451	417
	JPMorgan Chase & Co.	4.950%	6/1/2045	450	412
	JPMorgan Chase & Co.	5.534%	11/29/2045	585	586
[2]	JPMorgan Chase & Co.	4.260%	2/22/2048	410	343
[2]	JPMorgan Chase & Co.	4.032%	7/24/2048	375	301
[2]	JPMorgan Chase & Co.	3.964%	11/15/2048	635	505
[2]	JPMorgan Chase & Co.	3.897%	1/23/2049	570	448
[2]	JPMorgan Chase & Co.	3.109%	4/22/2051	457	305
	JPMorgan Chase & Co.	3.328%	4/22/2052	625	432
	JPMorgan Chase Bank NA	5.110%	12/8/2026	475	481
[2]	KeyBank NA	5.850%	11/15/2027	180	186
[2]	KeyBank NA	4.900%	8/8/2032	100	98
	KeyBank NA	5.000%	1/26/2033	180	180
[2]	KeyCorp	2.250%	4/6/2027	80	78
[2]	KeyCorp	4.100%	4/30/2028	235	234
[2]	KeyCorp	2.550%	10/1/2029	155	145
[2]	KeyCorp	5.121%	4/4/2031	120	123
[2]	KeyCorp	4.789%	6/1/2033	230	227
	KeyCorp	6.401%	3/6/2035	230	247
	Lloyds Banking Group plc	3.750%	1/11/2027	175	174
	Lloyds Banking Group plc	5.462%	1/5/2028	770	781
19

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lloyds Banking Group plc	3.750%	3/18/2028	101	100
	Lloyds Banking Group plc	4.375%	3/22/2028	365	366
	Lloyds Banking Group plc	4.550%	8/16/2028	175	177
[2]	Lloyds Banking Group plc	3.574%	11/7/2028	445	438
	Lloyds Banking Group plc	5.087%	11/26/2028	200	203
	Lloyds Banking Group plc	5.871%	3/6/2029	180	187
	Lloyds Banking Group plc	4.818%	6/13/2029	200	203
	Lloyds Banking Group plc	5.721%	6/5/2030	230	241
	Lloyds Banking Group plc	4.976%	8/11/2033	345	346
	Lloyds Banking Group plc	7.953%	11/15/2033	230	265
	Lloyds Banking Group plc	5.679%	1/5/2035	345	358
	Lloyds Banking Group plc	5.590%	11/26/2035	200	205
	Lloyds Banking Group plc	6.068%	6/13/2036	460	476
	Lloyds Banking Group plc	5.300%	12/1/2045	330	309
	Lloyds Banking Group plc	3.369%	12/14/2046	300	219
	Lloyds Banking Group plc	4.344%	1/9/2048	325	261
	LPL Holdings Inc.	6.750%	11/17/2028	155	166
	LPL Holdings Inc.	5.200%	3/15/2030	150	153
	M&T Bank Corp.	7.413%	10/30/2029	325	354
	M&T Bank Corp.	5.179%	7/8/2031	300	307
	M&T Bank Corp.	6.082%	3/13/2032	240	255
	M&T Bank Corp.	5.053%	1/27/2034	255	253
[2]	M&T Bank Corp.	5.385%	1/16/2036	255	255
	Manufacturers & Traders Trust Co.	4.700%	1/27/2028	305	309
	Manufacturers & Traders Trust Co.	4.762%	7/6/2028	250	252
	Marsh & McLennan Cos. Inc.	4.550%	11/8/2027	290	293
	Marsh & McLennan Cos. Inc.	4.375%	3/15/2029	430	434
	Marsh & McLennan Cos. Inc.	4.650%	3/15/2030	145	148
	Marsh & McLennan Cos. Inc.	2.250%	11/15/2030	185	167
	Marsh & McLennan Cos. Inc.	4.850%	11/15/2031	175	179
	Marsh & McLennan Cos. Inc.	5.000%	3/15/2035	540	541
	Marsh & McLennan Cos. Inc.	4.900%	3/15/2049	235	209
	Marsh & McLennan Cos. Inc.	5.700%	9/15/2053	230	227
	Marsh & McLennan Cos. Inc.	5.400%	3/15/2055	305	289
	Mastercard Inc.	2.950%	11/21/2026	100	99
	Mastercard Inc.	3.300%	3/26/2027	180	178
	Mastercard Inc.	4.100%	1/15/2028	100	101
	Mastercard Inc.	4.875%	3/9/2028	200	205
	Mastercard Inc.	2.950%	6/1/2029	141	136
	Mastercard Inc.	3.350%	3/26/2030	275	268
	Mastercard Inc.	2.000%	11/18/2031	110	97
	Mastercard Inc.	4.350%	1/15/2032	322	322
	Mastercard Inc.	4.850%	3/9/2033	40	41
	Mastercard Inc.	4.875%	5/9/2034	160	162
	Mastercard Inc.	4.550%	1/15/2035	196	193
	Mastercard Inc.	3.650%	6/1/2049	245	184
	Mastercard Inc.	3.850%	3/26/2050	365	283
	MetLife Inc.	4.550%	3/23/2030	290	295
	MetLife Inc.	5.375%	7/15/2033	125	131
	MetLife Inc.	6.375%	6/15/2034	35	39
	MetLife Inc.	5.300%	12/15/2034	140	144
	MetLife Inc.	5.700%	6/15/2035	425	450
[2]	MetLife Inc.	6.400%	12/15/2036	295	309
	MetLife Inc.	5.875%	2/6/2041	130	135
	MetLife Inc.	4.125%	8/13/2042	225	189
	MetLife Inc.	4.875%	11/13/2043	260	238
	MetLife Inc.	4.050%	3/1/2045	405	330
	MetLife Inc.	4.600%	5/13/2046	120	106
	MetLife Inc.	5.000%	7/15/2052	235	211
	MetLife Inc.	5.250%	1/15/2054	145	136
[2]	MetLife Inc.	6.350%	3/15/2055	210	219
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/2026	250	246
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/2027	100	99
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/2027	150	148
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/2027	255	248
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/2028	495	482
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/2028	320	319
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/2028	115	115
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/2028	255	259
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/2028	200	200
20

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/2028	285	291
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/2029	130	134
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/2029	355	351
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/2029	775	745
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/2030	300	279
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/2030	200	206
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/2030	320	288
	Mitsubishi UFJ Financial Group Inc.	5.197%	1/16/2031	540	557
	Mitsubishi UFJ Financial Group Inc.	5.159%	4/24/2031	245	253
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/2032	365	323
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/2032	450	400
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/2033	150	134
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/2033	480	490
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/2033	120	125
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/2034	170	177
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/2034	245	255
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/2035	495	511
	Mitsubishi UFJ Financial Group Inc.	5.574%	1/16/2036	300	312
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/2039	440	382
	Mizuho Financial Group Inc.	3.170%	9/11/2027	135	133
	Mizuho Financial Group Inc.	4.018%	3/5/2028	265	265
	Mizuho Financial Group Inc.	5.414%	9/13/2028	85	87
	Mizuho Financial Group Inc.	5.667%	5/27/2029	40	41
	Mizuho Financial Group Inc.	5.778%	7/6/2029	270	281
[2]	Mizuho Financial Group Inc.	4.254%	9/11/2029	390	390
	Mizuho Financial Group Inc.	5.376%	5/26/2030	280	290
[2]	Mizuho Financial Group Inc.	3.153%	7/16/2030	130	124
[2]	Mizuho Financial Group Inc.	2.201%	7/10/2031	445	401
[2]	Mizuho Financial Group Inc.	1.979%	9/8/2031	160	142
	Mizuho Financial Group Inc.	2.564%	9/13/2031	231	204
	Mizuho Financial Group Inc.	5.669%	9/13/2033	335	352
	Mizuho Financial Group Inc.	5.754%	5/27/2034	300	316
	Mizuho Financial Group Inc.	5.748%	7/6/2034	300	316
	Mizuho Financial Group Inc.	5.579%	5/26/2035	150	156
	Mizuho Financial Group Inc.	5.323%	7/8/2036	600	610
[2]	Morgan Stanley	4.350%	9/8/2026	515	516
	Morgan Stanley	3.625%	1/20/2027	716	712
	Morgan Stanley	3.950%	4/23/2027	545	543
	Morgan Stanley	2.475%	1/21/2028	675	659
[2]	Morgan Stanley	5.652%	4/13/2028	260	266
	Morgan Stanley	4.210%	4/20/2028	485	485
[2]	Morgan Stanley	3.591%	7/22/2028	880	869
	Morgan Stanley	6.296%	10/18/2028	335	349
[2]	Morgan Stanley	3.772%	1/24/2029	560	554
	Morgan Stanley	5.123%	2/1/2029	410	419
[2]	Morgan Stanley	4.994%	4/12/2029	325	331
[2]	Morgan Stanley	5.164%	4/20/2029	445	455
	Morgan Stanley	5.449%	7/20/2029	385	397
	Morgan Stanley	6.407%	11/1/2029	400	425
	Morgan Stanley	5.173%	1/16/2030	685	704
[2]	Morgan Stanley	4.431%	1/23/2030	725	728
	Morgan Stanley	5.656%	4/18/2030	610	637
	Morgan Stanley	5.042%	7/19/2030	700	717
	Morgan Stanley	4.654%	10/18/2030	1,260	1,272
	Morgan Stanley	5.230%	1/15/2031	660	681
[2]	Morgan Stanley	2.699%	1/22/2031	945	880
[2]	Morgan Stanley	3.622%	4/1/2031	705	682
	Morgan Stanley	5.192%	4/17/2031	605	624
[2]	Morgan Stanley	1.794%	2/13/2032	375	325
	Morgan Stanley	7.250%	4/1/2032	560	645
[2]	Morgan Stanley	1.928%	4/28/2032	310	269
[2]	Morgan Stanley	2.239%	7/21/2032	685	602
[2]	Morgan Stanley	2.511%	10/20/2032	830	736
	Morgan Stanley	2.943%	1/21/2033	385	347
	Morgan Stanley	4.889%	7/20/2033	300	303
	Morgan Stanley	6.342%	10/18/2033	745	814
[2]	Morgan Stanley	5.250%	4/21/2034	475	485
[2]	Morgan Stanley	5.424%	7/21/2034	440	454
	Morgan Stanley	6.627%	11/1/2034	460	510
	Morgan Stanley	5.466%	1/18/2035	530	547
21

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Morgan Stanley	5.831%	4/19/2035	665	701
	Morgan Stanley	5.320%	7/19/2035	995	1,014
	Morgan Stanley	5.587%	1/18/2036	1,010	1,044
	Morgan Stanley	5.664%	4/17/2036	610	635
	Morgan Stanley	2.484%	9/16/2036	650	563
	Morgan Stanley	5.297%	4/20/2037	400	402
	Morgan Stanley	5.948%	1/19/2038	470	488
[2]	Morgan Stanley	3.971%	7/22/2038	600	530
	Morgan Stanley	5.942%	2/7/2039	315	327
[2]	Morgan Stanley	4.457%	4/22/2039	510	475
	Morgan Stanley	3.217%	4/22/2042	380	289
	Morgan Stanley	6.375%	7/24/2042	440	483
	Morgan Stanley	4.300%	1/27/2045	710	606
[2]	Morgan Stanley	4.375%	1/22/2047	385	328
[2]	Morgan Stanley	5.597%	3/24/2051	560	552
[2]	Morgan Stanley	2.802%	1/25/2052	385	237
	Morgan Stanley	5.516%	11/19/2055	715	696
[2]	Morgan Stanley Bank NA	5.882%	10/30/2026	450	459
	Morgan Stanley Bank NA	4.447%	10/15/2027	485	486
[2]	Morgan Stanley Bank NA	4.952%	1/14/2028	400	404
[2]	Morgan Stanley Bank NA	5.504%	5/26/2028	425	434
[2]	Morgan Stanley Bank NA	4.968%	7/14/2028	540	547
	Morgan Stanley Bank NA	5.016%	1/12/2029	345	351
[2]	Morgan Stanley Private Bank NA	4.466%	7/6/2028	800	803
	Nasdaq Inc.	5.350%	6/28/2028	394	406
	Nasdaq Inc.	5.550%	2/15/2034	262	273
	Nasdaq Inc.	5.950%	8/15/2053	245	249
	Nasdaq Inc.	6.100%	6/28/2063	140	144
	National Australia Bank Ltd.	3.905%	6/9/2027	40	40
	National Australia Bank Ltd.	5.087%	6/11/2027	430	438
	National Australia Bank Ltd.	4.944%	1/12/2028	410	419
	National Australia Bank Ltd.	4.308%	6/13/2028	250	252
	National Australia Bank Ltd.	4.787%	1/10/2029	260	266
	National Australia Bank Ltd.	4.901%	1/14/2030	250	258
	National Australia Bank Ltd.	4.534%	6/13/2030	250	254
	National Bank of Canada	5.600%	12/18/2028	465	485
	National Bank of Canada	4.500%	10/10/2029	435	438
	NatWest Group plc	7.472%	11/10/2026	185	186
	NatWest Group plc	5.583%	3/1/2028	225	229
[2]	NatWest Group plc	3.073%	5/22/2028	310	304
	NatWest Group plc	5.516%	9/30/2028	515	528
[2]	NatWest Group plc	4.892%	5/18/2029	305	310
	NatWest Group plc	5.808%	9/13/2029	210	219
[2]	NatWest Group plc	5.076%	1/27/2030	560	572
[2]	NatWest Group plc	4.445%	5/8/2030	255	256
	NatWest Group plc	4.964%	8/15/2030	255	260
	NatWest Group plc	6.016%	3/2/2034	215	229
	NatWest Group plc	6.475%	6/1/2034	310	325
	NatWest Group plc	5.778%	3/1/2035	335	350
[2]	NatWest Group plc	3.032%	11/28/2035	130	118
	Nomura Holdings Inc.	2.329%	1/22/2027	235	229
	Nomura Holdings Inc.	6.070%	7/12/2028	100	105
	Nomura Holdings Inc.	2.172%	7/14/2028	205	193
	Nomura Holdings Inc.	3.103%	1/16/2030	210	198
	Nomura Holdings Inc.	2.679%	7/16/2030	140	128
	Nomura Holdings Inc.	2.608%	7/14/2031	150	134
	Nomura Holdings Inc.	2.999%	1/22/2032	305	274
	Nomura Holdings Inc.	6.181%	1/18/2033	135	145
	Nomura Holdings Inc.	5.783%	7/3/2034	310	325
	Northern Trust Corp.	1.950%	5/1/2030	170	155
	Northern Trust Corp.	6.125%	11/2/2032	185	201
	PayPal Holdings Inc.	2.650%	10/1/2026	180	177
	PayPal Holdings Inc.	2.850%	10/1/2029	490	467
	PayPal Holdings Inc.	2.300%	6/1/2030	140	129
	PayPal Holdings Inc.	4.400%	6/1/2032	375	372
	PayPal Holdings Inc.	5.150%	6/1/2034	160	163
	PayPal Holdings Inc.	3.250%	6/1/2050	270	184
	PayPal Holdings Inc.	5.050%	6/1/2052	330	302
[2]	PNC Bank NA	3.100%	10/25/2027	140	137
[2]	PNC Bank NA	4.050%	7/26/2028	450	448
22

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	PNC Bank NA	2.700%	10/22/2029	195	183
	PNC Financial Services Group Inc.	3.150%	5/19/2027	236	232
	PNC Financial Services Group Inc.	6.615%	10/20/2027	437	448
	PNC Financial Services Group Inc.	5.300%	1/21/2028	175	178
	PNC Financial Services Group Inc.	5.354%	12/2/2028	380	390
	PNC Financial Services Group Inc.	3.450%	4/23/2029	325	318
	PNC Financial Services Group Inc.	5.582%	6/12/2029	715	742
	PNC Financial Services Group Inc.	2.550%	1/22/2030	430	402
	PNC Financial Services Group Inc.	5.492%	5/14/2030	500	520
	PNC Financial Services Group Inc.	5.222%	1/29/2031	95	98
	PNC Financial Services Group Inc.	4.899%	5/13/2031	300	306
	PNC Financial Services Group Inc.	2.307%	4/23/2032	370	329
	PNC Financial Services Group Inc.	4.812%	10/21/2032	550	556
	PNC Financial Services Group Inc.	4.626%	6/6/2033	180	177
	PNC Financial Services Group Inc.	6.037%	10/28/2033	345	370
	PNC Financial Services Group Inc.	5.068%	1/24/2034	260	263
	PNC Financial Services Group Inc.	5.939%	8/18/2034	220	234
	PNC Financial Services Group Inc.	6.875%	10/20/2034	425	477
	PNC Financial Services Group Inc.	5.676%	1/22/2035	425	443
	PNC Financial Services Group Inc.	5.401%	7/23/2035	405	414
	PNC Financial Services Group Inc.	5.575%	1/29/2036	535	552
	Progressive Corp.	4.125%	4/15/2047	205	167
	Prudential Financial Inc.	5.200%	3/14/2035	370	377
[2]	Prudential Financial Inc.	5.700%	12/14/2036	175	185
[2]	Prudential Financial Inc.	4.600%	5/15/2044	90	80
[2]	Prudential Financial Inc.	4.500%	9/15/2047	460	453
	Prudential Financial Inc.	3.905%	12/7/2047	190	148
[2]	Prudential Financial Inc.	5.700%	9/15/2048	480	488
	Prudential Financial Inc.	3.935%	12/7/2049	220	168
[2]	Prudential Financial Inc.	4.350%	2/25/2050	220	180
[2]	Prudential Financial Inc.	3.700%	10/1/2050	185	171
[2]	Prudential Financial Inc.	3.700%	3/13/2051	320	233
	Prudential Financial Inc.	5.125%	3/1/2052	310	304
	Prudential Financial Inc.	6.000%	9/1/2052	155	160
	Prudential Financial Inc.	6.500%	3/15/2054	230	242
	Prudential Funding Asia plc	3.125%	4/14/2030	235	224
	Raymond James Financial Inc.	4.950%	7/15/2046	135	122
	Raymond James Financial Inc.	3.750%	4/1/2051	215	157
	Regions Financial Corp.	5.722%	6/6/2030	123	128
	Regions Financial Corp.	5.502%	9/6/2035	255	259
	RenaissanceRe Holdings Ltd.	5.750%	6/5/2033	145	151
[2]	Royal Bank of Canada	1.400%	11/2/2026	284	276
[2]	Royal Bank of Canada	4.875%	1/19/2027	165	167
	Royal Bank of Canada	3.625%	5/4/2027	310	308
[2]	Royal Bank of Canada	4.240%	8/3/2027	480	482
[2]	Royal Bank of Canada	4.510%	10/18/2027	200	201
[2]	Royal Bank of Canada	6.000%	11/1/2027	285	296
[2]	Royal Bank of Canada	4.900%	1/12/2028	400	408
[2]	Royal Bank of Canada	5.200%	8/1/2028	185	191
[2]	Royal Bank of Canada	4.522%	10/18/2028	160	161
[2]	Royal Bank of Canada	4.965%	1/24/2029	205	209
[2]	Royal Bank of Canada	4.950%	2/1/2029	140	144
[2]	Royal Bank of Canada	4.969%	8/2/2030	540	552
[2]	Royal Bank of Canada	4.650%	10/18/2030	425	429
[2]	Royal Bank of Canada	5.153%	2/4/2031	455	469
[2]	Royal Bank of Canada	4.970%	5/2/2031	320	328
	Royal Bank of Canada	4.696%	8/6/2031	400	404
[2]	Royal Bank of Canada	2.300%	11/3/2031	440	391
	Royal Bank of Canada	3.875%	5/4/2032	205	197
[2]	Royal Bank of Canada	5.000%	2/1/2033	435	446
[2]	Royal Bank of Canada	5.000%	5/2/2033	105	107
[2]	Royal Bank of Canada	5.150%	2/1/2034	265	274
	Santander Holdings USA Inc.	3.244%	10/5/2026	205	203
	Santander Holdings USA Inc.	4.400%	7/13/2027	345	346
	Santander Holdings USA Inc.	2.490%	1/6/2028	285	278
	Santander Holdings USA Inc.	5.473%	3/20/2029	305	312
	Santander Holdings USA Inc.	6.174%	1/9/2030	190	199
	Santander Holdings USA Inc.	5.353%	9/6/2030	90	92
	Santander Holdings USA Inc.	6.342%	5/31/2035	275	292
	Santander UK Group Holdings plc	6.833%	11/21/2026	220	221
23

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander UK Group Holdings plc	2.469%	1/11/2028	270	263
[2]	Santander UK Group Holdings plc	3.823%	11/3/2028	435	430
	Santander UK Group Holdings plc	6.534%	1/10/2029	150	157
	Santander UK Group Holdings plc	4.858%	9/11/2030	300	304
	Santander UK Group Holdings plc	5.694%	4/15/2031	235	245
	State Street Bank & Trust Co.	4.594%	11/25/2026	85	86
	State Street Corp.	4.993%	3/18/2027	185	188
	State Street Corp.	4.536%	2/28/2028	400	406
	State Street Corp.	4.530%	2/20/2029	245	248
	State Street Corp.	5.684%	11/21/2029	325	341
	State Street Corp.	2.400%	1/24/2030	356	334
	State Street Corp.	4.834%	4/24/2030	75	77
	State Street Corp.	2.200%	3/3/2031	340	303
	State Street Corp.	4.675%	10/22/2032	170	172
	State Street Corp.	4.164%	8/4/2033	162	157
	State Street Corp.	4.821%	1/26/2034	75	75
	State Street Corp.	5.159%	5/18/2034	110	113
	State Street Corp.	5.146%	2/28/2036	315	319
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/2026	615	598
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/2026	230	227
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/2027	230	228
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/2027	200	198
	Sumitomo Mitsui Financial Group Inc.	3.352%	10/18/2027	285	281
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/2028	320	330
	Sumitomo Mitsui Financial Group Inc.	3.544%	1/17/2028	185	183
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/2028	375	392
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/2028	85	85
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/2028	475	496
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/2028	380	356
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/2029	50	52
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/2029	560	535
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/2030	430	453
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/2030	200	187
	Sumitomo Mitsui Financial Group Inc.	5.240%	4/15/2030	170	176
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/2030	425	384
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/2030	224	201
	Sumitomo Mitsui Financial Group Inc.	5.424%	7/9/2031	260	272
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/2031	226	199
	Sumitomo Mitsui Financial Group Inc.	5.454%	1/15/2032	170	178
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/2033	310	329
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/2033	145	155
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/2034	455	475
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/2041	390	282
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/2043	208	223
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/2044	385	392
	Synchrony Financial	3.950%	12/1/2027	215	212
	Synchrony Financial	5.935%	8/2/2030	100	104
	Synchrony Financial	5.450%	3/6/2031	255	260
	Synchrony Financial	2.875%	10/28/2031	215	191
[2]	Toronto-Dominion Bank	1.250%	9/10/2026	610	593
	Toronto-Dominion Bank	4.568%	12/17/2026	60	60
[2]	Toronto-Dominion Bank	1.950%	1/12/2027	295	287
[2]	Toronto-Dominion Bank	2.800%	3/10/2027	355	348
[2]	Toronto-Dominion Bank	4.980%	4/5/2027	310	314
	Toronto-Dominion Bank	4.108%	6/8/2027	645	645
[2]	Toronto-Dominion Bank	4.693%	9/15/2027	235	238
	Toronto-Dominion Bank	5.156%	1/10/2028	188	192
	Toronto-Dominion Bank	4.861%	1/31/2028	92	94
[2]	Toronto-Dominion Bank	5.523%	7/17/2028	505	524
[2]	Toronto-Dominion Bank	4.994%	4/5/2029	220	226
	Toronto-Dominion Bank	4.783%	12/17/2029	220	225
[2]	Toronto-Dominion Bank	2.000%	9/10/2031	700	618
[2]	Toronto-Dominion Bank	3.625%	9/15/2031	395	391
	Toronto-Dominion Bank	5.298%	1/30/2032	105	109
[2]	Toronto-Dominion Bank	3.200%	3/10/2032	366	337
	Toronto-Dominion Bank	4.456%	6/8/2032	349	346
	Toronto-Dominion Bank	5.146%	9/10/2034	200	203
[2]	Travelers Cos. Inc.	6.250%	6/15/2037	200	221
	Travelers Cos. Inc.	5.350%	11/1/2040	110	111
	Travelers Cos. Inc.	3.050%	6/8/2051	190	123
24

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	5.450%	5/25/2053	335	325
	Travelers Cos. Inc.	5.700%	7/24/2055	95	95
[2]	Truist Bank	3.800%	10/30/2026	195	194
[2]	Truist Bank	2.250%	3/11/2030	210	191
[2]	Truist Financial Corp.	4.123%	6/6/2028	565	565
[2]	Truist Financial Corp.	1.887%	6/7/2029	580	545
[2]	Truist Financial Corp.	7.161%	10/30/2029	625	678
[2]	Truist Financial Corp.	5.435%	1/24/2030	330	342
[2]	Truist Financial Corp.	1.950%	6/5/2030	140	126
[2]	Truist Financial Corp.	5.071%	5/20/2031	320	328
[2]	Truist Financial Corp.	5.153%	8/5/2032	535	550
[2]	Truist Financial Corp.	4.916%	7/28/2033	265	261
[2]	Truist Financial Corp.	6.123%	10/28/2033	405	432
[2]	Truist Financial Corp.	5.122%	1/26/2034	130	131
[2]	Truist Financial Corp.	5.867%	6/8/2034	120	126
[2]	Truist Financial Corp.	5.711%	1/24/2035	300	312
	UBS AG	5.000%	7/9/2027	300	305
	UBS AG	4.864%	1/10/2028	250	252
	UBS AG	7.500%	2/15/2028	409	441
	UBS AG	5.650%	9/11/2028	200	209
	UBS AG	4.500%	6/26/2048	385	333
	UBS Group AG	4.875%	5/15/2045	330	301
[2]	US Bancorp	3.150%	4/27/2027	255	252
	US Bancorp	6.787%	10/26/2027	75	77
[2]	US Bancorp	2.215%	1/27/2028	215	209
[2]	US Bancorp	3.900%	4/26/2028	190	190
[2]	US Bancorp	4.548%	7/22/2028	710	715
	US Bancorp	4.653%	2/1/2029	225	228
	US Bancorp	5.775%	6/12/2029	440	458
[2]	US Bancorp	3.000%	7/30/2029	285	272
	US Bancorp	5.384%	1/23/2030	275	285
[2]	US Bancorp	1.375%	7/22/2030	273	239
	US Bancorp	5.100%	7/23/2030	440	452
	US Bancorp	5.046%	2/12/2031	150	154
	US Bancorp	5.083%	5/15/2031	150	154
[2]	US Bancorp	2.677%	1/27/2033	315	279
[2]	US Bancorp	4.967%	7/22/2033	250	248
	US Bancorp	5.850%	10/21/2033	505	534
	US Bancorp	4.839%	2/1/2034	345	343
	US Bancorp	5.836%	6/12/2034	245	259
	US Bancorp	5.678%	1/23/2035	455	474
	US Bancorp	5.424%	2/12/2036	290	297
	US Bancorp	2.491%	11/3/2036	565	486
	US Bank NA	4.730%	5/15/2028	600	605
	Visa Inc.	1.900%	4/15/2027	540	523
	Visa Inc.	2.750%	9/15/2027	275	269
	Visa Inc.	2.050%	4/15/2030	475	436
	Visa Inc.	1.100%	2/15/2031	250	215
	Visa Inc.	4.150%	12/14/2035	455	435
	Visa Inc.	2.700%	4/15/2040	140	106
	Visa Inc.	4.300%	12/14/2045	835	721
	Visa Inc.	3.650%	9/15/2047	200	155
	Visa Inc.	2.000%	8/15/2050	215	115
	Wachovia Corp.	5.500%	8/1/2035	420	428
	Wells Fargo & Co.	3.000%	10/23/2026	635	627
[2]	Wells Fargo & Co.	4.300%	7/22/2027	730	732
[2]	Wells Fargo & Co.	4.900%	1/24/2028	1,000	1,009
[2]	Wells Fargo & Co.	3.526%	3/24/2028	820	811
[2]	Wells Fargo & Co.	5.707%	4/22/2028	925	946
[2]	Wells Fargo & Co.	3.584%	5/22/2028	440	435
[2]	Wells Fargo & Co.	2.393%	6/2/2028	644	624
[2]	Wells Fargo & Co.	4.808%	7/25/2028	455	460
[2]	Wells Fargo & Co.	4.150%	1/24/2029	1,010	1,009
[2]	Wells Fargo & Co.	5.574%	7/25/2029	915	948
	Wells Fargo & Co.	6.303%	10/23/2029	555	588
	Wells Fargo & Co.	5.198%	1/23/2030	770	792
[2]	Wells Fargo & Co.	2.879%	10/30/2030	825	779
	Wells Fargo & Co.	5.244%	1/24/2031	625	645
[2]	Wells Fargo & Co.	2.572%	2/11/2031	550	509
[2]	Wells Fargo & Co.	4.478%	4/4/2031	395	396
25

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Wells Fargo & Co.	3.350%	3/2/2033	805	742
[2]	Wells Fargo & Co.	4.897%	7/25/2033	830	835
	Wells Fargo & Co.	5.389%	4/24/2034	715	736
[2]	Wells Fargo & Co.	5.557%	7/25/2034	720	748
	Wells Fargo & Co.	6.491%	10/23/2034	550	604
	Wells Fargo & Co.	5.499%	1/23/2035	898	926
	Wells Fargo & Co.	5.211%	12/3/2035	610	615
	Wells Fargo & Co.	5.605%	4/23/2036	840	872
[2]	Wells Fargo & Co.	3.068%	4/30/2041	745	567
	Wells Fargo & Co.	5.375%	11/2/2043	320	305
	Wells Fargo & Co.	5.606%	1/15/2044	510	498
[2]	Wells Fargo & Co.	4.650%	11/4/2044	500	433
	Wells Fargo & Co.	3.900%	5/1/2045	770	613
[2]	Wells Fargo & Co.	4.900%	11/17/2045	440	390
[2]	Wells Fargo & Co.	4.400%	6/14/2046	440	362
[2]	Wells Fargo & Co.	4.750%	12/7/2046	375	324
[2]	Wells Fargo & Co.	5.013%	4/4/2051	1,450	1,311
[2]	Wells Fargo & Co.	4.611%	4/25/2053	885	751
	Wells Fargo Bank NA	5.254%	12/11/2026	685	695
[2]	Wells Fargo Bank NA	5.850%	2/1/2037	380	398
[2]	Wells Fargo Bank NA	6.600%	1/15/2038	245	274
[2]	Westpac Banking Corp.	4.600%	10/20/2026	140	141
	Westpac Banking Corp.	3.350%	3/8/2027	285	283
	Westpac Banking Corp.	4.043%	8/26/2027	270	271
	Westpac Banking Corp.	5.457%	11/18/2027	225	232
	Westpac Banking Corp.	3.400%	1/25/2028	275	272
	Westpac Banking Corp.	5.535%	11/17/2028	230	241
	Westpac Banking Corp.	1.953%	11/20/2028	410	386
	Westpac Banking Corp.	5.050%	4/16/2029	40	41
	Westpac Banking Corp.	2.150%	6/3/2031	280	252
[2]	Westpac Banking Corp.	4.322%	11/23/2031	345	344
	Westpac Banking Corp.	5.405%	8/10/2033	435	444
	Westpac Banking Corp.	6.820%	11/17/2033	270	300
	Westpac Banking Corp.	4.110%	7/24/2034	395	386
	Westpac Banking Corp.	2.668%	11/15/2035	400	358
[2]	Westpac Banking Corp.	5.618%	11/20/2035	270	275
	Westpac Banking Corp.	3.020%	11/18/2036	280	249
	Westpac Banking Corp.	4.421%	7/24/2039	165	150
	Westpac Banking Corp.	2.963%	11/16/2040	125	94
	Westpac Banking Corp.	3.133%	11/18/2041	205	151
	Willis North America Inc.	4.650%	6/15/2027	570	574
	Willis North America Inc.	5.350%	5/15/2033	80	82
	Willis North America Inc.	5.900%	3/5/2054	225	221
					397,914
Health Care (15.1%)
	Abbott Laboratories	3.750%	11/30/2026	395	394
	Abbott Laboratories	4.750%	11/30/2036	440	437
	Abbott Laboratories	4.900%	11/30/2046	525	490
	AbbVie Inc.	2.950%	11/21/2026	919	907
	AbbVie Inc.	4.800%	3/15/2027	555	561
	AbbVie Inc.	4.650%	3/15/2028	210	213
	AbbVie Inc.	4.250%	11/14/2028	445	449
	AbbVie Inc.	4.800%	3/15/2029	740	757
	AbbVie Inc.	3.200%	11/21/2029	1,160	1,118
	AbbVie Inc.	4.875%	3/15/2030	285	293
	AbbVie Inc.	4.950%	3/15/2031	470	485
	AbbVie Inc.	5.050%	3/15/2034	675	688
	AbbVie Inc.	4.550%	3/15/2035	455	444
	AbbVie Inc.	5.200%	3/15/2035	210	215
	AbbVie Inc.	4.500%	5/14/2035	650	630
	AbbVie Inc.	4.300%	5/14/2036	145	137
	AbbVie Inc.	4.050%	11/21/2039	790	695
	AbbVie Inc.	4.400%	11/6/2042	610	536
	AbbVie Inc.	4.850%	6/15/2044	450	413
	AbbVie Inc.	4.750%	3/15/2045	325	293
	AbbVie Inc.	4.700%	5/14/2045	750	672
	AbbVie Inc.	4.450%	5/14/2046	1,020	876
	AbbVie Inc.	4.250%	11/21/2049	1,615	1,314
	AbbVie Inc.	5.400%	3/15/2054	710	682
26

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.500%	3/15/2064	337	323
	Aetna Inc.	6.625%	6/15/2036	165	179
	Agilent Technologies Inc.	2.300%	3/12/2031	145	130
	Amgen Inc.	2.200%	2/21/2027	410	399
	Amgen Inc.	5.150%	3/2/2028	555	568
	Amgen Inc.	1.650%	8/15/2028	325	303
	Amgen Inc.	3.000%	2/22/2029	355	342
	Amgen Inc.	4.050%	8/18/2029	440	438
	Amgen Inc.	2.450%	2/21/2030	470	435
	Amgen Inc.	5.250%	3/2/2030	745	772
	Amgen Inc.	2.300%	2/25/2031	260	233
	Amgen Inc.	2.000%	1/15/2032	175	150
	Amgen Inc.	3.350%	2/22/2032	210	196
	Amgen Inc.	4.200%	3/1/2033	145	140
	Amgen Inc.	5.250%	3/2/2033	1,000	1,026
	Amgen Inc.	3.150%	2/21/2040	600	464
	Amgen Inc.	5.600%	3/2/2043	625	617
	Amgen Inc.	4.400%	5/1/2045	451	381
	Amgen Inc.	4.563%	6/15/2048	455	383
	Amgen Inc.	4.663%	6/15/2051	640	542
	Amgen Inc.	4.200%	2/22/2052	300	233
	Amgen Inc.	4.875%	3/1/2053	170	147
	Amgen Inc.	5.650%	3/2/2053	1,305	1,260
	Amgen Inc.	2.770%	9/1/2053	290	170
	Amgen Inc.	4.400%	2/22/2062	240	185
	Amgen Inc.	5.750%	3/2/2063	495	474
[2]	Ascension Health	2.532%	11/15/2029	60	56
	Becton Dickinson & Co.	3.700%	6/6/2027	399	396
	Becton Dickinson & Co.	4.693%	2/13/2028	170	172
	Becton Dickinson & Co.	2.823%	5/20/2030	255	239
	Becton Dickinson & Co.	1.957%	2/11/2031	220	193
	Becton Dickinson & Co.	4.685%	12/15/2044	175	153
	Becton Dickinson & Co.	4.669%	6/6/2047	355	306
	Biogen Inc.	2.250%	5/1/2030	520	473
	Biogen Inc.	5.200%	9/15/2045	365	327
	Biogen Inc.	3.150%	5/1/2050	320	199
	Boston Scientific Corp.	2.650%	6/1/2030	320	299
	Bristol-Myers Squibb Co.	4.900%	2/22/2027	365	370
	Bristol-Myers Squibb Co.	1.125%	11/13/2027	225	212
	Bristol-Myers Squibb Co.	3.900%	2/20/2028	270	270
	Bristol-Myers Squibb Co.	4.900%	2/22/2029	411	422
	Bristol-Myers Squibb Co.	3.400%	7/26/2029	652	635
	Bristol-Myers Squibb Co.	1.450%	11/13/2030	155	136
	Bristol-Myers Squibb Co.	5.750%	2/1/2031	215	230
	Bristol-Myers Squibb Co.	5.100%	2/22/2031	200	208
	Bristol-Myers Squibb Co.	2.950%	3/15/2032	285	260
	Bristol-Myers Squibb Co.	5.900%	11/15/2033	70	75
	Bristol-Myers Squibb Co.	5.200%	2/22/2034	640	657
	Bristol-Myers Squibb Co.	4.125%	6/15/2039	605	538
	Bristol-Myers Squibb Co.	2.350%	11/13/2040	130	89
	Bristol-Myers Squibb Co.	3.550%	3/15/2042	410	324
	Bristol-Myers Squibb Co.	4.350%	11/15/2047	300	248
	Bristol-Myers Squibb Co.	4.550%	2/20/2048	407	346
	Bristol-Myers Squibb Co.	4.250%	10/26/2049	595	476
	Bristol-Myers Squibb Co.	2.550%	11/13/2050	285	165
	Bristol-Myers Squibb Co.	3.700%	3/15/2052	455	328
	Bristol-Myers Squibb Co.	6.250%	11/15/2053	415	439
	Bristol-Myers Squibb Co.	5.550%	2/22/2054	535	516
	Bristol-Myers Squibb Co.	3.900%	3/15/2062	235	166
	Bristol-Myers Squibb Co.	6.400%	11/15/2063	300	321
	Bristol-Myers Squibb Co.	5.650%	2/22/2064	355	340
	Cardinal Health Inc.	3.410%	6/15/2027	160	158
	Cardinal Health Inc.	5.000%	11/15/2029	125	128
	Cardinal Health Inc.	5.350%	11/15/2034	210	213
	Cencora Inc.	3.450%	12/15/2027	180	177
	Cencora Inc.	2.700%	3/15/2031	225	206
	Centene Corp.	4.250%	12/15/2027	630	616
	Centene Corp.	2.450%	7/15/2028	535	495
	Centene Corp.	4.625%	12/15/2029	610	588
	Centene Corp.	3.375%	2/15/2030	570	520
27

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Centene Corp.	3.000%	10/15/2030	470	416
	Centene Corp.	2.500%	3/1/2031	550	469
	Centene Corp.	2.625%	8/1/2031	320	271
[2]	Cigna Group	3.400%	3/1/2027	300	297
	Cigna Group	4.375%	10/15/2028	805	809
	Cigna Group	5.000%	5/15/2029	410	421
	Cigna Group	2.400%	3/15/2030	340	313
	Cigna Group	2.375%	3/15/2031	255	229
	Cigna Group	5.125%	5/15/2031	375	388
	Cigna Group	5.400%	3/15/2033	165	171
	Cigna Group	5.250%	2/15/2034	200	204
	Cigna Group	4.800%	8/15/2038	480	450
	Cigna Group	3.200%	3/15/2040	125	95
[2]	Cigna Group	4.800%	7/15/2046	285	248
[2]	Cigna Group	3.875%	10/15/2047	430	322
	Cigna Group	4.900%	12/15/2048	749	651
	Cigna Group	3.400%	3/15/2050	190	128
	Cigna Group	3.400%	3/15/2051	225	150
	Cigna Group	5.600%	2/15/2054	316	298
	CommonSpirit Health	5.205%	12/1/2031	450	465
[2]	CommonSpirit Health	4.350%	11/1/2042	165	140
	CommonSpirit Health	4.187%	10/1/2049	340	262
	CVS Health Corp.	3.625%	4/1/2027	420	416
	CVS Health Corp.	1.300%	8/21/2027	595	562
	CVS Health Corp.	4.300%	3/25/2028	900	900
	CVS Health Corp.	5.000%	1/30/2029	215	219
	CVS Health Corp.	5.400%	6/1/2029	460	475
	CVS Health Corp.	3.250%	8/15/2029	415	397
	CVS Health Corp.	5.125%	2/21/2030	340	348
	CVS Health Corp.	3.750%	4/1/2030	365	353
	CVS Health Corp.	1.750%	8/21/2030	240	210
	CVS Health Corp.	5.250%	1/30/2031	105	108
	CVS Health Corp.	1.875%	2/28/2031	260	225
	CVS Health Corp.	2.125%	9/15/2031	170	147
	CVS Health Corp.	5.250%	2/21/2033	525	531
	CVS Health Corp.	5.300%	6/1/2033	490	496
	CVS Health Corp.	5.700%	6/1/2034	265	273
	CVS Health Corp.	5.450%	9/15/2035	350	351
	CVS Health Corp.	4.780%	3/25/2038	1,282	1,181
	CVS Health Corp.	4.125%	4/1/2040	75	63
	CVS Health Corp.	5.300%	12/5/2043	180	164
	CVS Health Corp.	5.125%	7/20/2045	1,075	945
	CVS Health Corp.	5.050%	3/25/2048	1,685	1,446
	CVS Health Corp.	5.625%	2/21/2053	245	224
	CVS Health Corp.	5.875%	6/1/2053	485	459
	CVS Health Corp.	6.200%	9/15/2055	275	271
	CVS Health Corp.	6.000%	6/1/2063	175	166
	Danaher Corp.	2.600%	10/1/2050	145	87
	Danaher Corp.	2.800%	12/10/2051	365	226
	DH Europe Finance II Sarl	2.600%	11/15/2029	145	136
	DH Europe Finance II Sarl	3.250%	11/15/2039	200	161
	DH Europe Finance II Sarl	3.400%	11/15/2049	140	99
	Elevance Health Inc.	3.650%	12/1/2027	292	289
	Elevance Health Inc.	4.101%	3/1/2028	290	290
	Elevance Health Inc.	2.875%	9/15/2029	160	152
	Elevance Health Inc.	4.750%	2/15/2030	400	407
	Elevance Health Inc.	2.250%	5/15/2030	135	123
	Elevance Health Inc.	2.550%	3/15/2031	125	113
	Elevance Health Inc.	4.950%	11/1/2031	135	137
	Elevance Health Inc.	4.750%	2/15/2033	225	224
	Elevance Health Inc.	5.375%	6/15/2034	335	342
	Elevance Health Inc.	5.200%	2/15/2035	325	327
	Elevance Health Inc.	4.625%	5/15/2042	180	157
	Elevance Health Inc.	4.650%	1/15/2043	210	183
	Elevance Health Inc.	4.650%	8/15/2044	145	125
	Elevance Health Inc.	4.375%	12/1/2047	315	255
	Elevance Health Inc.	4.550%	3/1/2048	185	153
	Elevance Health Inc.	3.700%	9/15/2049	160	114
	Elevance Health Inc.	3.125%	5/15/2050	360	230
	Elevance Health Inc.	3.600%	3/15/2051	260	180
28

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Elevance Health Inc.	6.100%	10/15/2052	170	171
Elevance Health Inc.	5.125%	2/15/2053	210	185
Elevance Health Inc.	5.650%	6/15/2054	180	171
Elevance Health Inc.	5.700%	2/15/2055	345	328
Elevance Health Inc.	5.850%	11/1/2064	165	158
Eli Lilly & Co.	4.150%	8/14/2027	555	558
Eli Lilly & Co.	4.550%	2/12/2028	430	437
Eli Lilly & Co.	4.000%	10/15/2028	225	226
Eli Lilly & Co.	4.500%	2/9/2029	325	330
Eli Lilly & Co.	3.375%	3/15/2029	122	120
Eli Lilly & Co.	4.200%	8/14/2029	240	242
Eli Lilly & Co.	4.750%	2/12/2030	200	206
Eli Lilly & Co.	4.250%	3/15/2031	175	175
Eli Lilly & Co.	4.900%	2/12/2032	200	206
Eli Lilly & Co.	4.550%	10/15/2032	225	226
Eli Lilly & Co.	4.700%	2/9/2034	295	296
Eli Lilly & Co.	4.600%	8/14/2034	275	273
Eli Lilly & Co.	5.100%	2/12/2035	275	282
Eli Lilly & Co.	4.900%	10/15/2035	375	377
Eli Lilly & Co.	3.950%	3/15/2049	190	150
Eli Lilly & Co.	2.250%	5/15/2050	392	219
Eli Lilly & Co.	4.875%	2/27/2053	275	248
Eli Lilly & Co.	5.000%	2/9/2054	545	499
Eli Lilly & Co.	5.050%	8/14/2054	285	264
Eli Lilly & Co.	5.500%	2/12/2055	200	198
Eli Lilly & Co.	5.550%	10/15/2055	225	223
Eli Lilly & Co.	2.500%	9/15/2060	330	180
Eli Lilly & Co.	4.950%	2/27/2063	195	174
Eli Lilly & Co.	5.100%	2/9/2064	288	262
Eli Lilly & Co.	5.200%	8/14/2064	475	439
Eli Lilly & Co.	5.650%	10/15/2065	225	223
GE HealthCare Technologies Inc.	5.650%	11/15/2027	465	479
GE HealthCare Technologies Inc.	4.800%	8/14/2029	285	291
GE HealthCare Technologies Inc.	5.857%	3/15/2030	235	250
GE HealthCare Technologies Inc.	5.905%	11/22/2032	260	278
GE HealthCare Technologies Inc.	5.500%	6/15/2035	200	206
GE HealthCare Technologies Inc.	6.377%	11/22/2052	175	187
Gilead Sciences Inc.	2.950%	3/1/2027	302	297
Gilead Sciences Inc.	1.200%	10/1/2027	170	161
Gilead Sciences Inc.	4.800%	11/15/2029	165	169
Gilead Sciences Inc.	1.650%	10/1/2030	265	234
Gilead Sciences Inc.	5.250%	10/15/2033	200	208
Gilead Sciences Inc.	5.100%	6/15/2035	75	76
Gilead Sciences Inc.	4.600%	9/1/2035	225	220
Gilead Sciences Inc.	4.000%	9/1/2036	150	138
Gilead Sciences Inc.	2.600%	10/1/2040	509	366
Gilead Sciences Inc.	5.650%	12/1/2041	346	354
Gilead Sciences Inc.	4.800%	4/1/2044	445	405
Gilead Sciences Inc.	4.500%	2/1/2045	500	436
Gilead Sciences Inc.	4.750%	3/1/2046	570	509
Gilead Sciences Inc.	4.150%	3/1/2047	270	221
Gilead Sciences Inc.	2.800%	10/1/2050	385	239
Gilead Sciences Inc.	5.550%	10/15/2053	315	308
Gilead Sciences Inc.	5.500%	11/15/2054	75	73
Gilead Sciences Inc.	5.600%	11/15/2064	145	141
GlaxoSmithKline Capital Inc.	3.875%	5/15/2028	365	365
GlaxoSmithKline Capital Inc.	4.500%	4/15/2030	189	191
GlaxoSmithKline Capital Inc.	4.875%	4/15/2035	245	245
GlaxoSmithKline Capital Inc.	6.375%	5/15/2038	605	673
GlaxoSmithKline Capital plc	3.375%	6/1/2029	90	88
HCA Inc.	4.500%	2/15/2027	240	240
HCA Inc.	3.125%	3/15/2027	215	212
HCA Inc.	5.200%	6/1/2028	175	179
HCA Inc.	5.625%	9/1/2028	300	309
HCA Inc.	5.875%	2/1/2029	440	458
HCA Inc.	4.125%	6/15/2029	465	461
HCA Inc.	5.250%	3/1/2030	150	155
HCA Inc.	3.500%	9/1/2030	680	648
HCA Inc.	5.450%	4/1/2031	335	348
HCA Inc.	2.375%	7/15/2031	165	146
29

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
HCA Inc.	5.500%	3/1/2032	150	155
HCA Inc.	3.625%	3/15/2032	470	437
HCA Inc.	5.500%	6/1/2033	250	257
HCA Inc.	5.600%	4/1/2034	265	272
HCA Inc.	5.450%	9/15/2034	525	531
HCA Inc.	5.750%	3/1/2035	350	360
HCA Inc.	5.125%	6/15/2039	205	193
HCA Inc.	5.500%	6/15/2047	345	319
HCA Inc.	5.250%	6/15/2049	590	520
HCA Inc.	3.500%	7/15/2051	295	194
HCA Inc.	4.625%	3/15/2052	410	326
HCA Inc.	5.900%	6/1/2053	330	314
HCA Inc.	6.000%	4/1/2054	320	309
HCA Inc.	5.950%	9/15/2054	175	168
HCA Inc.	6.200%	3/1/2055	260	258
Humana Inc.	1.350%	2/3/2027	200	192
Humana Inc.	3.700%	3/23/2029	215	211
Humana Inc.	5.375%	4/15/2031	115	118
Humana Inc.	2.150%	2/3/2032	225	191
Humana Inc.	5.875%	3/1/2033	160	167
Humana Inc.	5.950%	3/15/2034	260	272
Humana Inc.	5.550%	5/1/2035	230	232
Humana Inc.	4.950%	10/1/2044	228	198
Humana Inc.	5.500%	3/15/2053	160	144
Humana Inc.	5.750%	4/15/2054	170	158
Icon Investments Six DAC	5.849%	5/8/2029	50	52
IQVIA Inc.	6.250%	2/1/2029	440	464
Johnson & Johnson	4.500%	3/1/2027	124	125
Johnson & Johnson	2.950%	3/3/2027	320	316
Johnson & Johnson	0.950%	9/1/2027	275	261
Johnson & Johnson	2.900%	1/15/2028	255	250
Johnson & Johnson	4.550%	3/1/2028	394	401
Johnson & Johnson	4.800%	6/1/2029	185	191
Johnson & Johnson	4.700%	3/1/2030	376	387
Johnson & Johnson	1.300%	9/1/2030	500	441
Johnson & Johnson	4.900%	6/1/2031	430	449
Johnson & Johnson	4.850%	3/1/2032	266	276
Johnson & Johnson	4.375%	12/5/2033	513	514
Johnson & Johnson	4.950%	6/1/2034	175	183
Johnson & Johnson	5.000%	3/1/2035	373	383
Johnson & Johnson	3.550%	3/1/2036	235	212
Johnson & Johnson	3.625%	3/3/2037	194	174
Johnson & Johnson	5.950%	8/15/2037	140	155
Johnson & Johnson	3.400%	1/15/2038	267	231
Johnson & Johnson	2.100%	9/1/2040	165	115
Johnson & Johnson	3.700%	3/1/2046	540	431
Johnson & Johnson	3.750%	3/3/2047	235	188
Johnson & Johnson	3.500%	1/15/2048	215	163
Johnson & Johnson	2.250%	9/1/2050	340	197
Johnson & Johnson	5.250%	6/1/2054	175	173
Johnson & Johnson	2.450%	9/1/2060	290	159
Laboratory Corp. of America Holdings	4.800%	10/1/2034	210	206
Laboratory Corp. of America Holdings	4.700%	2/1/2045	170	149
Merck & Co. Inc.	1.700%	6/10/2027	435	419
Merck & Co. Inc.	1.900%	12/10/2028	305	286
Merck & Co. Inc.	3.400%	3/7/2029	265	260
Merck & Co. Inc.	1.450%	6/24/2030	264	233
Merck & Co. Inc.	2.150%	12/10/2031	525	462
Merck & Co. Inc.	4.500%	5/17/2033	270	270
Merck & Co. Inc.	3.900%	3/7/2039	230	202
Merck & Co. Inc.	2.350%	6/24/2040	345	243
Merck & Co. Inc.	4.150%	5/18/2043	190	161
Merck & Co. Inc.	4.900%	5/17/2044	160	149
Merck & Co. Inc.	3.700%	2/10/2045	445	348
Merck & Co. Inc.	4.000%	3/7/2049	235	185
Merck & Co. Inc.	2.450%	6/24/2050	515	297
Merck & Co. Inc.	2.750%	12/10/2051	650	394
Merck & Co. Inc.	5.000%	5/17/2053	120	109
Merck & Co. Inc.	2.900%	12/10/2061	255	147
Merck & Co. Inc.	5.150%	5/17/2063	150	136
30

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mylan Inc.	4.550%	4/15/2028	200	199
	Novartis Capital Corp.	2.000%	2/14/2027	375	366
	Novartis Capital Corp.	3.100%	5/17/2027	955	943
	Novartis Capital Corp.	3.800%	9/18/2029	200	199
	Novartis Capital Corp.	2.200%	8/14/2030	520	477
	Novartis Capital Corp.	4.000%	9/18/2031	75	74
	Novartis Capital Corp.	4.200%	9/18/2034	365	353
	Novartis Capital Corp.	4.400%	5/6/2044	365	323
	Novartis Capital Corp.	4.000%	11/20/2045	230	190
	Novartis Capital Corp.	2.750%	8/14/2050	210	132
	Novartis Capital Corp.	4.700%	9/18/2054	240	212
	Pfizer Inc.	3.000%	12/15/2026	320	316
	Pfizer Inc.	3.600%	9/15/2028	175	174
	Pfizer Inc.	3.450%	3/15/2029	465	458
	Pfizer Inc.	2.625%	4/1/2030	233	219
	Pfizer Inc.	1.700%	5/28/2030	222	199
	Pfizer Inc.	1.750%	8/18/2031	199	174
	Pfizer Inc.	4.000%	12/15/2036	400	368
	Pfizer Inc.	3.900%	3/15/2039	135	118
	Pfizer Inc.	7.200%	3/15/2039	770	912
	Pfizer Inc.	2.550%	5/28/2040	210	151
	Pfizer Inc.	4.300%	6/15/2043	170	146
	Pfizer Inc.	4.400%	5/15/2044	165	144
	Pfizer Inc.	4.125%	12/15/2046	470	382
	Pfizer Inc.	4.200%	9/15/2048	215	175
	Pfizer Inc.	4.000%	3/15/2049	335	262
	Pfizer Inc.	2.700%	5/28/2050	450	275
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/2028	810	819
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/2030	320	326
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/2033	1,105	1,108
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/2043	570	539
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/2053	1,305	1,215
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/2063	685	624
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/2051	185	107
	Quest Diagnostics Inc.	2.950%	6/30/2030	110	104
	Quest Diagnostics Inc.	6.400%	11/30/2033	210	231
	Quest Diagnostics Inc.	5.000%	12/15/2034	205	205
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/2030	270	237
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/2050	185	110
	Revvity Inc.	3.300%	9/15/2029	270	258
	Royalty Pharma plc	1.750%	9/2/2027	145	138
	Royalty Pharma plc	2.200%	9/2/2030	110	98
	Royalty Pharma plc	3.300%	9/2/2040	145	110
	Royalty Pharma plc	3.550%	9/2/2050	195	132
	Sanofi SA	3.625%	6/19/2028	190	189
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/2026	149	147
	Smith & Nephew plc	2.032%	10/14/2030	275	245
	Solventum Corp.	5.400%	3/1/2029	515	537
	Solventum Corp.	5.450%	3/13/2031	565	591
	Solventum Corp.	5.600%	3/23/2034	400	415
	Solventum Corp.	5.900%	4/30/2054	200	200
	Stryker Corp.	4.700%	2/10/2028	150	152
	Stryker Corp.	4.250%	9/11/2029	340	341
	Stryker Corp.	4.850%	2/10/2030	150	154
	Stryker Corp.	1.950%	6/15/2030	205	185
	Stryker Corp.	4.625%	9/11/2034	130	128
	Stryker Corp.	5.200%	2/10/2035	200	204
	Stryker Corp.	4.625%	3/15/2046	170	151
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/2028	280	286
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/2030	735	666
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/2034	250	256
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/2040	260	196
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/2044	70	70
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/2050	790	515
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/2060	170	107
	Takeda US Financing Inc.	5.200%	7/7/2035	525	527
	Thermo Fisher Scientific Inc.	5.000%	12/5/2026	200	202
	Thermo Fisher Scientific Inc.	2.600%	10/1/2029	170	161
	Thermo Fisher Scientific Inc.	4.977%	8/10/2030	165	171
	Thermo Fisher Scientific Inc.	2.000%	10/15/2031	340	300
31

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Thermo Fisher Scientific Inc.	5.086%	8/10/2033	110	113
Thermo Fisher Scientific Inc.	2.800%	10/15/2041	385	278
Thermo Fisher Scientific Inc.	4.100%	8/15/2047	135	111
UnitedHealth Group Inc.	3.450%	1/15/2027	300	297
UnitedHealth Group Inc.	2.950%	10/15/2027	175	171
UnitedHealth Group Inc.	5.250%	2/15/2028	175	180
UnitedHealth Group Inc.	3.850%	6/15/2028	200	199
UnitedHealth Group Inc.	3.875%	12/15/2028	445	441
UnitedHealth Group Inc.	4.250%	1/15/2029	225	226
UnitedHealth Group Inc.	4.000%	5/15/2029	285	284
UnitedHealth Group Inc.	2.875%	8/15/2029	100	95
UnitedHealth Group Inc.	4.800%	1/15/2030	360	368
UnitedHealth Group Inc.	5.300%	2/15/2030	420	437
UnitedHealth Group Inc.	2.000%	5/15/2030	370	335
UnitedHealth Group Inc.	4.650%	1/15/2031	175	177
UnitedHealth Group Inc.	4.900%	4/15/2031	330	338
UnitedHealth Group Inc.	2.300%	5/15/2031	345	308
UnitedHealth Group Inc.	4.950%	1/15/2032	470	480
UnitedHealth Group Inc.	4.200%	5/15/2032	190	185
UnitedHealth Group Inc.	5.350%	2/15/2033	480	496
UnitedHealth Group Inc.	4.500%	4/15/2033	350	343
UnitedHealth Group Inc.	5.000%	4/15/2034	240	241
UnitedHealth Group Inc.	5.150%	7/15/2034	435	442
UnitedHealth Group Inc.	5.300%	6/15/2035	440	450
UnitedHealth Group Inc.	4.625%	7/15/2035	190	185
UnitedHealth Group Inc.	5.800%	3/15/2036	157	165
UnitedHealth Group Inc.	6.875%	2/15/2038	345	392
UnitedHealth Group Inc.	3.500%	8/15/2039	260	211
UnitedHealth Group Inc.	2.750%	5/15/2040	295	214
UnitedHealth Group Inc.	3.050%	5/15/2041	140	103
UnitedHealth Group Inc.	4.250%	3/15/2043	105	88
UnitedHealth Group Inc.	5.500%	7/15/2044	510	496
UnitedHealth Group Inc.	4.750%	7/15/2045	390	343
UnitedHealth Group Inc.	4.200%	1/15/2047	215	172
UnitedHealth Group Inc.	3.750%	10/15/2047	255	190
UnitedHealth Group Inc.	4.250%	6/15/2048	250	200
UnitedHealth Group Inc.	4.450%	12/15/2048	210	173
UnitedHealth Group Inc.	3.700%	8/15/2049	345	248
UnitedHealth Group Inc.	2.900%	5/15/2050	150	92
UnitedHealth Group Inc.	3.250%	5/15/2051	380	248
UnitedHealth Group Inc.	4.750%	5/15/2052	380	319
UnitedHealth Group Inc.	5.875%	2/15/2053	429	424
UnitedHealth Group Inc.	5.050%	4/15/2053	395	347
UnitedHealth Group Inc.	5.375%	4/15/2054	350	322
UnitedHealth Group Inc.	5.625%	7/15/2054	520	495
UnitedHealth Group Inc.	5.950%	6/15/2055	355	355
UnitedHealth Group Inc.	3.875%	8/15/2059	411	287
UnitedHealth Group Inc.	3.125%	5/15/2060	365	216
UnitedHealth Group Inc.	4.950%	5/15/2062	240	203
UnitedHealth Group Inc.	6.050%	2/15/2063	293	293
UnitedHealth Group Inc.	5.200%	4/15/2063	335	294
UnitedHealth Group Inc.	5.500%	4/15/2064	175	161
UnitedHealth Group Inc.	5.750%	7/15/2064	545	520
Utah Acquisition Sub Inc.	5.250%	6/15/2046	310	253
Viatris Inc.	2.700%	6/22/2030	180	162
Viatris Inc.	3.850%	6/22/2040	265	198
Viatris Inc.	4.000%	6/22/2050	495	326
Wyeth LLC	6.500%	2/1/2034	340	380
Wyeth LLC	5.950%	4/1/2037	515	549
Zimmer Biomet Holdings Inc.	2.600%	11/24/2031	180	161
Zoetis Inc.	3.000%	9/12/2027	155	152
Zoetis Inc.	2.000%	5/15/2030	140	127
Zoetis Inc.	5.600%	11/16/2032	75	79
Zoetis Inc.	5.000%	8/17/2035	225	224
Zoetis Inc.	4.700%	2/1/2043	250	226
				136,550
Industrials (1.9%)
Amphenol Corp.	4.375%	6/12/2028	200	202
Amphenol Corp.	2.800%	2/15/2030	210	199
32

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amphenol Corp.	2.200%	9/15/2031	190	168
	Amphenol Corp.	5.000%	1/15/2035	125	126
	Carrier Global Corp.	2.493%	2/15/2027	469	459
	Carrier Global Corp.	2.722%	2/15/2030	335	315
	Carrier Global Corp.	2.700%	2/15/2031	200	184
	Carrier Global Corp.	5.900%	3/15/2034	239	255
	Carrier Global Corp.	3.377%	4/5/2040	360	288
	Carrier Global Corp.	3.577%	4/5/2050	311	227
	Deere & Co.	5.450%	1/16/2035	285	297
	Deere & Co.	3.900%	6/9/2042	140	119
	Deere & Co.	3.750%	4/15/2050	200	153
	Deere & Co.	5.700%	1/19/2055	125	128
[3]	FedEx Corp.	4.750%	11/15/2045	165	138
[3]	FedEx Corp.	4.550%	4/1/2046	285	233
[3]	FedEx Corp.	5.250%	5/15/2050	435	383
	Illinois Tool Works Inc.	2.650%	11/15/2026	265	261
	Illinois Tool Works Inc.	3.900%	9/1/2042	300	249
	John Deere Capital Corp.	4.500%	1/8/2027	100	101
[2]	John Deere Capital Corp.	4.150%	9/15/2027	195	196
[2]	John Deere Capital Corp.	4.750%	1/20/2028	190	193
[2]	John Deere Capital Corp.	4.950%	7/14/2028	335	344
	John Deere Capital Corp.	4.500%	1/16/2029	155	157
[2]	John Deere Capital Corp.	4.850%	6/11/2029	92	95
[2]	John Deere Capital Corp.	4.550%	6/5/2030	150	152
[2]	John Deere Capital Corp.	4.700%	6/10/2030	303	311
[2]	John Deere Capital Corp.	4.900%	3/7/2031	185	191
	John Deere Capital Corp.	4.400%	9/8/2031	490	492
[2]	John Deere Capital Corp.	5.150%	9/8/2033	365	378
[2]	John Deere Capital Corp.	5.100%	4/11/2034	170	174
[2]	John Deere Capital Corp.	5.050%	6/12/2034	150	153
	Keysight Technologies Inc.	5.350%	7/30/2030	185	192
	LKQ Corp.	5.750%	6/15/2028	340	351
	Otis Worldwide Corp.	5.250%	8/16/2028	220	227
	Otis Worldwide Corp.	2.565%	2/15/2030	365	340
	Otis Worldwide Corp.	3.362%	2/15/2050	195	135
	Republic Services Inc.	3.950%	5/15/2028	165	165
	Republic Services Inc.	4.875%	4/1/2029	20	21
	Republic Services Inc.	1.750%	2/15/2032	125	107
	Republic Services Inc.	5.000%	4/1/2034	240	244
	Southwest Airlines Co.	5.125%	6/15/2027	150	152
	Trane Technologies Financing Ltd.	3.800%	3/21/2029	515	510
	Trimble Inc.	6.100%	3/15/2033	210	224
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/2027	231	236
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/2036	369	379
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/2037	357	366
	United Parcel Service Inc.	3.050%	11/15/2027	165	162
	United Parcel Service Inc.	3.400%	3/15/2029	177	174
	United Parcel Service Inc.	4.450%	4/1/2030	182	185
	United Parcel Service Inc.	4.875%	3/3/2033	165	168
	United Parcel Service Inc.	5.150%	5/22/2034	245	252
	United Parcel Service Inc.	5.250%	5/14/2035	290	297
	United Parcel Service Inc.	6.200%	1/15/2038	340	370
	United Parcel Service Inc.	3.750%	11/15/2047	110	83
	United Parcel Service Inc.	4.250%	3/15/2049	108	87
	United Parcel Service Inc.	5.300%	4/1/2050	515	484
	United Parcel Service Inc.	5.050%	3/3/2053	289	260
	United Parcel Service Inc.	5.500%	5/22/2054	80	77
	United Parcel Service Inc.	5.950%	5/14/2055	180	182
	United Parcel Service Inc.	6.050%	5/14/2065	240	243
	Waste Management Inc.	3.150%	11/15/2027	345	339
	Waste Management Inc.	4.500%	3/15/2028	175	177
	Waste Management Inc.	4.875%	2/15/2029	210	216
	Waste Management Inc.	1.500%	3/15/2031	275	238
	Waste Management Inc.	4.950%	7/3/2031	100	103
	Waste Management Inc.	4.800%	3/15/2032	175	179
	Waste Management Inc.	4.150%	4/15/2032	20	20
	Waste Management Inc.	4.875%	2/15/2034	280	284
	Waste Management Inc.	4.950%	3/15/2035	265	266
	Waste Management Inc.	5.350%	10/15/2054	320	307
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/2026	269	266
33

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/2028	210	213
	WW Grainger Inc.	4.600%	6/15/2045	220	195
					16,797
Materials (1.2%)
	Air Products and Chemicals Inc.	4.600%	2/8/2029	120	122
	Air Products and Chemicals Inc.	4.850%	2/8/2034	370	372
	Air Products and Chemicals Inc.	2.700%	5/15/2040	240	176
[3]	Amrize Finance US LLC	4.950%	4/7/2030	225	230
[3]	Amrize Finance US LLC	5.400%	4/7/2035	465	472
	AngloGold Ashanti Holdings plc	3.375%	11/1/2028	175	169
	ArcelorMittal SA	6.800%	11/29/2032	150	166
	Berry Global Inc.	5.800%	6/15/2031	475	503
	Berry Global Inc.	5.650%	1/15/2034	315	327
	Carlisle Cos. Inc.	2.750%	3/1/2030	135	126
	CF Industries Inc.	5.150%	3/15/2034	265	264
	CF Industries Inc.	4.950%	6/1/2043	120	107
	CF Industries Inc.	5.375%	3/15/2044	215	201
	CRH America Finance Inc.	5.400%	5/21/2034	220	226
	CRH America Finance Inc.	5.500%	1/9/2035	250	258
	CRH SMW Finance DAC	5.200%	5/21/2029	175	181
	CRH SMW Finance DAC	5.125%	1/9/2030	200	206
	DuPont de Nemours Inc.	4.725%	11/15/2028	350	357
	DuPont de Nemours Inc.	5.319%	11/15/2038	155	162
	DuPont de Nemours Inc.	5.419%	11/15/2048	295	297
	Eagle Materials Inc.	2.500%	7/1/2031	160	143
	Martin Marietta Materials Inc.	5.150%	12/1/2034	175	176
	Martin Marietta Materials Inc.	3.200%	7/15/2051	285	189
	Martin Marietta Materials Inc.	5.500%	12/1/2054	205	197
	Newmont Corp.	2.600%	7/15/2032	175	156
	Newmont Corp.	5.350%	3/15/2034	230	237
	Nutrien Ltd.	4.900%	3/27/2028	350	356
	Nutrien Ltd.	4.200%	4/1/2029	705	703
	Nutrien Ltd.	5.000%	4/1/2049	84	74
	Nutrien Ltd.	5.800%	3/27/2053	310	305
	Sherwin-Williams Co.	3.450%	6/1/2027	490	484
	Sherwin-Williams Co.	2.950%	8/15/2029	119	113
	Sherwin-Williams Co.	4.500%	6/1/2047	85	72
	Smurfit Kappa Treasury ULC	5.200%	1/15/2030	190	196
	Smurfit Kappa Treasury ULC	5.438%	4/3/2034	220	226
	Smurfit Kappa Treasury ULC	5.777%	4/3/2054	375	369
	Suzano Austria GmbH	6.000%	1/15/2029	325	335
	Suzano Austria GmbH	5.000%	1/15/2030	175	175
	Suzano Austria GmbH	3.750%	1/15/2031	375	352
[2]	Suzano Austria GmbH	3.125%	1/15/2032	220	195
	Vulcan Materials Co.	3.500%	6/1/2030	240	232
	Vulcan Materials Co.	5.350%	12/1/2034	175	179
	Vulcan Materials Co.	5.700%	12/1/2054	165	163
	WRKCo Inc.	4.900%	3/15/2029	170	173
					10,722
Real Estate (1.9%)
	Alexandria Real Estate Equities Inc.	3.375%	8/15/2031	88	82
	Alexandria Real Estate Equities Inc.	2.000%	5/18/2032	176	147
	Alexandria Real Estate Equities Inc.	1.875%	2/1/2033	233	189
	Alexandria Real Estate Equities Inc.	2.950%	3/15/2034	220	188
	Alexandria Real Estate Equities Inc.	3.000%	5/18/2051	345	210
	Alexandria Real Estate Equities Inc.	3.550%	3/15/2052	160	108
	American Tower Corp.	3.375%	10/15/2026	240	238
	American Tower Corp.	2.750%	1/15/2027	225	221
	American Tower Corp.	3.550%	7/15/2027	125	124
	American Tower Corp.	5.800%	11/15/2028	160	167
	American Tower Corp.	3.800%	8/15/2029	240	235
	American Tower Corp.	2.900%	1/15/2030	65	61
	American Tower Corp.	2.100%	6/15/2030	205	184
	American Tower Corp.	1.875%	10/15/2030	305	269
	American Tower Corp.	5.650%	3/15/2033	130	136
	American Tower Corp.	5.550%	7/15/2033	50	52
	American Tower Corp.	5.900%	11/15/2033	195	207
	American Tower Corp.	3.100%	6/15/2050	285	185
	American Tower Corp.	2.950%	1/15/2051	325	203
34

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Properties LP	2.750%	10/1/2026	405	398
	Boston Properties LP	6.750%	12/1/2027	105	110
	Boston Properties LP	4.500%	12/1/2028	535	535
	Boston Properties LP	3.400%	6/21/2029	183	175
	Boston Properties LP	3.250%	1/30/2031	190	177
	Boston Properties LP	2.550%	4/1/2032	210	180
	Boston Properties LP	2.450%	10/1/2033	130	106
	Boston Properties LP	6.500%	1/15/2034	60	64
	Boston Properties LP	5.750%	1/15/2035	210	213
	Brixmor Operating Partnership LP	4.125%	5/15/2029	365	362
	Brixmor Operating Partnership LP	4.050%	7/1/2030	175	171
	Camden Property Trust	2.800%	5/15/2030	140	131
	CBRE Services Inc.	5.950%	8/15/2034	350	371
	Crown Castle Inc.	2.900%	3/15/2027	120	118
	Crown Castle Inc.	3.650%	9/1/2027	100	99
	Crown Castle Inc.	5.000%	1/11/2028	185	187
	Crown Castle Inc.	3.800%	2/15/2028	405	400
	Crown Castle Inc.	5.600%	6/1/2029	120	125
	Crown Castle Inc.	3.300%	7/1/2030	175	165
	Crown Castle Inc.	2.250%	1/15/2031	150	133
	Crown Castle Inc.	2.100%	4/1/2031	175	153
	Crown Castle Inc.	2.500%	7/15/2031	304	269
	Crown Castle Inc.	5.100%	5/1/2033	190	191
	Crown Castle Inc.	5.800%	3/1/2034	110	115
	Crown Castle Inc.	2.900%	4/1/2041	250	179
	Crown Castle Inc.	3.250%	1/15/2051	250	163
	Digital Realty Trust LP	3.700%	8/15/2027	185	184
	Digital Realty Trust LP	5.550%	1/15/2028	215	221
	Digital Realty Trust LP	3.600%	7/1/2029	210	205
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/2034	185	190
	Equinix Inc.	3.200%	11/18/2029	350	334
	Equinix Inc.	2.150%	7/15/2030	164	148
	Equinix Inc.	2.500%	5/15/2031	150	135
	Equinix Inc.	3.900%	4/15/2032	713	679
	ERP Operating LP	4.500%	7/1/2044	165	143
	Extra Space Storage LP	5.700%	4/1/2028	135	139
	Extra Space Storage LP	5.500%	7/1/2030	165	172
	Healthcare Realty Holdings LP	2.000%	3/15/2031	115	100
	Healthpeak OP LLC	3.000%	1/15/2030	235	222
	Healthpeak OP LLC	5.250%	12/15/2032	110	112
[2]	Host Hotels & Resorts LP	3.500%	9/15/2030	120	113
	Prologis LP	4.875%	6/15/2028	140	143
	Prologis LP	2.250%	4/15/2030	265	244
	Prologis LP	1.250%	10/15/2030	81	70
	Prologis LP	4.750%	6/15/2033	345	345
	Prologis LP	5.125%	1/15/2034	230	235
	Prologis LP	5.000%	3/15/2034	405	408
	Prologis LP	5.250%	5/15/2035	150	153
	Prologis LP	5.250%	6/15/2053	175	164
	Prologis LP	5.250%	3/15/2054	145	135
	Public Storage Operating Co.	5.350%	8/1/2053	155	147
	Realty Income Corp.	3.250%	1/15/2031	195	184
	Realty Income Corp.	5.625%	10/13/2032	150	158
	Realty Income Corp.	5.125%	2/15/2034	90	92
	Sabra Health Care LP	3.200%	12/1/2031	539	487
	Simon Property Group LP	3.250%	11/30/2026	95	94
	Simon Property Group LP	3.375%	6/15/2027	70	69
	Simon Property Group LP	3.375%	12/1/2027	315	311
	Simon Property Group LP	1.750%	2/1/2028	130	123
	Simon Property Group LP	2.450%	9/13/2029	500	469
	Simon Property Group LP	2.650%	7/15/2030	160	149
	Simon Property Group LP	4.750%	9/26/2034	220	216
	Simon Property Group LP	3.250%	9/13/2049	318	214
	Simon Property Group LP	3.800%	7/15/2050	165	123
	Sun Communities Operating LP	2.700%	7/15/2031	115	104
	Ventas Realty LP	4.400%	1/15/2029	180	181
	Welltower OP LLC	4.250%	4/15/2028	220	221
	Welltower OP LLC	3.100%	1/15/2030	185	176
35

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Welltower OP LLC	2.800%	6/1/2031	45	41
					17,049
Technology (11.9%)
	Accenture Capital Inc.	3.900%	10/4/2027	50	50
	Accenture Capital Inc.	4.050%	10/4/2029	265	265
	Accenture Capital Inc.	4.250%	10/4/2031	70	70
	Adobe Inc.	2.150%	2/1/2027	370	361
	Adobe Inc.	4.750%	1/17/2028	125	127
	Adobe Inc.	4.800%	4/4/2029	120	123
	Adobe Inc.	2.300%	2/1/2030	260	242
	Adobe Inc.	4.950%	4/4/2034	185	189
	Apple Inc.	2.050%	9/11/2026	332	326
	Apple Inc.	3.350%	2/9/2027	30	30
	Apple Inc.	3.200%	5/11/2027	590	584
	Apple Inc.	3.000%	6/20/2027	230	227
	Apple Inc.	2.900%	9/12/2027	430	423
	Apple Inc.	3.000%	11/13/2027	304	300
	Apple Inc.	1.200%	2/8/2028	470	442
	Apple Inc.	4.000%	5/10/2028	490	493
	Apple Inc.	4.000%	5/12/2028	275	277
	Apple Inc.	1.400%	8/5/2028	570	534
	Apple Inc.	3.250%	8/8/2029	200	196
	Apple Inc.	2.200%	9/11/2029	480	449
	Apple Inc.	1.650%	5/11/2030	410	370
	Apple Inc.	4.200%	5/12/2030	150	152
	Apple Inc.	1.250%	8/20/2030	320	281
	Apple Inc.	1.650%	2/8/2031	610	539
	Apple Inc.	1.700%	8/5/2031	145	127
	Apple Inc.	4.500%	5/12/2032	125	127
	Apple Inc.	3.350%	8/8/2032	430	408
	Apple Inc.	4.300%	5/10/2033	125	126
	Apple Inc.	4.750%	5/12/2035	125	127
	Apple Inc.	4.500%	2/23/2036	288	289
	Apple Inc.	2.375%	2/8/2041	365	256
	Apple Inc.	3.850%	5/4/2043	595	497
	Apple Inc.	4.450%	5/6/2044	295	271
	Apple Inc.	3.450%	2/9/2045	715	554
	Apple Inc.	4.375%	5/13/2045	435	384
	Apple Inc.	4.650%	2/23/2046	820	749
	Apple Inc.	3.850%	8/4/2046	550	444
	Apple Inc.	4.250%	2/9/2047	300	257
	Apple Inc.	3.750%	9/12/2047	320	251
	Apple Inc.	3.750%	11/13/2047	225	178
	Apple Inc.	2.950%	9/11/2049	265	176
	Apple Inc.	2.650%	5/11/2050	635	393
	Apple Inc.	2.400%	8/20/2050	280	164
	Apple Inc.	2.650%	2/8/2051	645	396
	Apple Inc.	2.700%	8/5/2051	265	163
	Apple Inc.	3.950%	8/8/2052	520	409
	Apple Inc.	4.850%	5/10/2053	195	184
	Apple Inc.	2.550%	8/20/2060	435	247
	Apple Inc.	2.800%	2/8/2061	435	254
	Apple Inc.	2.850%	8/5/2061	380	224
	Apple Inc.	4.100%	8/8/2062	125	98
	Applied Materials Inc.	3.300%	4/1/2027	251	249
	Applied Materials Inc.	1.750%	6/1/2030	80	72
	Applied Materials Inc.	4.350%	4/1/2047	215	183
	Applied Materials Inc.	2.750%	6/1/2050	325	203
	Autodesk Inc.	2.400%	12/15/2031	205	181
	Automatic Data Processing Inc.	1.700%	5/15/2028	185	175
	Automatic Data Processing Inc.	1.250%	9/1/2030	145	127
	Automatic Data Processing Inc.	4.750%	5/8/2032	180	184
	Automatic Data Processing Inc.	4.450%	9/9/2034	375	369
	Broadcom Corp.	3.875%	1/15/2027	595	593
	Broadcom Inc.	3.459%	9/15/2026	235	233
	Broadcom Inc.	5.050%	7/12/2027	260	264
[3]	Broadcom Inc.	1.950%	2/15/2028	110	105
	Broadcom Inc.	4.150%	2/15/2028	125	125
	Broadcom Inc.	4.800%	4/15/2028	465	474
36

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Broadcom Inc.	4.110%	9/15/2028	545	545
[3]	Broadcom Inc.	4.000%	4/15/2029	305	303
	Broadcom Inc.	4.750%	4/15/2029	585	595
	Broadcom Inc.	5.050%	7/12/2029	1,044	1,073
	Broadcom Inc.	4.350%	2/15/2030	210	210
	Broadcom Inc.	5.050%	4/15/2030	230	237
	Broadcom Inc.	4.150%	11/15/2030	610	604
[3]	Broadcom Inc.	2.450%	2/15/2031	580	524
	Broadcom Inc.	5.150%	11/15/2031	450	465
[2]	Broadcom Inc.	4.550%	2/15/2032	125	125
[3]	Broadcom Inc.	4.150%	4/15/2032	300	290
	Broadcom Inc.	5.200%	4/15/2032	225	232
	Broadcom Inc.	4.300%	11/15/2032	600	584
[3]	Broadcom Inc.	2.600%	2/15/2033	435	376
[3]	Broadcom Inc.	3.419%	4/15/2033	523	476
[3]	Broadcom Inc.	3.469%	4/15/2034	595	533
	Broadcom Inc.	4.800%	10/15/2034	340	336
	Broadcom Inc.	5.200%	7/15/2035	550	555
[3]	Broadcom Inc.	3.137%	11/15/2035	565	478
[3]	Broadcom Inc.	3.187%	11/15/2036	930	774
[3]	Broadcom Inc.	4.926%	5/15/2037	422	410
[3]	Broadcom Inc.	3.500%	2/15/2041	590	468
[3]	Broadcom Inc.	3.750%	2/15/2051	650	484
	Broadridge Financial Solutions Inc.	2.900%	12/1/2029	295	279
	Broadridge Financial Solutions Inc.	2.600%	5/1/2031	200	180
	Cadence Design Systems Inc.	4.300%	9/10/2029	260	261
	Cadence Design Systems Inc.	4.700%	9/10/2034	95	94
	CDW LLC	2.670%	12/1/2026	265	259
	CDW LLC	3.569%	12/1/2031	205	191
	Cintas Corp. No. 2	3.700%	4/1/2027	215	214
	Cisco Systems Inc.	2.500%	9/20/2026	340	335
	Cisco Systems Inc.	4.800%	2/26/2027	295	299
	Cisco Systems Inc.	4.550%	2/24/2028	245	249
	Cisco Systems Inc.	4.850%	2/26/2029	765	786
	Cisco Systems Inc.	4.750%	2/24/2030	212	218
	Cisco Systems Inc.	4.950%	2/26/2031	720	745
	Cisco Systems Inc.	4.950%	2/24/2032	222	229
	Cisco Systems Inc.	5.050%	2/26/2034	870	893
	Cisco Systems Inc.	5.100%	2/24/2035	171	175
	Cisco Systems Inc.	5.900%	2/15/2039	425	457
	Cisco Systems Inc.	5.500%	1/15/2040	390	403
	Cisco Systems Inc.	5.300%	2/26/2054	415	398
	Cisco Systems Inc.	5.500%	2/24/2055	115	113
	Cisco Systems Inc.	5.350%	2/26/2064	275	262
	Concentrix Corp.	6.600%	8/2/2028	210	222
	Corning Inc.	4.375%	11/15/2057	285	228
	Corning Inc.	5.450%	11/15/2079	200	182
	Dell International LLC	4.900%	10/1/2026	272	273
	Dell International LLC	5.250%	2/1/2028	100	102
	Dell International LLC	4.750%	4/1/2028	97	98
	Dell International LLC	5.300%	10/1/2029	260	269
	Dell International LLC	5.000%	4/1/2030	85	87
	Dell International LLC	5.300%	4/1/2032	331	341
	Dell International LLC	5.750%	2/1/2033	340	358
	Dell International LLC	5.400%	4/15/2034	250	255
	Dell International LLC	4.850%	2/1/2035	155	151
	Dell International LLC	5.500%	4/1/2035	390	397
	Dell International LLC	8.100%	7/15/2036	215	260
	Dell International LLC	3.375%	12/15/2041	205	153
	Equifax Inc.	5.100%	12/15/2027	205	209
	Equifax Inc.	2.350%	9/15/2031	185	163
	Fidelity National Information Services Inc.	1.650%	3/1/2028	140	132
	Fidelity National Information Services Inc.	2.250%	3/1/2031	235	209
	Fidelity National Information Services Inc.	5.100%	7/15/2032	80	82
	Fidelity National Information Services Inc.	3.100%	3/1/2041	125	92
	Fiserv Inc.	5.150%	3/15/2027	160	162
	Fiserv Inc.	2.250%	6/1/2027	250	242
	Fiserv Inc.	5.450%	3/2/2028	170	175
	Fiserv Inc.	4.200%	10/1/2028	270	270
	Fiserv Inc.	3.500%	7/1/2029	485	471
37

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Fiserv Inc.	4.750%	3/15/2030	219	222
	Fiserv Inc.	2.650%	6/1/2030	475	439
	Fiserv Inc.	5.600%	3/2/2033	190	197
	Fiserv Inc.	5.625%	8/21/2033	330	343
	Fiserv Inc.	5.450%	3/15/2034	140	143
	Fiserv Inc.	5.150%	8/12/2034	485	486
	Fiserv Inc.	4.400%	7/1/2049	437	349
	Hewlett Packard Enterprise Co.	4.450%	9/25/2026	260	260
	Hewlett Packard Enterprise Co.	4.400%	9/25/2027	255	256
	Hewlett Packard Enterprise Co.	4.550%	10/15/2029	500	503
	Hewlett Packard Enterprise Co.	4.850%	10/15/2031	245	247
	Hewlett Packard Enterprise Co.	5.000%	10/15/2034	510	501
	Hewlett Packard Enterprise Co.	6.350%	10/15/2045	384	395
	Hewlett Packard Enterprise Co.	5.600%	10/15/2054	350	323
	HP Inc.	3.000%	6/17/2027	275	269
	HP Inc.	4.750%	1/15/2028	410	415
	HP Inc.	4.000%	4/15/2029	135	133
	HP Inc.	2.650%	6/17/2031	220	197
	HP Inc.	5.500%	1/15/2033	280	288
	HP Inc.	6.000%	9/15/2041	333	338
	IBM International Capital Pte. Ltd.	4.900%	2/5/2034	320	320
	IBM International Capital Pte. Ltd.	5.250%	2/5/2044	85	81
	IBM International Capital Pte. Ltd.	5.300%	2/5/2054	305	282
	Intel Corp.	3.750%	3/25/2027	205	203
	Intel Corp.	3.150%	5/11/2027	225	221
	Intel Corp.	3.750%	8/5/2027	260	257
	Intel Corp.	4.875%	2/10/2028	330	334
	Intel Corp.	1.600%	8/12/2028	215	199
	Intel Corp.	4.000%	8/5/2029	130	128
	Intel Corp.	2.450%	11/15/2029	505	466
	Intel Corp.	5.125%	2/10/2030	250	256
	Intel Corp.	3.900%	3/25/2030	305	297
	Intel Corp.	2.000%	8/12/2031	210	182
	Intel Corp.	4.150%	8/5/2032	230	219
	Intel Corp.	4.000%	12/15/2032	280	263
	Intel Corp.	5.200%	2/10/2033	585	589
	Intel Corp.	5.150%	2/21/2034	305	305
	Intel Corp.	4.600%	3/25/2040	355	312
	Intel Corp.	2.800%	8/12/2041	240	161
	Intel Corp.	4.800%	10/1/2041	155	135
	Intel Corp.	5.625%	2/10/2043	255	242
	Intel Corp.	4.900%	7/29/2045	295	250
	Intel Corp.	4.100%	5/19/2046	230	172
	Intel Corp.	4.100%	5/11/2047	155	115
	Intel Corp.	3.734%	12/8/2047	355	247
	Intel Corp.	3.250%	11/15/2049	555	348
	Intel Corp.	4.750%	3/25/2050	555	444
	Intel Corp.	3.050%	8/12/2051	315	186
	Intel Corp.	4.900%	8/5/2052	340	276
	Intel Corp.	5.700%	2/10/2053	350	321
	Intel Corp.	5.600%	2/21/2054	135	123
	Intel Corp.	3.100%	2/15/2060	305	168
	Intel Corp.	4.950%	3/25/2060	185	148
	Intel Corp.	3.200%	8/12/2061	290	163
	Intel Corp.	5.050%	8/5/2062	265	213
	Intel Corp.	5.900%	2/10/2063	190	175
	International Business Machines Corp.	1.700%	5/15/2027	190	183
	International Business Machines Corp.	4.150%	7/27/2027	670	673
	International Business Machines Corp.	4.500%	2/6/2028	245	248
	International Business Machines Corp.	3.500%	5/15/2029	660	647
[2]	International Business Machines Corp.	4.800%	2/10/2030	190	195
	International Business Machines Corp.	1.950%	5/15/2030	275	248
	International Business Machines Corp.	4.400%	7/27/2032	460	457
	International Business Machines Corp.	4.750%	2/6/2033	415	418
[2]	International Business Machines Corp.	5.200%	2/10/2035	325	330
	International Business Machines Corp.	4.150%	5/15/2039	704	620
	International Business Machines Corp.	4.000%	6/20/2042	145	120
	International Business Machines Corp.	4.250%	5/15/2049	705	563
	International Business Machines Corp.	2.950%	5/15/2050	350	221
	International Business Machines Corp.	4.900%	7/27/2052	135	119
38

ESG U.S. Corporate Bond ETF
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intuit Inc.	5.250%	9/15/2026	250	253
	Intuit Inc.	5.125%	9/15/2028	95	98
	Intuit Inc.	5.200%	9/15/2033	215	223
	Intuit Inc.	5.500%	9/15/2053	260	255
	KLA Corp.	4.100%	3/15/2029	195	195
	KLA Corp.	4.650%	7/15/2032	350	353
	KLA Corp.	3.300%	3/1/2050	200	138
	KLA Corp.	4.950%	7/15/2052	235	213
	KLA Corp.	5.250%	7/15/2062	135	125
	Lam Research Corp.	4.000%	3/15/2029	170	170
	Lam Research Corp.	1.900%	6/15/2030	135	122
	Lam Research Corp.	4.875%	3/15/2049	165	149
	Lam Research Corp.	2.875%	6/15/2050	250	159
	Marvell Technology Inc.	2.950%	4/15/2031	145	133
	Microchip Technology Inc.	4.900%	3/15/2028	175	178
	Microchip Technology Inc.	5.050%	3/15/2029	405	413
	Microchip Technology Inc.	5.050%	2/15/2030	125	128
	Micron Technology Inc.	6.750%	11/1/2029	610	662
	Micron Technology Inc.	4.663%	2/15/2030	400	402
	Micron Technology Inc.	5.300%	1/15/2031	265	273
	Micron Technology Inc.	2.703%	4/15/2032	270	237
	Micron Technology Inc.	5.875%	2/9/2033	120	126
	Micron Technology Inc.	5.875%	9/15/2033	145	153
	Micron Technology Inc.	5.800%	1/15/2035	175	181
	Micron Technology Inc.	6.050%	11/1/2035	345	362
	Microsoft Corp.	3.300%	2/6/2027	965	958
	Microsoft Corp.	3.500%	2/12/2035	325	305
	Microsoft Corp.	3.450%	8/8/2036	525	474
	Microsoft Corp.	4.100%	2/6/2037	177	170
	Microsoft Corp.	4.450%	11/3/2045	255	234
	Microsoft Corp.	3.700%	8/8/2046	656	528
	Microsoft Corp.	4.250%	2/6/2047	295	261
[4]	Microsoft Corp.	2.525%	6/1/2050	1,295	791
	Microsoft Corp.	2.500%	9/15/2050	460	279
	Microsoft Corp.	2.921%	3/17/2052	979	642
	Microsoft Corp.	4.500%	2/6/2057	330	294
	Microsoft Corp.	2.675%	6/1/2060	815	472
	Microsoft Corp.	3.041%	3/17/2062	525	330
	Motorola Solutions Inc.	4.600%	5/23/2029	210	212
	Motorola Solutions Inc.	2.300%	11/15/2030	370	333
	Motorola Solutions Inc.	2.750%	5/24/2031	365	332
	Motorola Solutions Inc.	5.400%	4/15/2034	175	180
	NVIDIA Corp.	3.200%	9/16/2026	235	233
	NVIDIA Corp.	1.550%	6/15/2028	258	243
	NVIDIA Corp.	2.850%	4/1/2030	570	545
	NVIDIA Corp.	2.000%	6/15/2031	265	237
	NVIDIA Corp.	3.500%	4/1/2040	230	194
	NVIDIA Corp.	3.500%	4/1/2050	595	443
	NXP BV	4.300%	6/18/2029	265	265
	NXP BV	3.400%	5/1/2030	155	148
	NXP BV	2.500%	5/11/2031	320	287
	NXP BV	2.650%	2/15/2032	260	229
	NXP BV	5.000%	1/15/2033	175	175
	NXP BV	3.250%	5/11/2041	220	163
	Oracle Corp.	2.800%	4/1/2027	1,067	1,044
	Oracle Corp.	3.250%	11/15/2027	495	485
	Oracle Corp.	2.300%	3/25/2028	465	444
	Oracle Corp.	4.500%	5/6/2028	375	378
	Oracle Corp.	4.800%	8/3/2028	460	468
[2]	Oracle Corp.	4.200%	9/27/2029	605	603
	Oracle Corp.	6.150%	11/9/2029	110	118
	Oracle Corp.	2.950%	4/1/2030	635	598
	Oracle Corp.	4.650%	5/6/2030	126	128
	Oracle Corp.	2.875%	3/25/2031	655	601
	Oracle Corp.	5.250%	2/3/2032	435	447
	Oracle Corp.	6.250%	11/9/2032	685	740
	Oracle Corp.	4.900%	2/6/2033	340	340
	Oracle Corp.	4.300%	7/8/2034	385	365
	Oracle Corp.	4.700%	9/27/2034	865	835
	Oracle Corp.	3.900%	5/15/2035	365	329
39

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Oracle Corp.	5.500%	8/3/2035	551	562
Oracle Corp.	3.850%	7/15/2036	280	246
Oracle Corp.	3.800%	11/15/2037	333	284
Oracle Corp.	6.500%	4/15/2038	450	488
Oracle Corp.	6.125%	7/8/2039	249	260
Oracle Corp.	3.600%	4/1/2040	445	353
Oracle Corp.	5.375%	7/15/2040	465	449
Oracle Corp.	3.650%	3/25/2041	380	297
Oracle Corp.	4.500%	7/8/2044	420	351
Oracle Corp.	4.125%	5/15/2045	200	157
Oracle Corp.	4.000%	7/15/2046	550	419
Oracle Corp.	4.000%	11/15/2047	170	129
Oracle Corp.	3.600%	4/1/2050	851	581
Oracle Corp.	3.950%	3/25/2051	680	490
Oracle Corp.	6.900%	11/9/2052	607	657
Oracle Corp.	5.550%	2/6/2053	655	601
Oracle Corp.	5.375%	9/27/2054	655	583
Oracle Corp.	4.375%	5/15/2055	240	182
Oracle Corp.	6.000%	8/3/2055	485	473
Oracle Corp.	3.850%	4/1/2060	560	375
Oracle Corp.	4.100%	3/25/2061	330	231
Oracle Corp.	5.500%	9/27/2064	150	133
Oracle Corp.	6.125%	8/3/2065	200	194
Paychex Inc.	5.600%	4/15/2035	625	646
Qorvo Inc.	4.375%	10/15/2029	105	103
QUALCOMM Inc.	3.250%	5/20/2027	277	274
QUALCOMM Inc.	1.300%	5/20/2028	60	56
QUALCOMM Inc.	2.150%	5/20/2030	285	262
QUALCOMM Inc.	1.650%	5/20/2032	315	265
QUALCOMM Inc.	4.650%	5/20/2035	95	95
QUALCOMM Inc.	4.800%	5/20/2045	274	250
QUALCOMM Inc.	4.300%	5/20/2047	340	284
QUALCOMM Inc.	3.250%	5/20/2050	225	154
QUALCOMM Inc.	4.500%	5/20/2052	240	201
QUALCOMM Inc.	6.000%	5/20/2053	290	303
Quanta Services Inc.	2.900%	10/1/2030	155	144
RELX Capital Inc.	4.000%	3/18/2029	410	408
RELX Capital Inc.	4.750%	3/27/2030	265	271
RELX Capital Inc.	3.000%	5/22/2030	165	157
RELX Capital Inc.	5.250%	3/27/2035	51	52
Roper Technologies Inc.	4.200%	9/15/2028	265	265
Roper Technologies Inc.	1.750%	2/15/2031	180	156
Roper Technologies Inc.	4.900%	10/15/2034	150	148
Roper Technologies Inc.	5.100%	9/15/2035	300	299
S&P Global Inc.	2.450%	3/1/2027	910	889
S&P Global Inc.	2.700%	3/1/2029	285	273
S&P Global Inc.	4.250%	5/1/2029	150	151
S&P Global Inc.	2.900%	3/1/2032	165	151
S&P Global Inc.	3.700%	3/1/2052	350	261
Salesforce Inc.	3.700%	4/11/2028	250	249
Salesforce Inc.	1.500%	7/15/2028	105	98
Salesforce Inc.	1.950%	7/15/2031	200	177
Salesforce Inc.	2.700%	7/15/2041	308	221
Salesforce Inc.	2.900%	7/15/2051	450	285
Salesforce Inc.	3.050%	7/15/2061	195	118
ServiceNow Inc.	1.400%	9/1/2030	284	249
Synopsys Inc.	4.650%	4/1/2028	295	299
Synopsys Inc.	5.000%	4/1/2032	1,000	1,020
Synopsys Inc.	5.700%	4/1/2055	530	520
Texas Instruments Inc.	2.250%	9/4/2029	175	164
Texas Instruments Inc.	1.750%	5/4/2030	160	144
Texas Instruments Inc.	4.900%	3/14/2033	165	169
Texas Instruments Inc.	3.875%	3/15/2039	225	198
Texas Instruments Inc.	4.150%	5/15/2048	300	245
Texas Instruments Inc.	5.150%	2/8/2054	160	150
Texas Instruments Inc.	5.050%	5/18/2063	435	391
TSMC Arizona Corp.	1.750%	10/25/2026	200	195
TSMC Arizona Corp.	3.875%	4/22/2027	110	110
TSMC Arizona Corp.	2.500%	10/25/2031	240	218
TSMC Arizona Corp.	4.250%	4/22/2032	340	339
40

ESG U.S. Corporate Bond ETF
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
TSMC Arizona Corp.	3.125%	10/25/2041	220	173
TSMC Arizona Corp.	3.250%	10/25/2051	170	126
TSMC Arizona Corp.	4.500%	4/22/2052	180	165
VMware LLC	3.900%	8/21/2027	255	254
VMware LLC	1.800%	8/15/2028	100	93
VMware LLC	4.700%	5/15/2030	205	207
VMware LLC	2.200%	8/15/2031	175	154
Workday Inc.	3.500%	4/1/2027	150	149
Workday Inc.	3.700%	4/1/2029	250	246
Workday Inc.	3.800%	4/1/2032	280	265
Xilinx Inc.	2.375%	6/1/2030	170	157
				107,929
Utilities (0.2%)
American Water Capital Corp.	4.450%	6/1/2032	310	308
American Water Capital Corp.	5.250%	3/1/2035	345	351
American Water Capital Corp.	3.750%	9/1/2047	140	106
Commonwealth Edison Co.	4.000%	3/1/2048	125	99
Oncor Electric Delivery Co. LLC	5.650%	11/15/2033	130	138
Oncor Electric Delivery Co. LLC	4.950%	9/15/2052	360	320
Oncor Electric Delivery Co. LLC	5.550%	6/15/2054	315	304
PPL Electric Utilities Corp.	5.250%	5/15/2053	115	109
				1,735
Total Corporate Bonds (Cost $898,792)				882,852
Total Investments (98.4%) (Cost $904,794)				888,862
Other Assets and Liabilities—Net (1.6%)				14,280
Net Assets (100%)				903,142
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $9,875, representing 1.1% of net assets.
4	Securities with a value of $108 have been segregated as initial margin for open futures contracts.
DAC—Designated Activity Company.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	December 2025	8	1,668	4
5-Year U.S. Treasury Note	December 2025	5	547	3
10-Year U.S. Treasury Note	December 2025	3	338	2
				9

Short Futures Contracts
Long U.S. Treasury Bond	December 2025	(1)	(114)	(1)
Ultra 10-Year U.S. Treasury Note	December 2025	(11)	(1,258)	(5)
Ultra Long U.S. Treasury Bond	December 2025	(5)	(583)	—
				(6)
				3
See accompanying Notes, which are an integral part of the Financial Statements.
41

ESG U.S. Corporate Bond ETF
Statement of Assets and Liabilities
As of August 31, 2025

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $904,794)	888,862
Investment in Vanguard	22
Cash	11,589
Receivables for Investment Securities Sold	2,963
Receivables for Accrued Income	10,833
Variation Margin Receivable—Futures Contracts	10
Total Assets	914,279
Liabilities
Due to Broker	446
Payables for Investment Securities Purchased	10,644
Payables to Vanguard	47
Total Liabilities	11,137
Net Assets	903,142
At August 31, 2025, net assets consisted of:

Paid-in Capital	939,359
Total Distributable Earnings (Loss)	(36,217)
Net Assets	903,142

Net Assets
Applicable to 14,225,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	903,142
Net Asset Value Per Share	$63.49
See accompanying Notes, which are an integral part of the Financial Statements.
42

ESG U.S. Corporate Bond ETF
Statement of Operations

Year Ended August 31, 2025
($000)
Investment Income
Income
Interest	37,962
Total Income	37,962
Expenses
The Vanguard Group—Note B
Investment Advisory Services	23
Management and Administrative	783
Marketing and Distribution	37
Custodian Fees	13
Auditing Fees	38
Shareholders’ Reports and Proxy Fees	36
Trustees’ Fees and Expenses	—
Other Expenses	19
Total Expenses	949
Net Investment Income	37,013
Realized Net Gain (Loss)
Investment Securities Sold[1]	(3,827)
Futures Contracts	(57)
Realized Net Gain (Loss)	(3,884)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(116)
Futures Contracts	(4)
Change in Unrealized Appreciation (Depreciation)	(120)
Net Increase (Decrease) in Net Assets Resulting from Operations	33,009
1	Includes $63 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
43

ESG U.S. Corporate Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2025	2024
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,013	23,003
Realized Net Gain (Loss)	(3,884)	(6,253)
Change in Unrealized Appreciation (Depreciation)	(120)	31,382
Net Increase (Decrease) in Net Assets Resulting from Operations	33,009	48,132
Distributions
Total Distributions	(35,929)	(21,963)
Capital Share Transactions
Issued	260,406	197,540
Issued in Lieu of Cash Distributions	—	—
Redeemed	(6,177)	—
Net Increase (Decrease) from Capital Share Transactions	254,229	197,540
Total Increase (Decrease)	251,309	223,709
Net Assets
Beginning of Period	651,833	428,124
End of Period	903,142	651,833
See accompanying Notes, which are an integral part of the Financial Statements.
44

ESG U.S. Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,				September 22, 2020[1] to August 31, 2021
	2025	2024	2023	2022
Net Asset Value, Beginning of Period	$63.91	$61.16	$62.65	$74.86	$75.00
Investment Operations
Net Investment Income[2]	2.936	2.719	2.217	1.542	1.211
Net Realized and Unrealized Gain (Loss) on Investments	(.463)	2.657	(1.574)	(12.307)	(.330)
Total from Investment Operations	2.473	5.376	.643	(10.765)	.881
Distributions
Dividends from Net Investment Income	(2.893)	(2.626)	(2.133)	(1.445)	(1.021)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(2.893)	(2.626)	(2.133)	(1.445)	(1.021)
Net Asset Value, End of Period	$63.49	$63.91	$61.16	$62.65	$74.86
Total Return	4.01%	9.05%	1.09%	-14.54%	1.20%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$903	$652	$428	$338	$217
Ratio of Total Expenses to Average Net Assets	0.12%	0.12%	0.12%[3]	0.12%[3]	0.12%[4]
Ratio of Net Investment Income to Average Net Assets	4.68%	4.40%	3.62%	2.26%	1.74%[4]
Portfolio Turnover Rate[5]	33%	32%	28%	34%	24%
1	Inception.
2	Calculated based on average shares outstanding.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.12%.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
45

ESG U.S. Corporate Bond ETF
Notes to Financial Statements
Vanguard ESG U.S. Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
ETF Shares are listed for trading on Cboe BZX Exchange, Inc.; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2025, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2025, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
46

ESG U.S. Corporate Bond ETF
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2025, the fund had contributed to Vanguard capital in the amount of $22,000, representing less than 0.01% of the fund’s net assets and 0.01% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,010	—	6,010
Corporate Bonds	—	882,852	—	882,852
Total	—	888,862	—	888,862

Derivative Financial Instruments
Assets
Futures Contracts[1]	9	—	—	9
Liabilities
Futures Contracts[1]	(6)	—	—	(6)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. Examples of permanent differences include, but are not limited to, in-kind redemptions, swap agreements, and distributions in connection with fund share redemptions.
Permanent differences were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	63
Total Distributable Earnings (Loss)	(63)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Examples of temporary differences include, but are not limited to, capital loss carryforwards, the deferral of losses from wash sales, the recognition of unrealized gains or losses from certain derivative contracts, the recognition of gain or loss from foreign currency hedges, and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	3,022
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(16,401)
Capital Loss Carryforwards	(22,838)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(36,217)
47

ESG U.S. Corporate Bond ETF
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2025 Amount ($000)	2024 Amount ($000)
Ordinary Income*	35,929	21,963
Long-Term Capital Gains	—	—
Total	35,929	21,963
*	Includes short-term capital gains, if any.
As of August 31, 2025, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	905,263
Gross Unrealized Appreciation	14,278
Gross Unrealized Depreciation	(30,679)
Net Unrealized Appreciation (Depreciation)	(16,401)
E.  During the year ended August 31, 2025, the fund purchased $148,901,000 of investment securities and sold $154,934,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $107,991,000 and $102,811,000, respectively. In addition, the fund purchased and sold investment securities of $255,244,000 and $5,945,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
F.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2025 Shares (000)	2024 Shares (000)
Issued	4,125	3,200
Issued in Lieu of Cash Distributions	—	—
Redeemed	(100)	—
Net Increase (Decrease) in Shares Outstanding	4,025	3,200
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, political or regulatory conditions, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2025, one shareholder was the record or beneficial owner of 27% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
H.  Operating segments are components of an entity that engage in business activities, have discrete financial information available, and have their operating results regularly reviewed by a chief operating decision maker (“CODM”). The fund is considered a single segment. Vanguard’s chief executive officer, chief investment officer, and chief financial officer, who are also officers of the fund, as well as the fund’s chief financial officer collectively act as the CODM. Vanguard has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations. Through these committees, the CODM manages the fund’s operations to achieve a single investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. When assessing segment performance and making decisions about segment resources, the CODM relies on the fund’s portfolio composition, total returns, expense ratios and changes in net assets which are consistent with the information contained in the fund’s financial statements. Segment assets, liabilities, income, and expenses are also detailed in the accompanying financial statements.
48

ESG U.S. Corporate Bond ETF
I.  Management has determined that no subsequent events or transactions occurred through the date the financial statements were issued that would require recognition or disclosure in these financial statements.
49

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard World Fund and Shareholders of Vanguard ESG U.S. Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard ESG U.S. Corporate Bond ETF (one of the funds constituting Vanguard World Fund, referred to hereafter as the "Fund") as of August 31, 2025, the related statement of operations for the year ended August 31, 2025, the statements of changes in net assets for each of the two years in the period ended August 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2025 and for the period September 22, 2020 (inception) to August 31, 2021 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2025, the results of its operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2025 and the financial highlights for each of the four years in the period ended August 31, 2025 and for the period September 22, 2020 (inception) to August 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2025
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
50

Tax information (unaudited)
The fund hereby designates for the fiscal year $45,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 82.7%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q41580 102025
51

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangement – Global Wellesley Income Fund

The board of trustees of Vanguard Global Wellesley Income Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services provided to the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration. The equity sub-portfolio is focused on global companies whose stocks pay above-average levels of dividend income and are considered to have the potential for capital appreciation.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of Wellington Management, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Global Wellington Fund

The board of trustees of Vanguard Global Wellington Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company LLP (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Oversight and Manager Search team, which is responsible for fund and advisor oversight and product management. The Oversight and Manager Search team met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Oversight and Manager Search team. For the advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Oversight and Manager Search team’s ongoing assessment of the advisors.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional managers. For the equity portion of the fund, Wellington Management focuses on high-quality companies in out-of-favor industries that generate superior returns. The equity subportfolio includes large- and mid-cap stocks, with a valuation discount, premium dividend yield, and market-like earnings growth. The advisor primarily invests the fixed income portion of the fund in government and mortgage securities in addition to high-quality corporate bonds. The fund’s bond portion will maintain an intermediate-term duration.

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.

The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.

The benefit of economies of scale

The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no changes in the Registrant’s Internal Control Over Financial Reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2025

VANGUARD WORLD FUND

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2025

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney filed on February 28, 2025 (see File Number 333-177613), Incorporated by Reference.